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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07890
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco High Income Municipal Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	HIM-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—98.54%

Alaska—0.37%

Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007, Community Provider RB	5.70%	12/01/17	$1,000	$649,970

Series 2007, Community Provider RB	6.00%	12/01/36	3,000	1,949,910

				2,599,880

Arizona—3.52%

Centerra Community Facilities District; Series 2005, Unlimited Tax GO Bonds	5.50%	07/15/29	345	288,134

Pima (County of) Industrial Development Authority (Acclaim Charter School); Series 2006, Education Facility RB	5.70%	12/01/26	2,200	1,850,420

Pima (County of) Industrial Development Authority (Choice Education & Development Corp.);
Series 2006, Education Facility RB	6.25%	06/01/26	1,000	884,180

Series 2006, Education Facility RB	6.38%	06/01/36	1,050	878,157

Pima (County of) Industrial Development Authority (Coral Academy Science);
Series 2008 A, Education Facilities RB	7.13%	12/01/28	2,120	2,035,094

Series 2008 A, Education Facilities RB	7.25%	12/01/38	1,100	1,029,336

Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2003, Education Facility RB	7.25%	08/01/19	830	849,248

Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB	8.50%	07/01/39	1,750	1,825,040

Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Education Facility RB	6.50%	04/01/26	1,000	933,690

Series 2006, Education Facility RB	6.75%	04/01/36	1,000	903,680

Pima (County of) Industrial Development Authority (Paradise Education Center);
Series 2006, Ref. Education RB	5.88%	06/01/22	535	507,495

Series 2006, Ref. Education RB	6.00%	06/01/36	830	723,810

Series 2010, Education RB	6.10%	06/01/45	1,400	1,210,790

Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	3,900	3,837,093

Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	6.00%	12/01/38	1,650	1,694,517

University Medical Center Corp.;
Series 2005, Hospital RB	5.00%	07/01/35	1,800	1,658,376

Series 2009, Hospital RB	6.25%	07/01/29	500	527,570

Series 2009, Hospital RB	6.50%	07/01/39	500	523,230

Series 2011, Hospital RB	6.00%	07/01/39	2,600	2,632,916

				24,792,776

California—2.44%

California (State of) Educational Facilities Authority (Chapman University); Series 2011, RB	5.00%	04/01/31	425	433,713

California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/38	3,000	3,239,250

California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB	8.50%	10/01/29	1,000	1,093,550

California (State of) Municipal Finance Authority (Literacy First); Series 2010 A, Charter School Lease RB	6.00%	09/01/30	1,085	1,013,216

California (State of) Statewide Communities Development Authority (Hospice of Napa Valley); Series 2004 A, RB	7.00%	01/01/34	900	696,924

California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	1,500	1,108,470

California (State of) Statewide Communities Development Authority (Notre Dame de Namur University); Series 2003, RB	6.50%	10/01/23	750	733,598

Eden (Township of) Healthcare District (Eden Hospital Health Services Corp.); Series 2010, COP	6.13%	06/01/34	1,000	1,000,650

See accompanying notes which are an integral part of this schedule.
          Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)

Orange (City of) Community Facilities District No. 06-1 (Del Rio Public Improvements);
Series 2010, Special Tax RB	5.50%	10/01/28	$540	$534,697

Series 2010, Special Tax RB	6.00%	10/01/40	500	505,415

San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	7.50%	12/01/41	5,500	5,776,100

Series 2011, RB	8.00%	12/01/31	1,000	1,094,430

				17,230,013

Colorado—8.88%

Antelope Heights Metropolitan District; Series 2003, Limited Tax GO Bonds (a)(b)	8.00%	12/01/13	500	577,700

Arista Metropolitan District; Series 2005, Special Limited Tax GO Bonds	6.75%	12/01/35	2,000	1,507,380

Beacon Point Metropolitan District; Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	1,500	1,404,720

Bradburn Metropolitan District No. 3; Series 2010, Ref. Limited Tax GO Bonds	7.50%	12/01/39	550	555,461

Bromley Park Metropolitan District No. 2;
Series 2002 B, Limited Tax GO Bonds (a)(b)	8.05%	12/01/12	500	552,360

Series 2003, Limited Tax GO Bonds (a)(b)	8.05%	12/01/12	534	589,920

Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO Bonds	7.00%	12/01/23	60	60,117

Castle Oaks Metropolitan District;
Series 2005, Limited Tax GO Bonds	6.00%	12/01/25	500	427,170

Series 2005, Limited Tax GO Bonds	6.13%	12/01/35	750	594,975

Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB (c)	6.13%	12/15/35	2,880	2,501,914

Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, Charter School RB	6.00%	11/01/36	1,675	1,181,160

Colorado (State of) Educational & Cultural Facilities Authority (Carbon Valley Academy); Series 2006, Charter School RB	5.63%	12/01/36	1,035	745,935

Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, Charter School RB	6.25%	07/01/28	650	561,957

Series 2008, Charter School RB	6.50%	07/01/38	1,000	836,660

Colorado (State of) Educational & Cultural Facilities Authority (Denver Academy); Series 2003 A, Ref. RB	7.00%	11/01/23	500	508,180

Colorado (State of) Educational & Cultural Facilities Authority (Denver School of Science & Technology); Series 2004, RB	5.00%	12/01/13	290	290,290

Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB	7.00%	08/01/38	1,500	1,415,460

Colorado (State of) Educational & Cultural Facilities Authority (Knowledge Quest Academy); Series 2005, Charter School RB	6.50%	05/01/36	885	797,385

Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy);
Series 2007, Charter School RB	5.88%	10/01/27	2,500	2,334,950

Series 2007, Charter School RB	6.00%	10/01/37	1,635	1,456,720

Series 2008 A, Charter School RB	7.25%	10/01/39	500	510,025

Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB (c)	6.75%	04/01/40	1,860	1,638,939

Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB (c)	8.25%	11/01/39	2,950	3,046,612

Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB (c)	5.75%	05/15/37	2,500	1,909,750

Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	7.40%	12/01/38	2,000	2,261,140

Colorado (State of) Educational & Cultural Facilities Authority (Union Colony Charter School); Series 2007, RB (c)	5.75%	12/01/37	1,600	1,294,048

Colorado (State of) Educational & Cultural Facilities Authority (Windsor Academy); Series 2007, Charter School RB	5.70%	05/01/37	1,000	855,970

Colorado (State of) Health Facilities Authority (Christian Living Campus);
Series 2004 A, RB	6.13%	01/01/25	250	250,015

Series 2004 A, RB	6.25%	01/01/33	550	549,951

Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2009 A, RB	8.25%	01/01/24	375	391,380

Series 2009 A, RB	9.00%	01/01/34	750	789,082

Series 2011, RB	6.38%	01/01/41	1,615	1,623,463

See accompanying notes which are an integral part of this schedule.
          Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—(continued)

Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group);
Series 2010 A, RB	6.00%	11/15/30	$900	$926,019

Series 2010 A, RB	6.25%	11/15/40	800	818,400

Series 2011, RB	5.75%	11/15/31	1,000	990,020

Series 2011, RB	6.00%	11/15/40	1,195	1,190,889

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	500	511,780

Series 2010, Private Activity RB	6.00%	01/15/41	2,000	2,034,820

Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB	7.00%	12/01/29	2,500	2,261,425

Conservatory Metropolitan District (Arapahoe County); Series 2005, Limited Tax GO Bonds (a)(b)	6.75%	12/01/13	801	907,629

Copperleaf Metropolitan District No. 2;
Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	1,000	717,400

Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	1,750	1,134,490

Country Club Village Metropolitan District; Series 2006, Limited Tax GO Bonds	6.00%	12/01/34	598	433,969

Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation/Public Improvement Fee Supported RB	7.50%	03/01/40	1,500	1,531,125

Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/40	1,000	1,001,300

Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.75%	12/01/36	3,000	2,808,330

Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO Bonds	5.75%	12/01/36	1,385	908,865

Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.25%	12/01/36	1,619	1,265,880

Montrose (County of) (The Homestead at Montrose, Inc.);
Series 2003 A, Health Care Facilities RB	5.75%	02/01/15	210	210,193

Series 2003 A, Health Care Facilities RB	6.75%	02/01/22	300	300,198

Series 2003 A, Health Care Facilities RB	7.00%	02/01/25	800	800,360

Northwest Metropolitan District No. 3;
Series 2005, Limited Tax GO Bonds	6.13%	12/01/25	1,000	906,140

Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	1,000	866,750

Piney Creek Metropolitan District; Series 2005, Limited Tax GO Bonds	5.50%	12/01/35	1,168	1,038,644

Reata South Metropolitan District; Series 2007 A, Limited Tax GO Bonds	7.25%	06/01/37	1,000	858,170

Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/35	1,000	768,480

Silver Peaks Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.75%	12/01/36	1,000	729,710

Southlands Metropolitan District No. 1; Series 2004, Unlimited Tax GO Bonds (a)(b)	7.13%	12/01/14	500	594,880

Table Rock Metropolitan District; Series 2003, Limited Tax GO Bonds (a)(b)	7.00%	12/01/13	700	783,146

Valagua Metropolitan District; Series 2008, Limited Tax GO Bonds	7.75%	12/01/37	1,000	828,180

Wyndham Hill Metropolitan District No. 2;
Series 2005, Limited Tax GO Bonds	6.25%	12/01/25	85	72,797

Series 2005, Limited Tax GO Bonds	6.38%	12/01/35	500	398,765

				62,619,543

Connecticut—0.55%

Hamden (Town of) (Whitney Center); Series 2009 A, RB	7.63%	01/01/30	700	733,635

Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,163,800

				3,897,435

Delaware—0.48%

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/30	1,610	1,443,429

Sussex (County of) (Cadbury at Lewes);
Series 2006 A, First Mortgage RB	5.45%	01/01/16	865	829,224

Series 2006 A, First Mortgage RB	5.90%	01/01/26	750	633,728

Series 2006 A, First Mortgage RB	6.00%	01/01/35	600	471,342

				3,377,723

See accompanying notes which are an integral part of this schedule.
          Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia—1.42%

District of Columbia (Center for Strategic & International Studies);
Series 2011, RB	6.38%	03/01/31	$2,000	$2,035,240

Series 2011, RB	6.63%	03/01/41	1,150	1,180,544

District of Columbia (Gallaudet University);
Series 2011, University RB	5.50%	04/01/34	500	525,475

Series 2011, University RB	5.50%	04/01/41	3,000	3,111,720

District of Columbia (National Public Radio, Inc.); Series 2010 A, RB	5.00%	04/01/43	1,000	1,011,410

District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/39	2,000	2,156,840

				10,021,229

Florida—5.72%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	3,000	2,420,520

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs);
Series 2011, (TEMPS-70sm) RB	7.13%	11/15/16	2,000	2,002,800

Series 2011 A, RB	8.00%	11/15/31	2,000	1,992,000

Brevard (County of) Health Facilities Authority (Health First, Inc.); Series 2009, Health Care Facilities RB	7.00%	04/01/39	2,100	2,319,156

Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/40	1,500	1,385,325

Cory Lakes Community Development District;
Series 2001 A, Special Assessment RB	8.38%	05/01/17	255	263,392

Series 2001 B, Special Assessment RB	8.38%	05/01/17	120	123,949

Cypress Lakes Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/34	525	509,869

East Homestead Community Development District; Series 2005, Special Assessment RB	5.45%	05/01/36	570	497,200

Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2006 A, RB	6.00%	05/15/36	2,130	1,668,067

Series 2007 A, RB	6.13%	05/15/37	1,855	1,470,811

Florida Development Finance Corp. (Sculptor Charter School); Series 2008 A, RB	7.25%	10/01/38	2,710	2,773,224

Gramercy Farms Community Development District;
Series 2007 B, Special Assessment RB (d)	5.10%	05/01/14	550	6

Series 2011, Ref. Special Assessment CAB (e)	0.00%	05/01/39	2,145	269,498

Hillsborough (County of) Industrial Development Authority (Healthcare Facilities); Series 2008 B, IDR (a)(b)	8.00%	08/15/19	1,000	1,413,380

Lee (County of) Industrial Development Authority (Cypress Cove Health Park); Series 2002 A, Health Care Facilities RB	6.75%	10/01/32	1,250	919,825

Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
Series 2001 A, Hospital RB	6.70%	11/15/19	1,500	1,517,430

Series 2004, Ref. Hospital RB (c)	6.75%	11/15/29	500	513,000

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	500	523,150

Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	250	257,942

Series 2011, Ref. Hospital RB	6.00%	08/01/46	1,000	1,020,040

Mount Dora (City of) Health Facilities Authority (Waterman Village); Series 2004 A, Ref. RB	5.75%	08/15/18	750	616,560

Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. Health Care Facilities RB	5.38%	07/01/20	1,100	1,031,789

Series 2007, First Mortgage RB	5.50%	07/01/32	1,000	845,310

Orange (County of) Health Facilities Authority (The Nemours Foundation); Series 2009 A, RB	5.00%	01/01/39	2,000	1,992,560

Orlando (City of) Urban Community Development District; Series 2004, Capital Improvement Special Assessment RB	6.25%	05/01/34	1,000	887,920

Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB	6.13%	09/15/21	400	402,148

Series 2011 A, RB	7.13%	09/15/41	3,250	3,244,735

Poinciana Community Development District; Series 2000 A, Special Assessment RB	7.13%	05/01/31	400	400,032

Reunion East Community Development District; Series 2002 A, Special Assessment RB	7.38%	05/01/33	1,000	697,580

Sarasota (County of) Health Facilities Authority (Village on the Isle);
Series 2007, Ref. Retirement Facilities RB	5.00%	01/01/17	1,500	1,519,335

Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/27	1,000	991,860

Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/32	1,000	961,190

St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care RB	5.25%	01/01/26	1,000	861,680

Series 2006 A, Health Care RB	5.38%	01/01/40	1,000	780,430

See accompanying notes which are an integral part of this schedule.
          Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)

St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB	6.25%	11/15/29	$150	$167,447

Series 2009 A, Ref. RB	6.50%	11/15/39	1,000	1,095,750

				40,356,910

Georgia—0.85%

Atlanta (City of) (Eastside);
Series 2005 B, Tax Allocation Bonds	5.40%	01/01/20	1,000	1,027,460

Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,000	2,001,180

Atlanta (City of) (Princeton Lakes); Series 2006, Tax Allocation RB (c)	5.50%	01/01/31	630	590,373

DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.);
Series 2010, RAC	6.00%	09/01/30	700	723,744

Series 2010, RAC	6.13%	09/01/40	1,000	1,016,120

Fulton (County of) Residential Care Facilities for the Elderly Authority (Canterbury Court);
Series 2004 A, RB	6.13%	02/15/26	500	462,305

Series 2004 A, RB	6.13%	02/15/34	200	174,568

				5,995,750

Hawaii—0.34%

Hawaii (State of) Department of Budget & Finance (15 Craigside);
Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/29	850	966,433

Series 2009 A, Special Purpose Senior Living RB	9.00%	11/15/44	1,250	1,428,375

				2,394,808

Idaho—1.02%

Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.) Series 2010 A, Non-profit Facilities RB	6.25%	07/01/40	1,000	914,640

Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/38	750	710,123

Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2009 A, Non-profit Facilities RB	9.00%	07/01/21	150	155,891

Series 2009 A, Non-profit Facilities RB	9.25%	07/01/29	1,000	1,042,870

Series 2009 A, Non-profit Facilities RB	9.50%	07/01/39	2,005	2,103,766

Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB	8.25%	07/01/39	745	802,745

Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB	6.13%	07/01/38	1,580	1,436,978

				7,167,013

Illinois—8.33%

Belleville (City of) (Frank Scott Parkway Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.70%	05/01/36	1,000	842,690

Chicago (City of) (Chatham Ridge Redevelopment);
Series 2002, Tax Increment Allocation RB (a)	5.95%	12/15/12	275	280,638

Series 2002, Tax Increment Allocation RB (a)	6.05%	12/15/13	475	491,069

Chicago (City of) (Lakeshore East);
Series 2003, Special Assessment Improvement RB	6.63%	12/01/22	400	412,424

Series 2003, Special Assessment Improvement RB	6.75%	12/01/32	300	307,752

Chicago (City of);
Series 2011, Tax Increment Allocation COP	7.13%	05/01/21	1,000	1,045,670

Series 2011, Tax Increment Allocation COP	7.13%	05/01/25	1,000	1,033,390

Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	250	258,623

Du Page (County of) Special Service Area No. 31 (Monarch Landing); Series 2006, Special Tax RB	5.40%	03/01/16	155	151,880

Hillside (Village of) (Mannheim Redevelopment);
Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/20	1,000	948,300

Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	5,000	4,632,150

See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)

Illinois (State of) Finance Authority (Beacon Hill);
Series 2005 A, Ref. RB	5.15%	02/15/13	$655	$655,242

Series 2005 A, Ref. RB	5.25%	02/15/14	300	300,087

Series 2005 A, Ref. RB	5.35%	02/15/15	225	225,047

Illinois (State of) Finance Authority (Bethesda Home & Retirement Center); Series 1999 A, RB	6.25%	09/01/14	445	445,000

Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB (d)	6.13%	08/15/28	1,000	44,700

Series 2008 A, Ref. RB (d)	6.25%	08/15/35	1,000	44,700

Series 2008 A, Ref. RB (d)	6.25%	08/15/40	1,000	44,700

Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/28	500	408,030

Series 2006 A, RB	6.00%	08/15/26	850	732,020

Series 2006 A, RB	6.00%	08/15/39	1,460	1,145,647

Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	2,195	2,266,886

Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2010 A, RB	8.00%	05/15/30	1,300	1,286,350

Series 2010 D-2, (TEMPS-65sm) RB	7.00%	11/15/15	550	542,361

Series 2010 D-3, (TEMPS-50sm) RB	6.25%	08/15/15	550	534,221

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group);
Series 2009 A, RB	7.25%	11/01/30	1,865	2,099,113

Series 2009 A, RB	7.25%	11/01/38	2,000	2,203,280

Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2009, RB	6.88%	08/15/38	6,000	6,308,160

Illinois (State of) Finance Authority (Smith Village);
Series 2005 A, RB	5.70%	11/15/20	500	458,130

Series 2005 A, RB	6.13%	11/15/25	1,000	905,630

Series 2005 A, RB	6.25%	11/15/35	1,500	1,287,615

Illinois (State of) Finance Authority (The Admiral at the Lake);
Series 2010 A, RB	7.25%	05/15/20	1,000	1,003,880

Series 2010 D-1, (TEMPS-75sm) RB	7.00%	05/15/18	1,000	1,001,510

Series 2010 D-2, (TEMPS-65sm) RB	6.38%	05/15/17	1,000	1,000,560

Illinois (State of) Finance Authority (Three Crowns Park Plaza);
Series 2006 A, RB	5.88%	02/15/26	1,000	955,590

Series 2006 A, RB	5.88%	02/15/38	1,500	1,343,730

Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2011 C, RB	5.50%	08/15/41	2,000	2,097,740

Illinois (State of) Finance Authority (UNO Charter School Network, Inc.); Series 2011, Ref. Charter School RB	6.88%	10/01/31	1,500	1,511,745

Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, RB (d)	6.90%	11/15/33	2,000	699,340

Illinois (State of) Finance Authority; Series 2003 A, RB	7.00%	11/15/32	800	748,448

Lincolnshire (Village of) Special Service Area No. 1 (Sedgebrook); Series 2004, Special Tax RB	6.25%	03/01/34	750	668,407

Lombard Public Facilities Corp.;
Series 2005 A-1, First Tier Conference Center & Hotel RB	6.38%	01/01/15	750	537,540

Series 2005 A-1, First Tier Conference Center & Hotel RB	7.13%	01/01/36	2,500	1,683,500

Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	1,500	1,482,330

Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (c)	5.75%	12/30/25	2,000	1,320,020

Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2011, RB	8.50%	06/01/41	1,290	1,325,462

Southwestern Illinois Development Authority (City of Collinsville Limited Incremental Sales Tax); Series 2007, Local Government Program RB	5.35%	03/01/31	1,000	784,370

Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, Senior Care Facilities RB	5.50%	12/01/26	800	569,352

Series 2006, Senior Care Facilities RB	5.85%	12/01/36	3,000	1,977,690

St. Charles (City of) (Zylstra);
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/21	1,800	1,777,266

Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/25	2,000	1,938,180

Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/30	1,000	970,410

Series 2010, RB	7.25%	11/15/40	1,000	982,150

				58,720,725

See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana—0.43%

Indiana (State of) Finance Authority (Irvington Community School);
Series 2009 A, Educational Facilities RB	7.75%	07/01/23	$290	$328,759

Series 2009 A, Educational Facilities RB	8.00%	07/01/29	1,385	1,551,726

Series 2009 A, Educational Facilities RB	9.00%	07/01/39	1,000	1,161,420

				3,041,905

Iowa—1.29%

Ames (City of) (Mary Greely Medical Center);
Series 2011, Hospital RB	5.25%	06/15/36	1,250	1,252,950

Series 2011, Hospital RB	5.50%	06/15/30	1,000	1,027,040

Des Moines (City of) (Luther Park Apartments, Inc.); Series 2004, Senior Housing RB	6.00%	12/01/23	500	455,685

Iowa (State of) Finance Authority (Bethany Life Communities);
Series 2006 A, Ref. Senior Housing RB	5.45%	11/01/26	345	316,568

Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	795	672,117

Iowa (State of) Finance Authority (Boys & Girls Home & Family Services, Inc.); Series 2007, Community Provider RB	5.80%	12/01/22	1,000	649,970

Iowa (State of) Finance Authority (Madrid Home); Series 2007, Health Care Facilities RB	5.75%	11/15/24	1,000	897,360

Marion (City of) (Village Place at Marion);
Series 2005 A, MFH RB	5.65%	09/01/25	155	142,859

Series 2005 A, MFH RB	6.00%	09/01/35	400	359,048

Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.00%	10/01/24	290	261,577

Series 2004, Health Care Facilities RB	6.15%	10/01/36	600	503,694

Scott (County of) (Ridgecrest Village);
Series 2004, Ref. RB	4.75%	11/15/12	200	200,968

Series 2006, Ref. RB	5.25%	11/15/21	1,000	924,560

Washington (City of) (United Presbyterian Home); Series 2006 A, Ref. Senior Housing RB	5.60%	12/01/36	1,615	1,451,950

				9,116,346

Kansas—1.47%

Kansas (State of) Development Finance Authority (Adventist Health); Series 2009, Hospital RB	5.75%	11/15/38	1,900	2,055,382

Labette (County of);
Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/29	750	735,225

Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/37	900	862,632

Olathe (City of) (Aberdeen Village, Inc.); Series 2005 A, Ref. Senior Living Facilities RB	5.60%	05/15/28	1,500	1,255,440

Olathe (City of) (West Village Center);
Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/17	500	388,260

Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/22	1,160	799,205

Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/26	1,000	655,750

Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	1,466	1,187,841

Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/24	920	731,970

Roeland Park (City of) (TDD #1);
Series 2005, Transportation Development District Sales Tax RB	5.75%	12/01/25	445	311,887

Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/25	925	657,065

Roeland Park (City of) (TDD #2); Series 2006 B, Transportation Development District Sales Tax RB	5.88%	12/01/25	1,000	697,920

				10,338,577

Kentucky—0.74%

Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II);
Series 2011, RB	7.00%	05/15/30	1,750	1,777,703

Series 2011, RB	7.25%	05/15/41	1,300	1,313,208

Series 2011, RB	7.38%	05/15/46	250	254,235

See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky—(continued)

Louisville & Jefferson (Counties of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/39	$1,820	$1,909,398

				5,254,544

Louisiana—2.21%

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2007, RB	6.75%	11/01/32	2,690	2,809,624

Series 2009 A, RB	6.50%	08/01/29	3,000	3,189,720

Series 2010 A-2, RB	6.50%	11/01/35	1,000	1,046,380

Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/41	3,000	3,163,230

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	5,425	5,345,253

				15,554,207

Maine—0.14%

Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/36	500	517,060

Maine (State of) Turnpike Authority; Series 2003, RB (INS-AMBAC) (f)	5.00%	07/01/33	500	507,015

				1,024,075

Maryland—1.46%

Annapolis (City of) (Park Place); Series 2005 A, Special Obligation Tax Allocation Bonds	5.35%	07/01/34	1,900	1,743,820

Anne Arundel (County of) (National Business Park-North);
Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/25	1,000	1,007,050

Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/40	1,000	1,004,240

Baltimore (City of) (Strathdale Manor); Series 2003, Special Obligation Tax Allocation RB	7.00%	07/01/33	961	983,862

Maryland (State of) Health & Higher Education Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	5.13%	01/01/23	1,000	999,530

Series 2011 A, RB	6.13%	01/01/36	1,500	1,501,575

Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.75%	01/01/38	500	501,625

Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic Development RB	6.00%	05/01/35	1,500	1,507,710

Maryland Economic Development Corp. (CNX Marine Terminals Inc. Port of Baltimore Facility); Series 2010, Ref. Port Facilities RB	5.75%	09/01/25	1,000	1,021,060

				10,270,472

Massachusetts—2.21%

Massachusetts (State of) Development Finance Agency (Christopher House, Inc.); Series 1999 A, Ref. RB	6.88%	01/01/29	500	481,280

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc.);
Series 2011 A-1, RB	6.25%	11/15/17	732	672,109

Series 2011 A-2, RB	5.50%	11/15/46	38	22,775

Series 2011 B, RB (e)	0.00%	11/15/56	187	917

Massachusetts (State of) Development Finance Agency (New England Conservatory of Music); Series 2008, RB	5.25%	07/01/38	2,705	2,693,342

Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB	6.85%	04/15/23	745	822,383

Series 2009 A, RB	6.90%	04/15/25	895	984,822

Series 2009 A, RB	8.00%	04/15/31	1,000	1,139,440

Series 2009 A, RB	8.00%	04/15/39	1,000	1,125,300

Massachusetts (State of) Development Finance Agency (The Groves in Lincoln);
Series 2009 A, Senior Living Facilities RB	7.50%	06/01/29	1,430	1,416,415

Series 2009 A, Senior Living Facilities RB	7.75%	06/01/39	1,000	1,004,210

Series 2009 B-1, Senior Living Facilities (TEMPS-85sm) RB	7.25%	06/01/16	2,000	2,000,680

See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts—(continued)

Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/36	$1,000	$1,064,480

Series 2011 I, RB	6.88%	01/01/41	2,000	2,136,220

				15,564,373

Michigan—1.85%

Detroit Community High School;
Series 2005, Public School Academy RB	5.65%	11/01/25	1,400	1,092,168

Series 2005, Public School Academy RB	5.75%	11/01/30	1,000	742,620

Gogebic (County of) Hospital Finance Authority (Grand View Health System, Inc.); Series 1999, Ref. RB	5.88%	10/01/16	785	785,071

Mecosta (County of) General Hospital; Series 1999, Ref. RB	6.00%	05/15/18	415	415,307

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (g)(h)	0.11%	10/15/38	7,778	7,778,000

Michigan (State of) Hospital Finance Authority (Presbyterian Villages of Michigan Obligated Group);
Series 2005, Ref. RB	4.88%	11/15/16	685	656,024

Series 2005, Ref. RB	5.25%	11/15/25	450	388,476

Michigan (State of) Municipal Bond Authority (YMCA Service Learning Academy);
Series 2001, Public School Academy RB	7.63%	10/01/21	700	700,308

Series 2001, Public School Academy RB	7.75%	10/01/31	500	499,975

				13,057,949

Minnesota—8.52%

Anoka (City of) (Homestead Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/46	2,000	1,962,500

Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010 A, RB	6.63%	05/01/30	500	505,905

Series 2010 A, RB	6.88%	05/01/40	1,000	1,014,250

Apple Valley (City of) Economic Development Authority (Evercare Senior Living, LLC); Series 2005 A, Health Care RB	6.13%	06/01/35	1,440	1,351,066

Baytown (Township of) (St. Croix Preparatory Academy);
Series 2008 A, Lease RB	6.75%	08/01/28	1,000	991,490

Series 2008 A, Lease RB	7.00%	08/01/38	700	688,289

Becker (City of) (Shepherd of Grace);
Series 2006, Senior Housing RB	5.88%	05/01/29	1,000	931,300

Series 2006, Senior Housing RB	6.00%	05/01/41	1,000	918,860

Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC); Series 2010, Recovery Zone Facility RB	8.00%	12/01/25	1,625	1,674,091

Brooklyn Park (City of) (Prairie Seeds Academy);
Series 2009 A, Lease RB	8.38%	03/01/23	100	109,574

Series 2009 A, Lease RB	9.00%	03/01/29	2,620	2,896,436

Series 2009 A, Lease RB	9.25%	03/01/39	750	829,238

Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	1,500	1,309,350

Cold Spring (City of) (Assumption Home, Inc.);
Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/25	425	391,480

Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/35	600	528,750

Series 2008, Health Care Facilities RB	7.50%	03/01/38	1,000	1,028,560

Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	2,000	1,961,700

Eveleth (City of) (Manor House & Woodland Homes); Sr. Series 2006 A-1, MFH RB	5.50%	10/01/25	510	408,408

Fairmont (City of) (Goldfinch Estates-Governmental & Educational Assistance Corp.); Series 2005 A, Housing Facilities RB	6.25%	10/01/25	2,500	2,378,750

Fairmont (City of) (Homestead-Governmental & Educational Assistance Corp.); Series 2002 A-1, Housing Facilities RB	7.25%	04/01/22	915	916,016

Falcon Heights (City of) (Kaleidoscope Charter School);
Series 2007 A, Lease RB	6.00%	11/01/27	400	367,324

Series 2007 A, Lease RB	6.00%	11/01/37	550	474,667

Fergus Falls (City of) (Lake Region Healthcare Corp.);
Series 2010, Health Care Facilities RB	5.15%	08/01/35	1,000	983,140

Series 2010, Health Care Facilities RB	5.40%	08/01/40	1,000	970,840

See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)

Maplewood (City of) (Ecumen Headquarters and The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/40	$1,045	$1,080,718

Maplewood (City of) (Volunteers of America Care Center); Series 2005 A, Ref. Health Care Facilities RB	5.00%	10/01/13	530	536,175

Minneapolis (City of) (Grant Park); Series 2006, Tax Increment Allocation RB	5.35%	02/01/30	1,450	1,277,783

Minneapolis (City of) (Village at St. Anthony Falls); Series 2004, Ref. Tax Increment Allocation RB	5.75%	02/01/27	595	560,502

Minnesota (State of) Tobacco Securitization Authority; Series 2011 B, Ref. Tobacco Settlement RB	5.25%	03/01/31	1,500	1,518,270

Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program);
Series 2005 A, Ref. Governmental Housing RB	5.35%	07/01/15	70	70,064

Series 2005 A, Ref. Governmental Housing RB	6.20%	07/01/30	2,000	1,923,160

Oak Park Heights (City of) (Oakgreen Commons);
Series 2010, Housing RB	6.75%	08/01/31	1,500	1,490,940

Series 2010, Housing RB	7.00%	08/01/45	1,000	1,006,310

Oakdale (City of) (Oak Meadows); Series 2004, Ref. Senior Housing RB	6.00%	04/01/24	1,000	959,550

Oronoco (City of) (Wedum Shorewood Campus); Series 2006, Ref. MFH RB	5.25%	06/01/26	1,600	1,436,176

Owatonna (City of) (Senior Living); Series 2006 A, Senior Housing RB	5.80%	10/01/29	800	767,344

Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB	6.35%	03/01/35	2,000	2,110,680

Pine City (City of) (Lakes International Language Academy);
Series 2006 A, Lease RB	5.75%	05/01/16	100	101,708

Series 2006 A, Lease RB	6.25%	05/01/35	1,550	1,418,622

Ramsey (City of) (Pact Charter School);
Series 2004 A, Lease RB	6.50%	12/01/22	925	927,497

Series 2004 A, Lease RB	6.75%	12/01/33	150	144,602

Rochester (City of) (Samaritan Bethany, Inc.);
Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	1,000	1,046,010

Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/36	1,555	1,628,505

Sartell (City of) (Country Manor Campus LLC); Series 2010 A, Health Care Facilities RB	6.25%	09/01/36	925	950,696

St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/20	705	722,223

Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/29	1,000	1,007,800

St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/26	300	270,138

Series 2006 A, Lease RB	6.00%	09/01/36	390	337,841

St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	890	899,238

St. Paul (City of) Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2007 A, RB	5.05%	10/01/27	1,750	1,542,240

Series 2007 A, RB	5.15%	10/01/42	275	224,870

Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/24	900	705,447

Series 2004 A, Lease RB	6.60%	12/01/34	275	200,701

Washington (County of) Housing & Redevelopment Authority (Birchwood & Woodbury);
Series 2007 A, Health Care & Housing RB	5.00%	12/01/14	1,000	1,002,210

Series 2007 A, Health Care & Housing RB	5.63%	06/01/37	1,000	882,150

West Saint Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/46	1,530	1,529,770

Winsted (City of) (St. Mary’s Care Center);
Series 2010 A, Health Care RB	6.25%	09/01/30	500	487,295

Series 2010 A, Health Care RB	6.88%	09/01/42	2,000	2,013,840

Woodbury (City of) (Math & Science Academy);
Series 2002 A, Ref. Lease RB	7.38%	12/01/24	250	254,575

Series 2002 A, Ref. Lease RB	7.50%	12/01/31	750	757,785

See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)

Worthington (City of) (Ecumen Corp. Guaranty-Meadows); Series 2009 A, Housing & Health Care RB (b)(i)	6.38%	05/01/19	$650	$674,538

				60,059,957

Missouri—4.11%

370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/22	750	753,540

Series 2002, RB	7.20%	05/01/33	500	489,185

Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/38	2,000	2,028,080

Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/21	1,135	1,040,103

Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.00%	04/01/13	300	293,967

Series 2007 A, Special Assessment RB	5.00%	04/01/15	500	466,995

Cass (County of);
Series 2007, Hospital RB	5.00%	05/01/16	1,000	1,048,370

Series 2007, Hospital RB	5.63%	05/01/38	1,300	1,192,360

Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/21	1,000	944,760

Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment Allocation RB	5.75%	04/15/20	1,000	1,000,920

Desloge (City of) (U.S. Highway 67/State Street Redevelopment); Series 2005, Ref. Tax Increment Allocation RB	5.20%	04/15/20	80	75,769

Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB (d)	5.75%	12/01/28	1,250	313,125

Grundy (County of) Industrial Development Authority (Wright Memorial Hospital);
Series 2009, Health Facilities RB	6.45%	09/01/29	1,000	1,017,540

Series 2009, Health Facilities RB	6.75%	09/01/34	1,250	1,279,312

Kansas City (City of) Tax Increment Financing Commission (Maincor); Series 2007 A, Tax Increment Allocation RB	5.25%	03/01/18	500	497,590

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB	8.00%	05/15/29	2,000	2,075,620

Series 2010 A, Retirement Community RB	8.25%	05/15/39	1,000	1,040,590

Manchester (City of) (Highway 141/Manchester Road);
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	1,000	1,022,880

Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/39	1,500	1,538,940

Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/26	1,350	1,220,670

Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation RB	6.85%	04/01/29	3,420	3,452,729

Polk (County of) Industrial Development Authority (Citizens Memorial Health Care Foundation); Series 2008, Health Facilities RB	6.50%	01/01/33	2,000	1,833,000

Richmond Heights (City of) (Francis Place Redevelopment); Series 2005, Ref. & Improvement Tax Increment Allocation & Transportation Sales Tax RB	5.63%	11/01/25	750	700,192

St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);
Series 2005 A, Tax Increment Allocation RB	5.25%	11/01/13	500	513,470

Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/27	750	693,743

Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/27	1,000	910,900

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Sr. Living Facilities RB	6.38%	12/01/41	1,000	940,690

Strother Interchange Transportation Development District (Lees Summit); Series 2006, RB	5.00%	05/01/24	675	580,777

				28,965,817

Montana—0.09%

Montana (State of) Facility Finance Authority (St. John’s Lutheran Ministries); Series 2006 A, Senior Living RB	6.13%	05/15/36	750	669,803

See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nebraska—0.14%

Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	$1,000	$1,018,420

Nevada—0.07%

University & Community College System of Nevada; Series 2002 A, University RB (INS-NATL) (f)	5.40%	07/01/31	500	501,435

New Hampshire—0.51%

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	2,000	2,094,560

New Hampshire (State of) Health & Education Facilities Authority (The Huntington at Nashua);
Series 2003 A, RB	6.88%	05/01/23	750	755,362

Series 2003 A, RB	6.88%	05/01/33	750	751,110

				3,601,032

New Jersey—0.58%

New Jersey (State of) Economic Development Authority (Lions Gate);

Series 2005 A, First Mortgage RB	5.75%	01/01/25	710	658,781

Series 2005 A, First Mortgage RB	5.88%	01/01/37	1,360	1,183,105

New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center);
Series 2006, First Mortgage RB	5.30%	11/01/26	1,100	899,195

Series 2006, First Mortgage RB	5.38%	11/01/36	700	521,493

New Jersey (State of) Transportation Trust Fund Authority; Series 2005 B, Transportation System RB (INS-AMBAC) (f)	5.25%	12/15/23	750	862,042

				4,124,616

New Mexico—0.29%

New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	2,000	2,013,120

New York—2.13%

Broome (County of) Industrial Development Agency (Good Shepherd Village);
Series 2008 A, Continuing Care Retirement Community RB	6.15%	07/01/18	500	501,170

Series 2008 A, Continuing Care Retirement Community RB	6.75%	07/01/28	600	588,246

Series 2008 A, Continuing Care Retirement Community RB	6.88%	07/01/40	1,000	965,670

East Rochester (City of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,700	1,425,841

Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.); Series 2006 A, RB	6.00%	11/15/26	1,100	977,493

Long Island Power Authority; Series 2011 A, RB	5.00%	05/01/38	2,000	2,056,660

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	1,000	833,110

New York (State of) Dormitory Authority (North Shore Long Island Jewish Obligated Group); Series 2011 A, Non State Supported Debt, RB	5.00%	05/01/41	2,000	1,992,280

New York (State of) Dormitory Authority (Yeshiva University); Series 2011 A, RB	5.00%	11/01/40	2,000	2,020,960

Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.);
Series 2001 A, First Mortgage RB	7.38%	03/01/21	350	323,998

Series 2001 A, First Mortgage RB	7.38%	03/01/31	500	430,250

Ulster (County of) Industrial Development Agency;
Series 2007 A, Civic Facility RB	6.00%	09/15/27	2,000	1,529,460

Series 2007 A, Civic Facility RB	6.00%	09/15/37	2,000	1,397,360

				15,042,498

North Carolina—0.82%

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	1,500	1,269,420

See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina—(continued)

North Carolina (State of) Medical Care Commission (The Presbyterian Homes Obligated Group);
Series 2006, First Mortgage Health Care Facilities RB	5.60%	10/01/36	$1,000	$933,950

Series 2006 B, Ref. First Mortgage Health Care Facilities RB	5.20%	10/01/21	1,500	1,496,460

North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/31	2,000	2,078,500

				5,778,330

North Dakota—0.54%

Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Senior Housing RB	5.13%	12/01/21	1,315	1,229,393

Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	855	719,970

Traill (County of) (Hillsboro Medical Center);
Series 2007, Health Care RB	5.25%	05/01/20	500	476,740

Series 2007, Health Care RB	5.50%	05/01/26	1,520	1,415,348

				3,841,451

Ohio—2.38%

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/22	1,000	971,170

Series 2007 A, Health Care RB	6.00%	11/01/27	2,000	1,871,520

Cleveland-Cuyahoga (County of) Port Authority (St. Clarence-Governmental & Educational Assistance Corp., LLC); Series 2006 A, Senior Housing RB	6.25%	05/01/38	2,210	1,767,005

Cleveland-Cuyahoga (County of) Port Authority; Series 2001, Special Assessment Tax Increment RB	7.35%	12/01/31	1,000	1,004,390

Cuyahoga (County of) (Canton, Inc.); Series 2000, Hospital Facilities RB	7.50%	01/01/30	740	743,537

Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	1,000	923,380

Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	1,000	901,530

Hickory Chase Community Authority (Hickory Chase);
Series 2008, Infrastructure Improvement RB	6.75%	12/01/27	2,000	1,299,140

Series 2008, Infrastructure Improvement RB	7.00%	12/01/38	1,500	974,505

Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care MFH RB	6.63%	04/01/40	1,500	1,506,015

Norwood (City of) (Cornerstone at Norwood);
Series 2006, Tax Increment Allocation Financing RB	5.25%	12/01/15	965	965,685

Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/20	1,300	1,226,719

Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	1,000	922,230

Toledo-Lucas (County of) Port Authority (St. Mary Woods);
Series 2004 A, RB	6.00%	05/15/24	1,750	926,923

Series 2004 A, RB	6.00%	05/15/34	1,500	794,505

				16,798,254

Oklahoma—1.29%

Cleveland (County of) Justice Authority (Detention Facility); Series 2009 B, Sales Tax RB	5.75%	03/01/29	1,400	1,477,616

Oklahoma (County of) Finance Authority (Epworth Villa);
Series 2005 A, Ref. RB	5.00%	04/01/15	840	827,047

Series 2005 A, Ref. RB	5.70%	04/01/25	2,500	2,316,450

Oklahoma (State of) Development Finance Authority (Comanche County Hospital); Series 2002 B, RB	6.60%	07/01/31	825	849,948

Tulsa (County of) Industrial Authority (Montereau, Inc.);
Series 2010 A, Senior Living Community RB	7.13%	11/01/30	1,250	1,296,100

Series 2010 A, Senior Living Community RB	7.25%	11/01/40	2,250	2,335,793

				9,102,954

Oregon—0.44%

Clackamas (County of) Hospital Facilities Authority (Odd Fellows Home-Friendship Health Center); Series 1998 A, Ref. RB	5.88%	09/15/21	230	203,350

Clackamas (County of) Hospital Facilities Authority (Willamette Falls Hospital); Series 2005, Ref. Gross RB (a)(b)	5.13%	04/01/15	1,000	1,138,000

See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oregon—(continued)

Yamhill (County of) Hospital Authority (Friendsview Retirement Community); Series 2003, RB (a)(b)	7.00%	12/01/13	$1,555	$1,763,417

				3,104,767

Pennsylvania—4.29%

Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/35	1,220	1,164,038

Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	1,250	1,213,212

Allegheny (County of) Industrial Development Authority (Propel Schools-Homestead); Series 2004 A, Charter School RB	7.00%	12/15/15	430	452,489

Blair (County of) Industrial Development Authority (Village of Pennsylvania State);
Series 2002 A, First Mortgage RB (d)	6.90%	01/01/22	500	324,990

Series 2002 A, First Mortgage RB (d)	7.00%	01/01/34	500	324,990

Butler (County of) Hospital Authority (Butler Health System);
Series 2009 B, Hospital RB	7.13%	07/01/29	2,145	2,388,908

Series 2009 B, Hospital RB	7.25%	07/01/39	1,590	1,748,698

Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 1999, Ref. RB	6.38%	12/01/19	1,000	1,000,150

Series 2006, Ref. First Mortgage RB	5.13%	12/01/12	500	501,715

Series 2006, Ref. First Mortgage RB	5.25%	12/01/13	500	502,635

Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	260	258,981

Series 2006, Ref. First Mortgage RB	5.38%	12/01/16	500	495,790

Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	935	904,323

Chester (County of) Industrial Development Authority (Avon Grove Charter School);
Series 2007 A, RB	6.25%	12/15/27	1,000	923,830

Series 2007 A, RB	6.38%	12/15/37	1,500	1,338,450

Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	1,000	941,170

Cumberland (County of) Municipal Authority (Presbyterian Homes Obligated Group);
Series 2008 A, RB	5.00%	01/01/17	2,000	2,107,620

Series 2008 A, RB	5.35%	01/01/20	515	520,083

Series 2008 A, RB	5.45%	01/01/21	885	893,266

Cumberland (County of) Municipal Authority (Wesley Affiliated Services, Inc.); Series 2002 A, Retirement Community RB (a)(b)	7.13%	01/01/13	700	757,449

Erie (County of) Hospital Authority (St. Vincent Health Center); Series 2010 A, RB	7.00%	07/01/27	1,000	1,016,320

Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2006, Hospital RB	5.88%	07/01/31	1,500	1,339,770

Lancaster (County of) Hospital Authority (St. Anne’s Home for the Aged, Inc.); Series 1999, Health Center RB	6.63%	04/01/28	500	484,925

Lehigh (County of) General Purpose Authority (Bible Fellowship Church Home Inc.);
Series 2001, First Mortgage RB	7.63%	11/01/21	250	254,372

Series 2001, First Mortgage RB	7.75%	11/01/33	750	757,470

Pennsylvania (State of) Economic Development Financing Authority (Northwestern Human Services, Inc.); Series 1998 A, RB	5.25%	06/01/14	1,000	989,180

Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania);
Series 2000 A, Student Housing RB	6.75%	09/01/20	465	470,315

Series 2000 A, Student Housing RB	6.75%	09/01/32	320	322,394

Philadelphia (City of) Industrial Development Authority (Cathedral Village); Series 2003 A, RB	6.88%	04/01/34	500	503,580

Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School) Series 2010, RB	6.38%	11/15/40	1,000	937,500

Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	2,700	2,244,294

Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	500	523,505

Philadelphia (City of) Industrial Development Authority (Russell Byers Charter School);
Series 2007 A, RB	5.15%	05/01/27	1,000	843,490

Series 2007 A, RB	5.25%	05/01/37	1,000	802,430

				30,252,332

See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island—0.70%

Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB	7.00%	05/15/39	$2,500	$2,780,900

Series 2009 A, Hospital Financing RB (INS-AGC) (f)	6.25%	05/15/30	2,000	2,184,540

				4,965,440

South Carolina—1.58%

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2007, Ref. First Mortgage Health Care Facilities RB	5.00%	05/01/14	1,035	1,031,005

Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/21	1,500	1,398,930

Series 2007, Ref. First Mortgage Health Care Facilities RB	5.50%	05/01/28	1,100	962,742

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	1,500	1,536,480

Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,570	1,592,765

Series 2011 A, Ref. Hospital RB (INS-AGM) (f)	6.50%	08/01/39	1,800	1,978,056

South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2004 A, First Mortgage Residential Care Facilities RB	6.25%	05/15/25	750	711,127

Series 2004 A, First Mortgage Residential Care Facilities RB	6.38%	05/15/32	1,250	1,132,625

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB (d)	6.00%	11/15/37	2,000	789,980

				11,133,710

South Dakota—0.23%

Sioux Falls (City of); Series 2008 A, Tax Increment Allocation RB	5.75%	01/15/28	1,300	1,147,718

South Dakota (State of) Health & Educational Facilities Authority (Westhills Village Retirement Community); Series 2003, RB	5.65%	09/01/23	500	508,495

				1,656,213

Tennessee—0.51%

Blount (County of) Health & Educational Facilities Board (Asbury, Inc.); Series 2007 A, Ref. RB	5.13%	04/01/23	1,690	1,542,835

Davidson and Williamson (Counties of) Harpeth Valley Utilities District; Series 2004, Utilities Improvement RB (INS-NATL) (f)	5.00%	09/01/34	1,000	1,021,180

Johnson City (City of) Health & Educational Facilities Board (Appalachian Christian Village);
Series 2004 A, Retirement Facilities RB	6.00%	02/15/24	500	478,690

Series 2004 A, Retirement Facilities RB	6.25%	02/15/32	600	559,296

				3,602,001

Texas—12.59%

Abilene Health Facilities Development Corp. (Sears Methodist Retirement System Obligated Group); Series 2003 A, Retirement Facilities RB	7.00%	11/15/33	2,400	2,076,216

Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. Education RB	7.65%	08/15/40	2,500	2,509,800

Atlanta (City of) Hospital Authority; Series 1999, Hospital Facility RB	6.70%	08/01/19	400	397,732

Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB	6.00%	01/01/41	5,000	5,041,450

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, Education RB	5.75%	08/01/41	1,130	1,120,350

Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.13%	12/01/40	2,970	3,018,233

Corpus Christi Industrial Development Corp. (Valero); Series 1997 C, Ref. RB	5.40%	04/01/18	495	495,153

Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2004 A, RB	5.63%	09/01/13	915	923,153

Series 2004 A, RB	7.00%	09/01/25	3,275	3,300,479

Series 2004 A, RB	7.13%	09/01/34	905	905,480

Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.20%	12/01/28	1,000	1,065,080

See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)

Harrison County Health Facilities Development Corp. (Good Shepherd Health System) Series 2010, Hospital RB	5.25%	07/01/28	$1,500	$1,390,920

HFDC of Central Texas, Inc. (Legacy at Willow Bend); Series 2006 A, Retirement Facilities RB	5.50%	11/01/31	500	415,825

Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	750	667,628

HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	1,000	836,110

Hidalgo County Health Services Corp. (Mission Hospital, Inc.); Series 2005, Hospital RB	5.00%	08/15/15	500	517,020

Series 2005, Hospital RB	5.00%	08/15/19	700	711,354

Hopkins (County of) Hospital District; Series 2008, RB	6.00%	02/15/33	1,000	937,320

Series 2008, RB	6.00%	02/15/38	1,000	922,050

Houston Health Facilities Development Corp. (Buckingham Senior Living Community); Series 2004 A, Retirement Facilities RB (a)(b)	7.00%	02/15/14	750	858,937

Series 2004 A, Retirement Facilities RB (a)(b)	7.00%	02/15/14	300	344,007

Series 2004 A, Retirement Facilities RB (a)(b)	7.13%	02/15/14	450	516,488

Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	6.50%	05/15/31	500	536,095

Series 2011 A, RB	6.88%	05/15/41	790	852,924

La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, Education RB	6.38%	02/15/37	1,635	1,437,001

La Vernia Higher Education Finance Corp. (Cosmos Foundation); Series 2008 A, Education RB	6.25%	02/15/17	1,245	1,345,061

Series 2008 A, Education RB	7.13%	02/15/38	2,000	2,122,020

Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. Health System RB	6.25%	02/15/37	2,000	1,900,240

Matagorda (County of) Navigation District No. 1 (Central Power & Light Co.); Series 2001 A, Ref. PCR	6.30%	11/01/29	1,000	1,097,600

Meadow Parc Development, Inc. (Meadow Parc Apartments); Series 1998, MFH RB	6.50%	12/01/30	1,060	960,487

Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facilities RB	5.63%	02/15/35	1,500	1,399,680

Midlothian (City of) Development Authority; Series 2004, Tax Increment Contract Allocation RB (c)	6.20%	11/15/29	1,000	1,003,240

North Central Texas Health Facilities Development Corp. (Children’s Medical Center of Dallas); Series 2009, Hospital RB	5.75%	08/15/39	1,500	1,589,310

North Texas Tollway Authority; Series 2011, Ref. First Tier RB	5.00%	01/01/38	2,500	2,476,500

Pearland (City of) Development Authority; Series 2009, Tax Increment Contract Allocation RB	5.88%	09/01/29	805	848,881

Pharr (City of) Higher Education Finance Authority (Idea Public Schools); Series 2009 A, Education RB	6.25%	08/15/29	570	602,000

Series 2009 A, Education RB	6.50%	08/15/39	2,320	2,439,248

San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB	6.70%	08/15/40	1,000	1,049,170

Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care); Series 2011 A, Hospital RB	5.00%	11/15/30	1,000	1,045,070

Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/27	1,500	1,431,150

Series 2007, Retirement Facility RB	5.75%	11/15/37	3,500	3,205,440

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.25%	02/15/17	1,150	1,074,215

Series 2007, Retirement Facility RB	5.75%	02/15/25	1,500	1,310,040

Series 2007, Retirement Facility RB	5.75%	02/15/29	1,600	1,333,504

Series 2009 A, Retirement Facility RB	8.00%	02/15/38	1,350	1,366,713

Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 A, Retirement Facility RB	8.00%	11/15/29	1,500	1,483,605

Series 2010 A, Retirement Facility RB	8.13%	11/15/39	1,000	988,840

See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)

Tarrant County Cultural Education Facilities Finance Corp. (Northwest Senior Housing Corp.-Edgemere);
Series 2006 A, Retirement Facilities RB	6.00%	11/15/26	$1,200	$1,205,052

Series 2006 A, Retirement Facilities RB	6.00%	11/15/36	2,000	1,937,140

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2009 A, Retirement Facility RB	8.25%	11/15/29	2,135	2,210,195

Series 2009 A, Retirement Facility RB	8.25%	11/15/39	1,000	1,023,290

Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/40	3,000	3,253,170

Texas State of Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School) Series 2010 A, Education RB	5.80%	08/15/40	1,000	917,830

Texas State of Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Educational RB	6.88%	02/15/30	1,455	1,492,539

Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, RB	7.13%	02/15/40	1,810	1,856,915

Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	2,500	2,616,125

Travis County of Health Facilities Development Corp. (Querencia Barton Creek); Series 2005, Retirement Facility RB	5.50%	11/15/25	1,650	1,497,226

Series 2005, Retirement Facility RB	5.65%	11/15/35	1,250	1,058,562

University of Houston (Consolidated System); Series 2009 A, Ref. Texas University RB	5.00%	02/15/34	2,000	2,102,940

Uptown Development Authority (Infrastructure Improvement Facilities); Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	465	479,066

Series 2009, Tax Increment Allocation Contract RB	5.50%	09/01/29	2,250	2,315,565

Woodhill Public Facilities Corp. (Woodhill Apartments); Series 1999, MFH RB	7.50%	12/01/29	1,000	948,170

				88,782,604

Utah—1.56%

Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/37	1,450	1,119,560

Utah (County of) (Renaissance Academy); Series 2007 A, Charter School RB	5.35%	07/15/17	780	762,567

Utah (County of) (Ronald Wilson Reagan Academy); Series 2007 A, Charter School RB	5.75%	02/15/22	315	289,595

Utah (State of) Charter School Finance Authority (Channing Hall); Series 2007 A, Charter School RB (c)	5.88%	07/15/27	780	704,200

Utah (State of) Charter School Finance Authority (George Washington Academy); Series 2008 A, Charter School RB	6.75%	07/15/28	1,340	1,277,583

Series 2008 A, Charter School RB	7.00%	07/15/40	1,690	1,598,385

Utah (State of) Charter School Finance Authority (Navigator Pointe Academy); Series 2010 A, Charter School RB	5.38%	07/15/30	1,650	1,507,522

Series 2010 A, Charter School RB	5.63%	07/15/40	710	634,726

Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/40	1,500	1,415,430

West Valley City (City of) (Monticello Academy); Series 2007, Ref. Charter School RB (c)	6.38%	06/01/37	1,950	1,662,336

				10,971,904

Virginia—1.69%

Chesterfield (County of) Economic Development Authority (Brandermill Woods); Series 1998, Ref. Mortgage RB (c)	6.50%	01/01/28	1,000	911,710

Chesterfield (County of) Health Center Commission (Lucy Corr Village); Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	2,000	1,859,180

Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	2,000	1,823,620

Henrico (County of) Economic Development Authority (Virginia United Methodist Homes); Series 2002 A, Ref. Residential Care Facilities RB	6.50%	06/01/22	685	689,055

Lexington (City of) Industrial Development Authority (Kendal at Lexington); Series 2007 A, Residential Care Facilities Mortgage RB	5.50%	01/01/37	1,300	1,113,047

Lexington (City of) Industrial Development Authority (Kendall at Lexington); Series 2007 A, Residential Care Facilities Mortgage RB	5.25%	01/01/21	395	377,652

Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/22	780	745,454

Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/23	425	403,529

Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/28	500	454,425

Lynchburg (City of) Industrial Development Authority (The Summit); Series 2002 A, Residential Care Facilities Mortgage RB	6.25%	01/01/28	500	484,220

See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia—(continued)

Norfolk (City of) Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc.-Harbor’s Edge); Series 2004 A, First Mortgage RB	6.00%	01/01/25	$500	$472,270

Peninsula Ports Authority (Virginia Baptist Homes); Series 2003 A, Residential Care Facilities RB (a)(b)	7.38%	12/01/13	500	565,810

Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.35%	09/01/28	1,000	1,009,450

Series 2007, Special Obligation RB	6.45%	09/01/37	1,000	1,007,020

				11,916,442

Washington—1.95%

King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/31	500	497,015

Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital); Series 2007, Hospital RB	6.50%	12/01/38	2,000	1,776,140

Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2007, RB	5.75%	12/01/28	1,250	1,257,862

Series 2010, RB	5.75%	12/01/35	2,000	1,960,480

Washington (State of) Health Care Facilities Authority (Kadlec Regional Medical Center); Series 2010, RB	5.50%	12/01/39	2,400	2,283,384

Washington (State of) Health Care Facilities Authority (Multi-Care Health System); Series 2007 B, RB (INS-AGM) (f)	5.00%	08/15/41	1,000	1,003,600

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	500	555,230

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 A, RB	6.50%	11/15/33	1,500	1,573,095

Washington (State of) Health Care Facilities Authority; Series 2007 C, RB (INS-Radian) (f)	5.50%	08/15/42	3,000	2,820,330

				13,727,136

West Virginia—1.23%

Harrison (County of) Commission (Charles Pointe No. 2); Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/35	1,500	1,358,250

Series 2008 B, Ref. Tax Increment Allocation RB	7.00%	06/01/28	1,000	876,200

West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, Hospital RB	6.75%	10/01/43	1,650	1,635,925

Series 2008, RB	6.50%	10/01/38	5,000	4,803,600

				8,673,975

Wisconsin—3.53%

Milwaukee (City of) Redevelopment Authority (Academy of Learning & Leadership, Inc.); Series 2007 A, Education RB	5.50%	08/01/22	300	89,982

Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers); Series 2008, RB	7.15%	06/01/28	1,050	1,063,797

Series 2008, RB	7.25%	06/01/38	1,000	1,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community Hospitals, Inc.);
Series 2004 A, RB	6.50%	08/15/26	250	251,752

Series 2004 A, RB	6.75%	08/15/34	1,600	1,608,208

Wisconsin (State of) Health & Educational Facilities Authority (Community Memorial Hospital, Inc.); Series 2003, RB	7.13%	01/15/22	890	874,523

Wisconsin (State of) Health & Educational Facilities Authority (Community Rehabilitation Providers Facilities Acquisition Program); Series 1998, RB	6.88%	12/01/23	200	190,902

Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle Place, Inc.); Series 2004, RB	6.00%	12/01/24	500	321,890

Series 2004, RB	6.13%	12/01/34	1,000	606,200

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 A, RB	5.13%	02/15/26	500	494,000

Wisconsin (State of) Health & Educational Facilities Authority (New Castle Place); Series 2001 A, RB	7.00%	12/01/31	250	199,343

See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin—(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Reedsburg Area Medical Center, Inc.), Series 2010 A, Ref. RB	6.00%	06/01/27	$1,000	$1,003,630

Series 2010 A, Ref. RB	6.10%	06/01/28	800	803,944

Wisconsin (State of) Health & Educational Facilities Authority (Southwest Health Center); Series 2004 A, RB	6.13%	04/01/24	260	259,462

Series 2004 A, RB	6.25%	04/01/34	1,025	986,163

Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.); Series 2009 A, RB	7.25%	09/15/29	4,000	4,218,800

Series 2009 A, RB	7.63%	09/15/39	1,000	1,062,270

Wisconsin (State of) Health & Educational Facilities Authority (Tomah Memorial Hospital, Inc.); Series 2003, RB	6.00%	07/01/15	100	100,353

Series 2003, RB	6.13%	07/01/16	150	150,365

Series 2003, RB	6.63%	07/01/28	750	751,725

Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.); Series 2006, Ref. RB	5.50%	08/01/16	2,020	2,005,900

Series 2006, Ref. RB	5.80%	08/01/29	2,400	2,180,976

Series 2010, RB	7.00%	08/01/33	2,000	1,966,920

Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/20	650	652,060

Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/28	2,000	2,024,260

				24,867,425

Wyoming—1.05%

Gillette (City of) (Pacificorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (g)(h)	0.11%	01/01/18	2,980	2,980,000

Teton (County of) Hospital District (St. John’s Medical Center); Series 2002, RB (a)(b)	6.75%	06/01/12	500	520,970

Series 2011 B, RB	5.50%	12/01/27	1,000	1,014,980

Series 2011 B, RB	6.00%	12/01/36	2,840	2,896,686

				7,412,636

TOTAL INVESTMENTS(j)—98.54% (Cost $723,930,386)				694,980,525

OTHER ASSETS LESS LIABILITIES—1.46%				10,282,978

NET ASSETS—100.00%				$705,263,503

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
CAB	— Capital Appreciation Bonds
COP	— Certificates of Participation
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
RAC	— Revenue Anticipation Certificates
Radian	— Radian Asset Assurance Inc.
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
TEMPS	— Tax-Exempt Mandatory Paydown Securities
VRD	— Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $17,096,142, which represented 2.42% of the Fund’s Net Assets.
(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2011 was $2,586,531, which represented 0.37% of the Fund's Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco High Income Municipal Fund

D.	Other Risks — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
     The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.
     Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$694,980,525	$—	$694,980,525

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2011 was $114,197,565 and $44,509,737, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$16,671,452

Aggregate unrealized (depreciation) of investment securities	(45,490,635)

Net unrealized appreciation (depreciation) of investment securities	$(28,819,183)

Cost of investments for tax purposes is $723,799,708.
Invesco High Income Municipal Fund

Invesco Tax-Exempt Cash Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	TEC-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—100.35%

Alabama—1.57%

Gardendale (City of) (Woodbrook Apartments); Series 2002 D, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.30%	10/01/32	$895	$895,000

Colorado—4.36%

Boulder (City of); Series 2011, Ref. Water & Sewer RB	2.00%	12/01/11	240	240,000

Colorado (State of) Educational & Cultural Facilities Authority (National Jewish Federation Bond Fund); Series 2008 F-1, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.11%	09/01/32	200	200,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP-FNMA) (a)	0.12%	02/15/28	465	465,000

Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP-FNMA) (a)	0.19%	02/01/31	1,585	1,585,000

				2,490,000

Connecticut—0.88%

Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	500	501,199

District of Columbia—2.48%

District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.32%	03/01/30	1,420	1,420,000

Florida—4.87%

Broward (County of) Educational Facilities Authority (City College, Inc.); Series 2004, VRD RB (LOC-Citibank, N.A.) (a)(b)	0.13%	11/01/31	600	600,000

Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) (a)(b)	0.56%	10/01/16	710	710,000

Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.15%	11/01/36	675	675,000

Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.15%	07/01/32	800	800,000

				2,785,000

Georgia—4.90%

Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC-Branch Banking & Trust Co.) (a)(b)	0.15%	08/01/38	1,000	1,000,000

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.14%	07/01/24	1,200	1,200,000

Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.10%	09/01/35	600	600,000

				2,800,000

Idaho—0.88%

Idaho (State of); Series 2011, Unlimited TAX GO TAN	2.00%	06/29/12	500	505,000

Illinois—4.64%

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris, N.A.) (a)(b)(c)	0.17%	10/01/17	500	500,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.09%	01/01/16	1,405	1,405,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 A, RB (a)	0.43%	03/01/12	300	300,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.13%	08/15/25	115	115,000

Illinois (State of) Finance Authority (United Way/Crusade of Mercy, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.42%	04/01/27	330	330,000

				2,650,000

Iowa—3.51%

Iowa (State of) Finance Authority (YMCA & Rehabilitation Center); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.15%	04/01/25	900	900,000

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa—(continued)

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC-Bank of America, N.A.) (a)(b)	0.15%	02/01/33	$650	$650,000

Sioux City; Series 2009 B, Urban Renewal Unlimited Tax Go Bonds	2.25%	06/01/12	100	100,870

University of Iowa Facilities Corp. (Medical Education & Biomedical Research Facility); Series 2011, Ret. RB	2.00%	06/01/12	355	357,825

				2,008,695

Maryland—0.36%

Maryland (State of) (State & Local Facilities Loan of 2003); First Series 2003 A, Capital Improvement Unlimited Tax GO Bonds	5.25%	03/01/12	100	101,250

Washington Suburban Sanitary District; Series 2007, Water Supply Unlimited Tax GO Bonds	4.00%	06/01/12	100	101,849

				203,099

Massachusetts—0.45%

Massachusetts (State of) (Consolidated Loan of 2007); Series 2007 A, Limited Tax GO Bonds	5.00%	05/01/12	250	254,978

Michigan—4.63%

Grand Rapids (City of) Economic Development Corp. (Amway Hotel Corp.); Series 1991 A, Ref. VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.24%	08/01/17	130	130,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.11%	10/15/30	10	10,000

Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.11%	10/15/38	1,709	1,709,000

Michigan (State of) Housing Development Authority (Parks of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA) (a)(b)	0.15%	08/15/32	500	500,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.13%	10/01/31	300	300,000

				2,649,000

Missouri—0.87%

St. Louis (County of) Industrial Development Authority (Friendship Village of South County); Series 2002 B, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.19%	09/01/22	500	500,000

New Hampshire—12.91%

New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.25%	06/01/28	2,250	2,250,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.13%	01/01/18	2,475	2,475,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.14%	09/01/37	2,655	2,655,000

				7,380,000

New Jersey—1.57%

New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.14%	02/01/28	900	900,000

North Carolina—4.13%

Durham (City of); Series 2005 D, Ref. Unlimited Tax GO Bonds	5.00%	04/01/12	500	508,000

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB (a)	0.10%	12/01/21	900	900,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.16%	06/01/31	950	950,000

				2,358,000

North Dakota—3.50%

Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.28%	12/01/14	2,000	2,000,000

See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—5.87%

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (a)(b)	0.14%	11/01/40	2,900	2,900,000

Columbus (City of); Series 2009, Various Purpose Unlimited Tax GO Bonds	4.00%	07/01/12	250	255,381

Ohio State University (The); Series 2009 A, General Recipts RB	4.00%	12/01/11	$200	$200,000

				3,355,381

Oregon—2.59%

Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC-U.S. Bank N.A.) (a)(b)	0.10%	11/01/28	880	880,000

Portland (City of) Housing Authority (New Market West); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.25%	04/01/34	600	600,000

				1,480,000

Pennsylvania—8.80%

Derry (Township of) Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC-PNC Bank, N. A.) (a)(b)	0.14%	11/01/30	675	675,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.14%	03/01/30	1,200	1,200,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.14%	10/15/25	600	600,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (a)(b)(d)	0.13%	07/01/38	2,552	2,552,000

				5,027,000

South Carolina—4.41%

South Carolina (State of) Jobs-Economic Development Authority (John Ancrum SPCA); Series 2007, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.42%	08/01/27	2,120	2,120,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.15%	10/01/28	400	400,000

				2,520,000

Tennessee—4.66%

Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.32%	06/01/24	1,490	1,490,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2000 A, VRD RB (a)	0.10%	10/01/30	675	675,000

Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP-FNMA) (a)	0.13%	12/15/42	500	500,000

				2,665,000

Texas—7.40%

Alvarado Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program)	2.00%	02/15/12	350	351,155

Collin (County of); Series 2006, Unlimited Tax GO Bonds	4.00%	02/15/12	200	201,523

Dallas (City of); Series 2010 A, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/15/12	250	252,420

Houston (City of);
Series 2004 B-6, Ref. VRD Combined Utility System First Lien RB (LOC-Bank of Nova Scotia) (a)(b)(d)	0.10%	05/15/34	800	800,000

Series 2009 H-2, Commercial Paper GO Notes	0.17%	12/13/11	500	500,000

Series 2009 H-2, Commercial Paper GO Notes	0.19%	12/05/11	500	500,000

Series 2009 H-2, Commercial Paper GO Notes	0.19%	01/18/12	500	500,000

Lubbock (City of); Series 2009, Tax & Waterworks System Surplus Revenue Limited Tax Ctfs. of Obligation	5.00%	02/15/12	500	504,900

Ponder Independent School District; Series 2012, Ref. Unlimited Tax Go Bonds	2.00%	08/15/12	100	100,987

Texas (State of); Series 2011 A, TRAN	2.50%	08/30/12	100	101,666

Texas A&M University System Board of Regents (Health Science Center); Series 2003A, Financing System RB	5.25%	05/15/12	100	102,297

Texas (State of) Public Finance Authority; Series 2008 , Ref. Unlimited Tax GO Bonds	5.00%	10/01/12	300	311,537

				4,226,485

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Utah—2.47%

Jordan School District Board of Education (Utah School Bond Guaranty Program); Series 2007, School Building Unlimited Tax GO Bonds (CEP-Utah School Bond Guaranty Program)	4.00%	06/15/12	200	203,937

Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds (CEP-Utah School Bond Guaranty Program)	2.00%	07/01/12	$500	$505,053

Utah (State of); Series 2010 A Unlimited Tax GO Bonds	2.00%	07/01/12	200	201,976

Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB (a)	0.12%	05/15/35	500	500,000

				1,410,966

Virginia—0.68%

Blacksburg (Town of); Series 2011 C GO Ref. Unlimited Tax GO Bonds	2.00%	07/15/12	385	389,063

Washington—1.94%

King (County of); Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	300	301,760

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	500	507,251

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-Profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.25%	11/01/32	300	300,000

				1,109,011

Wisconsin—1.29%

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.25%	08/15/34	735	735,000

Wyoming—3.73%

Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (a)(b)(d)	0.11%	01/01/18	2,130	2,130,000

TOTAL INVESTMENTS (e)(f) —100.35% (Cost $57,347,877)				57,347,877

OTHER ASSETS LESS LIABILITIES—(0.35)%				(197,577)

NET ASSETS—100.00%				$57,150,300

Investment Abbreviations:

BAN	— Bond Anticipation Notes
CEP	— Credit Enhancement Provider
Ctfs.	— Certificates
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
RAN	— Revenue Anticipation Notes
RB	— Revenue Bonds
Ref.	— Refunding
TAN	— Tax Anticipation Notes
VA	— Department of Veterans Affairs
VRD	— Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

Notes to Schedule of Investments:
(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $1,990,000, which represented 3.48% of the Trust’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 8.2%; other countries less than 5% each: 1.4%.
(e)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage

Bank of America, N.A.	20.7%

PNC Bank, N.A.	8.9

T.D. Bank, N.A.	6.8

Wells Fargo, N.A.	5.9

Northern Trust Co.	5.4

FNMA	5.3

US Bank, N.A.	5.0

JP Morgan Chase Bank, N.A.	5.0

(f)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
     Invesco Tax-Exempt Cash Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$57,347,877	$—	$57,347,877

     Invesco Tax-Exempt Cash Fund

Invesco Tax-Free Intermediate Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	TFI-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—99.24%
Alabama—2.78%
Alabama (State of) Public School & College Authority;
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/15	$1,000	$1,135,390
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/18	1,000	1,199,610
Alabama (State of) Special Care Facilities Financing Authority of Birmingham (Ascension Health Senior Credit Group); Series 2006 C-1, RB (a)(b)	4.10%	11/03/16	2,000	2,196,220
Birmingham (City of) Airport Authority;
Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/15	1,930	2,054,292
Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/16	2,335	2,508,911
Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/17	2,465	2,660,622
Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/18	1,985	2,152,931
Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/19	1,410	1,530,922
Series 2003 A, Ref. RB (INS-AGM) (c)	4.50%	07/01/20	1,375	1,517,904
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital);
Series 2009, Health Care Facility RB (INS-AGC) (c)	4.50%	06/01/18	990	1,035,837
Series 2009, Health Care Facility RB (INS-AGC) (c)	4.63%	06/01/19	750	782,122
Series 2009, Health Care Facility RB (INS-AGC) (c)	5.00%	06/01/21	525	547,349
Series 2009, Health Care Facility RB (INS-AGC) (c)	5.25%	06/01/24	1,000	1,035,130
Series 2009, Health Care Facility RB (INS-AGC) (c)	5.75%	06/01/29	2,000	2,069,320
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative);
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (c)	4.25%	08/01/18	3,540	4,022,608
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (c)	4.25%	08/01/19	3,535	4,015,442
Huntsville (City of) Health Care Authority;
Series 2010 A, RB	4.50%	06/01/15	1,970	2,112,313
Series 2010 A, RB	5.00%	06/01/18	2,740	3,050,086
Mobile (City of) Industrial Development Board (Alabama Power Co. — Barry Plant); Series 2007 C, PCR (a)(b)	5.00%	03/19/15	2,150	2,397,594
Mobile (City of) Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 A, RB	5.00%	02/01/12	410	412,636

				38,437,239

Alaska—0.51%
Alaska (State of) (International Airports System); Series 2006 B, RB (INS-NATL) (c)	5.00%	10/01/27	1,135	1,186,177
Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation);
Series 2004 A, RB (INS-AGM) (c)	5.13%	04/01/19	1,000	1,143,910
Series 2009 C, Ref. RB	4.00%	04/01/13	545	559,688
Series 2009 C, Ref. RB	4.25%	04/01/15	1,025	1,081,365
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/21	765	892,931
Alaska (State of) Municipal Bond Bank Authority; Series 2009 One, RB	5.63%	09/01/29	250	276,543
North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/19	1,000	1,240,430
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC) (c)	5.13%	06/01/24	650	706,647

				7,087,691

Arizona—2.74%
Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS-AGC) (c)	4.00%	07/01/18	1,250	1,414,250
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona—(continued)
Arizona (State of);
Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/13	$1,660	$1,773,146
Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/14	3,000	3,289,710
Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/15	2,000	2,236,000
Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/16	3,000	3,409,410
Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/18	2,000	2,310,700
Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/19	1,000	1,157,760
Series 2010 B, COP (INS-AGM) (c)	5.00%	10/01/21	2,000	2,272,460
Series 2010 B, COP (INS-AGM) (c)	5.00%	10/01/22	2,000	2,235,880
Series 2010 B, COP (INS-AGM) (c)	5.00%	10/01/23	2,000	2,216,720
Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	07/01/23	1,500	1,678,395
Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 B, Ref. PCR (a)(b)	5.50%	05/01/12	2,500	2,540,900
Mesa (City of); Series 2009, Highway Project Advancement RN	3.50%	07/01/15	5,000	5,197,000
Pima (County of) Metropolitan Domestic Water Improvement District; Series 2009, Ref. Sr. Lien Water RB (INS-AGM) (c)	3.00%	01/01/14	1,000	1,039,810
Pima (County of);
Series 2010, COP	3.50%	06/01/14	2,130	2,221,057
Series 2010, COP	3.50%	06/01/15	1,200	1,259,604
University Medical Center Corp.;
Series 2011, Hospital RB	3.00%	07/01/12	395	397,852
Series 2011, Hospital RB	4.00%	07/01/13	500	514,220
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-SGI) (c)	5.00%	07/01/24	750	806,610

				37,971,484

California—9.12%
Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	08/01/25	1,520	1,668,382
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax GO Bonds (INS-AGC) (c)	5.25%	08/01/28	1,350	1,459,971
Association of Bay Area Governments Finance Authority for Non-profit Corps. (Casa de las Campanas, Inc.);
Series 2010, RB (INS-Cal-Mortgage) (c)	3.00%	09/01/12	200	202,232
Series 2010, RB (INS-Cal-Mortgage) (c)	4.00%	09/01/15	1,000	1,050,630
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB	5.00%	08/15/12	1,500	1,545,810
California (State of) Health Facilities Financing Authority (St. Joseph Health System);
Series 2009 C, Ref. RB (a)(b)	5.00%	10/16/14	3,125	3,431,875
Series 2009 D, Ref. RB (a)(b)	5.00%	10/18/16	6,000	6,805,560
California (State of) Health Facilities Financing Authority (The Episcopal Home);
Series 2002 B, RB (INS-Cal-Mortgage) (c)	5.10%	02/01/19	920	985,568
Series 2002 B, RB (INS-Cal-Mortgage) (c)	5.50%	02/01/24	1,250	1,311,313
California (State of) Infrastructure & Economic Development Bank (The Paul Getty Trust); Series 2011 J, Ref. RB (a) (b)	0.62%	04/01/14	2,000	2,000,000
California (State of) Municipal Finance Authority (Republic Services, Inc.); Series 2010, Ref. Solid Waste RB (a)(b)	0.90%	01/03/12	1,250	1,249,963
California (State of) Pollution Control Financing Authority (BP West Coast Products LLC); Series 2009, Ref. Environmental Improvement RB (a)(b)	2.60%	09/02/14	4,650	4,789,407
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2008 A, RB (INS-Cal-Mortgage) (c)	5.00%	08/15/17	385	425,294
Series 2008 A, RB (INS-Cal-Mortgage) (c)	5.25%	08/15/19	325	357,890
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB (INS-AMBAC) (c)	5.05%	10/01/28	1,500	1,503,765
California (State of) Statewide Communities Development Authority (Southern California Edison Co.); Series 2006 A, Ref. PCR (INS-SGI) (a)(b)(c)	4.10%	04/01/13	1,575	1,638,866
California (State of) Statewide Communities Development Authority (State of California Proposition 1A Receivables Program); Series 2009, RB	5.00%	06/15/13	3,000	3,186,870
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/20	$1,900	$2,165,962
Series 2009 B, Ref. Economic Recovery Unlimited Tax GO Bonds (a)(b)	5.00%	07/01/14	1,095	1,205,201
Series 2011, Ref. Unlimited Tax GO Bonds	5.00%	09/01/16	2,500	2,849,075
Series 2011, Ref. Unlimited Tax GO Bonds	5.00%	09/01/17	2,000	2,292,600
Corona-Norca Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(d)	0.00%	08/01/21	1,500	998,340
Evergreen Elementary School District (Election of 2006);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(d)	0.00%	08/01/25	3,000	1,444,830
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(d)	0.00%	08/01/28	1,000	382,130
Fresno (City of); Series 2008 A, Sewer System RB (INS-AGC) (c)	5.00%	09/01/25	2,040	2,206,566
Hayward Unified School District (Election of 2008);
Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(d)	0.00%	08/01/17	1,000	826,250
Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(d)	0.00%	08/01/20	1,000	686,450
Inland Valley Development Agency;
Series 2011 A, Tax Allocation RB (a)(b)	4.00%	03/01/14	4,000	4,002,360
Series 2011 B, Tax Allocation RB (a)(b)	4.25%	03/01/15	2,500	2,501,375
Series 2011 C, Tax Allocation RB (a)(b)	4.50%	03/01/16	2,500	2,501,750
Kern Community College District; Series 2010, Ref. COP	4.00%	04/01/14	2,000	2,069,000
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	08/01/24	1,000	1,104,050
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, Sub. RB	5.00%	05/15/28	1,000	1,050,880
Series 2009 A, Sr. RB	5.25%	05/15/29	1,000	1,079,570
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/21	2,000	2,413,120
Los Angeles Unified School District (Election of 2004); Measure R, Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/26	670	722,763
Lynwood (City of) Utility Authority; Series 2009 A, Ref. Enterprise RB (INS-AGC) (c)	5.00%	06/01/29	500	529,640
Madera (City of) Irrigation District; Series 2008, Ref. Water RB	5.00%	01/01/23	2,250	2,384,753
Monrovia (City of) Financing Authority (Library); Series 2007, Lease RB (INS-AMBAC)(c)	4.63%	12/01/32	1,000	927,040
Monterey (County of) (2009 Refinancing);
Series 2009, COP (INS-AGM) (c)	5.00%	08/01/16	1,000	1,121,030
Series 2009, COP (INS-AGM) (c)	5.00%	08/01/19	2,360	2,676,641
New Haven Unified School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	08/01/20	2,530	2,960,378
Newport Beach (City of) (Hoag Memorial Hospital Presbyterian); Series 2009 D, RB (a)(b)	5.00%	02/07/13	1,000	1,050,530
Northern California Power Agency;
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/14	1,000	1,070,410
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/16	1,000	1,094,140
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/20	1,000	1,142,050
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/21	1,000	1,126,700
Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/23	1,300	722,631
Sacramento (County of);
Series 2009 B, Sr. Airport System RB	5.00%	07/01/18	1,000	1,137,260
Series 2009 D, Sub. & PFC/Grant Airport System RB (INS-AGC) (c)	5.13%	07/01/25	1,500	1,617,060
Series 2010, Ref. COP	5.00%	02/01/14	6,000	6,348,420
Series 2010, Ref. COP	5.00%	02/01/16	4,665	5,100,664
Series 2010, Ref. COP	5.00%	02/01/17	4,000	4,392,760
Series 2010, Ref. COP	5.25%	02/01/18	3,000	3,348,990
Series 2010, Ref. COP	5.25%	02/01/19	1,500	1,678,110
Series 2010, Sr. Airport System RB	5.00%	07/01/23	500	549,935
San Diego (City of) Public Facilities Financing Authority;
Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/13	1,000	1,063,080
Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/14	500	550,285
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/26	2,000	2,213,200
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS-NATL) (c)	4.38%	01/01/24	1,000	995,790
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Santa Monica Community College District (Election of 2002); Series 2010 E, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/26	$1,000	$469,240
Torrance Unified School District (Election of 2008);
Measure Y, Series 2009 B-1, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/22	1,900	1,132,723
Measure Y, Series 2009 B-1, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/23	2,000	1,111,740
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, Adjustable COP (INS-AGM) (a)(b)(c)	3.50%	05/31/13	500	500,435
Val Verde Unified School District; Series 2009 A, Ref. COP (INS-AGC) (c)	5.00%	03/01/29	2,040	2,042,917
Vernon (City of);
Series 2009 A, Electric System RB	5.13%	08/01/21	4,600	4,587,534
Series 2009 A, Electric System RB	5.50%	08/01/15	525	559,902
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/27	1,000	1,142,350
West Sacramento Area Flood Control Agency; Series 2008, Special Assessment RB	5.13%	09/01/23	1,075	1,145,724
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	08/01/28	1,500	1,587,420

				126,197,150

Colorado—3.44%
Adams State College;
Series 2009 A, Auxiliary Facilities Improvement RB (CEP-Colorado Higher Education Intercept Program)	5.00%	05/15/29	450	481,608
Series 2009 A, Auxiliary Facilities Improvement RB (CEP-Colorado Higher Education Intercept Program)	5.20%	05/15/27	340	372,392
Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB (INS-AGM) (c)	5.00%	12/01/20	1,000	1,110,440
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	6.75%	12/01/23	880	996,397
Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.);
Series 2003 A, Hospital RB (INS-AGM) (c)	5.00%	05/15/15	1,000	1,099,960
Series 2003 A, Hospital RB (INS-AGM) (c)	5.25%	05/15/26	1,000	1,063,000
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/19	2,795	3,184,791
Colorado School of Mines Board of Trustees; Series 2009 A, Ref. & Improvement Enterprise RB (CEP-Colorado Higher Education Intercept Program)	5.00%	12/01/29	500	529,490
Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds	5.00%	12/01/28	1,000	1,101,350
E-470 Public Highway Authority;
Series 2007 C-2, Sr. RB (INS-NATL) (a)(b)(c)	5.00%	09/02/13	3,300	3,478,068
Series 2007 D-2, Sr. RB (INS-NATL) (a)(b)(c)	5.00%	09/02/13	14,755	15,551,180
Glenwood Springs (City of);
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/13	100	103,796
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/14	1,005	1,052,697
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/15	1,000	1,054,630
Northern Colorado Water Conservancy District; Series 2007 J, Ref. RB (INS-AMBAC) (c)	5.00%	12/01/14	1,300	1,442,701
Public Authority for Colorado Energy;
Series 2008, Natural Gas Purchase RB	6.13%	11/15/23	1,525	1,623,866
Series 2008, Natural Gas Purchase RB	6.25%	11/15/28	2,000	2,099,380
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas) (e)(f)	0.85%	12/01/30	11,250	11,250,000

				47,595,746

Connecticut—0.36%
Connecticut (State of) (Transportation Infrastructure Purposes); Series 2009 A, Special Tax Obligation RB	5.00%	12/01/16	2,000	2,355,500
Connecticut (State of) Health & Educational Facility Authority (Hartford Healthcare); Series 2011 A, RB	4.00%	07/01/23	1,500	1,478,745
New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB	5.13%	06/01/23	1,000	1,086,630

				4,920,875

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Delaware—0.20%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center);
Series 2009 A, RB	4.05%	07/01/22	$1,000	$1,012,690
Series 2009 A, RB	5.00%	07/01/18	1,540	1,715,976

				2,728,666

District of Columbia—0.92%
District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	4.75%	03/01/17	2,035	2,096,335
District of Columbia (Georgetown University);
Series 2001 C, University RB (a)(b)	5.25%	04/01/23	2,000	2,160,300
Series 2009 A, Ref. University RB	5.00%	04/01/15	2,000	2,209,220
Series 2011, University RB (a)(b)	5.00%	04/01/21	2,055	2,317,793
District of Columbia;
Series 2011 B, Ref. Sec. Income Tax RB (b)	0.44%	12/01/13	2,000	2,000,000
Series 2011 E, Ref. Sec. Income Tax RB (b)	0.74%	12/01/15	2,000	2,000,000

				12,783,648

Florida—5.36%
Broward (County of); Series 2009 O, Ref. Airport System RB	5.00%	10/01/14	1,490	1,631,192
Citizens Property Insurance Corp. (Coastal Account);
Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,081,510
Series 2011 A-2, Sr. Sec. RN	2.00%	06/01/12	1,000	1,007,640
Citizens Property Insurance Corp. (High Risk Account);
Series 2009 A-1, Sr. Sec. RB (INS-AGC) (c)	4.00%	06/01/12	2,000	2,036,620
Series 2009 A-1, Sr. Sec. RB (INS-AGC) (c)	5.00%	06/01/16	2,000	2,178,740
Series 2010 A-1, Sr. Sec. RB (INS-AGM) (c)	5.00%	06/01/14	2,500	2,671,200
Series 2010 A-1, Sr. Sec. RB (INS-AGM) (c)	5.00%	06/01/17	2,000	2,176,420
Florida (State of) Board of Education;
Series 2009 A, Lottery RB	5.00%	07/01/23	2,000	2,241,720
Series 2009 A, Lottery RB	5.25%	07/01/24	1,640	1,843,163
Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS-NATL) (c)	5.00%	07/01/18	1,335	1,489,419
Florida (State of) Department of Environmental Protection;
Series 2002 B, Florida Forever RB (INS-NATL) (c)	5.25%	07/01/22	3,000	3,118,200
Series 2003 C, Florida Forever RB (INS-AMBAC) (c)	5.00%	07/01/19	3,525	3,731,953
Florida (State of) Municipal Power Agency (St. Lucie);
Series 2011 A, RB	4.00%	10/01/16	500	545,070
Series 2011 A, RB	4.00%	04/01/17	500	543,305
Florida Hurricane Catastrophe Fund Finance Corp.;
Series 2008 A, RB	5.00%	07/01/13	1,730	1,823,437
Series 2010 A, RB	5.00%	07/01/15	5,250	5,733,472
Gulf Breeze (City of) (2010 A Loan Program — Loans to City of Pensacola);
Series 2010 A, Capital Funding RB (INS-AGM) (c)	5.00%	10/01/15	1,590	1,764,328
Series 2010 A, Capital Funding RB (INS-AGM) (c)	5.00%	10/01/16	1,495	1,684,327
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB (h)	4.50%	12/01/20	3,050	3,389,526
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2005 I, Hospital RB	4.50%	11/15/15	2,000	2,212,100
Series 2005 I, Hospital RB	5.00%	11/15/16	2,000	2,277,300
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR (a)(b)	5.15%	09/01/13	550	589,061
Jacksonville (City of) (Better Jacksonville); Series 2003, Sales Tax RB (INS-NATL) (c)	5.25%	10/01/16	3,000	3,203,790
JEA; Series 2009 Three A, Electric System RB	5.00%	10/01/26	1,125	1,156,478
Kissimmee (City of) Utility Authority;
Series 2003, Ref. Electric System RB (INS-AGM) (c)	5.00%	10/01/17	1,900	2,200,884
Series 2003, Ref. Electric System RB (INS-AGM) (c)	5.25%	10/01/15	1,500	1,703,070
Series 2003, Ref. Electric System RB (INS-AGM) (c)	5.25%	10/01/16	1,500	1,737,645
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Lakeland (City of) (Lakeland Regional Health Systems); Series 2011, Ref. Hospital RB	4.00%	11/15/14	$585	$614,443
Miami (City of) (Homeland Defense); Series 2007, Ref. Limited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/16	1,000	1,110,280
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (c)	5.00%	10/01/28	750	782,798
Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, Unlimited Tax GO Bonds	5.00%	07/01/17	500	576,900
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS-AGC) (c)	5.00%	06/01/18	1,000	1,128,190
Series 2009, Public Facilities RB (INS-AGC) (c)	5.50%	06/01/29	2,455	2,567,709
Miami-Dade (County of) (Miami International Airport);
Series 2009 A, Aviation RB (INS-AGC) (c)	5.00%	10/01/27	120	127,294
Series 2009 B, Aviation RB (INS-AGC) (c)	5.00%	10/01/26	1,000	1,068,380
Series 2009 B, Aviation RB (INS-AGC) (c)	5.00%	10/01/29	1,000	1,045,750
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2008 A-2, Hospital RB (INS-NATL) (a)(b)(c)	4.55%	08/01/13	500	522,190
Miami-Dade (County of);
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (c)	5.00%	10/01/24	1,500	1,646,190
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (c)	5.13%	10/01/25	1,525	1,675,411
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (c)	5.50%	10/01/20	1,500	1,766,865
Orange (County of) Health Facilities Authority (Orlando Health, Inc.); Series 2009, Hospital RB	5.00%	10/01/14	1,085	1,161,243
Orange (County of); Series 2005, Ref. Tourist Development Tax RB (INS-AMBAC) (c)	5.00%	10/01/12	1,095	1,133,752
Pasco (County of); Series 2009 A, Water & Sewer RB	5.00%	10/01/16	750	872,565
Port St. Lucie (City of) (Municipal Complex); Series 2008, Ref. Master Lease Project COP (INS-AGC) (c)	6.25%	09/01/27	500	545,865

				74,117,395

Georgia—2.99%
Atlanta (City of);
Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	4.13%	11/01/19	970	1,061,859
Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	5.00%	11/01/17	1,500	1,722,555
Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	5.00%	11/01/20	1,500	1,702,455
Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	5.00%	11/01/21	1,500	1,682,070
Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	5.25%	11/01/27	2,000	2,270,680
Burke (County of) Development Authority (Georgia Power Co. — Plant Vogtle); Fourth Series 1995, PCR (a)(b)	3.75%	01/12/12	1,000	1,003,630
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/20	2,440	2,556,266
Fayette (County of) Hospital Authority (Fayette Community Hospital);
Series 2009 A, RAC	4.38%	06/15/20	2,500	2,706,050
Series 2009 A, RAC	4.50%	06/15/21	2,500	2,688,625
Fulton (County of) Development Authority (Catholic Health East); Series 2010, Health System RB	4.00%	11/15/16	2,460	2,645,336
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB	5.00%	06/15/29	2,830	2,922,343
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2010 A, RAC	5.00%	02/15/16	1,245	1,354,772
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System);
Series 2008 A, RAC	5.00%	08/01/20	1,000	1,066,540
Series 2008 A, RAC	5.25%	08/01/23	1,000	1,048,020
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (c)	5.25%	07/01/29	2,000	2,066,200
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.);
Series 2009, RAC	4.00%	08/01/19	635	679,006
Series 2009, RAC	5.00%	08/01/24	1,260	1,344,584
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC (INS-AGM) (c)	3.50%	08/01/20	2,000	2,006,780
Series 2010, RAC (INS-AGM) (c)	5.00%	08/01/21	1,500	1,654,770
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	2,500	2,510,875
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—(continued)
South Regional Joint Development Authority (Valdosta State University Parking & Health Center);
Series 2007, RB (INS-SGI) (c)	5.00%	08/01/20	$1,385	$1,558,665
Series 2007, RB (INS-SGI) (c)	5.00%	08/01/21	1,490	1,659,040
Series 2007, RB (INS-SGI) (c)	5.00%	08/01/22	605	666,147
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	4.75%	11/01/25	750	754,845

				41,332,113

Guam—0.12%
Guam (Government of) (Section 30);
Series 2009 A, Limited Obligation RB	5.00%	12/01/12	480	493,546
Series 2009 A, Limited Obligation RB	5.00%	12/01/15	1,085	1,157,955

				1,651,501

Idaho—0.74%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/19	1,000	1,175,520
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB	5.25%	07/15/25	500	557,210
Idaho (State of) Housing & Finance Association;
Series 2008 D, Class III, Single Family Mortgage RB	5.35%	01/01/29	505	522,584
Series 2009 B, Class III, Single Family Mortgage RB	5.65%	07/01/26	1,295	1,353,353
University of Idaho Regents;
Series 2007 B, RB (INS-AGM) (a)(b)(c)	4.50%	04/01/18	1,760	1,952,825
Series 2011, Ref. RB (a)(b)	5.25%	04/01/21	4,000	4,625,640

				10,187,132

Illinois—5.94%
Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/23	1,260	1,386,945
Chicago (City of) (Chicago O’Hare International Airport);
Series 2008 A, Ref. Passenger Facility Charge RB (INS-AGM) (c)	5.00%	01/01/16	1,400	1,568,952
Series 2010 C, General Airport Third Lien RB (INS-AGC) (c)	5.25%	01/01/21	1,025	1,172,456
Chicago (City of) Transit Authority (Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (INS-AGC) (c)	5.25%	06/01/23	2,500	2,698,725
Cook (County of) School District No. 144 Prairie Hills;
Series 2010 A, School Limited Tax GO Bonds (g)	4.00%	12/01/16	870	985,945
Series 2010 A, School Limited Tax GO Bonds (g)	4.25%	12/01/20	555	643,878
Series 2010 A, School Limited Tax GO Bonds (INS-AGM) (c)	4.00%	12/01/16	90	96,701
Series 2010 A, School Limited Tax GO Bonds (INS-AGM) (c)	4.25%	12/01/20	75	80,023
Cook (County of);
Series 2004 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (c)	5.00%	11/15/17	5,000	5,376,950
Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/19	2,015	2,275,418
Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/20	5,000	5,541,150
DeKalb Community Unit School District No. 428;
Series 2010, School Building Unlimited Tax CAB GO Bonds (d)	0.00%	01/01/19	1,000	773,040
Series 2010, School Building Unlimited Tax CAB GO Bonds (d)	0.00%	01/01/20	1,000	723,380
Dolton (Village of);
Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (c)	4.25%	12/01/21	1,000	1,087,600
Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (c)	4.25%	12/01/22	1,000	1,073,760
Illinois (State of) (Illinois Fund for Infrastructure, Roads, Schools & Transit); Series 2002, Unlimited Tax GO Bonds (INS-NATL) (c)	5.25%	10/01/21	1,000	1,026,830
Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2003 A, RB (a)(b)	4.38%	07/01/14	775	832,226
Series 2010 D, Ref. RB	5.00%	04/01/20	1,200	1,334,220
Illinois (State of) Finance Authority (Children’s Memorial Hospital);
Series 2008 A, RB (INS-AGC) (c)	5.25%	08/15/33	665	677,169
Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)(f)	0.13%	08/15/25	10,045	10,045,000
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-Northern Trust Co.) (e)(f)	0.09%	01/01/16	$7,040	$7,040,000
Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 A, RB (INS-AGM) (c)	5.00%	05/15/17	2,000	2,152,800
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.);
Series 2005, RB (INS-AGM) (c)	5.25%	03/01/22	1,275	1,403,890
Series 2005, RB (INS-AGM) (c)	5.25%	03/01/23	1,500	1,627,845
Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2009 C, RB	5.25%	08/15/29	2,015	2,058,403
Illinois (State of) Finance Authority (University of Chicago); Series 1998 B, RB (a)(b)	3.38%	02/03/14	1,045	1,099,319
Illinois (State of) Student Assistance Commission; Series 2009, Student Loan RB (INS-AGC) (c)	3.15%	05/01/14	2,020	2,031,817
Illinois (State of);
Series 2010, Ref. Unlimited Tax GO Bonds	5.00%	01/01/12	2,000	2,007,600
Series 2010, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/16	1,000	1,110,690
Series 2010, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/17	800	895,560
Kane & DeKalb Counties Community Unit School District No. 302; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGM) (c)	5.50%	02/01/28	1,500	1,667,010
Kendall (County of) Forest Preserve District; Series 2007, Unlimited Tax GO Bonds (INS-NATL) (c)	5.25%	01/01/23	4,000	4,441,920
Kendall, Kane & Will Counties Community Unit School District No. 308;
Series 2007, Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	02/01/23	5,795	6,293,602
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (c)	4.38%	10/01/21	1,020	1,078,293
Northern Illinois Municipal Power Agency (Prairie State Power); Series 2007 A, RB (INS-NATL) (c)	5.00%	01/01/19	1,000	1,116,660
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,000	1,068,260
St. Clair (County of) (Alternative Revenue Source);
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/19	1,000	1,184,920
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/21	1,480	1,696,406
Valley View Community Unit School District No. 365-U; Series 2011 B, Ref. Unlimited Tax GO Bonds	5.00%	11/01/17	1,060	1,204,701
Will, Grundy, Etc. Counties Community College District No. 525 (Joliet Jr. College); Series 2008, Alternative Revenue Source Unlimited Tax GO Bonds	5.75%	06/01/27	1,435	1,584,886

				82,164,950

Indiana—1.08%
Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/22	1,000	1,131,880
Indiana (State of) Health Facility Financing Authority (Ascension Health Subordinate Credit Group); Series 2005 A-6, RB (a)(b)	5.00%	06/01/14	3,500	3,842,720
Indiana (State of) Health Facility Financing Authority (Community Foundation of Northwest Indiana Obligated Group); Series 2004 A, Hospital RB	5.38%	03/01/19	1,000	1,043,640
Indiana (State of) Municipal Power Agency;
Series 2011 A, RB	5.00%	01/01/21	250	287,250
Series 2011 A, RB	5.00%	01/01/22	250	284,785
Indianapolis (City of) Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (c)	5.25%	01/01/29	1,040	1,119,154
Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB (INS-AGM) (c)	5.13%	01/15/24	2,285	2,558,994
Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS-AGC) (c)	5.00%	01/15/22	2,470	2,589,499
Rockport (City of) (Indiana Michigan Power Co.);
Series 2009 A, Ref. PCR (a)(b)	6.25%	06/02/14	1,000	1,106,410
Series 2009 B, Adjustable Ref. PCR (a)(b)	6.25%	06/02/14	500	553,205
University of Southern Indiana; Series 2009 J, Student Fee RB (INS-AGC) (c)	5.00%	10/01/23	400	441,512

				14,959,049

Iowa—1.90%
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.38%	06/15/28	1,825	1,889,386
Des Moines (City of); Series 2011 A, Unlimited Tax GO Bonds	3.00%	06/01/17	3,050	3,322,640
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa—(continued)
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005 A, Health Facilities RB (INS-AGC) (c)	5.00%	02/15/18	$1,000	$1,155,970
Series 2005 A, Health Facilities RB (INS-AGC) (c)	5.00%	02/15/19	500	579,570
Series 2009 F, Health Facilities RB (a)(b)	5.00%	08/15/12	1,300	1,340,976
Iowa Student Loan Liquidity Corp.;
Series 2009 1, RB	4.00%	12/01/13	1,500	1,563,720
Series 2009 1, RB	5.00%	12/01/15	2,500	2,744,650
Series 2009 1, RB	5.00%	12/01/16	2,525	2,783,888
Series 2009 1, RB	5.25%	12/01/17	2,500	2,783,650
Series 2009 1, RB	5.25%	12/01/18	2,500	2,786,050
Series 2009 2, RB	5.40%	12/01/23	2,500	2,641,200
Series 2009 3, RB	5.00%	12/01/19	2,500	2,734,225

				26,325,925

Kansas—0.33%
Dodge City (City of); Series 2009, Sales Tax RB (INS-AGC) (c)	5.00%	06/01/21	1,000	1,162,930
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.00%	11/15/16	1,000	1,149,850
Series 2009 D, Hospital RB	5.00%	11/15/24	1,585	1,697,313
Kansas (State of) Development Finance Authority (KU Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/24	500	527,875

				4,537,968

Kentucky—2.57%
Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB (INS-AGC) (c)	5.25%	02/01/28	1,030	1,047,551
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2008 A-1, RB (INS-AGC) (c)	5.75%	12/01/28	550	588,868
Kentucky (State of) Municipal Power Agency (Prairie State);
Series 2010 A, Power System RB (INS-AGM) (c)	4.00%	09/01/16	800	881,000
Series 2010 A, Power System RB (INS-AGM) (c)	5.00%	09/01/21	5,860	6,764,843
Series 2010 A, Power System RB (INS-AGM) (c)	5.00%	09/01/22	4,560	5,186,544
Series 2010 A, Power System RB (INS-AGM) (c)	5.00%	09/01/23	1,000	1,123,580
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District;
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/14	1,500	1,648,530
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/15	2,500	2,821,325
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/20	10,000	11,827,200
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (e)(f)	0.13%	04/01/32	1,405	1,405,000
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (c)	5.00%	10/01/24	2,000	2,208,860

				35,503,301

Louisiana—4.22%
Greater New Orleans Expressway Commission; Series 2009, Ref. RB (INS-AGC) (c)	2.75%	11/01/14	600	622,356
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, RB (INS-AGM) (c)	5.25%	01/01/28	1,000	1,062,310
Lafayette (City of); Series 2010, Utilities RB	5.00%	11/01/26	2,500	2,722,125
Louisiana (State of) Energy & Power Authority; Series 2000, Ref. RB (INS-AGM) (c)	5.75%	01/01/12	4,320	4,340,520
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.);
Series 2011, Ref. RB (INS-AGM) (c)	3.00%	12/01/15	1,750	1,840,527
Series 2011, Ref. RB (INS-AGM) (c)	4.00%	12/01/17	1,690	1,871,810
Series 2011, Ref. RB (INS-AGM) (c)	4.00%	12/01/18	1,775	1,967,570
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo/Bossier Parishes Port Commission); Series 2010, Ref. RB (INS-AGM) (c)	4.00%	04/01/18	1,600	1,770,224
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana—(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles Public Improvement); Series 2010, RB (INS-AGC) (c)	3.00%	05/01/14	$1,000	$1,041,550
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles);
Series 2009, Ref. RB (INS-AGC) (c)	4.00%	04/01/16	1,435	1,580,911
Series 2009, Ref. RB (INS-AGC) (c)	4.00%	04/01/18	1,555	1,745,379
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/18	1,000	1,152,460
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS-AGC) (c)	5.00%	10/01/26	1,500	1,597,380
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (c)	5.00%	02/01/29	1,000	1,061,530
Louisiana (State of) Public Facilities Authority (Baton Rouge General Medical Center); Series 2004, FHA Insured Mortgage RB (INS-NATL) (c)	5.00%	07/01/14	1,000	1,080,360
Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS-AGC) (c)	5.00%	07/01/22	500	523,900
Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2008 B, Ref. RB (INS-AGC) (c)	5.75%	07/01/18	795	849,990
Series 2009 A, Ref. RB	5.00%	07/01/13	1,500	1,582,335
Series 2009 A, Ref. RB	5.00%	07/01/15	1,000	1,085,400
Series 2009 A, Ref. RB	5.00%	07/01/16	1,000	1,094,720
Series 2009 A, Ref. RB	5.25%	07/01/20	1,000	1,118,170
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB (INS-AMBAC) (c)	5.00%	06/01/18	1,000	1,106,480
Louisiana (State of) Public Facilities Authority (Nineteenth Judicial District Court Building); Series 2007, RB (INS-NATL) (c)	4.50%	06/01/21	1,000	1,061,950
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS-AMBAC) (c)	5.00%	06/01/16	1,000	1,071,200
Series 2006 B, Assessment RB (INS-AMBAC) (c)	5.25%	06/01/14	1,280	1,358,067
Series 2006 C-3, Assessment RB (INS-AGC) (c)	6.13%	06/01/25	1,550	1,731,598
Louisiana Offshore Terminal Authority (Loop LCC); Series 2007 B-2A, Deepwater Port RB (a)(b)	2.13%	10/01/15	1,000	1,001,090
Monroe (City of) (Economic Development — Garret Rd.);
Series 2008, Ref. & Sales Tax Increment RB (INS-AGC) (c)	5.25%	03/01/22	1,300	1,332,240
Series 2008, Ref. & Sales Tax Increment RB (INS-AGC) (c)	5.38%	03/01/24	1,000	1,022,050
New Orleans (City of) Aviation Board (Consolidated Rental Car);
Series 2009 A, Gulf Opportunity Zone CFC RB	5.00%	01/01/16	1,250	1,352,688
Series 2009 A, Gulf Opportunity Zone CFC RB	5.13%	01/01/17	1,730	1,888,952
Series 2009 A, Gulf Opportunity Zone CFC RB	5.25%	01/01/18	1,575	1,733,477
Series 2009 A, Gulf Opportunity Zone CFC RB	5.50%	01/01/19	1,100	1,230,020
Series 2009 A, Gulf Opportunity Zone CFC RB	5.75%	01/01/20	1,890	2,113,889
Series 2009 A, Gulf Opportunity Zone CFC RB	6.00%	01/01/25	1,000	1,077,850
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (c)	6.00%	01/01/23	1,025	1,189,082
Series 2009 A-1, Ref. & Restructuring RB (INS-AGC) (c)	5.00%	01/01/19	500	559,165
New Orleans (City of); Series 2009, Ref. Sewage Service RB (INS-AGC) (c)	6.25%	06/01/29	1,000	1,079,680
Plaquemines (Parish of) Law Enforcement District;
Series 2009, Limited Tax GO Bonds	4.00%	09/01/14	1,200	1,258,272
Series 2009, Limited Tax GO Bonds	4.50%	09/01/17	1,350	1,472,459
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	1,000	985,300
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/20	1,000	1,026,730

				58,363,766

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maine—0.39%
Lewiston (City of) (UBS Financial Services, Inc.);
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (c)	5.00%	12/15/19	$750	$844,462
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (c)	5.00%	12/15/20	870	968,580
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (c)	5.50%	12/15/23	950	1,056,495
Maine (State of) Housing Authority; Series 2009 B, Mortgage Purchase RB	5.00%	11/15/29	2,500	2,589,225

				5,458,762

Maryland—0.45%
Baltimore (City of) (Water); Series 2009 A, Sub. Project RB	5.13%	07/01/29	250	272,110
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2008, RB	5.00%	07/01/18	1,000	1,096,200
Series 2008, RB (INS-AGC) (c)	5.00%	07/01/20	1,000	1,099,970
Maryland (State of) Health & Higher Educational Facilities Authority (Medstar Health); Series 2011, RB	3.00%	08/15/13	800	822,760
Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group);
Series 2008 B, RB (a)(b)	5.00%	05/15/13	1,000	1,064,620
Series 2008 B, RB (a)(b)	5.00%	05/15/13	715	802,395
Montgomery (County of) Housing Opportunities Commission; Series 2009 A, Single Family Mortgage RB	3.38%	07/01/16	1,000	1,058,150

				6,216,205

Massachusetts—0.78%
Massachusetts (State of) Development Finance Agency (Baystate Medical Center); Series 2009 K-1, RB (a)(b)	5.00%	07/01/13	2,500	2,640,450
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligated Group); Series 2004 D, RB (INS-AGC) (c)	4.00%	11/15/17	730	792,955
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2010 A, RB (a)(b)	2.25%	09/01/16	920	928,317
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB (INS-AGC) (c)	5.00%	07/01/23	1,095	1,200,897
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2008 T-2, RB (a)(b)	4.10%	04/19/12	1,485	1,506,592
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2009 A, Ref. RB	6.00%	07/01/24	1,500	1,625,145
Worcester (City of); Series 2009, Limited Tax GO Bonds (INS-AGC) (c)	4.00%	11/01/16	1,860	2,044,903

				10,739,259

Michigan—5.31%
Adrian City School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.50%	05/01/15	755	853,105
Battle Creek (City of); Series 2008, Ref. Downtown Development Limited Tax GO Bonds (INS-AMBAC) (c)	5.00%	05/01/15	1,110	1,233,199
Central Michigan University Board of Trustees;
Series 2009, Ref. General RB	5.00%	10/01/13	1,430	1,528,913
Series 2009, Ref. General RB	5.00%	10/01/14	1,510	1,658,388
Detroit (City of);
Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/14	1,445	1,577,333
Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/16	1,000	1,126,530
Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/19	1,000	1,132,190
Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/20	1,000	1,131,470
Hastings Area School System; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	3.25%	05/01/15	1,475	1,536,581
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan—(continued)
Michigan (State of) Building Authority (Facilities Program);
Series 2003 I, Ref. RB (INS-AGM) (c)	5.25%	10/15/16	$4,315	$4,632,325
Series 2009 I, Ref. RB (INS-AGC) (c)	5.00%	10/15/23	7,150	7,892,742
Series 2009 I, Ref. RB (INS-AGC) (c)	5.25%	10/15/24	1,040	1,152,809
Series 2009 II, RB	4.00%	10/15/15	1,000	1,079,280
Series 2009 II, RB	4.00%	10/15/16	1,950	2,120,878
Series 2009 II, RB (INS-AGM) (c)	5.00%	10/15/21	1,180	1,336,964
Series 2009 II, RB (INS-AGM) (c)	5.00%	10/15/22	520	580,237
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group); Series 2010 F-3, Ref. & Project RB (a)(b)	2.63%	06/30/14	2,700	2,814,777
Michigan (State of) Hospital Finance Authority (Henry Ford Health System);
Series 2009, Ref. RB	4.00%	11/15/13	540	561,060
Series 2009, Ref. RB	4.00%	11/15/14	655	684,141
Series 2009, Ref. RB	5.00%	11/15/19	1,500	1,642,005
Series 2009, Ref. RB	5.50%	11/15/18	1,000	1,132,380
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 A, Ref. RB	5.25%	05/15/18	1,100	1,239,777
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)(f)	0.11%	10/15/38	5,096	5,096,000
Michigan (State of) Municipal Bond Authority (Local Government Loan Program);
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.00%	05/01/21	1,515	1,715,389
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.13%	05/01/23	300	335,115
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.25%	05/01/24	500	555,760
Series 2009 C, State Qualified School Limited Obligation Bonds (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/15	1,850	2,023,474
Series 2009 C, State Qualified School Limited Obligation Bonds (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/16	1,860	2,058,722
Michigan (State of);
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/19	3,000	3,553,770
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/23	1,500	1,688,415
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group);
Series 2009 W, Ref. RB	5.00%	08/01/15	1,000	1,075,560
Series 2009 W, Ref. RB	5.25%	08/01/16	3,000	3,295,380
Series 2009 W, Ref. RB	5.25%	08/01/17	2,000	2,208,000
Series 2009 W, Ref. RB	5.50%	08/01/19	1,775	1,986,048
Southgate Community School District; Series 2005, Ref. Unlimited Tax GO Bonds (INS-NATL) (c)	5.00%	05/01/18	1,710	1,869,167
Wayne State University;
Series 2007 A, General RB (INS-NATL) (c)	5.00%	11/15/12	1,190	1,237,362
Series 2009 A, Ref. General RB	5.00%	11/15/17	2,000	2,248,180
Wyandotte (City of); Series 2009 A, Ref. & Electric System RB (INS-AGC) (c)	5.25%	10/01/28	250	266,655
Ypsilanti School District;
Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	4.00%	05/01/14	1,985	2,089,312
Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	05/01/18	1,270	1,440,675

				73,390,068

Minnesota—2.80%
Duluth Independent School District No. 709;
Series 2009 B, COP	4.00%	03/01/13	1,325	1,380,650
Series 2009 B, COP	4.00%	03/01/14	1,360	1,453,228
Series 2009 B, COP	4.00%	03/01/15	1,400	1,522,514
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care);
Series 1995 B, Health Care RB (INS-AGM) (c)	5.00%	08/15/19	1,400	1,628,284
Series 1995 B, Health Care RB (INS-AGM) (c)	5.00%	08/15/21	1,350	1,550,272
Series 2010 A, Health Care Facilities RB	5.00%	08/15/20	730	834,514
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)
Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission;
Series 2007 B, Ref. Sub. RB (INS-NATL) (c)	5.00%	01/01/19	$2,930	$3,238,646
Series 2009 A, Ref. Sr. RB	4.00%	01/01/16	135	147,569
Series 2009 A, Ref. Sr. RB	5.00%	01/01/20	1,000	1,158,240
Series 2011, RB	5.00%	01/01/20	1,500	1,743,750
Series 2011, RB	5.00%	01/01/21	1,240	1,437,532
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group);
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (c)	4.00%	02/15/14	1,000	1,054,200
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (c)	4.00%	02/15/20	1,500	1,613,340
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (c)	5.00%	02/15/16	570	639,603
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (c)	5.00%	02/15/21	1,500	1,704,270
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas);
Series 2009 Seven-A, RB	4.00%	10/01/15	1,000	1,094,530
Series 2009 Seven-A, RB	4.00%	10/01/16	1,000	1,109,130
Series 2009 Seven-A, RB	4.50%	10/01/22	1,000	1,100,720
Series 2009 Six-X, RB	5.00%	04/01/24	500	539,935
Minnesota (State of) Housing Finance Agency;
Series 2009 A, Residential RB	5.20%	01/01/23	855	893,013
Series 2009 B, Residential RB	5.45%	07/01/24	750	799,867
Minnesota (State of) Tobacco Securitization Authority;
Series 2011 B, Tobacco Settlement RB	5.00%	03/01/16	1,000	1,121,130
Series 2011 B, Tobacco Settlement RB	5.00%	03/01/18	500	561,820
Series 2011 B, Tobacco Settlement RB	5.00%	03/01/19	1,000	1,113,860
Series 2011 B, Tobacco Settlement RB	5.00%	03/01/20	1,000	1,101,160
Series 2011 B, Tobacco Settlement RB	5.00%	03/01/21	1,000	1,093,560
Series 2011 B, Tobacco Settlement RB	5.00%	03/01/22	750	813,315
St. Cloud (City of) (CentraCare Health System);
Series 2010 A, Health Care RB	5.00%	05/01/15	500	547,230
Series 2010 B, Health Care RB	5.00%	05/01/13	595	625,958
Series 2010 B, Health Care RB	5.00%	05/01/16	1,000	1,114,520
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare);
Series 2009, Health Care RB	5.00%	02/01/16	1,470	1,601,580
Series 2009, Health Care RB	5.25%	02/01/21	2,175	2,362,942

				38,700,882

Mississippi—0.54%
Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB	4.63%	09/01/26	1,695	1,796,225
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS-AGC) (c)	5.00%	07/01/24	1,000	1,101,250
Mississippi (State of) Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation RB (INS-AGM) (c)	5.00%	07/01/19	1,160	1,305,209
Mississippi (State of) Development Bank (Mississippi Power Co.); Series 2007 A, Special Obligation RB (INS-AMBAC) (c)	5.00%	07/01/16	1,000	1,117,320
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2004 B-2, RB	5.00%	09/01/23	1,975	2,175,226

				7,495,230

Missouri—1.18%
Cass (County of); Series 2007, Hospital RB	5.00%	05/01/17	500	518,270
Kansas City (City of);
Series 2008 A, Ref. General Improvement Airport RB	4.00%	09/01/14	1,000	1,073,380
Series 2010 B, Ref. Special Obligation Tax Allocation RB	4.13%	01/01/21	2,000	2,122,780
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	5.00%	03/01/25	1,250	1,368,700
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Pool Program); Series 1999, VRD Lease RB (e)(i)	3.50%	12/01/22	500	500,000
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—(continued)
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care);
Series 2010 B, Health Facilities RB	5.00%	06/01/19	$1,000	$1,142,350
Series 2010 B, Health Facilities RB	5.00%	06/01/21	4,645	5,231,059
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Episcopal-Presbyterian Hospitals);
Series 2011, Health Facilities RB	3.00%	12/01/12	200	203,664
Series 2011, Health Facilities RB	5.00%	12/01/13	200	213,436
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, Health Facilities RB	5.00%	11/15/20	1,000	1,124,300
St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS-AGM) (c)	5.00%	07/01/20	1,125	1,208,734
St. Louis Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB (INS-AGC) (c)	5.00%	07/15/21	1,500	1,641,555

				16,348,228

Montana—0.54%
Gallatin (County of) Airport Authority (Passenger Facility Charges Supported); Series 2009, RB	4.38%	06/01/29	1,500	1,514,820
Helena (City of); Series 2009, COP	5.00%	01/01/29	400	431,752
Montana (State of) Facility Finance Authority (Kalispell Regional Medical Center Obligated Group); Series 2010, Health Care Facilities RB	5.00%	07/01/30	400	413,408
Montana (State of) Facility Finance Authority (Master Loan Program — Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB (CEP-State of Montana Board of Investments)	4.63%	07/01/18	1,010	1,147,451
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System);
Series 2010 B, Ref. RB	4.00%	01/01/20	1,000	1,065,760
Series 2010 B, Ref. RB	5.00%	01/01/19	2,500	2,845,200

				7,418,391

Nebraska—0.04%
Douglas County School District No. 10 (Elkhorn Public Schools); Series 2009, Unlimited Tax GO Bonds	5.45%	06/15/22	500	525,975

Nevada—2.26%
Clark (County of) (Bond Bank); Series 2006, Limited Tax GO Bonds (INS-AMBAC) (c)	5.00%	11/01/21	5,235	5,755,935
Clark (County of);
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (c)	5.00%	07/01/22	1,000	1,100,900
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (c)	5.00%	07/01/23	4,000	4,367,360
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (c)	5.00%	07/01/24	1,855	1,999,189
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (c)	5.00%	07/01/25	1,500	1,593,735
Sr. Series 2010 D, Airport System RB	4.00%	07/01/17	2,000	2,220,460
Clark County School District; Series 2004 A, Ref. Limited Tax GO Bonds (INS-AGM) (c)	5.00%	06/15/16	5,000	5,431,400
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	4,100	4,403,277
Las Vegas (City of) Valley Water District; Series 2009 D, Ref. Limited Tax GO Bonds	5.00%	06/01/16	500	570,160
Reno (City of) (Washoe Medical Center);
Series 2004 C, Hospital RB (INS-AGM) (c)	5.00%	06/01/15	750	817,455
Series 2004 C, Hospital RB (INS-AGM) (c)	5.00%	06/01/17	1,365	1,523,285
Series 2005 A, Hospital RB (INS-AGM) (c)	5.25%	06/01/17	1,300	1,467,258

				31,250,414

New Hampshire—0.40%
Manchester (City of);
Series 2009 A, Ref. General Airport RB	5.00%	01/01/15	1,750	1,878,852
Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	500	553,925
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB	5.25%	10/01/25	525	549,481
Series 2011, RB	5.50%	10/01/26	510	537,489
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Hampshire—(continued)
New Hampshire (State of) Housing Finance Authority;
Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/23	$425	$449,353
Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/28	300	314,040
Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/29	1,185	1,230,919

				5,514,059

New Jersey—2.33%
New Jersey (State of) Economic Development Authority (Montclair State University Student Housing);
Series 2010 A, RB	5.00%	06/01/21	1,500	1,521,780
Series 2010 A, RB	5.25%	06/01/20	1,295	1,354,609
New Jersey (State of) Economic Development Authority;
Series 2004, Cigarette Tax RB	5.50%	06/15/16	1,805	1,944,743
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/16	630	716,058
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/17	1,550	1,785,832
New Jersey (State of) Educational Facilities Authority (Seton Hall University); Series 2011 A, Ref. RB	2.00%	07/01/14	1,000	1,015,570
New Jersey (State of) Health Care Facilities Financing Authority (Bayonne Hospital Obligated Group); Series 1994, RB (INS-AGM) (c)	6.25%	07/01/12	530	530,302
New Jersey (State of) Health Care Facilities Financing Authority (Saint Peter’s University Hospital Obligated Group);
Series 2011 A, Ref. RB	3.00%	07/01/12	1,000	1,001,400
Series 2011 A, Ref. RB	5.00%	07/01/13	1,000	1,029,870
New Jersey (State of) Transportation Trust Fund Authority;
Series 2011 B, RB	5.00%	06/15/19	1,000	1,146,720
Series 2011 B, RB	5.00%	06/15/20	1,000	1,139,280
Series 2011 B, RB	5.00%	06/15/21	1,000	1,135,100
New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/20	2,000	2,294,140
Series 2009 H, RB	5.00%	01/01/21	2,000	2,261,080
Newark (City of) Housing Authority (South Ward Police Facility);
Series 2009 A, City-Secured Police Facility RB (INS-AGC) (c)	5.00%	12/01/21	1,130	1,260,278
Series 2009 A, City-Secured Police Facility RB (INS-AGC) (c)	5.38%	12/01/26	750	817,080
Newark (City of); Series 2010 A, Ref. Qualified General Improvement Unlimited Tax GO Bonds	4.00%	10/01/16	3,710	4,023,050
Paterson (City of); Series 2009, General Improvement Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	06/15/16	200	220,470
Perth Amboy (City of) Board of Education;
Series 2010, Ref. COP (INS-AGC) (c)	4.00%	06/15/12	1,135	1,150,459
Series 2010, Ref. COP (INS-AGC) (c)	4.00%	12/15/12	1,285	1,317,061
Series 2010, Ref. COP (INS-AGC) (c)	4.00%	06/15/15	1,345	1,427,610
Series 2010, Ref. COP (INS-AGC) (c)	4.00%	12/15/15	1,395	1,488,297
South Jersey Port Corp.; Series 2009 P-2, Marine Terminal RB	4.00%	01/01/16	1,505	1,638,885

				32,219,674

New York—3.37%
Amherst Development Corp. (UBF Faculty-Student Housing Corp. — Greiner & Hadley Projects at SUNY Buffalo); Series 2010 A, Student Housing Facility RB (INS-AGM) (c)	4.00%	10/01/16	1,000	1,083,900
Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.);
Series 2009 A, Resource Recovery RB	5.00%	01/01/14	560	599,558
Series 2009 A, Resource Recovery RB	5.00%	01/01/18	445	504,884
Series 2009 A, Resource Recovery RB	5.00%	01/01/19	365	415,903
Metropolitan Transportation Authority (Dedicated Tax Fund); Series 2008 B-3b, Ref. RB(a)(b)	0.69%	11/01/30	2,000	2,000,000
Metropolitan Transportation Authority; Series 2008 B, Mandatory Tender Transportation RB (a)(b)	5.00%	11/15/12	365	379,947
Nassau (County of) Industrial Development Agency (New York Institute of Technology);
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/17	930	1,047,850
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/19	1,585	1,801,875
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York (City of) Transitional Finance Authority;
Series 2009 S-5, Building Aid RB	5.00%	01/15/16	$2,000	$2,279,640
Series 2009 S-5, Building Aid RB	5.00%	01/15/17	1,875	2,172,225
New York (City of); Subseries 2008 J-1, Unlimited Tax GO Bonds	5.00%	08/01/17	750	883,342
New York (State of) Dormitory Authority (Long Island Jewish Obligated Group); Series 2011 A, RB	5.00%	05/01/15	500	546,640
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/19	500	555,735
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.50%	07/01/22	2,925	3,327,363
New York (State of) Dormitory Authority (School District Financing Program); Series 2008 D, RB (INS-AGC) (c)	5.75%	10/01/24	1,000	1,141,040
New York (State of) Dormitory Authority (St. Lawrence University); Series 2009, RB	5.00%	07/01/14	2,000	2,177,160
New York (State of) Dormitory Authority (Yeshiva University);
Series 2009, RB	5.00%	09/01/22	2,635	2,877,262
Series 2011 A, RB	4.00%	11/01/14	1,550	1,665,242
Series 2011 A, RB	4.00%	11/01/15	1,580	1,717,586
Series 2011 A, RB	4.00%	11/01/16	1,090	1,191,795
New York (State of) Energy Research & Development Authority (New York State Electric & Gas Corp.); Series 1994 C, Ref. PCR (a)(b)	3.00%	06/03/13	4,000	4,080,160
New York City Housing Development Corp.;
Series 2009 C-2, MFH RB	3.50%	05/01/13	970	971,436
Series 2009 L-2, MFH RB (a)(b)	2.00%	09/16/13	3,220	3,266,143
Niagara Falls Bridge Commission; Series 1993 A, Toll Bridge System RB (INS-AGC) (c)	4.00%	10/01/19	1,000	1,085,420
Tobacco Settlement Financing Corp.;
Series 2011 A, Asset-Backed RB	3.00%	06/01/16	3,000	3,167,580
Series 2011 A, Asset-Backed RB	4.00%	06/01/17	4,000	4,419,520
Yonkers (City of);
Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	11/15/20	655	728,177
Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	11/15/22	500	542,620

				46,630,003

North Carolina—0.75%
Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System);
Series 2007 A, Ref. Health Care RB	5.00%	01/15/19	1,000	1,105,530
Series 2009 A, Ref. Health Care RB	5.00%	01/15/20	3,500	3,944,500
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)(f)	0.12%	09/01/27	3,645	3,645,000
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB (INS-AGC) (c)	6.00%	01/01/19	420	471,563
Oak Island (Town of) (Waste Water); Series 2008 A, Enterprise System RB (INS-NATL) (c)	5.00%	06/01/20	1,065	1,180,297

				10,346,890

Ohio—5.40%
Akron (City of);
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (c)	5.00%	03/01/16	2,675	3,060,708
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (c)	5.00%	03/01/18	2,010	2,354,192
Allen (County of) (Catholic Healthcare Partners);
Series 2010 B, Hospital Facilities RB	5.00%	09/01/16	1,000	1,107,320
Series 2010 B, Hospital Facilities RB	5.00%	09/01/18	2,000	2,235,640
Series 2010 B, Hospital Facilities RB	5.00%	09/01/20	2,920	3,254,136
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/23	2,850	3,117,444
American Municipal Power, Inc.; Series 2007 A, Electricity Purchase RB	5.00%	02/01/12	1,340	1,351,109
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/12	930	945,066
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/16	1,430	1,516,072
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/17	1,985	2,082,166
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.38%	06/01/24	1,595	1,238,836
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Cleveland (City of);
Series 2006 A, Airport System RB (INS-AMBAC) (c)	5.25%	01/01/21	$3,980	$4,389,224
Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/18	2,000	2,215,680
Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/19	2,000	2,221,880
Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/20	4,000	4,372,240
Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/23	2,000	2,109,020
Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/27	1,000	1,011,550
Series 2011 A, Airport System RB	5.00%	01/01/17	7,605	8,390,901
Series 2011 A, Airport System RB	5.00%	01/01/22	2,315	2,487,097
Franklin (County of) (OhioHealth Corp.); Series 2011 D, Ref. Hospital Facilities RB (a)(b)	4.00%	08/01/16	2,500	2,723,075
Hancock (County of) (Blanchard Valley Regional Health Center);
Series 2011 A, Hospital Facilities RB	4.00%	12/01/16	250	260,647
Series 2011 A, Hospital Facilities RB	5.00%	12/01/18	170	185,683
Series 2011 A, Hospital Facilities RB	5.75%	12/01/26	250	264,335
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B-1, Hospital RB	4.75%	01/01/20	3,000	3,309,660
Series 2009 B-1, Hospital RB	4.75%	01/01/21	1,000	1,088,620
Series 2009 B-1, Hospital RB	5.00%	01/01/22	1,000	1,092,400
Series 2009 B-1, Hospital RB	5.00%	01/01/24	1,000	1,094,260
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009 A, RB	5.70%	08/01/20	6,120	6,734,203
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,200	3,593,216
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 C, Hospital RB (a)(b)	4.88%	07/15/15	2,525	2,781,843
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/19	1,825	2,155,653

				74,743,876

Oklahoma—1.47%
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 A, Sales Tax RB	5.00%	03/01/22	1,000	1,058,780
Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/19	2,000	2,217,000
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/20	1,000	1,104,490
Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB	5.50%	07/01/29	1,280	1,342,912
Oklahoma (State of) Municipal Power Authority;
Series 2008 A, Power Supply System RB	5.25%	01/01/18	300	355,887
Series 2008 A, Power Supply System RB	5.38%	01/01/19	250	294,745
Series 2008 A, Power Supply System RB	5.88%	01/01/28	250	284,118
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/19	2,165	2,385,007
Tulsa (City of) Airports Improvement Trust;
Series 2009 A, General RB	4.00%	06/01/15	670	698,241
Series 2009 A, General RB	5.38%	06/01/24	1,750	1,792,787
Tulsa (County of) Industrial Authority (Jenks Public Schools); Series 2009, Educational Facilities Lease RB	4.00%	09/01/14	2,000	2,170,740
Tulsa (County of) Industrial Authority;
Series 2003 A, Capital Improvements RB	4.00%	05/15/16	5,000	5,538,900
Series 2005 A, Capital Improvements RB	4.00%	05/15/17	1,000	1,115,090

				20,358,697

Oregon—0.80%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2009 B, RB (a)(b)	5.00%	07/15/12	1,000	1,026,140
Lane (County of); Series 2009 A, Limited Tax GO Bonds	4.00%	11/01/16	1,000	1,133,110
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.00%	04/01/28	500	554,445
Oregon (State of) Facilities Authority (Legacy Health System); Series 2010 A, Ref. RB	5.00%	03/15/16	1,490	1,644,409
Oregon (State of) Facilities Authority (PeaceHealth);
Series 2009 A, Ref. RB	5.00%	11/01/15	660	749,357
Series 2009 A, Ref. RB	5.00%	11/01/16	1,880	2,161,793
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oregon—(continued)
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	4.00%	10/01/16	$1,000	$1,066,020
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	1,000	1,043,050
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP-Oregon School Bond Guaranty) (d)	0.00%	06/15/23	2,500	1,649,200

				11,027,524

Pennsylvania—5.55%
Bethel Park School District; Series 2009, Limited Tax GO Bonds	4.00%	08/01/17	800	907,464
Delaware (County of) Authority (Villanova University); Series 2010, RB	4.00%	12/01/16	500	555,160
Delaware (County of) River Port Authority (Port District); Series 2001 A, Ref. RB (INS-AGM) (c)	5.25%	01/01/12	3,080	3,092,998
Erie (County of) Hospital Authority (St. Vincent Health Center); Series 2010 A, RB	4.50%	07/01/12	600	606,048
Lancaster (County of) Solid Waste Management Authority; Series 2009 B, Resource Recovery System RB	4.00%	12/15/12	2,000	2,058,120
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (e)(f)	0.13%	07/01/38	4,160	4,160,000
Pennsylvania (State of) Economic Development Financing Authority (Exelon Generation Co., LLC); Series 2009 A, Ref. Exempt Facilities RB (a)(b)	5.00%	06/01/12	1,000	1,020,560
Pennsylvania (State of) Economic Development Financing Authority (PPL Electric Utilities Corp.); Series 2008, Ref. PCR	4.00%	10/01/23	500	499,045
Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University);
Series 2009, RB	4.25%	08/01/19	3,000	3,438,750
Series 2009, RB	5.00%	08/01/17	1,000	1,177,560
Series 2009, RB	5.00%	08/01/21	775	894,443
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2008 B, RB	5.00%	08/15/13	1,345	1,438,383
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/21	5,000	5,707,600
Pennsylvania (State of) Turnpike Commission;
Series 2008 C-1, Sub. RB (INS-AGC) (c)	6.00%	06/01/23	500	587,440
Series 2009 B, Sub. RB	5.00%	06/01/21	3,550	3,947,955
Series 2009 B, Sub. RB	5.25%	06/01/24	2,500	2,734,025
Series 2011 A, RB	5.00%	12/01/22	1,500	1,758,180
Series 2011 A, RB	5.00%	12/01/23	1,500	1,748,130
Philadelphia (City of) Gas Works Authority (1975 General Ordinance); Series 2011 10th, RB	4.00%	07/01/13	1,165	1,211,052
Philadelphia (City of) Gas Works Authority (1998 General Ordinance);
Series 2011 10th, RB	4.00%	07/01/14	1,605	1,689,648
Series 2011 10th, RB (INS-AGM) (c)	4.00%	07/01/17	1,000	1,057,660
Series 2011 20th, RB	4.00%	07/01/15	2,465	2,605,357
Philadelphia (City of);
Series 2008 B, Limited Tax GO Bonds (INS-AGC) (c)	5.75%	07/15/17	1,000	1,141,790
Series 2008 B, Limited Tax GO Bonds (INS-AGC) (c)	6.00%	07/15/18	1,000	1,142,120
Series 2008 B, Limited Tax GO Bonds (INS-AGC) (c)	6.25%	07/15/23	2,000	2,217,920
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	4.50%	08/01/20	2,000	2,179,200
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	5.25%	08/01/21	2,500	2,814,675
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	5.25%	08/01/22	5,000	5,561,800
Series 2010 A, Ref. Water & Wastewater RB (INS-AGM) (c)	5.00%	06/15/19	1,000	1,171,530
Philadelphia School District; Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	09/01/14	1,000	1,090,390
Pittsburgh (City of) Water & Sewer Authority; Sub Series 2008 C-1D, Ref. RB (INS-AGC) (a)(b)(c)	2.63%	09/01/12	1,000	1,010,370
Pittsburgh Public School District; Series 2009 A, Limited Tax GO Bonds (INS-AGC) (c)	4.00%	09/01/19	3,105	3,405,595
Reading (City of); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (c)	5.63%	11/01/23	1,500	1,691,100
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB (INS-AGC) (c)	6.00%	07/01/26	500	556,480
St. Mary Hospital Authority (Catholic Health East);
Series 2010 A, Health System RB	4.00%	11/15/15	1,445	1,531,397
Series 2010 A, Health System RB	5.00%	11/15/18	2,645	2,957,163
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
University of Pittsburgh — Of the Commonwealth System of Higher Education (University Capital);
Series 2002 B, Ref. RB (a)(b)	5.50%	09/15/13	$1,000	$1,081,580
Series 2005 A, RB (a)(b)	5.50%	09/15/13	1,000	1,081,580
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (INS-AGM) (c)	5.50%	04/01/24	500	565,170
York (City of) Sewer Authority;
Series 2010, Gtd. Sewer RB (INS-AGC) (c)	5.00%	12/01/22	750	832,762
Series 2010, Gtd. Sewer RB (INS-AGC) (c)	5.00%	12/01/23	1,620	1,793,227

				76,721,427

Puerto Rico—0.38%
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 K, Ref. Gtd. Government Facilities RB (INS-AGM) (c)	5.25%	07/01/27	1,200	1,245,144
Puerto Rico Sales Tax Financing Corp.;
First Series 2009 A, RB	5.00%	08/01/19	3,000	3,437,430
First Series 2010 A, RB	3.38%	08/01/16	500	523,365

				5,205,939

Rhode Island—0.89%
North Providence (Town of); Series 2010, Deficit Unlimited Tax GO Bonds (INS-AGM) (c)	3.00%	07/15/12	1,835	1,831,293
Rhode Island (State of) Student Loan Authority; Sr. Series 2009 A, Student Loan Program RB	4.75%	12/01/15	1,150	1,250,177
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2006 A, Ref. Hospital Financing RB (INS-AGM) (c)	5.00%	05/15/15	1,000	1,098,560
Series 2009 A, Hospital Financing RB (INS-AGC) (c)	6.13%	05/15/27	500	557,515
Rhode Island Health & Educational Building Corp. (Public Schools Financing Program — City of Woonsocket);
Series 2009 E, RB (INS-AGC) (c)	5.00%	05/15/19	2,145	2,383,567
Series 2009 E, RB (INS-AGC) (c)	5.00%	05/15/20	1,000	1,093,030
Series 2009 E, RB (INS-AGC) (c)	5.00%	05/15/22	2,535	2,731,944
Rhode Island Health & Educational Building Corp. (University of Rhode Island — Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS-AGC) (c)	5.25%	09/15/29	1,265	1,360,672

				12,306,758

South Carolina—1.72%
Oconee (County of) (Duke Energy Carolinas LLC); Series 1993, Ref. Pollution Control Facilities RB	3.60%	02/01/17	1,000	1,072,790
Piedmont Municipal Power Agency;
Series 2009 A-3, Ref. Electric RB	5.00%	01/01/16	2,225	2,515,963
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/20	2,000	2,296,860
Rock Hill (City of);
Series 2009 C, Ref. Combined Utility System RB (INS-AGC) (c)	4.00%	01/01/13	2,210	2,291,593
Series 2009 C, Ref. Combined Utility System RB (INS-AGC) (c)	4.00%	01/01/15	2,405	2,609,545
South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/18	870	958,305
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2010, Ref. Hospital RB	5.00%	02/01/13	790	825,645
Series 2010, Ref. Hospital RB	5.00%	02/01/15	1,000	1,097,030
Series 2010, Ref. Hospital RB	5.00%	02/01/16	1,140	1,271,283
Series 2010, Ref. Hospital RB	5.00%	02/01/18	1,000	1,127,500
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health);
Series 2005 A, Ref. Hospital RB (INS-AGM) (c)	4.00%	08/01/17	1,500	1,580,655
Series 2009, Ref. & Improvement Hospital RB	5.00%	08/01/15	500	540,135
South Carolina (State of) Transportation Infrastructure Bank; Series 2004 A, RB (INS-AMBAC) (c)	5.25%	10/01/22	1,390	1,514,516
Spartanburg (County of) Sanitary Sewer District; Series 2009 B, Ref. Conv. Sewer System RB (INS-AGC) (c)	4.00%	03/01/16	1,110	1,225,584
Spartanburg Regional Health Services District, Inc.;
Series 2008 A, Ref. Hospital RB (INS-AGC) (c)	4.50%	04/15/27	1,735	1,741,125
Series 2008 D, Ref. Hospital RB (INS-AGC) (c)	5.25%	04/15/20	1,000	1,118,930

				23,787,459

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Dakota—0.71%
Rapid City (City of);
Series 2009, Water RB	5.00%	11/01/21	$1,170	$1,368,046
Series 2009, Water RB	5.00%	11/01/24	1,620	1,831,847
Series 2009, Water RB	5.00%	11/01/25	1,650	1,843,429
South Dakota (State of) Health & Educational Facilities Authority (Regional Health);
Series 2010, RB	5.00%	09/01/21	1,000	1,099,140
Series 2011, RB	2.00%	09/01/12	500	503,085
Series 2011, RB	4.00%	09/01/13	500	523,230
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health);
Series 2009, RB	5.00%	11/01/16	500	561,085
Series 2009, RB	5.00%	11/01/17	430	486,223
Series 2009, RB	5.00%	11/01/24	1,000	1,066,780
Series 2009, RB	5.25%	11/01/29	500	522,870

				9,805,735

Tennessee—0.81%
Chattanooga (City of) & Hamilton (County of) Hospital Authority (Erlanger Health System); Series 2004, Ref. RB (INS-AGM) (c)	4.50%	10/01/16	2,500	2,763,575
Jackson (City of) (Jackson-Madison County General Hospital); Series 2008, Ref. & Improvement Hospital RB	5.25%	04/01/23	1,000	1,068,720
Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/22	2,165	2,435,928
Sevierville (City of) Public Building Authority; Series 2009, Local Government Public Improvement RB	4.00%	06/01/14	2,500	2,686,650
Shelby (County of) Health, Educational & Housing Facilities Board (Baptist Memorial Health Care);
Series 2004 A, RB	5.00%	09/01/18	500	574,930
Series 2004 A, RB	5.00%	09/01/19	500	574,095
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (c)	5.00%	09/01/17	1,000	1,143,810

				11,247,708

Texas—9.17%
Beaumont Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	02/15/24	1,500	1,668,600
Bexar (County of) Metropolitan Water District;
Series 2009, Ref. Waterworks System RB	5.00%	05/01/16	1,295	1,447,409
Series 2009, Ref. Waterworks System RB	5.00%	05/01/19	2,500	2,846,725
Series 2009, Ref. Waterworks System RB	5.00%	05/01/20	2,500	2,787,875
Series 2009, Ref. Waterworks System RB	5.00%	05/01/21	2,500	2,755,475
Series 2009, Ref. Waterworks System RB	5.00%	05/01/22	2,500	2,724,175
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds	5.00%	08/15/22	1,100	1,318,713
Dallas & Fort Worth (Cities of) (Dallas/Fort Worth International Airport); Series 2009 A, Ref. Joint RB	4.00%	11/01/14	1,500	1,614,210
Dallas (County of) Utility & Reclamation District;
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (c)	5.00%	02/15/19	1,200	1,304,136
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (c)	5.15%	02/15/21	3,000	3,222,270
Galveston (City of); Series 2011, Wharves & Terminal RB	5.00%	02/01/21	1,000	1,057,650
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System);
Series 2009, Ref. RB	5.00%	02/15/14	2,000	2,161,140
Series 2009, Ref. RB	5.00%	02/15/17	1,700	1,919,487
Series 2009, Ref. RB	5.00%	02/15/18	2,000	2,261,120
Series 2009, Ref. RB	5.00%	02/15/19	1,000	1,131,570
Series 2009, Ref. RB	5.63%	02/15/25	2,500	2,789,350
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital);
Series 2009, Hospital RB	3.50%	10/01/13	750	788,805
Series 2009, Hospital RB	5.00%	10/01/24	1,750	1,886,780
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center Central Heating & Cooling Services Corp.); Series 2009 A, Thermal Utility RB	5.00%	11/15/19	485	582,034
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS-AGC) (c)	5.00%	05/15/23	$1,500	$1,634,535
Harris County Cultural Education Facilities Finance Corp. (The Methodist Hospital System); Series 2009 B-1, Ref. RB (a)(b)	5.00%	06/01/12	1,630	1,667,686
Harris County Industrial Development Corp. (Deer Park Refining L.P.); Series 2006, Solid Waste Disposal RB	5.00%	06/01/12	4,000	4,291,440
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2008, Solid Waste Disposal RB	4.70%	05/01/18	7,320	7,978,580
Harrison County Health Facilities Development Corp. (Good Shepherd Health System); Series 2010, Hospital RB	3.00%	07/01/12	750	748,972
Houston (City of) (Convention & Entertainment Facilities Department);
Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/13	1,000	1,069,330
Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/14	745	816,989
Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/15	1,000	1,111,440
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/15	325	364,458
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/16	250	286,248
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/17	340	394,822
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/18	500	585,055
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/19	250	287,748
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB	5.75%	08/15/24	365	389,513
Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs. (INS-AGC) (c)	5.00%	10/01/27	1,230	1,319,974
Live Oak (City of); Series 2004, Unlimited Tax GO Bonds (INS-NATL) (c)	5.00%	08/01/16	390	422,865
Love Field Airport Modernization Corp. (Southwest Airlines Co. — Love Field Modernization Program); Series 2010, Special Facilities RB	5.25%	11/01/40	500	484,090
Lower Colorado River Authority;
Series 1999 A, Ref. RB (INS-AGM) (c)	5.88%	05/15/14	415	416,809
Series 2009, Ref. RB (a)(g)	5.25%	05/15/19	10	12,390
Series 2009, Ref. RB	5.25%	05/15/29	490	528,333
Lubbock Health Facilities Development Corp. (St. Joseph Health System); Series 2008 A, Ref. RB (a)(b)	3.05%	10/16/12	955	970,481
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2009, Ref. & Improvement RB	5.00%	02/15/13	1,675	1,703,994
Series 2009, Ref. & Improvement RB	5.00%	02/15/14	1,270	1,300,023
Series 2009, Ref. & Improvement RB	5.50%	02/15/15	1,875	1,950,187
Series 2009, Ref. & Improvement RB	5.50%	02/15/16	1,505	1,564,342
Series 2009, Ref. & Improvement RB	5.50%	02/15/17	2,100	2,161,026
Mansfield (City of); Series 2008, Limited Tax GO Ctfs.	6.13%	02/15/26	500	566,110
Mansfield Independent School District; Series 1996, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program) (e)	1.00%	08/15/21	2,300	2,300,000
Matagorda (County of) Navigation District No. 1 (AEP Texas Central Co.); Series 2008, Adjustable Ref. PCR (a)(b)	1.13%	06/01/12	1,000	1,001,160
Midtown Redevelopment Authority; Series 2011, Ref. Tax Increment Contract RB	3.00%	01/01/13	500	507,965
Mission Economic Development Corp. (Allied Waste North America, Inc.); Series 2008 A, Solid Waste Disposal RB (a)(b)	1.05%	01/03/12	1,100	1,099,978
North Fort Bend Water Authority; Series 2009, Water System RB (INS-AGC) (c)	5.00%	12/15/24	2,000	2,217,240
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	2,000	2,279,900
Series 2008 E-3, Ref. First Tier System RB (a)(b)	5.75%	01/01/16	2,410	2,757,257
Series 2008 H-2, Ref. First Tier System RB (a)(b)	5.00%	01/01/13	3,380	3,530,748
Series 2008 L-2, Ref. First Tier System RB (a)(b)	6.00%	01/01/13	1,045	1,102,642
Series 2009 A, First Tier System RB	5.00%	01/01/13	2,445	2,546,150
Series 2011 B, Ref. First Tier System RB	5.00%	01/01/19	500	570,420
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS-AGC) (c)	5.25%	02/15/26	1,000	1,102,220

Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (c)	5.00%	02/15/24	500	554,040

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
San Antonio (City of);
Series 1994 A, Ref. Electric & Gas Systems RB (g)	5.00%	02/01/12	$35	$35,286
Series 1994 A, Ref. Electric & Gas Systems RB	5.00%	02/01/12	2,340	2,359,048
Series 2004, Jr. Lien Electric & Gas Systems RB (a)(b)	1.15%	12/03/12	5,000	5,020,100
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (c)	4.50%	10/01/27	1,000	1,027,540
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, Hospital RB (INS-AGC) (c)	3.75%	09/01/14	1,000	1,052,810
Series 2009 A, Hospital RB (INS-AGC) (c)	5.00%	09/01/13	500	530,645
Series 2009 A, Hospital RB (INS-AGC) (c)	5.00%	09/01/22	595	641,487
Series 2009 A, Hospital RB (INS-AGC) (c)	5.00%	09/01/24	1,280	1,365,581
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/19	4,405	4,846,998
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center);
Series 2010 A, Hospital RB	5.00%	12/01/13	1,000	1,080,410
Series 2010 A, Hospital RB	5.00%	12/01/15	525	596,458
Series 2010 A, Hospital RB	5.00%	12/01/17	1,250	1,431,362
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/26	1,500	1,588,350
Trinity River Authority (Tarrant County Water); Series 2005, Ref. & Improvement RB (INS-NATL) (c)	5.00%	02/01/24	4,240	4,649,118
Tyler (City of) Health Facilites Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB	5.00%	07/01/21	1,285	1,344,727
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/13	1,160	1,211,585
Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/22	900	925,551
Series 2009, Tax Increment Allocation Contract RB	5.10%	09/01/23	1,455	1,493,296
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	450	463,612
West Harris County Regional Water Authority;
Series 2005, Water System RB (INS-AGM) (c)	5.00%	12/15/17	1,000	1,103,020
Series 2009, Water System RB	5.00%	12/15/16	1,000	1,152,620

				126,784,288

Utah—0.35%
Intermountain Power Agency; Series 2009 B, Ref. Sub. Power Supply RB	4.00%	07/01/18	1,945	2,057,246
Riverton (City of) (IHC Health Services, Inc.);
Series 2009, Hospital RB	5.00%	08/15/15	645	730,366
Series 2009, Hospital RB	5.00%	08/15/18	1,310	1,511,412
Salt Lake Valley Fire Service Area Local Building Authority; Series 2008, Lease RB	5.00%	04/01/22	500	560,205

				4,859,229

Vermont—0.08%
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS-AGM) (c)	5.00%	12/01/22	1,000	1,077,040

Virgin Islands—0.93%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Notes — Diageo United States Virgin Islands, Inc.); Series 2009 A, Sub. Special Limited Obligation RB	6.75%	10/01/19	1,500	1,675,860

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Notes);
Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/18	1,875	1,953,150
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/15	1,000	1,080,400
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/16	1,000	1,091,960
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/17	1,000	1,097,490
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/18	1,000	1,094,590
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/25	500	508,885
Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/15	500	540,200
Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/16	345	376,726
Series 2010 B, Sub. Lien Working Capital RB	5.00%	10/01/25	750	752,873
Series 2010 B, Sub. Lien Working Capital RB	5.25%	10/01/29	570	572,559
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virgin Islands—(continued)
Virgin Islands (Government of) Water & Power Authority;
Series 2010 A, Ref. Electric System RB	4.00%	07/01/14	$1,000	$1,036,180
Series 2010 B, Electric System RB (INS-AGM) (c)	5.00%	07/01/22	1,000	1,084,130

				12,865,003

Virginia—0.64%
Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/23	500	551,885
Smyth (County of) Industrial Development Authority (Mountain States Health Alliance);
Series 2010 B, Ref. Hospital RB	5.00%	07/01/15	1,095	1,166,799
Series 2010 B, Ref. Hospital RB	5.00%	07/01/16	2,090	2,243,239
Series 2010 B, Ref. Hospital RB	5.00%	07/01/18	1,255	1,347,280
Virginia (State of) Resources Authority (Clean Water State Revolving Fund); Series 2008, Sub. RB	5.00%	10/01/29	1,315	1,446,947
York (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR (a)(b)	4.05%	05/01/14	2,000	2,119,340

				8,875,490

Washington—1.61%
Clark (County of) Public Utility District No. 1;
Series 2009, Ref. Electric System RB	5.00%	01/01/26	500	531,365
Series 2009, Ref. Electric System RB	5.00%	01/01/28	300	314,661
Cowlitz (County of) (Cowlitz Sewer Operating Board — Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS-NATL) (c)	5.50%	11/01/19	2,500	2,898,625
King (County of) Housing Authority (Young Women’s Christian Association Family Village at Issaquah — Phase II); Series 2009, RB	2.40%	01/01/13	1,450	1,451,392
Snohomish (County of);
Series 2001, Limited Tax GO Bonds (g)	5.25%	12/01/11	300	300,042
Series 2001, Limited Tax GO Bonds (g)	5.25%	12/01/11	2,385	2,385,334
Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB (CEP-FHA)	5.25%	08/01/23	985	1,049,271
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2008 A, RB (INS-AGC) (c)	5.75%	08/15/29	450	487,940
Washington (State of) Higher Education Facilities Authority (Gonzaga University);
Series 2009, Ref. RB	5.38%	04/01/20	1,050	1,190,742
Series 2010 A, Ref. RB	4.50%	04/01/16	3,095	3,379,059
Series 2010 A, Ref. RB	4.50%	04/01/17	2,725	2,991,723
Series 2010 A, Ref. RB	5.00%	04/01/15	2,955	3,232,622
Series 2010 A, Ref. RB	5.00%	04/01/19	1,810	2,037,571

				22,250,347

West Virginia—0.60%
Mason (County of) Appalachian Power Company); Series 2003 L, PCR (a)	2.00%	10/01/14	3,500	3,498,530
West Virginia (State of) Hospital Finance Authority (Charleston Area Medical Center, Inc.); Series 2009 A, Ref. & Improvement RB	5.00%	09/01/13	1,000	1,049,410
West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB (INS-AGM) (c)	5.38%	06/01/28	1,200	1,275,432
West Virginia (State of) University Board of Governors (West Virginia University); Series 2011 C, Improvement RB (a)(b)	0.79%	10/01/14	2,500	2,500,000

				8,323,372

Wisconsin—1.04%
Manitowoc (City of); Series 2009, Ref. Electric Power System RB (INS-AGC) (c)	4.25%	10/01/15	1,510	1,657,995
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB (a)(b)	4.75%	08/15/14	1,000	1,068,570
Series 2009 B, RB (a)(b)	5.13%	08/15/16	2,130	2,350,604
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin—(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group);
Series 2009 C, RB	4.00%	04/01/15	$2,060	$2,213,697
Series 2009 C, RB	5.00%	04/01/19	750	853,275
Series 2009 C, RB	5.00%	04/01/20	750	839,078
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University);
Series 2008 B-1, Ref. RB	3.50%	10/01/16	1,005	1,082,174
Series 2008 B-1, Ref. RB	3.75%	10/01/18	880	958,698
Series 2008 B-3, RB	3.75%	10/01/18	1,125	1,225,609
Series 2008 B-3, RB	4.00%	10/01/19	1,145	1,259,053
Wisconsin (State of) Health & Educational Facilities Authority (ThedaCare, Inc.); Series 2005, RB (INS-AMBAC) (c)	5.00%	12/15/16	855	924,631

				14,433,384

Wyoming—0.63%
Campbell (County of) Hospital District (Campbell County Memorial Hospital);
Series 2009, RB	3.00%	12/01/12	1,000	1,020,820
Series 2009, RB	4.00%	12/01/15	1,285	1,368,898
Series 2009, RB	5.00%	12/01/17	1,170	1,298,829
Series 2009, RB	5.00%	12/01/18	545	599,538
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (e)(f)	0.11%	01/01/18	2,080	2,080,000
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,304,160
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply System RB	5.38%	01/01/25	1,000	1,103,970

				8,776,215

TOTAL INVESTMENTS(j)—99.24% (Cost $1,299,378,418)				1,372,569,130

OTHER ASSETS LESS LIABILITIES—0.76%				10,533,259

NET ASSETS—100.00%				$1,383,102,389

Investment Abbreviations:

AGC	— Assured Guaranty Corp.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp.

BHAC	— Berkshire Hathaway Assurance Corp.

CAB	— Capital Appreciation Bonds

CEP	— Credit Enhancement Provider

Conv.	— Convertible

COP	— Certificates of Participation

Ctfs.	— Certificates

FHA	— Federal Housing Administration

GO	— General Obligation

Gtd.	— Guaranteed

INS	— Insurer

Jr.	— Junior

LOC	— Letter of Credit

MFH	— Multi-Family Housing

NATL	— National Public Finance Guarantee Corp.

PCR	— Pollution Control Revenue Bonds

RAB	— Revenue Anticipation Bonds

RAC	— Revenue Anticipation Certificates

RB	— Revenue Bonds

Ref.	— Refunding

RN	— Revenue Notes

Sec.	— Secured

SGI	— Syncora Guarantee, Inc.

Sr.	— Senior

Sub.	— Subordinated

VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(e)	Zero coupon bond issued at a discount.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Security subject to crossover refunding.
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2011 represented less than 1% of the Fund’s Net Assets.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Corp.	14.2%

Assured Guaranty Municipal Corp.	13.2

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Tax-Free Intermediate Fund

D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$1,372,569,130	$—	$1,372,569,130

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2011 was $143,437,311 and $119,412,312 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$73,970,469

Aggregate unrealized (depreciation) of investment securities	(779,757)

Net unrealized appreciation of investment securities	$73,190,712

Cost of investments the same for tax and financial statement purposes.
Invesco Tax-Free Intermediate Fund

Invesco Van Kampen High Yield Municipal Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	VK-HYM-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—107.93%
Alabama—0.74%
Colbert (County of) Northwest Alabama Health Care Authority; Series 2003, Health Care Facilities RB	5.75%	06/01/27	$5,500	$5,452,700
Huntsville (City of) — Redstone Village Special Care Facilities Financing Authority;
Series 2002 A, RB (a)(b)	8.13%	12/01/12	4,000	4,350,320
Series 2002 A, RB (a)(b)	8.25%	12/01/12	7,750	8,437,968
Series 2007, RB	5.50%	01/01/28	1,000	882,880
Series 2007, Retirement Facilities RB	5.50%	01/01/43	13,170	9,888,036
Series 2008 A, RB	6.88%	01/01/43	4,470	4,130,861
Series 2011 A, RB	7.50%	01/01/47	2,600	2,599,740
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB (c)	6.95%	01/01/20	3	—

				35,742,505

Alaska—0.40%
Alaska (State of) Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS-AMBAC) (d)(e)	5.25%	12/01/26	3,690	3,491,995
Alaska (State of) Industrial Development & Export Authority (Upper Lynn Canal Regional Power Supply System); Series 1997, Power RB (d)	5.80%	01/01/18	830	822,837
Series 1997, Power RB (d)	5.88%	01/01/32	2,945	2,685,015
Juneau (City & Borough of) (St. Ann’s Care Center); Series 1999, Nonrecourse RB	6.88%	12/01/25	12,020	11,834,652
Northern Tobacco Securitization Corp.; Series 2006 C, Second Sub. Asset-Backed CAB RB (f)	0.00%	06/01/46	20,860	534,850

				19,369,349

Arizona—4.63%
Casa Grande (City of) Industrial Development Authority (Casa Grande Regional Medical Center);
Series 2001 A, Hospital RB	7.25%	12/01/19	6,850	6,792,802
Series 2001 A, Hospital RB	7.63%	12/01/29	11,750	11,377,877
Series 2002 A, Hospital RB	7.13%	12/01/24	3,000	2,925,750
Cochise (County of) Industrial Development Authority (Sierra Vista Community Hospital); Series 1996 A, RB	6.75%	12/01/26	4,920	4,923,887
Cochise (County of) Industrial Development Authority (Sierra Vista Regional Health Center); Series 2001, Hospital RB	7.75%	12/01/30	2,475	2,527,693
Flagstaff (City of) Industrial Development Authority (Senior Living Community Northern Arizona);
Series 2003, RB (a)(b)	7.50%	03/01/13	6,515	7,214,581
Series 2007, Ref. IDR	5.70%	07/01/42	13,830	11,264,397
Maricopa Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR (b)(g)	6.00%	05/01/14	9,775	10,694,339
Maricopa Pollution Control Corp. (El Paso Electric Co.); Series 2009 A, PCR	7.25%	02/01/40	2,000	2,280,420
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 1999 A, Ref. RB	6.38%	08/15/29	9,700	9,169,410
Series 1999 A, Ref. RB	6.50%	08/15/31	3,500	3,324,685
Phoenix Civic Improvement Corp.;
Series 2008 A, Sr. Lien Airport RB (h)	5.00%	07/01/22	3,500	3,898,825
Series 2008 A, Sr. Lien Airport RB (h)	5.00%	07/01/24	5,000	5,456,050
Series 2008 A, Sr. Lien Airport RB (h)	5.00%	07/01/26	5,000	5,360,100
Series 2009 A, Jr. Lien Water System RB (h)	5.00%	07/01/27	8,935	9,924,641
Series 2009 A, Jr. Lien Water System RB (h)	5.00%	07/01/28	6,785	7,483,855
Series 2009 A, Jr. Lien Water System RB (h)	5.00%	07/01/29	5,500	6,016,560
Pima (County of) Industrial Development Authority (Acclaim Charter School); Series 2006, Education Facilities RB	5.80%	12/01/36	4,385	3,422,624
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona—(continued)
Pima (County of) Industrial Development Authority (Choice Education & Development Corp.);
Series 2006, Education Facility RB	6.25%	06/01/26	$2,525	$2,232,554
Series 2006, Education Facility RB	6.38%	06/01/36	3,840	3,211,546
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB	7.00%	01/01/38	12,000	11,135,880
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2003, Education Facility RB	7.50%	08/01/33	4,345	4,280,390
Pima (County of) Industrial Development Authority (Excalibur Charter School); Series 2003, Education RB	7.75%	08/01/33	2,905	2,411,179
Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB (d)	6.55%	12/01/37	1,000	995,050
Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2006, Water & Wastewater RB (d)(i)	5.60%	12/01/22	2,000	1,920,700
Series 2006, Water & Wastewater RB (d)(i)	5.75%	12/01/32	7,120	6,520,425
Series 2008, Water & Wastewater RB (d)	7.50%	12/01/38	12,235	12,903,398
Pima (County of) Industrial Development Authority (Milestones Charter School District);
Series 2003, Education Facility RB	7.50%	11/01/33	3,030	2,361,340
Series 2005, Education Facility RB	6.75%	11/01/33	2,865	2,043,232
Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Education Facility RB	6.50%	04/01/26	1,590	1,484,567
Series 2006, Education Facility RB	6.75%	04/01/36	2,805	2,534,822
Pima (County of) Industrial Development Authority (Premier & Air Co.); Series 2005, Education Facility RB (c)	7.00%	09/01/35	5,092	2,545,287
Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education Facility RB	7.00%	09/01/37	3,358	3,102,826
Pima (County of) Industrial Development Authority (Skyline Technical High School); Series 2004, Educational Facility RB	7.50%	02/01/34	4,300	3,446,579
Quechan Indian Tribe of Fort Yuma (California and Arizona Governmental); Series 2008, RB	7.00%	12/01/27	5,310	4,936,388
Red Hawk Canyon Community Facilities District No. 2; Series 1998 A, Assessment RB	6.50%	12/01/17	1,575	1,547,800
Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB (i)	7.13%	07/01/27	2,609	2,600,755
Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/29	496	456,548
Sundance Community Facilities District; Series 2004, Unlimited Tax GO Bonds (a)(b)(i)	6.25%	07/15/14	1,000	1,139,590
Tucson (City of) Industrial Development Authority (Catalina Assisted Living Apartments); Series 2000 A, MFH RB (d)	6.50%	07/01/31	4,660	2,515,002
University Medical Center Corp.;
Series 2005, Hospital RB	5.00%	07/01/35	11,480	10,576,754
Series 2009, Hospital RB	6.25%	07/01/29	1,150	1,213,411
Series 2009, Hospital RB	6.50%	07/01/39	1,600	1,674,336
Verrado Community Facilities District No. 1;
Series 2003, Unlimited Tax GO Bonds	6.50%	07/15/27	7,600	7,311,276
Series 2006, Unlimited Tax GO Bonds	5.35%	07/15/31	5,915	4,795,172
Vistancia Community Facilities District; Series 2002, Unlimited Tax GO Bonds	6.75%	07/15/22	4,000	4,067,200
Yavapai (County of) Industrial Development Authority (Yavapai Regional Medical Center); Series 2003 A, Hospital Facilities RB	6.00%	08/01/33	4,000	4,013,120

				224,035,623

California—9.46%
Agua Mansa Industrial Growth Association (Community Facilities District No. 2002-1); Series 2003, Special Tax Bonds (LOC-American Express Co.) (j)	6.50%	09/01/33	6,975	7,036,868
Alameda (County of) Corridor Transportation Authority;
Series 1999 A, CAB RB (INS-NATL) (e)(f)	0.00%	10/01/35	6,875	1,438,319
Series 2004 A, Sub. Lien Conv. CAB RB (INS-AMBAC) (e)(f)	0.00%	10/01/24	3,190	2,905,611
Alhambra (City of) (Atherton Baptist Homes);
Series 2010 A, RB	7.63%	01/01/40	4,340	4,535,387
Series 2010 B, RB	6.63%	01/01/17	1,315	1,315,736
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (e)(h)	5.00%	09/15/32	14,990	15,471,479
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB (h)	5.13%	04/01/39	$22,295	$23,339,075
Beaumont (City of) Financing Authority;
Series 2003 A, Local Agency RB (a)(b)	7.00%	09/01/13	4,935	5,587,259
Series 2004 D, Special Tax Local Agency RB	5.80%	09/01/35	2,875	2,739,559
Blythe (City of) Redevelopment Agency (Redevelopment Project No. 1); Series 2004, Tax Allocation Bonds	5.75%	05/01/34	4,000	3,466,520
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	1,000	880,320
California (State of) Municipal Finance Authority (High Tech High-Chula Vista);
Series 2008 B, Educational Facility RB (i)	6.13%	07/01/38	2,860	2,488,829
Series 2008 B, Educational Facility RB (i)	6.13%	07/01/43	2,000	1,717,860
Series 2008 B, Educational Facility RB (i)	6.13%	07/01/48	3,840	3,257,971
California (State of) Municipal Finance Authority (High Tech High-Media Arts);
Series 2008 A, Educational Facility RB (i)	6.00%	07/01/38	1,170	1,000,994
Series 2008 A, Educational Facility RB (i)	6.13%	07/01/48	2,415	2,048,958
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric); Series 1996 F, VRD RB (LOC-JPMorgan Chase) (j)(k)	0.07%	11/01/26	500	500,000
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,011,460
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.50%	11/01/38	6,500	5,776,030
Series 2011, RB	7.25%	11/01/31	1,500	1,619,325
Series 2011, RB	7.50%	11/01/41	5,500	5,947,205
California (State of) Statewide Communities Development Authority (CHF-Irvine-LLC-UCI East Campus); Series 2008, Student Housing RB	6.00%	05/15/40	5,000	5,042,350
California (State of) Statewide Communities Development Authority (Elder Care Alliance); Series 2002 A, RB (a)(b)	8.00%	11/15/12	3,983	4,349,954
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB (i)	5.13%	04/01/37	5,000	4,205,350
California (State of) Statewide Communities Development Authority (Hospice of Napa Valley); Series 2004 A, RB	7.00%	01/01/34	3,220	2,493,439
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2007, RB	5.40%	06/01/17	3,100	3,117,546
Series 2007, RB	5.63%	06/01/33	4,940	4,416,854
California (State of) Statewide Communities Development Authority (Notre Dame de Namur University);
Series 2003, RB	6.50%	10/01/23	1,965	1,922,025
Series 2003, RB	6.63%	10/01/33	2,500	2,335,350
California (State of) Statewide Communities Development Authority (San Francisco Art Institute); Series 2002, RB (Acquired 07/05/02; Cost $5,250,000) (i)	7.38%	04/01/32	5,250	4,775,977
California (State of) Statewide Communities Development Authority (Senior Living Southern California);
Series 2009, RB	7.00%	11/15/29	1,745	1,886,729
Series 2009, RB	7.25%	11/15/41	3,500	3,754,065
California (State of) Statewide Communities Development Authority (Thomas Jefferson School of Law);
Series 2008 A, RB (i)	7.25%	10/01/32	2,000	2,040,100
Series 2008 A, RB (i)	7.25%	10/01/38	15,000	15,219,300
California (State of) Statewide Communities Development Authority Community Facilities District 2007-1 (Orinda);
Series 2007, Special Tax RB	6.00%	09/01/29	2,735	2,600,137
Series 2007, Special Tax RB	6.00%	09/01/37	6,185	5,621,361
California (State of) Statewide Communities Development Authority; Series 2008 A, Special Assessment RB	6.63%	09/02/38	7,610	7,109,719
Carlsbad (City of) Community Facilities District 3 (Improvement Area 2);
Series 2008, Special Tax RB	6.10%	09/01/28	2,615	2,537,387
Series 2008, Special Tax RB	6.20%	09/01/38	5,960	5,590,778
Contra Costa (County of); Series 1999 C, MFH RB (d)(i)	6.75%	12/01/30	2,725	2,460,021
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Desert Community College District (Election 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (e)(f)	0.00%	08/01/46	$25,000	$3,005,250
Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, Special Tax Bonds	6.50%	09/01/23	1,435	1,444,141
Series 2008, Special Tax Bonds	6.75%	09/01/28	2,950	2,929,143
Series 2008, Special Tax Bonds	6.88%	09/01/38	5,140	5,092,712
Fontana (City of) Community Facilities District No. 11; Series 1999 B, Special Tax Bonds	6.50%	09/01/28	1,730	1,732,266
Fontana (City of) Community Facilities District No. 22 (Sierra Hills South); Series 2004, Special Tax Bonds	6.00%	09/01/34	5,000	4,896,250
Foothill/Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road CAB RB (INS-NATL) (e)(f)	0.00%	01/15/18	2,300	1,614,876
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Asset-Backed RB (INS-BHAC) (e)(h)	5.00%	06/01/45	40,380	38,826,581
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	18,300	14,582,355
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	20,135	12,807,471
Hawthorne (City of) Community Facilities District No. 2006-1;
Series 2006, Special Tax RB	5.00%	09/01/30	3,000	2,255,970
Series 2006, Special Tax RB	5.00%	09/01/36	2,000	1,409,900
Hesperia Public Financing Authority (Redevelopment & Housing); Series 2007 A, Tax Allocation RB (INS-SGI) (e)	5.00%	09/01/31	1,495	1,070,644
Imperial Beach Public Finance Authority (Palm Avenue/Commercial Redevelopment); Series 2003 A, Tax Allocation RB	6.00%	06/01/33	3,000	2,811,090
Indio (City of) Redevelopment Agency (Merged Project Area);
Series 2004 B, Sub. Tax Allocation Bonds (a)(b)	6.38%	08/15/14	3,500	4,018,945
Series 2004 B, Sub. Tax Allocation Bonds (a)(b)	6.50%	08/15/14	1,380	1,554,128
La Verne (City of) (Brethren Hillcrest Home); Series 2003 B, RB COP	6.63%	02/15/25	4,500	4,504,545
Lee Lake Water District Community Facilities District No. 1 (Sycamore Creek); Series 2003, Special Tax Bonds	6.00%	09/01/33	1,000	1,003,880
Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax Bonds	6.40%	09/01/22	655	657,096
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008, Enterprise RB (i)	6.50%	03/01/28	5,515	5,170,423
Murrieta (City of) Community Facilities District No. 2 (The Oaks Improvement Area);
Series 2004 B, Special Tax Bonds	6.00%	09/01/27	1,000	1,000,390
Series 2004 B, Special Tax Bonds	6.00%	09/01/34	2,000	1,920,760
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	3,750	4,168,612
NorthStar (City of) Community Services District; Series 2005, Special Tax Bonds	5.45%	09/01/28	1,000	786,600
Oakley (City of) Public Finance Authority; Series 2004, RB	6.00%	09/02/28	935	945,678
Orange (City of) Community Facilities District No. 06-1 (Del Rio Public Improvements); Series 2010, Special Tax RB	6.00%	10/01/40	3,000	3,032,490
Palomar Community College District; Series 2010, Conv. Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/45	10,000	3,104,400
Perris (City of) Community Facilities District No. 01-2; Series 2002 A, Special Tax Bonds	6.38%	09/01/32	5,000	5,045,100
Perris (City of) Public Financing Authority;
Series 1995 D, Special Tax Local Agency RB	7.88%	09/01/25	1,595	1,597,791
Series 2006, Tax Allocation RB	5.35%	10/01/36	1,350	1,127,669
Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/19	4,315	4,319,790
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Antolia);
Series 2003, Special Tax Bonds	6.00%	09/01/28	1,045	1,040,517
Series 2005, Special Tax Bonds	5.50%	09/01/37	2,000	1,769,480
Riverside (County of) Redevelopment Agency (Mid County Redevelopment); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	1,780	1,675,959
Roseville (City of) Fountains Community Facilities District No. 1; Series 2008, Special Tax Bonds	6.13%	09/01/38	1,000	1,002,350
Sacramento (County of) Community Facilities District No. 05-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax Bonds	6.00%	09/01/37	11,110	9,241,965
San Bernardino Unified School District;
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (e)(f)	0.00%	08/01/36	7,650	1,584,544
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (e)(f)	0.00%	08/01/37	13,130	2,551,422
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (e)(f)	0.00%	08/01/38	13,515	2,463,920
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (e)(f)	0.00%	08/01/39	$13,895	$2,376,601
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (e)(f)	0.00%	08/01/40	14,280	2,285,086
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (e)(f)	0.00%	08/01/41	14,080	2,107,494
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	7.50%	12/01/41	8,730	9,168,246
Series 2011, RB	8.00%	12/01/31	8,875	9,713,066
San Francisco (City & County of) Redevelopment Agency (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation Bonds	6.25%	08/01/28	1,000	1,011,410
Series 2009 D, Tax Allocation Bonds	6.50%	08/01/30	1,000	1,021,650
Series 2009 D, Tax Allocation Bonds	6.63%	08/01/39	1,000	1,024,540
San Gorgonio (City of) Memorial Health Care District (Election 2006); Series 2006 C, Unlimited Tax GO Bonds	7.20%	08/01/39	13,000	14,105,390
San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB (d)	6.40%	12/01/41	14,123	11,376,924
San Jose (City of) Community Facilities District (No. 9 Bailey/Hwy 101);
Series 2003, Special Tax Bonds	6.60%	09/01/27	2,000	2,008,580
Series 2003, Special Tax Bonds	6.65%	09/01/32	2,630	2,577,531
Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation Bonds	7.00%	09/01/36	3,500	3,946,145
Southern California Logistics Airport Authority;
Series 2007, Tax Allocation Bonds	6.15%	12/01/43	4,400	2,264,416
Series 2008 A, Tax Allocation Bonds	6.00%	12/01/33	1,475	774,478
Series 2008 A, Tax Allocation CAB Bonds (f)	0.00%	12/01/45	18,085	961,037
Series 2008 A, Tax Allocation CAB Bonds (f)	0.00%	12/01/46	18,085	879,474
Series 2008 A, Tax Allocation CAB Bonds (f)	0.00%	12/01/47	18,085	804,783
Series 2008 A, Tax Allocation CAB Bonds (f)	0.00%	12/01/48	18,085	736,060
Series 2008 A, Tax Allocation CAB Bonds (f)	0.00%	12/01/49	18,085	673,305
Series 2008 A, Tax Allocation CAB Bonds (f)	0.00%	12/01/50	18,085	617,241
Southern California Public Power Authority (Southern Transmission); Series 2000 A, VRD Ref. Sub. RB (INS-AGM) (e)(k)	0.09%	07/01/23	2,500	2,500,000
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006, Tobacco Settlement First Sub. CAB RB (f)	0.00%	06/01/46	35,000	827,050
Series 2006, Tobacco Settlement Second Sub. CAB RB (f)	0.00%	06/01/46	27,200	612,000
Series 2006, Tobacco Settlement Third Sub. CAB RB (f)	0.00%	06/01/46	47,000	974,780
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	12,190	8,006,880
Sweetwater Union High School District (Election 2000); Series 2004 C, Unlimited Tax GO Bonds (INS-AGM) (e)(h)	5.00%	08/01/29	15,160	15,448,950
Turlock (City of) (Emanuel Medical Center, Inc.); Series 2004, Health Facilities COP	5.38%	10/15/34	850	745,093
Upland Unified School District (Election 2008); Series 2008 B, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/39	15,000	2,464,500
Val Verde Unified School District Financing Authority;
Series 2003, Ref. Jr. Lien Special Tax RB	6.00%	10/01/21	535	543,908
Series 2003, Ref. Jr. Lien Special Tax RB	6.25%	10/01/28	7,115	7,116,636
Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/31	4,105	3,661,947
Woodland (City of) Community Facilities District 1; Series 2004, Special Tax Bonds	6.25%	09/01/34	4,900	4,427,542
Yuba (City of) Redevelopment Agency (Housing Set-Aside);
Series 2004 B, Tax Allocation Bonds	6.00%	09/01/31	1,060	963,105
Series 2004 B, Tax Allocation Bonds	6.00%	09/01/39	1,880	1,659,288
Yuba (City of) Redevelopment Agency (Redevelopment); Series 2004, Tax Allocation Bonds	6.00%	09/01/31	1,800	1,635,462

				458,350,908

Colorado—3.38%
Antelope Heights Metropolitan District; Series 2003, Limited Tax GO Bonds (a)(b)	8.00%	12/01/13	2,137	2,469,090
Arvada (City of) (Arvada Nightingale); Series 1998, Ref. MFH RB (Acquired 04/16/99 Cost $945,000) (d)(i)	6.25%	12/01/18	945	945,321
Beacon Point Metropolitan District;
Series 2005 A, Limited Tax GO Bonds	6.13%	12/01/25	1,990	1,920,290
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—(continued)
Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	$2,010	$1,882,325
Bradburn Metropolitan District No. 3; Series 2010, Ref. Limited Tax GO Bonds	7.50%	12/01/39	2,025	2,045,108
Briargate Center Business Improvement District; Series 2002 A, Limited Tax GO Bonds	7.45%	12/01/32	1,725	1,659,674
Bromley Park Metropolitan District No. 2;
Series 2002 B, Limited Tax GO Bonds (a)(b)	8.05%	12/01/12	3,000	3,314,160
Series 2003, Limited Tax GO Bonds (a)(b)	8.05%	12/01/12	3,500	3,866,520
Broomfield (Village of) Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/32	4,220	3,541,930
Castle Oaks Metropolitan District;
Series 2005, Limited Tax GO Bonds	6.00%	12/01/25	470	401,540
Series 2005, Limited Tax GO Bonds	6.13%	12/01/35	536	425,209
Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, Charter School RB	6.00%	11/01/36	1,670	1,177,634
Colorado (State of) Educational & Cultural Facilities Authority (Denver Academy);
Series 2003 A, Ref. RB	7.00%	11/01/23	1,005	1,021,442
Series 2003 A, Ref. RB	7.13%	11/01/28	810	819,129
Colorado (State of) Educational & Cultural Facilities Authority (Montessori School of Denver); Series 2002, RB	7.50%	06/01/22	1,690	1,718,020
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB	7.75%	08/01/39	6,375	6,493,511
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2006 A, RB	5.75%	01/01/37	9,305	8,696,732
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group);
Series 2010 A, RB	6.00%	11/15/30	700	720,237
Series 2010 A, RB	6.25%	11/15/40	3,950	4,040,850
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.20%	07/01/22	1,000	953,730
Series 2007 A, RB	5.25%	07/01/27	3,875	3,407,985
Series 2007 A, RB	5.30%	07/01/37	6,930	5,591,817
Colorado (State of) Housing & Finance Authority; Series 1999 B-2, Single Family Program Sr. RB (d)	6.80%	04/01/30	45	46,125
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	7,935	8,073,148
Copperleaf Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	7,250	4,700,030
Cross Creek Metropolitan District No. 2; Series 2006, Ref. Limited Tax GO Bonds	6.13%	12/01/37	2,630	1,960,008
Denver (City & County of) (United Airlines); Series 2007 A, Ref. Special Facilities Airport RB (d)	5.25%	10/01/32	5,000	4,211,300
Denver (City of) Convention Center Hotel Authority;
Series 2006, Ref. Sr. RB (INS-SGI) (e)	5.00%	12/01/35	6,365	5,656,894
Series 2006, Ref. Sr. RB (INS-SGI) (e)	5.13%	12/01/26	3,450	3,298,614
Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB	7.50%	12/01/32	4,500	3,262,770
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation/Public Improvement Fee Supported RB	7.50%	03/01/40	4,000	4,083,000
High Plains Metropolitan District;
Series 2005 A, Limited Tax GO Bonds	6.13%	12/01/25	2,220	1,886,423
Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	4,000	3,138,600
Lafayette (City of) Industrial Development (Rocky Mountain Instrument);
Series 1998 A, RB (d)	7.00%	10/01/18	4,210	3,155,395
Series 1999 A, RB	6.75%	10/01/14	245	183,628
Lake Creek Affordable Housing Corp.; Series 1998 A, MFH RB	6.25%	12/01/23	9,030	9,237,600
Lincoln Park Metropolitan District;
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds	6.13%	12/01/30	6,250	6,351,750
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds	6.20%	12/01/37	5,550	5,602,447
Montezuma (County of) Hospital District (Health Facilities Enterprise); Series 2007, Ref. RB	5.90%	10/01/37	6,595	5,861,966
Montrose (County of) Health Care Facilities (Homestead at Montrose); Series 2003 A, RB	7.00%	02/01/38	6,200	6,199,070
Montrose (County of) Memorial Hospital; Series 2003, Enterprise RB	6.00%	12/01/33	5,500	5,582,830
Neu Towne Metropolitan District; Series 2004, Limited Tax GO Bonds (l)	1.80%	12/01/34	1,500	450,750
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—(continued)
Northwest Metropolitan District No. 3;
Series 2005, Limited Tax GO Bonds	6.13%	12/01/25	$3,500	$3,171,490
Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	6,450	5,590,537
Rendezvous Residential Metropolitan District; Series 2002, Limited Tax GO Bonds (a)(b)	8.00%	12/01/13	1,530	1,722,795
Serenity Ridge Metropolitan District No. 2; Series 2004, Limited Tax GO Bonds (l)	3.75%	12/01/34	2,000	961,000
Snowmass Village (Town of); Series 1992 A, MFH RB	8.00%	09/01/14	335	335,127
Southlands Metropolitan District No. 1;
Series 2004, Unlimited Tax GO Bonds (a)(b)	7.00%	12/01/14	1,000	1,186,380
Series 2004, Unlimited Tax GO Bonds (a)(b)	7.13%	12/01/14	2,000	2,379,520
Tallgrass Metropolitan District; Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.25%	12/01/37	5,879	5,008,203
Tallyns Reach Metropolitan District No. 2; Series 2004, Limited Tax GO Bonds	6.38%	12/01/23	637	648,275
Tallyns Reach Metropolitan District No. 3;
Series 2004, Limited Tax GO Bonds	6.63%	12/01/23	925	951,538
Series 2004, Limited Tax GO Bonds	6.75%	12/01/33	1,000	1,018,660
Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds (l)	2.65%	12/01/40	1,000	762,360

				163,790,487

Connecticut—0.64%
Connecticut (State of) Development Authority (Cargo BDL LLC); Series 2000, IDR (d)(l)	4.00%	04/01/30	2,955	1,979,229
Connecticut (State of) Development Authority (The Elm Park Baptist Inc.); Series 2003, RB	5.85%	12/01/33	2,950	2,960,177
Connecticut (State of) Health & Educational Facility Authority (St. Mary’s Hospital Issue); Series 1997 E, RB	5.88%	07/01/22	3,660	3,548,297
Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (c)(i)	5.13%	10/01/36	4,405	2,175,762
Greenwich (Town of) Housing Authority; Series 1997 B, RB	7.50%	09/01/27	1,355	1,224,297
Hamden (Town of) (Whitney Center);
Series 2009 A, Facility RB	7.75%	01/01/43	10,995	11,441,617
Series 2009 A, RB	7.63%	01/01/30	2,180	2,284,749
Series 2009 C, Facility RB (b)(g)	7.25%	01/01/16	2,000	2,060,120
Manchester (Town of) Connecticut (Bennet Housing Development); Series 1993, MFH Mortgage RB (Acquired 09/20/99; Cost $681,426) (i)	7.20%	12/01/18	735	741,328
New Britain (City of) Housing Authority (Franklin Square Manor); Series 2002, MFH RB (d)	7.00%	07/01/21	2,316	2,446,507

				30,862,083

Delaware—0.08%
Wilmington (City of) (Electra Arms Sr. Association); Series 1998, MFH Rental RB (d)	6.25%	06/01/28	4,480	3,966,413

District of Columbia—1.63%
District of Columbia (Center for Strategic & International Studies); Series 2011, RB	6.63%	03/01/41	4,000	4,106,240
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	7,000	7,253,050
District of Columbia (Methodist Home Issue); Series 1999, RB	6.00%	01/01/29	2,545	2,324,145
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.50%	10/01/29	5,000	5,516,700
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, Asset-Backed CAB RB (f)	0.00%	06/15/55	60,320	515,133
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB (h)	5.00%	12/01/25	16,165	18,384,778
Metropolitan Washington Airports Authority; Series 2006 B, System RB (INS-AGM) (d)(e)(h)	5.00%	10/01/36	40,695	40,787,378

				78,887,424

Florida—12.82%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.88%	11/15/36	7,500	6,051,300
Series 2007, IDR	5.88%	11/15/42	19,000	14,957,750
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs);
Series 2011, (TEMPS-70sm) RB	7.13%	11/15/16	10,000	10,014,000
Series 2011 A, Health Facilities RB	8.13%	11/15/46	6,000	5,929,680
Series 2011 A, RB	8.00%	11/15/31	1,000	996,000
Series 2011 A, RB	8.13%	11/15/41	8,000	7,997,760
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Anthem Park Community Development District; Series 2004, Capital Improvement Special Assessment RB (c)	5.80%	05/01/36	$8,540	$4,756,951
Baineridge Community Development District; Series 2007, Special Assessment Bonds	5.50%	05/01/38	1,940	1,156,628
Bartram Park Community Development District; Series 2006, Special Assessment Bonds (c)	5.40%	05/01/37	9,565	4,789,195
Bay Laurel Center Community Development District (Candler); Series 2006, Special Assessment Bonds	5.45%	05/01/37	1,250	1,068,475
Beacon Lakes Community Development District; Series 2003 A, Special Assessment Bonds	6.90%	05/01/35	3,230	3,258,973
Bloomingdale (Villages of) Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/36	4,010	3,575,196
Bluewaters Community Development District; Series 2004, Special Assessment Bonds	6.00%	05/01/35	2,740	2,716,025
Boca Raton (City of) Housing Authority (Banyan Place Sr. Apartments);
Series 2006, Ref. 1st Lien Mortgage Housing RB (Acquired 03/23/06-11/12/09; Cost $3,021,676) (i)	5.80%	10/01/26	3,090	2,201,285
Series 2006, Ref. 1st Lien Mortgage Housing RB (Acquired 03/23/06-11/12/09; Cost $4,641,040) (i)	5.90%	10/01/36	4,705	2,993,744
Bonnet Creek Resort Community Development District;
Series 2002, Special Assessment Bonds	7.38%	05/01/34	3,000	2,874,810
Series 2002, Special Assessment Bonds	7.50%	05/01/34	7,500	7,285,875
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	11,640	10,395,102
Brevard (County of) Health Facilities Authority (Health First, Inc.);
Series 2009, Health Care Facilities RB	7.00%	04/01/33	1,960	2,182,186
Series 2009, Health Care Facilities RB	7.00%	04/01/39	1,865	2,059,631
Broward (County of) (Civic Arena);
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (e)(h)	5.00%	09/01/24	7,555	7,952,469
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (e)(h)	5.00%	09/01/25	7,910	8,250,525
Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB	7.88%	05/01/38	4,900	2,170,406
Capital Trust Agency (Fort Lauderdale); Series 2003, Sr. RB (d)	5.75%	01/01/32	3,200	2,505,856
Capital Trust Agency (Million Air One LLC); Series 2011, RB (d)	7.75%	01/01/41	10,400	10,730,928
Capital Trust Agency (Orlando); Series 2003, RB (d)	6.75%	01/01/32	2,500	2,206,225
Caribe Palm Community Development District; Series 2005 A, Special Assessment Bonds	5.85%	05/01/35	720	698,544
Championsgate Community Development District; Series 1998, Capital Improvement Special Assessment RB	6.25%	05/01/20	2,695	2,471,531
Citrus (County of) Hospital Board (Citrust Memorial Hospital);
Series 2002, RB	6.25%	08/15/23	3,295	3,028,962
Series 2002, RB	6.38%	08/15/32	4,840	4,174,839
Collier (County of) Industrial Development Authority (Arlington Naples); Series 2011, Continuing Care Community BAN	14.00%	05/15/15	4,500	4,478,805
Connerton West Community Development District;
Series 2004 A-2, Capital Improvement Special Assessment RB	5.95%	05/01/36	1,945	1,411,720
Series 2006 A-1, Capital Improvement Special Assessment RB (m)	5.38%	05/01/37	4,950	1,985,940
Series 2007 B, Capital Improvement Special Assessment RB (m)	5.13%	05/01/16	2,825	1,133,390
Cutler Cay Community Development District; Series 2004, Special Assessment Bonds	6.13%	05/01/24	3,795	3,858,377
Double Branch Development District; Series 2002 A, Special Assessment Bonds	6.70%	05/01/34	7,490	7,658,300
Escambia (County of) (International Paper Co.); Series 2006 A, Ref. Environmental Improvement RB (d)	5.00%	08/01/26	5,690	5,416,652
Escambia (County of); Series 2003 A, Environmental Improvement RB (d)	5.75%	11/01/27	9,250	9,294,400
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2010 A, Educational Facilities RB	6.00%	09/15/40	8,840	8,277,688
Florida Housing Finance Corp. (Beacon Hill Apartments); Series 1998 C, RB (b)(d)	6.61%	07/01/28	7,875	6,484,039
Florida Housing Finance Corp. (Westbrook Apartments); Series 1998 U-1, RB (b)(d)	6.45%	01/01/29	10,935	10,257,467
Florida Housing Finance Corp. (Westchase Apartments); Series 1998 B, RB (b)(d)	6.61%	07/01/28	9,945	6,946,185
Florida Housing Finance Corp. (Whistler’s Cove Apartments); Series 2009, RB (b)(g)	0.00%	07/01/28	6,810	1,565,891
Florida Housing Finance Corp. (Whistler’s Cove Apartments); Series 2009, RB (b)(g)	6.00%	07/01/28	6,975	6,159,343
Gramercy Farms Community Development District;
Series 2007 A-1, Special Assessment Bonds (m)	5.25%	05/01/39	1,335	13
Series 2007 A-2, Special Assessment Bonds (m)	5.25%	05/01/39	1,700	17
Series 2007 B, Special Assessment RB (m)	5.10%	05/01/14	3,835	38
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Series 2011, Ref. Special Assessment CAB RB (f)	0.00%	05/01/39	$26,925	$3,382,857
Greyhawk Landing Community Development District; Series 2002 A, Special Assessment RB (a)(b)	7.00%	05/01/12	1,940	2,011,780
Hammock Bay Community Development District; Series 2004 A, Special Assessment RB	6.13%	05/01/35	2,420	2,397,591
Harbour Isles Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/35	1,360	1,266,609
Heritage Harbor Community Development District; Series 1997, Recreational RB	7.75%	05/01/23	430	261,122
Islands at Doral III Community Development District; Series 2004 A, Special Assessment RB	5.90%	05/01/35	3,655	3,426,124
Islands at Doral Northwest Community Development District; Series 2004, Special Assessment RB	6.25%	05/01/34	985	975,564
Islands at Doral Southwest Community Development District; Series 2003, Special Assessment RB (a)(b)	6.38%	05/01/13	1,710	1,848,903
Jacksonville (City of) Economic Development Commission (Proton Therapy Institution); Series 2007 A, Ref. Health Care Facilities RB (i)	6.25%	09/01/27	13,000	13,107,510
Kendall Breeze Community Development District;
Series 2002, Special Assessment Bonds	6.63%	11/01/33	3,190	3,416,873
Series 2002, Special Assessment Bonds	6.70%	11/01/23	1,895	2,020,070
Series 2004, Special Assessment Bonds	5.88%	05/01/34	1,390	1,319,485
Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. Retirement Community First Mortgage RB (i)	6.38%	01/01/43	2,250	2,118,510
Lakeside Landings Community Development District;
Series 2007 A, Special Assessment Bonds (m)	5.50%	05/01/38	1,000	410,300
Series 2007 B, Special Assessment Bonds (m)	5.25%	05/01/13	1,940	795,982
Lee (County of) Industrial Development Authority (Cypress Cove Health Park);
Series 1997 A, Health Care Facilities RB	6.38%	10/01/25	12,675	9,844,419
Series 2002 A, Health Care Facilities RB	6.75%	10/01/32	8,000	5,886,880
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2007 A, IDR	5.25%	06/15/27	7,000	6,089,860
Series 2007 A, RB	5.38%	06/15/37	6,230	5,121,994
Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, Ref. RB	6.75%	09/01/28	8,205	7,586,999
Marshall Creek Community Development District; Series 2000 A, Special Assessment Bonds	7.65%	05/01/32	2,655	2,654,761
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
Series 1998, Hospital RB	5.38%	11/15/18	90	90,063
Series 2001 A, Hospital RB	6.80%	11/15/31	3,465	3,495,769
Series 2004, Ref. Hospital RB (i)	6.75%	11/15/29	5,500	5,643,000
Miami-Dade (County of) (Building Better Communities Program); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (e)(h)	5.00%	07/01/30	15,210	15,970,196
Miami-Dade (County of) (Miami International Airport); Series 2008 A, Aviation RB (INS-AGM) (d)(e)(h)	5.25%	10/01/33	16,500	16,625,895
Miami-Dade (County of) School Board;
Series 2008 B, COP (INS-AGM) (e)(h)	5.25%	05/01/26	5,000	5,366,700
Series 2008 B, COP (INS-AGM) (e)(h)	5.25%	05/01/27	10,000	10,669,100
Miami-Dade (County of);
Series 2009, Sub. Special Obligation CAB RB (f)	0.00%	10/01/35	12,000	2,538,000
Series 2009, Sub. Special Obligation CAB RB (f)	0.00%	10/01/42	43,870	5,844,361
Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	14,000	14,628,460
Midtown Miami Community Development District;
Series 2004 A, Special Assessment RB	6.00%	05/01/24	1,755	1,759,581
Series 2004 A, Special Assessment RB	6.25%	05/01/37	8,445	8,434,866
Miromar Lakes Community Development District; Series 2000 B, Capital Improvement Special Assessment RB	7.25%	05/01/12	4,275	4,259,439
Mount Dora (City of) Health Facilities Authority (Waterman Village);
Series 2002 A, Health Facilities RB	6.75%	08/15/25	3,000	2,311,680
Series 2004 A, Ref. Health Facilities RB	5.25%	08/15/13	1,075	1,010,221
Series 2004 A, Ref. RB	5.75%	08/15/18	3,000	2,466,240
Northern Palm Beach (County of) Improvement District Unit of Development No.16;
Series 1999, Ref. Water Control & Improvement RB	7.50%	08/01/24	2,645	2,647,936
Series 2002, Water Control & Improvement RB	7.00%	08/01/32	2,500	2,537,200
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Northern Palm Beach (County of) Improvement District Unit of Development No. 2A; Series 2002, Water Control & Improvement RB	6.40%	08/01/33	$3,995	$3,996,119
Oak Creek Community Development District; Series 2004, Special Assessment Bonds	5.80%	05/01/35	1,620	1,390,997
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. Health Care Facilities RB	5.38%	07/01/20	2,200	2,063,578
Series 2005, Ref. Health Care Facility RB	5.70%	07/01/26	4,000	3,609,640
Series 2007, First Mortgage RB	5.50%	07/01/32	2,750	2,324,603
Series 2007, First Mortgage RB	5.50%	07/01/38	7,450	6,117,046
Orange (County of) Health Facilities Authority (Westminster Community Care);
Series 1999, RB	6.50%	04/01/12	130	130,168
Series 1999, RB	6.60%	04/01/24	4,000	3,999,440
Series 1999, RB	6.75%	04/01/34	2,500	2,433,725
Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/28	1,875	1,833,788
Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/31	3,785	3,802,222
Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.);
Series 1995 A, Mortgage RB (i)	7.00%	10/01/15	910	922,167
Series 1995 A, Mortgage RB (i)	7.00%	10/01/25	2,535	2,564,837
Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/31	790	793,595
Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/31	220	221,001
Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/31	790	793,595
Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/31	315	316,433
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB	6.13%	05/01/35	410	4
Series 2010 A-2, Capital Improvement CAB RB (f)	0.00%	05/01/35	435	292,629
Series 2010 B, Capital Improvement CAB RB (f)	0.00%	05/01/17	1,000	863,800
Palm Beach (County of) Housing Finance Authority (Lake Delray Apartments); Series 1999 A, MFH RB (d)	6.40%	01/01/31	8,785	7,842,809
Palm Coast Park Community Development District; Series 2006, Special Assessment RB	5.70%	05/01/37	4,715	2,906,373
Parklands West Community Development District; Series 2001 A, Special Assessment RB	6.90%	05/01/32	3,535	3,474,021
Pentathlon Community Development District; Series 2003, Special Assessment RB	6.75%	11/01/33	1,690	1,702,557
Pier Park Community Development District; Series 2002 1, Capital Improvement RB	7.15%	05/01/34	14,570	14,574,517
Pine Air Lakes Community Development District; Series 2002, Special Assessment RB	7.25%	05/01/33	2,800	2,809,436
Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/37	1,615	1,032,954
Pinellas (County of) Health Facilities Authority (The Oaks of Clearwater); Series 2004, Health Care Facilities RB	6.25%	06/01/34	5,580	5,660,966
Poinciana Community Development District; Series 2000 A, Special Assessment RB	7.13%	05/01/31	6,880	6,880,550
Poinciana West Community Development District; Series 2007, Special Assessment Bonds	6.00%	05/01/37	1,495	1,338,429
Port St. Lucie (City of) (Glassman Special Assessment District); Series 2003 C, Special Assessment RB	6.75%	07/01/23	5,350	5,366,264
Reunion East Community Development District; Series 2005, Special Assessment RB (m)	5.80%	05/01/36	4,300	2,109,881
Saddlebrook Community Development District; Series 2001 A, Special Assessment Bonds	6.90%	05/01/12	4,460	4,583,988
Sausalito Bay Community Development District; Series 2003, Special Assessment Bonds	6.20%	05/01/35	2,660	2,624,276
Seminole Indian Tribe; Series 2007 A, Special Obligation RB (i)	5.50%	10/01/24	5,350	5,084,907
Seven Oaks Community Development District II;
Series 2004 A, Special Assessment RB	5.88%	05/01/35	2,640	1,912,891
Series 2003 A, Special Assessment RB	6.40%	05/01/34	4,700	4,553,125
Silver Palms Community Development District; Series 2004, Special Assessment RB	5.90%	05/01/34	1,790	1,708,662
Six Mile Creek Community Development District; Series 2007, Capital Improvement Special Assessment RB	5.88%	05/01/38	5,000	1,626,000
South Lake (County of) Hospital District (South Lake Hospital, Inc.);
Series 2003, RB	6.38%	10/01/28	2,115	2,145,054
Series 2003, RB	6.38%	10/01/34	3,995	4,035,789
South-Dade Venture Community Development District;
Series 2002, Special Assessment RB	6.90%	05/01/33	4,300	4,367,338
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Series 2004, Special Assessment RB	6.13%	05/01/34	$1,295	$1,284,018
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2006 A, Health Care RB	5.38%	01/01/40	7,850	6,126,375
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities);
Series 2004 A, RB	5.63%	08/01/34	5,390	5,127,992
Series 2010 A, RB	6.00%	08/01/45	4,000	4,049,440
Sterling Hill Community Development District (Hernando County); Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,495	1,183,188
Stonebrier Community Development District; Series 2006, Special Assessment Bonds	5.50%	05/01/37	2,820	2,449,367
Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/39	4,730	4,965,743
Sweetwater Creek Community Development District; Series 2007 A, Capital Improvement Special Assessment RB (m)	5.50%	05/01/38	3,505	1,226,364
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2000, Health Facilities RB	6.38%	12/01/30	5,875	5,877,702
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (e)(h)	6.00%	10/01/29	13,440	16,892,870
Tolomato Community Development District;
Series 2007, Special Assessment RB (m)	6.55%	05/01/27	2,000	1,142,700
Series 2007, Special Assessment RB (m)	6.65%	05/01/40	13,195	6,877,762
Series 2007 A, Special Assessment RB (m)	5.25%	05/01/39	970	505,874
Town Center at Palm Coast Community Development District; Series 2005, Capital Improvement Special Assessment RB	6.00%	05/01/36	11,635	8,053,747
Trails at Monterey Community Development District;
Series 2003, Special Assessment Bonds	6.50%	05/01/23	1,000	1,003,250
Series 2003, Special Assessment Bonds	6.75%	05/01/33	1,715	1,718,276
Treeline Preserve Community Development District; Series 2007 A, Special Assessment Bonds (m)	6.80%	05/01/39	4,895	2,326,300
Turnbull Creek Community Development District;
Series 2005, Special Assessment Bonds	5.80%	05/01/35	2,695	2,169,017
Series 2006, Special Assessment Bonds	5.25%	05/01/37	3,570	2,337,386
University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/38	2,890	2,743,390
Venetian Isles Community Development District; Series 2002 A, Special Assessment Bonds	6.75%	05/01/33	3,930	3,940,100
Verandah West Community Development District; Series 2003 A, Capital Improvement Special Assessment Bonds	6.63%	05/01/33	4,345	4,269,180
Waterlefe Community Development District; Series 2001, Golf Course RB (m)	8.13%	10/01/25	2,645	92,549
West Villages Improvement District (Unit of Development No. 3); Series 2006, Special Assessment RB	5.50%	05/01/37	3,755	1,676,983
West Villages Improvement District; Series 2007, Special Assessment RB	5.50%	05/01/38	9,500	4,436,215
Winter Garden Village at Fowler Groves Community Development District; Series 2006, Special Assessment Bonds	5.65%	05/01/37	1,885	1,804,134
World Commerce Community Development District; Series 2004 A-2, Special Assessment Bonds (m)	6.13%	05/01/35	1,525	1,342,198

				621,054,310

Georgia—1.78%
Americus-Sumter (County of) Hospital Authority (Southgate Methodist); Series 1999 A, Ref. RB	6.38%	05/15/29	5,250	4,774,298
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation Bonds	7.38%	01/01/31	12,000	12,636,360
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	1,500	1,500,885
Atlanta (City of) (Princeton Lakes); Series 2006, Tax Allocation RB (i)	5.50%	01/01/31	3,140	2,942,494
Atlanta (City of) Urban Residential Finance Authority (John Eagan); Series 1998 A, MFH RB (c)(d)	6.75%	07/01/30	5,380	3,923,096
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 B, Special Facilities RB (d)	9.00%	06/01/35	8,750	9,422,962
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	1,500	1,550,880
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—(continued)
Fulton (County of) Residential Care Facilities for the Elderly Authority (RHA Assisted Living);
Series 1999 A, Sr. Lien RB	6.90%	07/01/19	$4,390	$4,118,874
Series 1999 A, Sr. Lien RB	7.00%	07/01/29	8,310	7,181,917
Fulton (County of) Residential Care Facilities for the Elderly Authority (St. Anne’s Terrace); Series 2003, RB	7.63%	12/01/33	3,295	3,332,168
Medical Center Hospital Authority (Spring Harbor Green Island); Series 2007, RB	5.25%	07/01/27	2,500	2,203,175
Private Colleges & Universities Authority (Mercer Housing Corp.); Series 2001 A, Student Housing RB	6.00%	06/01/21	905	908,810
Renaissance on Peachtree Unit Investment Trust; Series 2006, Ctfs. (m)	2.50%	10/01/25	5,860	3,101,346
Richmond (County of) Development Authority (International Paper Co.); Series 2002 A, Environmental Improvement Ref. RB (d)	6.00%	02/01/25	1,000	1,011,610
Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB (d)	6.13%	01/01/34	9,615	9,516,831
Savannah (City of) Economic Development Authority (Marshes of Skidaway);
Series 2003 A, First Mortgage RB	6.25%	01/01/12	425	425,009
Series 2003 A, First Mortgage RB	6.85%	01/01/19	2,245	2,267,023
Series 2003 A, First Mortgage RB	7.40%	01/01/24	920	904,820
Series 2003 A, First Mortgage RB	7.40%	01/01/34	3,650	3,493,306
Tax-Exempt Grantor Trust Senior Tier 1; Series 2006 A, COP (m)	6.00%	10/01/25	20,685	10,947,329

				86,163,193

Hawaii—0.93%
Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose Senior Living RB	9.00%	11/15/44	5,280	6,033,456
Hawaii (State of) Department of Budget & Finance (Kahala Nui);
Series 2003 A, Special Purpose RB	7.40%	11/15/17	5,300	5,542,793
Series 2003 A, Special Purpose RB	7.88%	11/15/23	4,450	4,645,800
Series 2003 A, Special Purpose RB	8.00%	11/15/33	10,000	10,397,100
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (h)	5.25%	04/01/29	12,000	13,401,240
Kuakini Health System; Series 2002 A, Special Purpose RB	6.30%	07/01/22	5,000	5,001,050

				45,021,439

Idaho—0.15%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/06; Cost $7,640,000) (d)(i)(m)	7.50%	11/01/24	7,640	271,220
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/37	8,355	7,108,016

				7,379,236

Illinois—12.14%
Annawan (Village of) (Patriot Renewable Fuels, LLC); Series 2007, Tax Increment Allocation RB	5.63%	01/01/18	4,155	3,455,256
Antioch (Village of) Special Service Area No. 1 (Deercrest); Series 2003, Special Tax Bonds	6.63%	03/01/33	3,697	2,967,952
Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/27	2,355	2,365,315
Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/23	3,860	3,894,547
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	5,000	4,416,700
Bolingbrook (Village of) (Forest City); Series 2005, Special Services Area No. 1 Special Tax RB	5.90%	03/01/27	2,000	1,678,300
Bolingbrook (Village of);
Series 1999 B, Unlimited Tax CAB GO Bonds (INS-NATL) (e)(f)	0.00%	01/01/29	910	324,069
Series 2005, Sales Tax RB	5.75%	01/01/15	700	531,468
Series 2005, Sales Tax RB	6.00%	01/01/26	4,500	3,017,025
Series 2005, Sales Tax RB	6.25%	01/01/24	6,000	4,028,040
Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/27	2,905	2,671,177
Chicago (City of) (Asphalt Operating Services); Series 2010, Recovery Zone Facility RB	6.13%	12/01/18	8,000	8,252,720
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation COP	7.46%	02/15/26	2,880	2,879,107
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Chicago (City of) (Lakeshore East);
Series 2003, Special Assessment Improvement RB	6.63%	12/01/22	$3,604	$3,715,940
Series 2003, Special Assessment Improvement RB	6.75%	12/01/32	3,593	3,685,843
Chicago (City of) (O’Hare International Airport); Series 2008 A, General Airport Third Lien RB (INS-AGM) (e)(h)	5.00%	01/01/33	14,000	14,342,300
Chicago (City of) (Read-Dunning); Series 1996 B, Tax Increment Allocation Bonds (INS-ACA) (e)	7.25%	01/01/14	1,000	1,001,960
Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (e)(h)	5.00%	12/01/32	13,050	13,184,284
Chicago (City of) Board of Education; Series 2006 B, Unlimited Tax GO Bonds (INS-AGM) (e)(h)	5.00%	12/01/25	10,000	10,346,200
Chicago (City of);
Series 2007 F, Ref. VRD Unlimited Tax GO Bonds (k)	0.30%	01/01/42	1,800	1,800,000
Series 2011, Tax Increment Allocation COP	7.13%	05/01/25	8,185	8,458,297
Series 2011 C, Tax Increment COP	7.13%	05/01/25	9,700	10,023,883
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	12,025	12,439,742
Cook (County of); Series 2004 B, Capital Improvement Unlimited Tax GO Bonds (INS-NATL) (e)(h)	5.00%	11/15/29	20,000	20,326,200
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (i)	5.50%	03/01/17	3,439	2,100,025
Cortland (Town of) Special Service Area No. 1 (Neucort Lakes); Series 2002, Special Tax Bonds (a)(b)	6.88%	03/01/12	4,806	4,981,948
Deerfield (Village of);
Series 2011, Ref. CAB RB (f)	0.00%	10/01/31	1,803	444,944
Series 2011, Ref. RB	6.00%	10/01/42	3,441	3,221,430
Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB (m)	5.38%	03/01/16	2,500	1,127,750
Godfrey (Village of) (UTD Methodist Village); Series 1999 A, RB	5.88%	11/15/29	4,000	2,225,560
Illinois (State of) Finance Authority (Chestnut Square at Glen); Series 2002 A, Health Facilities RB	7.00%	08/15/29	3,255	3,255,000
Illinois (State of) Finance Authority (Christian Homes, Inc.);
Series 2007 A, Ref. RB	5.75%	05/15/26	5,575	5,399,499
Series 2007 A, Ref. RB	5.75%	05/15/31	2,825	2,628,126
Illinois (State of) Finance Authority (Clare Oaks); Series 2006 A, RB	6.00%	11/15/39	14,950	8,944,884
Illinois (State of) Finance Authority (Clare Water Tower);
Series 2010 A-6, Ref. RB (m)	6.00%	05/15/28	1,400	209,972
Series 2010 A-7, Ref. RB (m)	6.13%	05/15/41	12,600	1,889,748
Series 2010 B, CAB RB (f)	0.00%	05/15/50	6,000	14,400
Illinois (State of) Finance Authority (Clinic Altgeld); Series 1996, Community Facilities RB	8.00%	11/15/16	1,880	1,838,790
Illinois (State of) Finance Authority (Covenant Retirement Communities, Inc.);
Series 2001, Health Facilities RB	5.88%	12/01/31	1,250	1,251,863
Series 2002 B, Health Facilities RB	6.13%	12/01/28	5,000	5,044,850
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB (m)	6.25%	08/15/35	2,500	111,750
Series 2008 A, Ref. RB (m)	6.25%	08/15/40	4,500	201,150
Illinois (State of) Finance Authority (Franciscan Communities-St. Joseph); Series 2004 A, RB	6.00%	05/15/34	2,500	2,095,575
Illinois (State of) Finance Authority (Friendship Village of Schaumburg);
Series 2005 A, RB	5.38%	02/15/25	1,000	880,150
Series 2010, RB	7.25%	02/15/45	7,400	7,398,816
Illinois (State of) Finance Authority (Greenfields of Geneva);
Series 2010 A, RB	7.90%	02/15/25	3,285	3,337,133
Series 2010 A, RB	8.00%	02/15/28	3,000	3,042,600
Series 2010 A, RB	8.25%	02/15/46	15,000	15,215,100
Series 2010 C-2, TEMPS-65 RB	6.75%	02/15/16	5,000	5,000,200
Illinois (State of) Finance Authority (Illinois Institute of Technology);
Series 2006 A, RB	5.00%	04/01/19	1,000	929,480
Series 2006 A, RB	5.00%	04/01/36	7,500	5,562,600
Illinois (State of) Finance Authority (Kewanee Hospital); Series 2006, RB	5.00%	08/15/26	4,085	3,558,893
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	6.00%	08/15/26	$3,000	$2,583,600
Series 2006 A, RB	6.00%	08/15/39	9,000	7,062,210
Illinois (State of) Finance Authority (Montgomery Place);
Series 2006 A, RB	5.50%	05/15/26	2,400	2,160,480
Series 2006 A, RB	5.75%	05/15/38	3,000	2,557,290
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	10,000	10,327,500
Illinois (State of) Finance Authority (Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	7,000	7,294,630
Illinois (State of) Finance Authority (Norwegian American Hospital Inc.);
Series 2008, RB	7.63%	09/15/28	2,000	1,792,240
Series 2008, RB	7.75%	09/15/38	3,000	2,643,870
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2010 A, RB	8.13%	05/15/40	6,250	6,124,187
Series 2010 A, RB	8.25%	05/15/45	14,000	13,811,280
Series 2010 D-1, TEMPS-75 RB	7.25%	08/15/16	8,000	7,901,920
Illinois (State of) Finance Authority (Provena Health); Series 2009 A, RB	7.75%	08/15/34	11,300	12,814,087
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	22,235	24,494,965
Illinois (State of) Finance Authority (Sherman Health Systems); Series 2007 A, RB	5.50%	08/01/37	8,250	7,810,440
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2008, Ref. RB	5.50%	08/15/30	5,000	4,672,800
Series 2009, RB	6.88%	08/15/38	13,875	14,587,620
Illinois (State of) Finance Authority (The Admiral at the Lake);
Series 2010 A, RB	7.25%	05/15/20	905	908,511
Series 2010 D-2, TEMPS-65sm RB	6.38%	05/15/17	9,500	9,505,320
Illinois (State of) Finance Authority (The Landing at Plymouth Place);
Series 2005 A, RB	6.00%	05/15/25	4,500	4,032,180
Series 2005 A, RB	6.00%	05/15/37	19,325	15,827,755
Illinois (State of) Finance Authority (UNO Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/31	2,000	2,015,660
Series 2011, Ref. Charter School RB	7.13%	10/01/41	1,000	1,008,150
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, RB (m)	6.90%	11/15/33	6,750	2,360,273
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (d)	5.05%	08/01/29	1,320	1,291,224
Illinois (State of) Finance Authority;
Series 2003 A, RB	7.00%	11/15/32	2,650	2,479,234
Series 2003 A, Ref. RB	6.20%	08/15/23	1,000	945,040
Series 2003 A, Ref. RB	6.40%	08/15/33	4,500	4,134,690
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, Dedicated State Tax RB (h)	5.50%	06/15/50	18,000	18,524,520
Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS-ACA) (e)(i)	6.20%	06/15/18	4,888	4,959,772
Illinois (State of) Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (e)	8.00%	06/01/17	2,095	2,586,068
Illinois (State of) Toll Highway Authority; Series 2008 B, RB (h)	5.50%	01/01/33	29,000	30,583,110
Lake, Cook, Kane & McHenry Counties Community Unit School District 220 (Barrington); Series 2000, Unlimited Tax GO Bonds (INS-NATL) (e)	5.75%	12/01/19	80	80,295
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	1,950	1,927,029
Loves Park (City of) (Hoosier Care); Series 1999 A, RB	7.13%	06/01/34	1,325	1,224,658
Manhattan (Village of) Special Service Area No. 04-1 (Brookstone Springs); Series 2005, Special Tax Bonds	6.10%	03/01/35	4,308	4,067,829
Minooka (Village of) (Lakewood Trails Unit No. 2); Series 2004, Special Assessment Improvement Bonds	6.38%	03/01/34	5,561	5,453,506
Minooka (Village of) (Lakewood Trails); Series 2003, Special Assessment Improvement Bonds	6.63%	03/01/33	3,768	3,777,834
Minooka (Village of) (Prairie Ridge); Series 2003, Special Assessment Improvement Bonds	6.88%	03/01/33	2,716	2,285,025
Pingree Grove (Village of) (Cambridge Lakes Learning Center);
Series 2007, RB	6.00%	06/01/36	5,175	4,056,786
Series 2011, RB	8.50%	06/01/41	2,000	2,054,980
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Pingree Grove (Village of) Special Service Area No. 2 (Cambridge Lakes); Series 2005-2, Special Tax Bonds	6.00%	03/01/35	$7,072	$6,499,663
Pingree Grove (Village of) Special Service Area No. 7 (Cambridge Lakes); Series 2006-1, Special Tax Bonds	6.00%	03/01/36	5,396	4,891,852
Plano (City of) Special Service Area No. 1 (Lakewood Springs); Series 2004 A, Special Tax Bonds	6.20%	03/01/34	4,121	4,095,903
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (m)	5.80%	03/01/37	5,615	2,793,350
Quad Cities Regional Economic Development Authority (Heritage Woods Moline SLF); Series 2006, MFH RB (d)	6.00%	12/01/41	1,335	1,035,413
Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/28	19,900	20,982,560
Round Lake (Village of) Lakewood Grove Special Service Area No. 1; Series 2003, Special Tax Bonds (a)(b)	6.70%	03/01/13	3,579	3,898,175
Round Lake (Village of) Lakewood Grove Special Service Area No. 4; Series 2003, Unlimited Tax GO Bonds (a)(b)	6.75%	03/01/13	4,884	5,322,583
St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/28	2,950	2,859,878
Sterling (City of) (Hoosier Care); Series 1999 A, RB	7.13%	06/01/34	860	794,872
United City of Yorkville (Cannonball/Beecher Road); Series 2007, Special Tax Bonds	5.75%	03/01/28	4,385	4,069,894
United City of Yorkville (Storm Water/Water Improvement);
Series 2007, Business District RB	6.00%	01/01/26	3,380	2,162,220
Series 2007, Business District RB	6.00%	01/01/27	285	178,575
United City of Yorkville Special Service Area No. 2003-100 (Raintree Village); Series 2003, Special Tax Bonds	6.88%	03/01/33	5,543	5,555,749
United City of Yorkville Special Service Area No. 2003-101 (Windett Ridge); Series 2003, Special Tax Bonds (Acquired 09/03/03; Cost $2,645,000) (i)	6.88%	03/01/33	2,645	2,150,094
United City of Yorkville Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB	6.25%	03/01/35	5,543	3,115,942
United City of Yorkville (City of) Special Service Area No. 2005-108 (Autumn Creek); Series 2006, Special Tax RB	6.00%	03/01/36	3,323	2,612,775
Upper Illinois River Valley Development Authority (Living Springs McHenry SLF); Series 2007, MFH RB (d)	6.10%	12/01/41	4,000	3,147,720
Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/30	1,000	970,410
Series 2010, RB	7.25%	11/15/40	2,200	2,160,730
Series 2010, RB	7.38%	11/15/45	1,700	1,689,426
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	3,836	3,026,335
Western Illinois Economic Development Authority (Carthage Memorial Hospital);
Series 2008 B, Hospital RB	7.00%	06/01/33	2,295	2,282,378
Series 2008 B, Hospital RB	7.05%	06/01/37	4,700	4,522,904
Wheeling (Village of) (N. Milwaukee/Lake-Cook TIF); Series 2005, Tax Allocation Bonds	6.00%	01/01/25	9,005	8,460,738
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (d)	7.00%	12/01/42	2,460	2,192,254

				587,919,522

Indiana—1.47%
Crown Point (City of) (Wittenberg Village);
Series 2009 A, Economic Development RB	8.00%	11/15/29	3,100	3,207,198
Series 2009 A, Economic Development RB	8.00%	11/15/39	9,000	9,292,680
Delaware (County of) Redevelopment District; Series 1997, Tax Increment Allocation Bonds	6.88%	02/01/18	725	726,298
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana);
Series 2004 A, Hospital RB	6.00%	03/01/34	13,035	13,317,338
Series 2004 A, Hospital RB	6.25%	03/01/25	1,500	1,556,235
Indiana (State of) Finance Authority (Franciscan Communities, Inc.); Series 2003 A, Ref. RB	6.40%	05/15/24	3,435	3,262,632
Indiana (State of) Finance Authority (Hoosier Care); Series 1999 A, RB	7.13%	06/01/34	3,900	3,604,653
Indiana (State of) Finance Authority (King’s Daughters Hospital & Health Services); Series 2010, Hospital RB	5.50%	08/15/45	7,755	7,097,221
Indiana (State of) Finance Authority (U.S. Steel Corp); Series 2011, Ref. Environmental RB	6.00%	12/01/19	8,000	8,080,880
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana—(continued)
North Manchester (Town of) (Peabody Retirement Communities); Series 2002 A, RB (m)	7.25%	07/01/33	$3,000	$1,043,760
Portage (City of) Special Improvement District (Marina Shoes); Series 2005, Special Assessment Bonds (m)	6.38%	03/01/35	3,643	1,641,536
Reid Hospital & Health Care Service Inc.; Series 2005 A, VRD Hospital Authority RB (INS-AGM) (e)(k)	0.11%	01/01/40	1,955	1,955,000
St. Joseph (County of) Redevelopment District;
Series 1997 B, Tax Increment Allocation CAB RB (f)	0.00%	12/30/11	135	134,611
Series 1997 B, Tax Increment Allocation CAB RB (f)	0.00%	12/30/12	130	120,067
Series 1997 B, Tax Increment Allocation CAB RB (f)	0.00%	12/30/13	130	111,173
Series 1997 B, Tax Increment Allocation CAB RB (f)	0.00%	12/30/14	125	98,995
Series 1997 B, Tax Increment Allocation CAB RB (f)	0.00%	12/30/15	125	91,677
Series 1997 B, Tax Increment Allocation CAB RB (f)	0.00%	12/30/16	125	84,900
Vigo (County of) Hospital Authority (Union Hospital, Inc.);
Series 2007, RB (i)	5.70%	09/01/37	8,000	6,865,600
Series 2007, RB (i)	5.75%	09/01/42	5,780	4,909,821
Series 2007, RB (i)	5.80%	09/01/47	4,645	3,949,040

				71,151,315

Iowa—1.00%
Altoona (City of);
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/28	1,250	1,311,600
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/39	5,000	5,103,950
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/43	5,500	5,600,540
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	5,755	6,140,527
Des Moines (City of) (Luther Park Apartments, Inc.);
Series 2004, Sr. Housing RB	6.25%	12/01/34	2,245	1,923,314
Series 2007 A, Ref. MFH RB (i)	5.30%	12/01/36	3,585	2,884,491
Iowa (State of) Finance Authority (Bethany Life Communities);
Series 2006 A, Ref. Senior Housing RB	5.45%	11/01/26	350	321,157
Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	3,000	2,536,290
Iowa (State of) Finance Authority (Madrid Home);
Series 2007, Ref. Health Care Facility RB	5.80%	11/15/29	1,930	1,647,583
Series 2007, Ref. Health Care Facility RB	5.90%	11/15/37	2,750	2,270,455
Jefferson (County of) Hospital; Series 2007 C, RB	5.95%	08/01/37	3,935	3,674,424
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	7,415	6,532,467
Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.15%	10/01/36	2,500	2,098,725
Series 2007 A, Health Care Facilities RB	5.30%	04/01/37	4,895	3,614,370
Series 2007 C, Health Care Facilities RB	6.00%	04/01/37	3,445	2,822,282

				48,482,175

Kansas—0.09%
Lenexa (City of) (Lakeview Village, Inc.);
Series 2009, Health Care Facilities RB	7.13%	05/15/29	500	501,265
Series 2009, Health Care Facilities RB	7.25%	05/15/39	1,500	1,505,910
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Sr. Living Facility RB	6.00%	11/15/38	2,500	2,369,200
Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	19	15,395

				4,391,770

Kentucky—0.22%
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II);
Series 2011, RB	6.25%	05/15/18	1,000	1,001,560
Series 2011, RB	7.00%	05/15/30	750	761,873
Series 2011, RB	7.25%	05/15/41	1,750	1,767,780
Series 2011, RB	7.38%	05/15/46	750	762,705
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky—(continued)
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	$6,000	$6,334,380

				10,628,298

Louisiana—1.27%
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB	6.50%	12/01/18	4,530	4,677,270
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (m)	5.25%	07/01/17	14,685	5,869,595
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Eunice Student Housing Foundation); Series 2002, RB	7.38%	09/01/33	2,980	2,472,029
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2007, RB	6.75%	11/01/32	6,000	6,266,820
Series 2009 A, RB	6.50%	08/01/29	6,500	6,911,060
Series 2010 A-1, RB	6.50%	11/01/35	9,245	9,652,889
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (i)	6.38%	12/01/34	15,000	14,702,400
Louisiana (State of) Public Facilities Authority (Progressive Health Care);
Series 1998, RB	6.38%	10/01/20	2,500	2,238,175
Series 1998, RB	6.38%	10/01/28	2,000	1,610,360
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98; Cost $1,918,389) (i)	5.75%	10/30/18	1,918	1,906,956
New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. RB (INS-AGM) (e)	6.00%	01/01/23	3,000	3,480,240
St. Tammany (Parish of) Public Financing Authority (Christwood); Series 1998, Ref. RB	5.70%	11/15/28	2,000	1,776,820

				61,564,614

Maine—0.26%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	6.75%	07/01/41	9,505	9,781,025
Series 2011, RB	7.50%	07/01/32	2,500	2,733,950

				12,514,975

Maryland—1.87%
Anne Arundel (County of) (Farmington Village); Series 1998 A, Special Tax Bonds	6.25%	06/01/25	1,694	1,694,424
Anne Arundel (County of) (National Business Park-North); Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/40	2,250	2,259,540
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	10,000	10,284,900
Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax Bonds	5.50%	07/01/36	18,200	14,206,738
Frederick (County of) (Uurbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax Bonds	5.50%	07/01/40	7,520	7,027,966
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	6,000	6,338,940
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community);
Series 2007 A, RB	5.25%	01/01/27	4,475	3,774,304
Series 2007 A, RB	5.30%	01/01/37	3,050	2,281,918
Maryland (State of) Health & Higher Educational Facilities Authority (Washington Christian Academy); Series 2006, RB (m)	5.50%	07/01/38	1,500	656,190
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	6.00%	01/01/43	16,105	16,304,219
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC);
Series 1999, Air Cargo RB (d)	6.50%	07/01/24	6,000	5,197,320
Series 2003, Ref. Air Cargo RB (d)	7.34%	07/01/24	1,240	1,150,249
Maryland Economic Development Corp. (Chesapeake Bay); Series 2006 B, Sr. Lien RB	5.25%	12/01/31	1,500	975,090
Maryland Economic Development Corp. (CNX Marine Terminals Inc. Port of Baltimore Facility); Series 2010, Ref. Port Facilities RB	5.75%	09/01/25	7,000	7,147,420
Montgomery (County of) (West Germantown Development District); Series 2004 B, Limited Tax GO Bonds	6.70%	07/01/27	1,255	1,276,812
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland—(continued)
Prince George’s (County of) (Woodview Village Phase II-Subdistrict); Series 2002, Special Obligation RB (a)(b)	7.00%	07/01/12	$4,000	$4,232,840
Salisbury (City of) (Villages at Aydelotte Farm); Series 2007, Special Obligation Tax Allocation Bonds	5.25%	01/01/37	4,000	1,524,600
Westminster (City of) (Carroll Lutheran Village);
Series 2004 A, Economic Development RB	6.00%	05/01/24	2,000	1,838,820
Series 2004 A, Economic Development RB	6.25%	05/01/34	2,500	2,218,550

				90,390,840

Massachusetts—4.07%
Boston (City of) Industrial Development Financing Authority (Springhouse Inc.); Series 1998, Ref. First Mortgage RB	6.00%	07/01/28	3,750	3,395,362
Massachusetts (Commonwealth of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (e)(h)	5.50%	08/01/30	32,040	39,444,444
Massachusetts (State of) Development Finance Agency (Alliance); Series 1999 A, Health Care Facility RB	7.10%	07/01/32	7,070	6,169,989
Massachusetts (State of) Development Finance Agency (Baystate Medical Center); Series 2002 F, RB	5.50%	07/01/22	720	725,645
Massachusetts (State of) Development Finance Agency (Boston Architectural Center);
Series 1998, RB (INS-ACA) (e)	6.10%	09/01/18	540	539,978
Series 1998, RB (INS-ACA) (e)	6.25%	09/01/28	1,445	1,322,926
Massachusetts (State of) Development Finance Agency (Christopher House, Inc.); Series 1999 A, Ref. RB	6.88%	01/01/29	9,210	8,865,178
Massachusetts (State of) Development Finance Agency (Civic Investments); Series 2002 B, RB (a)(b)	9.15%	12/15/12	2,900	3,216,361
Massachusetts (State of) Development Finance Agency (Criterion Child Enrichment); Series 2003, RB	6.75%	01/01/34	5,600	5,421,920
Massachusetts (State of) Development Finance Agency (Developmental Disabilities Inc.); Series 2003, RB (a)(b)	6.75%	06/01/13	1,380	1,500,819
Massachusetts (State of) Development Finance Agency (Dimock Community Health Center);
Series 2003, RB	6.25%	12/01/13	335	329,131
Series 2003, RB	6.75%	12/01/33	7,565	6,489,560
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/24	250	232,782
Series 2005, RB	5.50%	01/01/35	500	452,765
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.);
Series 1998, First Mortgage RB	6.50%	10/01/15	545	538,596
Series 1998, First Mortgage RB	6.75%	10/01/28	4,000	3,561,520
Massachusetts (State of) Development Finance Agency (Hampshire College); Series 2004, RB	5.70%	10/01/34	1,500	1,502,205
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (h)	5.50%	11/15/36	23,660	26,612,531
Massachusetts (State of) Development Finance Agency (Hillcrest Educational Centers Inc.); Series 1999, RB	6.38%	07/01/29	5,975	5,539,303
Massachusetts (State of) Development Finance Agency (Jordan Hospital);
Series 1998 C, RB	5.25%	10/01/23	3,610	3,356,542
Series 1998 D, RB	5.38%	10/01/28	1,465	1,316,625
Series 2003 E, RB	6.75%	10/01/33	4,750	4,768,477
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc.);
Series 2011 A-1, RB	6.25%	11/15/46	975	690,710
Series 2011 A-2, RB	5.50%	11/15/46	52	31,315
Series 2011 B, CAB RB (f)	0.00%	11/15/56	257	1,261
Massachusetts (State of) Development Finance Agency (Loomis Communities); Series 2002 A, First Mortgage RB	6.90%	03/01/32	2,000	2,029,680
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (h)	5.50%	07/01/32	14,495	18,710,001
Massachusetts (State of) Development Finance Agency (MCHSP Human Services Providers); Series 2009 A, RB	6.75%	07/01/18	495	491,085
Massachusetts (State of) Development Finance Agency (New England Center for Children); Series 1998, RB	6.00%	11/01/19	6,495	6,327,299
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts—(continued)
Massachusetts (State of) Development Finance Agency (Overlook Communities);
Series 2004 A, First Mortgage RB (a)(b)	6.13%	07/01/12	$850	$895,390
Series 2004 A, First Mortgage RB (a)(b)	6.25%	07/01/12	4,620	4,871,513
Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB (l)	5.85%	01/15/18	5,565	1,057,016
Massachusetts (State of) Development Finance Agency (Reeds Landing-Accredited Investors); Series 2006, Ref. First Mortgage RB (m)	5.75%	10/01/31	10,351	104
Massachusetts (State of) Development Finance Agency (Regis College); Series 1998, RB	5.50%	10/01/28	5,865	5,096,274
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	8.00%	04/15/39	3,850	4,332,405
Massachusetts (State of) Development Finance Agency (Stone Institution & Newton); Series 1994, First Mortgage RB	7.70%	01/01/14	645	629,649
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln);
Series 2009 A, Senior Living Facilities RB	7.75%	06/01/39	1,000	1,004,210
Series 2009 A, Sr. Living Facility RB	7.88%	06/01/44	2,000	2,018,300
Series 2009 B-1, Sr. Living Facilities TEMPS-85sm RB	7.25%	06/01/16	14,100	14,104,794
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.88%	01/01/41	2,500	2,670,275
Massachusetts (State of) Development Finance Agency (Whitney Academy Issue); Series 2005, RB	7.50%	09/01/30	2,690	2,547,538
Massachusetts (State of) Development Finance Agency (Tufts University); Series 1995 G, VRD RB (k)	0.11%	02/15/26	4,580	4,580,000

				197,391,478

Michigan—1.08%
Chelsea Economic Development Corp. (UTD Methodist Retirement);
Series 1998, Ref. Limited Obligation RB	5.40%	11/15/18	1,000	1,000,450
Series 1998, Ref. Limited Obligation RB	5.40%	11/15/27	6,215	5,814,070
Dearborn Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	5,500	5,273,785
Series 2008, Ref. Limited Obligation RB	7.13%	11/15/43	7,700	7,240,849
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/30	1,590	1,466,584
Iron River (County of) Hospital Finance Authority (Iron County Community Hospitals);
Series 2008, Ref. Hospital RB	6.50%	05/15/33	3,000	2,778,270
Series 2008, Ref. Hospital RB	6.50%	05/15/40	3,380	3,065,052
John Tolfree Health System Corp.; Series 1999, Ref. Mortgage RB	6.00%	09/15/23	2,845	2,423,115
Kalamazoo Economic Development Corp. (Heritage Community); Series 2007, Ref. Limited Obligation RB	5.13%	05/15/37	900	669,825
Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2002 C, Ref. Limited Obligation RB (INS-SGI) (d)(e)	5.45%	12/15/32	2,325	2,326,209
Michigan (State of) Strategic Fund (Dow Chemical); Series 2003, Ref. Limited Obligation RB	6.25%	06/01/14	10,000	11,012,900
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (d)	7.50%	01/01/21	3,070	2,902,593
Star International Academy; Series 2003, COP	8.00%	03/01/33	3,000	3,088,050
Wenonah Park Properties, Inc. (Bay City Hotel);
Series 2002, RB (l)	3.75%	04/01/33	11,620	2,538,738
Series 2002, RB (l)	3.94%	04/01/22	3,485	765,550

				52,366,040

Minnesota—4.12%
Albertville (City of) (Group for Affordable Housing); Series 2007, Ref. MFH RB	5.55%	09/01/42	3,405	2,992,859
Anoka (City of) (Homestead Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/46	2,070	2,031,187
Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB	6.75%	03/01/40	2,500	2,512,975
Bloomington (City of) Port Authority (Radisson Blu Moa LLC);
Series 2010, Recovery Zone Facility RB	6.25%	12/01/16	1,900	1,935,017
Series 2010, Recovery Zone Facility RB	6.75%	12/01/18	1,755	1,797,664
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)
Series 2010, Recovery Zone Facility RB	9.00%	12/01/35	$7,000	$7,202,300
Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB	9.25%	03/01/39	7,250	8,015,962
Cambridge (City of) (Grandview West);
Series 1998 A, Housing & Health Care Facilities RB	6.00%	10/01/28	1,410	1,328,714
Series 1998 B, Housing & Health Care Facilities RB	6.00%	10/01/33	3,000	2,735,010
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	5,400	4,713,660
Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	5,000	3,741,000
Coon Rapids (City of) (Epiphany Sr. Citizens); Series 1998, Sr. Housing RB	6.00%	11/01/28	3,000	2,841,360
Cuyuna (City of) (Crosby Sr. Services); Series 2007 B, Sr. Housing RB	6.10%	10/01/47	4,600	3,926,652
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	16,000	15,693,600
Detroit Lakes (City of) (CDL Homes);
Series 2004 B, Housing & Health Facilities RB	6.00%	08/01/24	840	826,762
Series 2004 B, Housing & Health Facilities RB	6.13%	08/01/34	1,435	1,333,345
Duluth (City of) Economic Development Authority (St. Luke’s Hospital);
Series 2002, Health Care Facilities RB	6.00%	06/15/12	155	155,428
Series 2002, Health Care Facilities RB	7.25%	06/15/22	2,500	2,518,625
Series 2002, Health Care Facilities RB	7.25%	06/15/32	7,130	7,163,012
Lake Crystal (City of) (Ecumen-Second Century); Series 2006 A, Ref. Housing RB	5.70%	09/01/36	2,000	1,868,820
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2003 RB, RB	5.88%	12/01/29	800	816,544
Minneapolis (City of) (Ivy Tower); Series 2005, Tax Increment Allocation RB	5.70%	02/01/29	1,000	810,310
Minneapolis (City of) (Providence);
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	5,475	5,103,357
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.75%	10/01/37	7,345	6,550,124
Minneapolis (City of) (Riverton Community Housing); Series 2006 A, Ref. Student Housing RB	5.60%	08/01/26	1,400	1,330,042
Minnesota (State of) Agricultural & Economic Development Board (Evangelical); Series 2000, RB	6.63%	08/01/25	1,060	1,072,084
Minnesota (State of) Tobacco Securitization Authority; Series 2011 B, Ref. Tobacco Settlement RB	5.25%	03/01/31	7,500	7,591,350
Moorhead (City of) (Sheyenne Crossing); Series 2006, Sr. Housing RB	5.65%	04/01/41	5,000	4,332,700
New Ulm (City of) Economic Development Authority (HADC Ridgeway); Series 2006 A, Ref. Housing Facilities RB	6.00%	06/01/41	2,300	2,111,952
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program);
Series 2005 A, Ref. Governmental Housing RB	6.25%	07/01/40	5,000	4,660,950
Series 2006, Ref. Governmental Housing RB	5.25%	07/01/26	850	760,376
Series 2006, Ref. Governmental Housing RB	5.45%	07/01/41	2,340	1,939,532
Oak Park Heights (City of) (Oakgreen Commons); Series 2010, Housing RB	7.00%	08/01/45	2,000	2,012,620
Oakdale (City of) (Oak Meadows); Series 2004, Ref. Sr. Housing RB	6.25%	04/01/34	3,500	3,251,710
Orono (City of) (Orono Woods Apartments); Series 2006 A, Ref. Sr. Housing RB	5.40%	11/01/41	4,700	3,592,022
Oronoco (City of) (Wedum Shorewood Campus); Series 2006, Ref. MFH RB	5.40%	06/01/41	7,500	6,248,025
Pine City (City of) (Lakes International Language Academy); Series 2006 A, Lease RB	6.25%	05/01/35	1,100	1,006,764
Ramsey (City of) (Pact Charter School); Series 2004 A, Lease RB	6.75%	12/01/33	2,850	2,747,428
Rochester (City of) (Samaritan Bethany, Inc.); Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	1,000	1,046,010
Sauk Rapids (City of) (Good Shepherd Lutheran Home); Series 2009, Health Care & Housing Facilities RB	7.50%	01/01/39	7,000	7,126,840
St. Paul (City of) Housing & Redevelopment Authority (Achieve Language Academy); Series 2003 A, Ref. Lease RB	7.00%	12/01/32	1,600	1,525,776
St. Paul (City of) Housing & Redevelopment Authority (Community Peace Academy); Series 2006 A, Lease RB	5.00%	12/01/36	4,825	3,885,958
St. Paul (City of) Housing & Redevelopment Authority (HealthEast); Series 2005, Hospital RB	6.00%	11/15/30	5,360	5,376,616
St. Paul (City of) Housing & Redevelopment Authority (Higher Ground Academy); ,
Series 2004 A, Ref. Lease RB	6.88%	12/01/33	2,720	2,630,947
Series 2009, Lease RB	8.50%	12/01/38	1,900	1,992,815
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)
St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/26	$400	$360,184
Series 2006 A, Lease RB	6.00%	09/01/36	3,000	2,598,780
St. Paul (City of) Housing & Redevelopment Authority (Hope Community Academy);
Series 2004 A, Lease RB	6.75%	12/01/33	2,415	2,088,154
Series 2005 A, Lease RB	6.25%	12/01/33	2,185	1,771,030
St. Paul (City of) Housing & Redevelopment Authority (Marian Center);
Series 2007 A, Ref. MFH RB	5.30%	11/01/30	1,000	846,120
Series 2007 A, Ref. MFH RB	5.38%	05/01/43	7,590	6,145,547
St. Paul (City of) Housing & Redevelopment Authority (Model Cities Health Center); Series 2001 A, Health Care RB (c)	7.25%	11/01/26	4,035	3,724,345
St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	3,500	3,536,330
St. Paul (City of) Housing & Redevelopment Authority (Nova Classical Academy);
Series 2011 A, Charter School Lease RB	6.38%	09/01/31	1,000	1,008,540
Series 2011 A, Charter School Lease RB	6.63%	09/01/42	1,500	1,510,170
St. Paul (City of) Housing & Redevelopment Authority (Rossy & Richard Shaller); Series 2007 A, RB	5.25%	10/01/42	2,000	1,661,820
St. Paul (Port of) (HealthEast Midway Campus-03);
Series 2005 A, Lease RB	5.75%	05/01/25	1,700	1,690,497
Series 2005 A, Lease RB	5.88%	05/01/30	1,250	1,220,413
Series 2005 B, Lease RB	6.00%	05/01/30	1,700	1,688,678
Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/24	1,000	783,830
Series 2004 A, Lease RB	6.60%	12/01/34	5,000	3,649,100
Vadnais Heights (City of) (Cottages Vadnais Heights); Series 1995, Ref. MFH RB (d)	7.00%	12/01/31	4,340	4,321,512
Victoria (City of) (Holy Family Catholic High School);
Series 1999 A, Private School Facility RB	5.85%	09/01/24	1,650	1,625,102
Series 1999 A, Private School Facility RB	5.88%	09/01/29	4,500	4,264,650

				199,351,606

Mississippi—0.37%
Mississippi (State of) Hospital Equipment & Facilities Authority (South Central); Series 2006, Ref. Improvement RB	5.25%	12/01/31	1,965	1,897,758
Mississippi (State of) Hospital Equipment & Facilities Authority (South West Mississippi Medical Center);
Series 2003, Ref. Improvement RB	5.75%	04/01/23	1,000	998,260
Series 2003, Ref. Improvement RB	5.75%	04/01/29	2,000	1,882,760
Mississippi Business Finance Corp.; Series 2004, Air Cargo RB (d)	7.25%	07/01/34	1,585	1,292,916
Mississippi Home Corp. (Cleveland Personal Care); Series 2006 6-A, RB (d)	6.25%	12/01/35	4,600	3,793,068
Mississippi Home Corp. (Grove Apartments); Series 2007-1, RB (d)	3.13%	04/01/37	5,745	3,446,713
Mississippi Home Corp. (Kirkwood Apartments); Series 2003, RB (d)	3.40%	11/01/37	7,000	4,517,660

				17,829,135

Missouri—3.11%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/22	1,000	1,004,720
Series 2002, RB	7.20%	05/01/33	4,750	4,647,257
Arnold (City of) (Arnold Triangle Redevelopment Project);
Series 2009 A, Real Property Tax Increment Allocation Bonds	7.75%	05/01/28	870	926,028
Series 2009 B, Sales Tax Increment Allocation RB	6.50%	05/01/20	3,940	4,197,794
Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/22	3,600	3,533,868
Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB (d)	6.00%	07/01/37	28,600	12,465,310
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.50%	04/01/22	1,455	1,125,777
Series 2007 A, Special Assessment RB	5.50%	04/01/27	1,500	1,034,235
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—(continued)
Bridgeton (City of) Industrial Development Authority (Sarah Community);
Series 1998, Sr. Housing RB	5.90%	05/01/28	$2,000	$1,966,880
Series 2011 A, Housing Improvement & Ref. RB	6.38%	05/01/35	3,400	3,376,064
Cape Giradeau (County of) Industrial Development Authority (Southeast Missouri Hospital);
Series 2002, Health Care Facilities RB (a)(b)	5.75%	06/01/12	30	30,828
Series 2002, Health Care Facilities RB	5.75%	06/01/32	245	245,042
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,590	1,458,348
Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Sr. Living Facilities RB	5.50%	02/01/35	130	124,653
Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB	5.00%	05/01/36	3,190	1,684,448
Ellisville (City of) Industrial Development Authority (Gambrill Gardens Phase I); Series 2003 A, IDR	6.75%	04/01/33	2,390	2,294,663
Ellisville (City of) Industrial Development Authority (Gambrill Gardens); Series 1999, Ref. Improvement IDR	6.20%	06/01/29	2,755	2,529,118
Fenton (City of) (Gravois Bluffs); Series 2002, Ref. & Improvement Tax Increment Allocation RB (a)(b)	6.13%	10/01/12	4,550	4,773,314
Ferguson (City of) (Crossing at Halls Ferry); Series 2005, Ref. Tax Increment Allocation RB	5.00%	04/01/17	1,615	1,578,695
Good Shepherd Nursing Home District; Series 1998, Ref. Nursing Home Facilities RB	5.90%	08/15/23	3,095	2,995,681
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. IDR	5.75%	05/15/26	1,260	1,220,335
Kansas City (City of) (Shoal Creek Parkway); Series 2011, Sales Tax Increment Allocation RB	6.50%	06/01/25	3,000	3,031,380
Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments);
Series 2002 A, MFH RB (d)	6.95%	04/15/15	233	235,968
Series 2002 B, MFH RB (d)	5.25%	10/15/38	2,330	1,836,646
Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB (d)	6.45%	05/01/40	2,386	2,018,365
Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	5.90%	03/01/24	5,000	5,024,550
Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments);
Series 2000 B, MFH RB (d)	7.55%	06/15/12	65	65,781
Series 2000 B, MFH RB (d)	7.55%	06/15/22	990	991,782
Series 2000 B, MFH RB (d)	7.55%	06/15/35	3,430	3,365,173
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB	8.00%	05/15/29	5,000	5,189,050
Series 2010 A, Retirement Community RB	8.25%	05/15/39	2,500	2,601,475
Series 2010 A, Retirement Community RB	8.25%	05/15/45	23,000	23,890,100
Missouri (State of) Development Finance Board (Branson Landing);
Series 2004 A, Infrastructure Facilities RB	5.50%	12/01/24	1,000	1,031,900
Series 2004 A, Infrastructure Facilities RB	5.63%	12/01/28	1,500	1,536,135
Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund-Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC-Bank of America, N.A.) (k)	0.18%	07/01/29	700	700,000
Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB (h)	5.00%	11/15/41	6,210	6,841,930
Series 2011 B, RB (h)	5.00%	11/15/37	10,500	11,651,325
Osage Beach (City of) (Prewitts Point); Series 2002, Tax Increment Allocation RB	6.75%	05/01/23	2,410	2,410,916
St. Joseph (City of) Industrial Development Authority (Living Community St. Joseph); Series 2002, Health Care RB	7.00%	08/15/32	6,750	6,263,662
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Improvement and Tax Increment Allocation RB	6.38%	12/01/25	3,490	3,543,432
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2003 A, Health Care Facilities RB (a)(b)	6.63%	11/15/13	4,600	5,135,854
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Sr. Living Facilities RB	6.38%	12/01/30	3,770	3,634,280
Series 2007 A, Sr. Living Facilities RB	6.38%	12/01/41	7,030	6,613,051

				150,825,813

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Montana—0.14%
Forsyth (City of) (Pacificorp); Series 1988, VRD Ref. Customized Purchase PCR (LOC-BNP Paribas) (j)(k)	0.29%	01/01/18	$6,660	$6,660,000

Nebraska—0.21%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center);
Series 2010 B, Health Care Facilities RB	6.50%	06/01/30	5,000	5,112,850
Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	5,000	5,092,100

				10,204,950

Nevada—1.02%
Boulder City (City of) (Boulder City Hospital Inc.); Series 1998, Ref. Hospital RB	5.85%	01/01/22	3,000	2,734,740
Clark (County of) (Homestead Boulder City); Series 1997, Assisted Facility Living RB	6.50%	12/01/27	4,790	4,771,127
Clark (County of) (Special Improvement District No. 142);
Series 2003, Local Improvement Bonds	6.10%	08/01/18	1,835	1,892,050
Series 2003, Local Improvement Bonds	6.38%	08/01/23	5,355	5,518,488
Director of the State of Nevada Department of Business & Industry (Las Vegas Monorail); Series 2000, Second Tier RB (m)	7.38%	01/01/40	8,000	11,200
Henderson (City of) (Local Improvement District No. T-13);
Series 2002 A, Special Assessment Bonds	6.80%	03/01/22	900	881,073
Series 2002 B, Special Assessment Bonds	6.90%	03/01/22	2,870	2,830,308
Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/35	7,185	3,774,999
Las Vegas (City of) (Elkhorn Springs Special Improvement District No. 505); Series 1993, Special Assessment Bonds	8.00%	09/15/13	145	147,559
Las Vegas (City of) (Special Improvement District No. 607);
Series 2004, Local Improvement Bonds	6.00%	06/01/19	955	928,098
Series 2004, Local Improvement Bonds	6.25%	06/01/24	1,335	1,305,617
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	10,800	12,390,624
Mesquite (City of) (Special Improvement District No. 07-01 -Anthem at Mesquite); Series 2007, Local Improvement Special Assessment Bonds	6.15%	08/01/37	2,565	2,067,108
Reno (City of) Redevelopment Agency; Series 2007 C, Sub. Lien Tax Allocation Bonds	5.40%	06/01/27	5,425	3,606,269
Reno (City of) Special Assessment District No. 4 (Somersett Parkway); Series 2003, Special Assessment Bonds	6.63%	12/01/22	3,890	3,753,383
Sparks (City of) (Local Improvement Districts No. 3); Series 2008, Limited Obligation Bonds	6.50%	09/01/20	865	873,814
Sparks (City of) Local Improvement Districts No. 3 (Legends at Sparks Marina); Series 2008, Limited Obligation Bonds	6.75%	09/01/27	2,000	1,943,180

				49,429,637

New Hampshire—0.47%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	4,975	5,210,218
New Hampshire (State of) Business Finance Authority (Plymouth Cogeneration L.P.); Series 1993, Electric Facilities RB (Acquired 06/29/93, Cost $298,525) (Acquired 09/20/09; Cost $1,223,261) (d)(i)	7.75%	06/01/14	1,250	1,241,650
New Hampshire (State of) Business Finance Authority (The United Illuminating Co.); Series 2009, PCR (b)(d)(g)	7.13%	02/01/12	3,000	3,029,580
New Hampshire (State of) Health & Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2004, Healthcare System RB	5.50%	07/01/34	1,735	1,742,981
New Hampshire (State of) Health & Education Facilities Authority (Speare Memorial Hospital);
Series 2004, Hospital RB	5.50%	07/01/25	1,055	1,045,990
Series 2004, Hospital RB	5.88%	07/01/34	2,650	2,651,537
New Hampshire (State of) Health & Education Facilities Authority (The Huntington at Nashua);
Series 2003 A, RB	6.88%	05/01/23	1,570	1,581,226
Series 2003 A, RB	6.88%	05/01/33	6,290	6,299,309
New Hampshire (State of) Housing Finance Authority; Series 1997 D, Single Family RB (d)	5.90%	07/01/28	130	130,095

				22,932,586

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey—3.03%
Camden (County of) Improvement Authority (Health Care Redevelopment-Cooper Health); Series 2004 A, RB	5.75%	02/15/34	$2,000	$1,930,560
New Jersey (State of) Economic Development Authority (Arbor); Series 1998 A, Sr. Mortgage RB	6.00%	05/15/28	6,695	5,631,834
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB (d)	6.25%	09/15/19	5,500	5,391,375
Series 1999, Special Facility RB (d)	6.25%	09/15/29	36,545	34,592,035
Series 1999, Special Facility RB (d)	6.40%	09/15/23	14,820	14,708,257
New Jersey (State of) Economic Development Authority (Cranes Mill);
Series 2008, First Mortgage RB	5.88%	07/01/28	500	502,270
Series 2008, First Mortgage RB	6.00%	07/01/38	1,500	1,485,165
New Jersey (State of) Economic Development Authority (Kullman Association, LLC);
Series 1998 A, RB (d)	6.13%	06/01/18	2,005	1,743,829
Series 1999 A, RB (d)	6.75%	07/01/19	670	583,831
New Jersey (State of) Economic Development Authority (Lions Gate);
Series 2005 A, First Mortgage RB	5.75%	01/01/25	920	853,631
Series 2005 A, First Mortgage RB	5.88%	01/01/37	1,230	1,070,014
New Jersey (State of) Economic Development Authority (Presbyterian Home at Montgomery);
Series 2001 A, First Mortgage RB	6.25%	11/01/20	1,560	1,491,672
Series 2001 A, First Mortgage RB	6.38%	11/01/31	1,500	1,329,180
New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center);
Series 2006, First Mortgage RB	5.30%	11/01/26	750	613,088
Series 2006, First Mortgage RB	5.38%	11/01/36	1,025	763,615
New Jersey (State of) Economic Development Authority (The Millhouse); Series 2008 A, First Mortgage RB	7.50%	04/01/15	956	430,306
New Jersey (State of) Economic Development Authority (United Methodist Homes);
Series 1999, Economic Development RB	5.75%	07/01/29	7,000	6,362,090
Series 2003 A-1, Economic Development RB	6.13%	07/01/23	3,450	3,406,772
Series 2003 A-1, Economic Development RB	6.25%	07/01/33	5,800	5,469,284
New Jersey (State of) Economic Development Authority (Winchester Gardens at Ward Homestead); Series 2004 A, Ref. First Mortgage RB	5.80%	11/01/31	2,000	1,983,340
New Jersey (State of) Health Care Facilities Financing Authority (Pasack Valley Hospital Association);
Series 2003, RB (m)	6.00%	07/01/13	323	3
Series 2003, RB (m)	6.50%	07/01/23	428	4
Series 2003, RB (m)	6.63%	07/01/36	2,496	25
New Jersey (State of) Health Care Facilities Financing Authority (Raritan Bay Medical Center); Series 1994, RB	7.25%	07/01/14	930	886,736
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	13,230	13,281,333
New Jersey Tobacco Settlement Financing Corp.;
Series 2007 1A, RB	4.50%	06/01/23	19,585	17,737,351
Series 2007 1A, RB	5.00%	06/01/29	14,000	10,703,980
Series 2007 1A, RB	5.00%	06/01/41	20,000	13,871,800

				146,823,380

New Mexico—0.72%
Bernalillo (County of) (Solar Villas Apartments); Series 1997 F, Sr. MFH RB	7.25%	10/15/22	1,185	1,197,632
Cabezon Public Improvement District;
Series 2005, Special Levy Tax RB	6.00%	09/01/24	1,505	1,426,529
Series 2005, Special Levy Tax RB	6.30%	09/01/34	1,495	1,345,291
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	10,000	10,187,200
New Mexico (State of) Eastern Regional Housing Authority (Wildewood Apartments); Series 2000 A, MFH RB	7.50%	12/01/30	2,090	2,109,165
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	6,000	6,039,360
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico—(continued)
New Mexico (State of) Hospital Equipment Loan Council (Rehoboth); Series 2007 A, Hospital RB	5.25%	08/15/26	$2,000	$1,716,060
New Mexico (State of) Income Housing Authority (Brentwood Gardens Apartments); Series 2001 A, MFH RB (d)	6.85%	12/01/31	4,365	4,119,425
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (INS-GNMA) (e)	7.13%	12/15/27	2,370	2,370,285
San Juan (County of) (Apple Ridge Apartments); Series 2002 A, MFH RB (d)	7.25%	12/01/31	3,045	3,037,022
Ventana West Public Improvement District; Series 2004, Special Levy RB	6.88%	08/01/33	1,500	1,456,305

				35,004,274

New York—5.35%
Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. Civic Facility RB	7.00%	06/15/36	2,205	1,904,414
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, CAB RB (f)	0.00%	07/15/31	3,890	1,265,417
Series 2009, CAB RB (f)	0.00%	07/15/32	8,500	2,585,190
Series 2009, CAB RB (f)	0.00%	07/15/33	3,915	1,112,212
Series 2009, CAB RB (f)	0.00%	07/15/34	2,000	530,200
Series 2009, CAB RB (f)	0.00%	07/15/44	23,805	3,141,308
Series 2009, CAB RB (f)	0.00%	07/15/45	17,410	2,124,194
Series 2009, CAB RB (f)	0.00%	07/15/46	9,950	1,140,370
Dutchess (County of) Industrial Development Agency (St. Francis Hospital); Series 2004 A, Ref. Civic Facility RB	7.50%	03/01/29	5,905	5,869,039
Monroe (County of) Industrial Development Agency (Cloverwood Senior Living);
Series 2003 A, Civic Facility RB	6.75%	05/01/23	2,000	1,947,220
Series 2003 A, Civic Facility RB (a)(b)	6.88%	05/01/13	805	873,570
Series 2003 A, Civic Facility RB	6.88%	05/01/33	4,195	3,999,513
Mount Vernon (City of) Industrial Development Agency (Wartburg Senior Housing, Inc./Meadowview); Series 1999, Civic Facilities RB	6.20%	06/01/29	1,000	912,480
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	2,750	2,291,052
Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	29,700	22,983,048
New York (City of) Industrial Development Agency (7 World Trade Center, LLC);
Series 2005 A, Liberty RB	6.25%	03/01/15	20,000	20,042,800
Series 2005 A, Liberty RB	6.50%	03/01/35	9,000	8,998,650
New York (City of) Industrial Development Agency (A Very Special Place Inc.); Series 2003 A, Civic Facility RB	7.00%	01/01/33	2,650	2,505,151
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Civic Facility RB (INS-ACA) (e)	5.25%	11/01/37	7,350	7,206,822
New York (City of) Industrial Development Agency (PSCH Inc.); Series 2003, RB	6.38%	07/01/33	1,275	1,149,234
New York (City of) Industrial Development Agency (Queens Baseball Stadium);
Series 2006, PILOT RB (INS-AMBAC) (e)	5.00%	01/01/26	5,000	4,778,100
Series 2006, PILOT RB (INS-AMBAC) (e)	5.00%	01/01/31	2,750	2,475,907
New York (City of) Industrial Development Agency (Visy Paper Inc.); Series 1995, RB (d)	7.95%	01/01/28	7,500	7,499,325
New York (City of) Industrial Development Agency; Series 2002 C, Civic Facility RB	6.80%	06/01/28	5,000	5,153,100
New York (City of); Series 1993 A-8, VRD Unlimited Tax GO Bonds (LOC-JP Morgan Chase Bank) (j)(k)	0.09%	08/01/17	315	315,000
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, Personal Income Tax RB (h)	5.00%	03/15/31	15,000	16,183,800
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2008, Non State Supported Debt RB	6.13%	12/01/29	2,125	2,131,226
Series 2008, Non State Supported Debt RB	6.25%	12/01/37	9,275	9,282,791
Series 2008, Non State Supported Debt RB	6.50%	12/01/21	10,100	10,668,428
New York (State of) Dormitory Authority (Winthrop South Nassau University Health System);
Series 2003 A, RB	5.50%	07/01/23	4,000	4,047,880
Series 2003 B, RB	5.75%	07/01/28	4,695	4,746,035
New York (State of) Energy Research & Development Authority; Series 1993, RB (g)	11.45%	04/01/20	2,500	2,522,250
New York Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB (h)	5.00%	06/15/34	20,000	21,257,200
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $2,121,407) (i)(m)	6.13%	02/15/19	$2,500	$25
Orange (County of) Industrial Development Agency (Arden Hill Life Care Center); Series 2001 A, Civic Facility RB	7.00%	08/01/31	4,000	3,315,400
Port Authority of New York & New Jersey (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	8,500	8,908,000
Port Authority of New York and New Jersey;
One Hundred Sixty-Ninth Series 2011, Consolidated Bonds (d)(h)	5.00%	10/15/27	15,400	16,534,980
One Hundred Sixty-Ninth Series 2011, Consolidated Bonds (d)(h)	5.00%	10/15/28	10,760	11,480,812
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB (b)(d)(g)(i)	6.63%	10/01/13	9,270	9,310,695
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (i)	5.50%	01/01/37	2,500	1,952,250
Suffolk (County of) Industrial Development Agency (Gerwin Jewish-Phase II); Series 2004, Civic Facility RB	6.70%	05/01/39	1,920	1,922,170
Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB (d)	6.38%	01/01/39	7,680	6,574,618
Sullivan (County of) Industrial Development Agency (Hebrew Academy for Special Children); Series 2002, Civic Facility RB	7.50%	06/01/32	4,190	3,991,897
Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.);
Series 2001 A, First Mortgage RB	7.38%	03/01/21	1,350	1,249,709
Series 2001 A, First Mortgage RB	7.38%	03/01/31	3,325	2,861,162
UTICA (City of) Industrial Development Agency (UTICA College Civic Facility); Series 2001, Civic Facility RB	6.75%	12/01/21	2,315	2,363,893
Westchester (County of) Industrial Development Agency (Kendal on Hudson); Series 2003 A, Continuing Care Retirement Mortgage IDR	6.38%	01/01/24	5,000	5,002,400

				259,110,937

North Carolina—0.70%
Halifax (County of) Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2001 A, RB (d)	5.90%	09/01/25	1,000	1,010,350
Johnston Memorial Hospital Authority (Johnston Memorial Hospital); ,
Series 2008, RB (INS-AGM) (e)(h)	5.25%	10/01/28	5,125	5,446,235
Series 2008, RB (INS-AGM) (e)(h)	5.25%	10/01/36	8,000	8,236,000
North Carolina (State of) Medical Care Commission (Arbor Acres Community); Series 2002, First Mortgage Health Care Facilities RB (a)(b)	6.25%	03/01/27	1,000	1,025,210
North Carolina (State of) Medical Care Commission (Baptist Retirement); Series 2001 A, First Mortgage Health Care Facilities RB	6.40%	10/01/31	7,050	6,584,912
North Carolina (State of) Medical Care Commission (Forest at Duke); Series 2002, First Mortgage Retirement Facilities RB (a)(b)	6.38%	09/01/12	3,000	3,137,430
North Carolina (State of) Medical Care Commission (Galloway Ridge); Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/39	1,520	1,444,942
North Carolina (State of) Medical Care Commission (Village at Brookwood); Series 2007, Ref. First Mortgage Retirement Facilities RB	5.25%	01/01/32	8,650	6,853,222

				33,738,301

North Dakota—0.17%
Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	2,400	2,020,968
Series 2006, Ref. Sr. Housing RB	5.20%	12/01/26	1,545	1,374,726
Traill (County of) (Hillsboro Medical Center); Series 2007, Health Care RB	5.50%	05/01/42	5,570	4,738,120

				8,133,814

Ohio—1.82%
Adams (County of) (Adams County Hospital); Series 2005, Facility Improvement RB	6.50%	09/01/36	20,455	13,532,414
Akron, Bath & Copley (Joint Township of) Hospital District (Summa Hospital); Series 1998 A, Hospital Facilities RB	5.38%	11/15/24	1,500	1,500,030
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Athens (City of) (O’Bleness Memorial Hospital District);
Series 2003 A, Ref. & Improvement Hospital Facilities RB	6.90%	11/15/23	$4,000	$4,017,320
Series 2003 A, Ref. & Improvement Hospital Facilities RB	7.13%	11/15/33	12,650	12,660,373
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/22	1,000	971,170
Series 2007 A, Health Care RB	6.00%	11/01/38	2,550	2,223,345
Cleveland-Cuyahoga (County of) Port Authority; Series 2001, Special Assessment Tax Increment RB	7.35%	12/01/31	5,000	5,021,950
Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	1,355	1,251,180
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	5,000	4,507,650
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/42	3,645	3,302,151
Cuyahoga (County of) (Franciscan Community Inc.); Series 2004 C, Health Care Facilities RB	6.25%	05/15/32	3,500	3,078,950
Hamilton (County of) (Garden Hill/Washington Park Apartments); Series 1996, MFH RB (d)(m)	7.75%	10/01/21	1,955	16,402
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	5,850	6,262,952
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	7,500	7,646,700
Montgomery (County of) (St. Leonard);
Series 2010, Ref. & Improvement Health Care MFH RB	6.38%	04/01/30	2,000	2,010,680
Series 2010, Ref. & Improvement Health Care MFH RB	6.63%	04/01/40	5,000	5,020,050
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation RB	6.20%	12/01/31	7,340	6,298,674
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	6,000	6,253,200
Pinnacle Community Infrastructure Financing Authority;
Series 2004 A, Facilities RB	6.00%	12/01/22	780	716,914
Series 2004 A, Facilities RB	6.25%	12/01/36	2,000	1,644,320

				87,936,425

Oklahoma—0.44%
Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/37	3,405	2,899,664
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	2,470	2,372,485
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center);
Series 2007, Hospital RB	5.00%	12/01/27	3,500	3,166,555
Series 2007, Hospital RB	5.13%	12/01/36	9,430	7,940,154
Tulsa (County of) Industrial Authority (Montereau, Inc.);
Series 2010 A, Sr. Living Community RB	7.25%	11/01/40	3,000	3,114,390
Series 2010 A, Sr. Living Community RB	7.25%	11/01/45	2,000	2,076,260

				21,569,508

Oregon—0.94%
Clastop Care Center Health District;
Series 1998, Sr. Housing RB	6.00%	08/01/14	500	491,875
Series 1998, Sr. Housing RB	6.88%	08/01/28	6,145	5,691,499
Douglas (County of) Hospital Facility Authority (Elderly Housing-Forest Glen); Series 1997 A, RB (c)	7.50%	09/01/27	1,600	796,832
Gillam (County of) (Waste Management); Series 2002, Solid Waste Disposal RB (d)	5.25%	07/01/29	9,220	9,240,468
Multnomah (County of) Hospital Facilities Authority (Terwilliger Plaza); Series 1999, RB (i)	6.50%	12/01/29	8,200	8,206,560
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (St. Anthony Village Housing); Series 1998 A, RB (d)	7.25%	06/01/28	7,655	7,055,307
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development RB (i)	6.38%	11/01/33	3,000	3,023,520
Yamhill (County of) Hospital Authority (Friendsview Retirement Community); Series 2003, RB (a)(b)	7.00%	12/01/13	9,925	11,255,248

				45,761,309

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—3.33%
Allegheny (County of) Hospital Development Authority (West Pennsylvania Health System); Series 2007 A, RB	5.38%	11/15/40	$3,750	$3,160,013
Allegheny (County of) Industrial Development Authority (AFCO Cargo PIT, LLC);
Series 1999, Cargo Facilities Lease RB (d)	6.63%	09/01/24	1,590	1,379,786
Series 2003, Cargo Facilities Lease RB (d)	7.75%	09/01/31	6,420	5,998,142
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,500	1,441,860
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (d)	6.13%	11/01/34	4,740	3,981,695
Blair (County of) Industrial Development Authority (Village of Pennsylvania State); Series 2002 A, First Mortgage RB (m)	7.00%	01/01/34	4,275	2,778,665
Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility);
Series 2005 A, Retirement Community RB	6.13%	01/01/25	1,500	1,465,260
Series 2005 A, Retirement Community RB	6.25%	01/01/35	5,850	5,487,124
Bucks (County of) Industrial Development Authority (Chandler);
Series 1999, First Mortgage Health Care Facilities RB	6.10%	05/01/14	640	640,051
Series 1999, First Mortgage Health Care Facilities RB	6.20%	05/01/19	1,900	1,845,033
Series 1999, First Mortgage Health Care Facilities RB	6.30%	05/01/29	3,450	3,064,290
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 1999, Ref. RB	6.38%	12/01/19	1,000	1,000,150
Series 1999, Ref. RB	6.38%	12/01/24	2,500	2,499,875
Chester (County of) Health & Education Facilities Authority (Jenner’s Pond, Inc.);
Series 2002, Sr. Living Facility RB (a)(b)	7.25%	07/01/12	2,250	2,387,048
Series 2002, Sr. Living Facility RB (a)(b)	7.63%	07/01/12	2,200	2,338,754
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/45	8,000	7,472,640
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	11,080	10,029,838
Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Parking RB	6.00%	01/01/25	7,825	6,286,605
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center);
Series 2006, Hospital RB	5.88%	07/01/31	2,500	2,232,950
Series 2006, Hospital RB	5.90%	07/01/40	4,300	3,726,079
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB	6.00%	09/01/36	8,500	7,542,050
Hazelton (City of) Health Services Authority (St. Joseph Medical Center); Series 1996, Hospital RB	6.20%	07/01/26	2,230	2,230,691
Indiana (County of) Industrial Development Authority (PSEG Power LLC); Series 2001, PCR (d)	5.85%	06/01/27	2,200	2,221,868
Lancaster (County of) Hospital Authority (St. Anne’s Home for the Aged, Inc.); Series 1999, Health Center RB	6.63%	04/01/28	1,000	969,850
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Home Inc.);
Series 1999 A, First Mortgage RB	6.00%	12/15/23	2,000	1,860,480
Series 2001, First Mortgage RB	7.63%	11/01/21	1,200	1,220,988
Series 2001, First Mortgage RB	7.75%	11/01/33	3,000	3,029,880
Lehigh (County of) General Purpose Authority (KidsPeace Obligated Group);
Series 1998, RB	6.00%	11/01/18	3,000	1,988,520
Series 1998, RB	6.00%	11/01/23	9,085	5,479,799
Series 1999, RB	6.20%	11/01/14	2,280	1,782,116
Lehigh (County of) Industrial Development Authority (Lifepath, Inc.);
Series 1998, Health Facility RB	6.10%	06/01/18	2,120	1,902,954
Series 1998, Health Facility RB	6.30%	06/01/28	4,000	3,108,840
Montgomery (County of) (Adv. Geriatric); Series 1993 A, Health Care RB	8.38%	07/01/23	2,650	2,639,029
Montgomery (County of) Higher Education & Health Authority (AHF/Montgomery Inc.); Series 2006, Ref. Improvement RB	6.88%	04/01/36	8,185	7,737,444
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	7.00%	12/01/35	6,000	6,340,080
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care);
Series 2005, Mortgage RB	6.13%	02/01/28	$1,500	$1,314,780
Series 2005, Mortgage RB	6.25%	02/01/35	9,505	8,024,691
Montgomery (County of) Industrial Development Authority (Wordsworth Academy); Series 1994, RB	7.75%	09/01/14	1,195	1,195,860
Mt. Lebanon Hospital Authority (St. Clair Memorial Hospital); Series 2002 A, RB	5.63%	07/01/32	1,600	1,604,384
Northeastern Pennsylvania Hospital & Education Authority (Oakwood Terrace);
Series 1999, Health Care RB	7.13%	10/01/29	3,260	3,114,832
Series 2005, Health Care RB (Acquired 12/27/05; Cost $1,540,000) (i)	6.50%	10/01/32	1,540	1,378,747
Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania); Series 2000 A, Student Housing RB	6.75%	09/01/32	1,965	1,979,698
Philadelphia (City of) Authority for Industrial Development (Baptist Home of Philadelphia);
Series 1998 A, Health Care Facility RB	5.50%	11/15/18	1,350	796,109
Series 1998 A, Health Care Facility RB	5.60%	11/15/28	5,485	2,001,970
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Centralized Company Human Services, Inc.);
Series 2002 A, RB	6.13%	01/01/13	930	917,687
Series 2002 A, RB	7.25%	01/01/21	4,000	3,863,320
Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development RB (d)	7.75%	12/01/17	11,550	11,560,164
Susquehanna Area Regional Airport Authority; Series 2008 A, Airport System RB (d)	6.50%	01/01/38	4,300	4,167,044

				161,189,733

Puerto Rico—0.32%
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2004 I, RB (a)(b)	5.25%	07/01/14	75	83,413
Puerto Rico Sales Tax Financing Corp.;
First Sub-Series 2010 C, Sales Tax CAB RB (f)	0.00%	08/01/38	53,500	10,112,570
Series 2010 A, CAB RB (f)	0.00%	08/01/36	23,650	5,089,480

				15,285,463

Rhode Island—0.26%
Rhode Island Economic Development Corp. (Providence Place); Series 2000, Sub. Obligation RB	7.25%	07/01/20	3,550	3,506,548
Tobacco Settlement Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	9,800	8,999,144

				12,505,692

South Carolina—0.81%
Lancaster (County of) (Sun City Carolina Lakes); Series 2006, Assessment RB	5.45%	12/01/37	1,455	1,229,329
Lauren County School District No. 055; Series 2005, Installment Purchase RB	5.25%	12/01/30	4,080	4,149,850
Myrtle Beach (City of) (Myrtle Beach Air Force Base);
Series 2006 A, Tax Increment Allocation RB	5.25%	10/01/26	935	764,428
Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/35	1,250	945,475
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	5,000	5,121,600
Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	14,700	14,913,150
Series 2003 C, Hospital Facilities RB (a)(b)	6.38%	08/01/13	4,005	4,396,208
Series 2003 C, Hospital Facilities RB (a)(b)	6.38%	08/01/13	495	543,352
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2007 A, RB (m)	6.00%	11/15/27	2,000	789,980
Series 2007 A, RB (m)	6.00%	11/15/37	3,700	1,461,463
Series 2007 A, RB (m)	6.00%	11/15/42	7,800	3,080,922
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	2,500	2,069,375

				39,465,132

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Dakota—0.24%
Keystone (Town of) (Water Quality Management Corp.); Series 1998 A, Economic Development RB (d)	6.00%	12/15/18	$795	$775,682
Minnehaha (County of) (Bethany Lutheran Home); Series 2002 A, Health Care Facilities RB (a)(b)	7.00%	12/01/12	3,750	3,990,412
Sioux Falls (City of) (Dow Rummel Village);
Series 2002 A, Health Facilities RB (a)(b)	6.63%	11/15/12	1,750	1,843,380
Series 2002 A, Health Facilities RB (a)(b)	6.75%	11/15/12	3,250	3,427,288
Series 2006, Ref. Health Facilities RB	5.00%	11/15/33	2,000	1,586,700

				11,623,462

Tennessee—1.43%
Johnson City (City of) Health & Educational Facilities Board (Appalachian Christian Village);
Series 2004 A, Retirement Facilities RB	6.00%	02/15/19	1,015	1,014,888
Series 2004 A, Retirement Facilities RB	6.00%	02/15/24	1,000	957,380
Series 2004 A, Retirement Facilities RB	6.25%	02/15/32	2,950	2,749,872
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2000 A, Ref. First Mortgage Hospital RB (a)(b)	7.50%	07/01/12	5,000	5,312,650
Series 2000 A, Ref. First Mortgage Hospital RB (a)(b)	7.50%	07/01/12	4,000	4,250,120
Knox (County of) Health & Educational Facilities Board (Baptist Health System East Tennessee); Series 2002, Hospital Facilities RB (a)(b)	6.50%	04/15/12	2,500	2,583,750
Memphis (City of) Health Educational & Housing Facility Board (Hilldale Apartments); Series 2007, MFH RB (d)	6.70%	11/01/37	4,420	3,668,644
Metropolitan Government of Nashville & Davidson (County of) Health & Educational Facilities Board (Blakeford at Green Hills); Series 1998, Ref. RB	5.65%	07/01/24	4,650	4,424,614
Shelby (County of) Health Educational & Housing Facilities Board (Germantown Village);
Series 2003 A, Residential Care Facility Mortgage RB	7.25%	12/01/34	14,800	14,202,228
Series 2003 A, Residential Care Facility Mortgage RB	6.38%	12/01/13	1,100	1,096,799
Series 2003 A, Residential Care Facility Mortgage RB	7.00%	12/01/23	3,650	3,515,571
Shelby (County of) Health Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/25	3,000	2,877,780
Shelby (County of) Health Educational & Housing Facilities Board (The Village at Germantown); Series 2006, Residential Care Facility Mortgage RB	6.25%	12/01/34	725	624,617
Shelby (County of) Health Educational & Housing Facilities Board (Trezevant Manor);
Series 2006 A, RB	5.63%	09/01/26	1,000	947,790
Series 2006 A, RB	5.75%	09/01/37	2,000	1,799,660
Sullivain (County of) Health Educational & Housing Facilities Board (Wellmont Health System); Series 2002, Hospital RB (a)(b)	6.25%	09/01/12	4,500	4,747,545
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	13,585	14,410,696

				69,184,604

Texas—11.38%
ABIA Development Corp. (Austin Belly Port Development, LLC); Series 1998 A, Airport Facilities RB (d)	6.50%	10/01/23	5,880	5,092,962
Abilene Health Facilities Development Corp. (Sears Methodist Retirement System Obligated Group);
Series 2003 A, Retirement Facilities RB	6.75%	11/15/28	2,000	1,736,760
Series 2003 A, Retirement Facilities RB	7.00%	11/15/33	5,000	4,325,450
Alliance (City of) Airport Authority (American Airlines, Inc.); Series 2007, Ref. RB (d)(m)	5.25%	12/01/29	6,750	1,284,525
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental RB (d)(m)	6.50%	11/01/29	9,480	5,524,754
Atlanta (City of) Hospital Authority;
Series 1999, Hospital Facility RB	6.70%	08/01/19	790	785,521
Series 1999, Hospital Facility RB	6.75%	08/01/29	3,735	3,444,529
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Convention Center Second Tier RB (i)	5.75%	01/01/34	5,060	4,701,752
Austin-Bergstrom Landhost Enterprises Inc.; Series 1999 A, Sr. Airport & Hotel RB (l)	3.38%	04/01/27	2,920	1,618,936
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Bexar County Health Facilities Development Corp. (Army Retirement Residence);
Series 2002, RB (a)(b)	6.13%	07/01/12	$750	$781,748
Series 2002, RB (a)(b)	6.30%	07/01/12	1,000	1,043,350
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB (d)	7.00%	01/01/39	4,115	3,793,207
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	7,465	7,712,465
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB	6.75%	01/01/41	14,500	14,519,285
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	5,000	5,106,850
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	7.25%	04/01/32	9,445	9,616,332
Dallas-Fort Worth International Airport Facilities Improvement Corp. (American Airlines);
Series 1995, RB (m)	6.00%	11/01/14	11,335	2,155,124
Series 1999, RB (d)(m)	6.38%	05/01/35	2,030	386,167
Series 2007, Ref. RB (d)(m)	5.50%	11/01/30	15,100	2,873,228
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2004 A, RB	7.00%	09/01/25	10,500	10,581,690
Series 2004 A, RB	7.13%	09/01/34	7,250	7,253,842
Grand Prairie Housing Finance Corp. (Independent Senior Living Center);
Series 2003, Priority Lien RB	7.50%	07/01/17	1,040	1,049,350
Series 2003, Priority Lien RB	7.63%	01/01/20	655	667,609
Series 2003, Priority Lien RB	7.75%	01/01/34	6,795	6,814,230
Series 2003, Sub. Lien RB	7.50%	07/01/17	610	29,536
Series 2003, Sub. Lien RB	7.63%	01/01/20	345	16,705
Series 2003, Sub. Lien RB	7.75%	01/01/34	3,595	174,070
Grapevine Industrial Development Corp. (Air Cargo); Series 2002, Sr. RB (d)	6.50%	01/01/24	1,850	1,647,203
Gregg County Health Facilities Development Corp. (Good Shepherd);
Series 2002 A, Hospital RB (a)(b)	6.38%	10/01/12	1,830	1,923,787
Series 2002 A, Hospital RB	6.38%	10/01/21	1,170	1,182,460
Series 2002 A, Hospital RB (a)(b)	6.50%	10/01/12	1,220	1,283,806
Series 2002 A, Hospital RB	6.50%	10/01/26	2,070	2,081,364
Series 2002 A, Hospital RB	6.50%	10/01/29	780	783,650
HFDC of Central Texas, Inc. (Legacy at Willow Bend); Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	8,100	7,210,377
HFDC of Central Texas, Inc. (Sears Tyler Methodist);
Series 2009 A, RB	7.75%	11/15/29	4,910	4,818,478
Series 2009 A, RB	7.75%	11/15/44	15,345	14,603,223
HFDC of Central Texas, Inc. (Village at Gleannloch Farms);
Series 2006 A, Retirement Facilities RB	5.50%	02/15/27	4,300	3,493,449
Series 2006 A, Retirement Facilities RB	5.50%	02/15/37	14,000	10,300,220
HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	3,155	2,637,927
Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/33	1,500	1,405,980
Series 2008, RB	6.00%	02/15/38	2,000	1,844,100
Houston (City of) (Continental Airlines, Inc. Terminal E);
Series 1998 C, Airport System Special Facilities RB (d)	5.70%	07/15/29	4,730	4,160,177
Series 2001 E, Airport System Special Facilities RB (d)	6.75%	07/01/29	6,000	5,961,120
Houston (City of) (Continental Airlines, Inc.);
Series 2011 A, Ref. Airport System Special Facilities RB (d)	6.50%	07/15/30	2,000	1,977,280
Series 2011 A, Ref. Airport System Special Facilities RB (d)	6.63%	07/15/38	5,000	4,938,500
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB (h)	5.00%	07/01/23	6,580	7,267,873
Series 2009 A, Ref. Sr. Lien Airport System RB (h)	5.00%	07/01/24	3,670	4,006,979
Series 2009 A, Ref. Sr. Lien Airport System RB (h)	5.00%	07/01/25	6,800	7,347,400
Series 2009 A, Ref. Sr. Lien Airport System RB (h)	5.00%	07/01/26	3,000	3,216,060
Series 2011 A, Ref. First Lien Utility System RB (h)	5.25%	11/15/31	18,360	20,095,020
Houston Health Facilities Development Corp. (Buckingham Senior Living Community); Series 2004 A, Retirement Facilities RB (a)(b)	7.00%	02/15/14	500	573,345
Houston Industrial Development Corp. (Air Cargo); Series 2002, Sr. RB (d)	6.38%	01/01/23	3,960	3,512,362
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
La Vernia Higher Education Finance Corp. (Kipp, Inc.);
Series 2009 A, RB	6.25%	08/15/39	$1,210	$1,279,502
Series 2009 A, RB	6.38%	08/15/44	7,225	7,673,022
Lone Star College System; Series 2009, Limited Tax GO Bonds (h)	5.00%	08/15/34	23,200	25,606,304
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community);
Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	9,000	8,404,830
Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	2,500	2,402,100
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, Health System RB	5.50%	02/15/37	3,000	2,561,160
Meadow Parc Development, Inc. (Meadow Parc Apartments); Series 1998, MFH RB	6.50%	12/01/30	10,320	9,351,158
Midlothian (City of) Development Authority; Series 2004, Tax Increment Contract Allocation RB (i)	6.20%	11/15/29	3,500	3,511,340
North Texas Tollway Authority;
Series 2008 A, First Tier RB (INS-BHAC) (e)(h)	5.75%	01/01/48	30,545	32,423,212
Series 2011 B, Special Project System CAB RB (f)	0.00%	09/01/37	15,500	3,058,460
Orange Housing Development Corp. (Villages at Pine Hollow); Series 1998, MFH RB	8.00%	03/01/28	3,335	3,007,836
Pharr (City of) Higher Education Finance Authority (Idea Public Schools); Series 2009 A, Education RB	6.50%	08/15/39	4,000	4,205,600
San Antonio Convention Hotel Finance Corp. (Empowerment Zone); Series 2005 A, Contract RB (INS-AMBAC) (d)(e)	5.00%	07/15/39	15,900	13,930,785
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.38%	11/15/44	8,650	8,773,435
Tarrant County of Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2009 A, Retirement Facility RB	8.00%	02/15/38	11,000	11,136,180
Series 2009 B-1, Retirement Facility RB	7.25%	02/15/16	5,000	5,013,100
Tarrant County Cultural Education Facilities Finance Corp. (Mirador);
Series 2010 A, Retirement Facility RB	8.13%	11/15/39	6,000	5,933,040
Series 2010 A, Retirement Facility RB	8.25%	11/15/44	9,000	8,943,930
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2009 C-1, Retirement Facility RB	7.50%	11/15/16	20,000	20,042,400
Series 2009 C-2, Retirement Facility RB	6.50%	11/15/14	5,000	4,999,800
Texas (State of) Department Housing & Community Affairs (Linked SAVRS & RIBS); Series 1992 C, Home Mortgage RB (CEP-GNMA) (d)(e)	6.90%	07/02/24	450	471,794
Texas (State of) Public Finance Authority (School Excellence Education); Series 2004 A, Charter School Finance Corp. RB (i)	7.00%	12/01/34	3,515	3,338,442
Texas (State of) Turnpike Authority (Central Texas Turnpike);
Series 2002, CAB RB (INS-AMBAC) (e)(f)	0.00%	08/15/32	22,115	5,839,245
Series 2002, CAB RB (INS-AMBAC) (e)(f)	0.00%	08/15/33	28,165	6,944,362
Series 2002, CAB RB (INS-AMBAC) (e)(f)	0.00%	08/15/36	19,000	3,760,290
Series 2002, CAB RB (INS-AMBAC) (e)(f)	0.00%	08/15/37	30,000	5,546,700
Texas (State of) Water Development Board; Series 2008 B, Sub. Lien State Revolving Fund RB (h)	5.00%	07/15/29	5,000	5,390,600
Texas (State of) Water Development Board;
Series 2008 A, Sub. Lien State Revolving Fund RB (h)	5.00%	07/15/25	15,000	16,600,650
Series 2008 B, Sub. Lien State Revolving Fund RB (h)	5.00%	07/15/28	11,425	12,382,529
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/40	15,545	16,856,843
Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	18,100	19,388,539
Texas Student Housing Corp. (Midwestern State University);
Series 2002, RB (a)(b)	6.50%	09/01/12	1,000	1,056,860
Series 2002, RB (a)(b)	6.50%	09/01/12	5,875	6,209,052
Tyler Health Facilities Development Corp. (Mother Frances Hospital); Series 2007, Ref. RB	5.00%	07/01/33	10,000	9,536,200
University of Texas;
Series 2004 D, Financing System RB (a)(b)(h)	5.00%	08/15/14	10,000	11,140,100
Series 2004 D, Financing System RB (a)(b)(h)	5.00%	08/15/14	15,000	16,710,150
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Woodhill Public Facilities Corp. (Woodhill Apartments); Series 1999, MFH RB	7.50%	12/01/29	$7,000	$6,637,190

				551,428,857

Utah—0.35%
Eagle Mountain (City of) (Special Improvement District No. 2000-1); Series 2006, Special Assessment Bonds	8.25%	02/01/21	1,193	1,205,705
Tooele (County of) (Union Pacific); Series 1992, Hazardous Waste Treatment RB (d)	5.70%	11/01/26	5,000	5,014,800
Utah (State of) Charter School Finance Authority (George Washington Academy); Series 2008 A, Charter School RB	7.00%	07/15/40	5,000	4,728,950
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, Charter School RB	6.25%	07/15/30	1,250	1,208,563
Series 2010, Charter School RB	6.38%	07/15/40	1,000	943,620
Utah (State of) Housing Finance Agency (RHA Community Services); Series 1997 A, RB	6.88%	07/01/27	4,240	4,064,040

				17,165,678

Vermont—0.18%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	4,750	3,871,488
Vermont (State of) Educational & Health Buildings Financing Agency (Developmental & Mental Health);
Series 2002 A, RB	6.38%	06/15/22	1,290	1,248,036
Series 2002 A, RB	6.50%	06/15/32	2,170	1,986,613
Vermont (State of) Educational & Health Buildings Financing Agency (Vermont Council Development Mental Health);
Series 1999 A, RB	6.13%	12/15/14	565	573,046
Series 1999 A, RB	6.25%	12/15/19	885	874,265

				8,553,448

Virgin Islands—0.10%
Virgin Islands (Commonwealth of) (Matching Fund Loan Note-Diago); Series 2009 A, RB	6.75%	10/01/37	4,500	4,825,665

Virginia—1.76%
Albemarle (County of) Industrial Development Authority (Covenant School, Inc.); Series 2001 A, Educational Facilities RB	7.75%	07/15/32	4,000	3,924,920
Bell Creek Community Development Authority;
Series 2003 A, Special Assessment Bonds	6.75%	03/01/22	331	332,526
Series 2003 B, Special Assessment Bonds	7.00%	03/01/32	1,710	1,657,657
Broad Street Community Development Authority; Series 2003, Special Assessment RB (a)(b)	7.50%	06/01/13	7,483	8,351,103
Celebrate North Community Development Authority (Celebrate Virginia North);
Series 2003 B, Special Assessment RB	6.60%	03/01/25	1,412	947,960
Series 2003 B, Special Assessment RB	6.75%	03/01/34	7,745	5,188,918
Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment Bonds	6.25%	03/01/37	9,700	6,193,159
Chesterfield (County of) Economic Development Authority (Brandermill Woods); Series 1998, Ref. Mortgage RB (i)	6.50%	01/01/28	3,900	3,555,669
Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	3,000	2,788,770
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	3,500	3,191,335
Dulles Town Center Community Development Authority (Dulles Town Center); Series 1998, Special Assessment Bonds	6.25%	03/01/26	2,355	2,355,471
Fairfax (County of) Economic Development Authority (Lewinsville Retirement Village); Series 2007 A, Sr. Living RB	5.25%	03/01/32	2,250	1,852,155
Henrico (County of) Economic Development Authority (United Methodist); Series 2002 A, Health Care Facility RB (a)(b)	6.70%	06/01/12	795	820,289
Isle Wight (County of) Industrial Development Authority; Series 2003 A, Environment Improvement RB (d)	5.70%	11/01/27	5,200	5,220,332
Lexington (City of) Industrial Development Authority (Kendal at Lexington); Series 2007 A, Residential Care Facilities Mortgage RB	5.50%	01/01/37	3,050	2,611,379
New Port Community Development Authority;
Series 2006, Special Assessment Bonds	5.50%	09/01/26	956	563,801
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia—(continued)
Series 2006, Special Assessment Bonds	5.60%	09/01/36	$2,500	$1,390,225
Peninsula Town Center Community Development Authority;
Series 2007, Special Obligation RB	6.35%	09/01/28	1,487	1,501,052
Series 2007, Special Obligation RB	6.45%	09/01/37	4,219	4,248,617
The Farms of New Kent Community Development Authority;
Series 2006 B, Special Assessment Bonds	5.45%	03/01/36	7,000	4,204,270
Series 2006 C, Special Assessment Bonds	5.80%	03/01/36	7,250	4,354,205
Virginia (State of) Gateway Community Development Authority (Prince William City); Series 2003, Special Assessment Bonds	6.38%	03/01/30	3,859	3,895,082
Virginia (State of) Gateway Community Development Authority; Series 1999, Special Assessment Bonds	6.25%	03/01/26	1,645	1,645,461
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (i)	9.00%	07/01/39	8,300	8,752,018
Washington (County of) Industrial Development Authority (Mountain State Health Alliance); Series 2009 C, Hospital Facility RB	7.75%	07/01/38	5,000	5,676,050

				85,222,424

Washington—3.36%
Kalispel Tribe of Indians; Series 2008, Priority District Washington RB	6.75%	01/01/38	8,000	6,530,000
Kennewick (City of) Public Hospital District; Series 2001, Ref. Improvement RB	6.30%	01/01/25	2,000	1,961,520
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2009, Ref. Improvement Limited Tax GO Bonds	7.25%	12/01/38	9,625	9,704,599
Series 2011, Ref. Improvement Limited Tax GO Bonds	7.00%	12/01/40	4,000	4,000,000
King (County of) Washington Sewer Revenue; Series 2011 B, Ref. RB (h)	5.00%	01/01/34	38,540	41,193,094
Seattle Industrial Development Corp. (Northwest Airlines, Inc.); Series 2001, Special Facilities RB (d)	7.25%	04/01/30	24,060	23,936,091
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2004, Ref. RB	6.00%	12/01/23	1,000	1,024,760
Series 2010, RB	5.75%	12/01/35	4,000	3,920,960
Series 2010, RB	6.00%	12/01/30	3,160	3,236,093
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB	7.00%	07/01/39	9,145	9,478,335
Washington (State of) Health Care Facilities Authority (Kadlec Regional Medical Center); Series 2010, RB	5.50%	12/01/39	3,500	3,329,935
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	10,800	11,992,968
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.63%	10/01/40	3,415	3,484,051
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008 A, Non-Profit RB (i)	6.20%	01/01/36	19,025	18,356,081
Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds (h)	5.00%	02/01/29	18,450	20,530,607

				162,679,094

West Virginia—0.54%
Harrison (County of) (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (d)	5.50%	10/15/37	5,250	5,150,197
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, Hospital RB	6.00%	10/01/20	1,500	1,492,755
Series 2008, Hospital RB	6.50%	10/01/38	8,000	7,685,760
Series 2008, Hospital RB	6.75%	10/01/43	12,000	11,897,640

				26,226,352

Wisconsin—1.04%
Hudson (City of) (Christian Community Home, Inc.); Series 2003, Health Care Facility RB	6.50%	04/01/33	3,545	3,433,474
Milwaukee (City of) (Air Cargo);
Series 2002, Sr. RB (d)	6.50%	01/01/25	1,440	1,274,587
Series 2002, Sub. RB (d)	7.50%	01/01/25	2,250	2,158,988
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB (d)	5.75%	11/01/37	4,000	4,041,680
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin—(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Community Memorial Hospital, Inc.);
Series 2003, RB	7.13%	01/15/22	$935	$918,740
Series 2003, RB	7.25%	01/15/33	2,355	2,240,264
Wisconsin (State of) Health & Educational Facilities Authority (Divine Savior Health Care); Series 2002 C, RB (a)(b)	7.50%	05/01/12	3,380	3,480,048
Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle Place, Inc.);
Series 2004, RB	6.00%	12/01/24	1,750	1,126,615
Series 2004, RB	6.13%	12/01/34	4,400	2,667,280
Wisconsin (State of) Health & Educational Facilities Authority (Froedert & Community); Series 2001, RB	5.38%	10/01/30	330	332,310
Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.);
Series 1998, RB	5.75%	10/01/18	1,115	1,087,582
Series 1998, RB	5.75%	10/01/28	2,485	2,164,808
Series 1998, Special Term RB	5.90%	10/01/28	335	296,733
Wisconsin (State of) Health & Educational Facilities Authority (New Castle Place); Series 2001 A, RB	7.00%	12/01/31	2,750	2,192,767
Wisconsin (State of) Health & Educational Facilities Authority (Southwest Health Center);
Series 2004 A, RB	6.13%	04/01/24	1,500	1,496,894
Series 2004 A, RB	6.25%	04/01/34	1,750	1,683,693
Wisconsin (State of) Health & Educational Facilities Authority (Tomah Memorial Hospital, Inc.);
Series 2003, RB	6.50%	07/01/23	1,200	1,205,448
Series 2003, RB	6.63%	07/01/28	1,000	1,002,300
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/28	5,980	6,052,537
Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/35	10,150	10,279,209
Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	1,000	1,029,550

				50,165,507

Wyoming—0.11%
Teton (County of) Hospital District (St. John’s Medical Center);
Series 2002, RB (a)(b)	6.75%	12/01/12	2,100	2,188,074
Series 2002, RB (a)(b)	6.75%	12/01/12	835	870,020
Series 2002, RB (a)(b)	6.75%	12/01/12	2,165	2,255,800

				5,313,894

TOTAL INVESTMENTS(n)—107.93% (Cost $5,536,653,800)				5,227,570,677

FLOATING RATE NOTE OBLIGATIONS—(9.76)%
Notes with interest rates ranging from 0.13% to 0.28% at 11/30/11 and contractual maturities of collateral ranging from 07/01/22 to 06/15/50 (See Note 1E)(o)				(472,515,000)

OTHER ASSETS LESS LIABILITIES—1.83%				88,404,099

NET ASSETS—100.00%				$4,843,459,776

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp.

BAN	— Bond Anticipation Notes

BHAC	— Berkshire Hathaway Assurance Corp.

CAB	— Capital Appreciation Bonds

CEP	— Credit Enhancement Provider

COP	— Certificates of Participation

Ctfs.	— Certificates

GNMA	— Government National Mortgage Association

GO	— General Obligation
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

IDR	— Industrial Development Revenue Bonds

INS	— Insurer

LOC	— Letter of Credit

MFH	— Multi-Family Housing

NATL	— National Public Finance Guarantee Corp.

PCR	— Pollution Control Revenue Bonds

PILOT	— Payment-in-Lieu-of-Tax

RB	— Revenue Bonds

Ref.	— Refunding

RN	— Revenue Notes

SGI	— Syncora Guarantee, Inc.

Sr.	— Senior

Sub.	— Subordinated

TEMPS	— Tax-Exempt Mandatory Paydown Securities

VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2011 was $22,711,468, which represented 0.47% of the Fund’s Net Assets.

(d)	Security subject to the alternative minimum tax.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.

(f)	Zero coupon bond issued at a discount.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(h)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1E.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $210,036,286, which represented 4.34% of the Fund’s Net Assets.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.

(m)	Defaulted security. Currently, the issuer is in default with respect to principal and interest payments. The value of these securities at November 30, 2011 was $72,536,868 which represented 1.50% of the Fund’s Net Assets.

(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% of the securities held in the portfolio.

(o)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Funds’s investments with a value of $799,143,717 are held by Dealer Trusts and serve as collateral for the $472,515,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Van Kampen High Yield Municipal Fund

D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
     The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Van Kampen High Yield Municipal Fund

NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$5,227,570,677	$—	$5,227,570,677
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2011 was $671,023,593 and $1,096,834,467, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$168,464,668
Aggregate unrealized (depreciation) of investment securities	(475,509,890)

Net unrealized appreciation (depreciation) of investment securities	$(307,045,222)

Cost of investments for tax purposes is $5,534,615,899.
Invesco Van Kampen High Yield Municipal Fund

Invesco Van Kampen Intermediate Term
Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	VK-ITMI-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—99.90%
Alabama—0.20%
Health Care Authority for Baptist Health (The); Series 2009 A, RB (a)(b)	6.13%	05/15/12	$1,000	$1,019,540

Alaska—1.18%
Alaska (State of) Municipal Bond Bank Authority;
Series 2009 1, RB	5.00%	09/01/22	250	282,828
Series 2009 1, RB	5.25%	09/01/24	400	449,632
Alaska Railroad Corp. (FTA Section 5307 Urbanized Area Formula Funds & Section 5309 Fixed Guideway Modernization Formula Funds); Series 2007, Capital Grant Receipts RB (INS-NATL) (c)	5.00%	08/01/15	2,680	2,998,732
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB (INS-AGC) (c)	5.00%	09/01/19	1,000	1,194,450
Series 2009, Lease RB (INS-AGC) (c)	5.50%	09/01/23	1,000	1,168,570

				6,094,212

Arizona—3.13%
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/26	2,000	2,084,660
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West);
Series 2009 A, Health Facilities RB	5.00%	07/01/14	500	537,940
Series 2009 C, Health Facilities RB (a)(b)	5.00%	07/01/14	1,500	1,626,885
Maricopa County Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR (a)(b)	6.00%	05/01/14	2,400	2,625,720
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (a)(b)	5.50%	06/01/14	1,000	1,077,980
Series 2009 E, PCR (a)(b)	5.75%	06/01/16	1,000	1,128,910
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	6.13%	01/01/20	500	485,570
Phoenix Civic Improvement Corp.; Series 2008 B, Sr. Lien Airport RB (d)	5.00%	07/01/13	1,000	1,058,470
Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2008, Water & Wastewater RB (d)	6.38%	12/01/18	500	514,040
Pinal (County of) Electric District No. 4; Series 2008, Electric System RB	5.25%	12/01/18	500	544,210
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB	5.00%	01/01/22	1,000	1,161,050
University Medical Center Corp.; Series 2009, Hospital RB	5.25%	07/01/17	1,000	1,079,900
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	2,000	2,156,800

				16,082,135

California—10.17%
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	5.38%	07/01/19	1,000	1,040,020
Alhambra (City of) (Atherton Baptist Homes); Series 2010 B, RB	6.63%	01/01/17	955	955,535
California (State of) Department of Water Resources; Series 2002 A, Power Supply RB (b)(e)	5.38%	05/01/12	1,500	1,547,400
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 C, RB	5.00%	03/01/14	500	533,850
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 F, RB (a)(b)	5.00%	07/01/14	500	540,575
California (State of) Municipal Finance Authority (Community Hospitals Central California); Series 2007, COP	5.00%	02/01/21	2,000	1,985,360
California (State of) Municipal Finance Authority (High Technology High Chula Vista); Series 2008 B, Educational Facility RB (f)	5.50%	07/01/18	875	863,100
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.25%	08/01/24	2,000	2,347,200
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	5.25%	11/15/14	805	832,708
Series 2009, Senior Living RB	6.25%	11/15/19	600	647,424

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Desert Hot Springs (City of) Redevelopment Agency (Merged Redevelopment); Series 2008 A-2, Tax Allocation RB	5.00%	09/01/23	$1,000	$808,880
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/22	1,000	1,175,080
Indio (City of) Redevelopment Agency (Indio Merged Redevelopment); Series 2008 A, Sub. Tax Allocation Bonds	5.00%	08/15/24	1,470	1,409,789
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/22	3,200	3,727,648
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	5.50%	03/01/18	165	160,449
Oakland (Port of);
Series 2002 L, RB (b)(d)(e)	5.00%	11/01/12	170	177,101
Series 2002 L, RB (INS-NATL) (c)(d)	5.00%	11/01/21	1,330	1,344,018
Palm Springs (City of) (Palm Springs International Airport); Series 2008, Ref. Sub. RB (d)	5.30%	07/01/13	215	215,443
Palomar Pomerado Health (Election of 2004); Series 2007 A, Unlimited Tax CAB GO Bonds (INS-NATL) (c)(g)	0.00%	08/01/16	1,880	1,629,509
Perris (City of) Public Financing Authority; Series 2006, Tax Allocation RB	4.75%	10/01/13	565	577,882
Regents of the University of California;
Series 2009 O, RB (h)	5.75%	05/15/23	795	963,119
Series 2009 O, RB (h)	5.75%	05/15/25	1,185	1,404,272
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	1,500	1,626,045
Riverside (County of) (Public Safety Communication and Refunding); Series 2007 A, COP (INS-AMBAC) (c)	5.00%	11/01/14	3,500	3,795,855
Sacramento (County of) (PFC Grant); Series 2009 D, Sub. Airport System RB	5.38%	07/01/26	2,000	2,139,260
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/20	1,000	1,007,180
San Francisco (City & County of) Airports Commission (San Francisco International Airport); Second Series 2011 C, Ref. RB (d)	5.00%	05/01/23	2,000	2,150,580
San Francisco (City & County of) Redevelopment Agency (Mission Bay South);
Series 2009 D, Tax Allocation RB	6.00%	08/01/20	1,085	1,142,038
Series 2009 D, Tax Allocation RB	6.25%	08/01/22	1,000	1,048,230
Series 2011 D, Tax Allocation RB	6.63%	08/01/27	500	522,455
San Jose (City of); Series 2011 A-1, Airport RB (d)	5.25%	03/01/26	2,000	2,029,860
San Luis Obispo (County of) Financing Authority (Lopez Dam Implant); Series 2011 A, Ref. RB (INS-AGM) (c)	5.50%	08/01/26	3,195	3,582,809
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/24	2,000	2,233,500
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(b)(c)	3.50%	05/31/13	1,500	1,501,305
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (g)	0.00%	04/01/14	3,700	3,490,950
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/23	1,000	1,181,900

				52,338,329

Colorado—1.56%
Colorado (State of) Health Facilities Authority (Christian Living Community); Series 2006 A, RB	5.25%	01/01/15	500	507,365
Colorado Springs (City of); Series 2003 A, Sub. Lien Utilities System Improvement RB (b)(e)	5.00%	11/15/13	1,560	1,698,871
Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds (h)	5.00%	08/01/24	2,000	2,284,220
Series 2008, Unlimited Tax GO Bonds (h)	5.00%	08/01/25	500	565,600
Regional Transportation District (Denver Transit Partners);
Series 2010, Private Activity RB	5.00%	01/15/22	750	757,808
Series 2010, Private Activity RB	5.25%	07/15/19	1,000	1,067,850
University of Colorado; Series 2009 A, Enterprise System RB	5.50%	06/01/25	1,000	1,150,750

				8,032,464

Connecticut—0.40%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (d)	5.50%	04/01/21	1,000	1,072,330
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	1,000	1,000,670

				2,073,000

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Delaware—0.09%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	$500	$488,185

District of Columbia—1.20%
District of Columbia;
Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	06/01/16	2,325	2,699,720
Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	06/01/19	3,000	3,472,860

				6,172,580

Florida—8.95%
Brevard County School District; Series 2004 B, Ref. COP (INS-NATL) (c)	5.00%	07/01/20	1,000	1,056,690
Broward (County of); Series 1998 E, Ref. Airport Systems RB (INS-NATL) (c)(d)	5.38%	10/01/13	1,000	1,003,210
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,081,510
Citizens Property Insurance Corp.; Series 2010 A-1, Sr. Sec. High Risk Account RB	5.25%	06/01/17	2,000	2,206,740
Florida (State of) Municipal Loan Council; Series 2007 A, RB (INS-NATL) (c)	5.00%	10/01/13	1,630	1,708,484
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/26	2,000	2,165,440
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/27	1,000	1,069,270
Florida (State of) State Board of Education; Series 2005 A, Lottery RB (INS-AMBAC) (c)	5.00%	07/01/19	2,500	2,755,975
Highlands (County of) Health Facilities Authority (Adventist Health Sunbelt); Series 2008 A, RB (a)(b)	6.50%	11/17/15	3,000	3,569,910
Miami-Dade (County of);
Series 2007, Ref. Gtd. Entitlement RB (INS-NATL) (c)	5.00%	08/01/12	4,655	4,780,545
Series 2007, Ref. Gtd. Entitlement RB (INS-NATL) (c)	5.00%	08/01/13	1,810	1,913,061
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. Health Care Facilities RB	5.38%	07/01/20	500	468,995
Orange (County of) School Board; Series 2002 A, COP (INS-AMBAC) (c)	5.25%	08/01/14	1,500	1,560,870
Osceola (County of);
Series 2007, Ref. Infrastructure Sales Surtax RB (INS-AMBAC) (c)	5.00%	10/01/12	1,930	1,997,473
Series 2007, Ref. Infrastructure Sales Surtax RB (INS-AMBAC) (c)	5.00%	10/01/13	3,140	3,358,984
Palm Beach School District;
Series 2007 D, Ref. COP (INS-NATL) (c)	5.00%	08/01/12	3,545	3,644,260
Series 2007 D, Ref. COP (INS-NATL) (c)	5.00%	08/01/13	3,735	3,967,728
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(b)(c)	5.35%	05/01/18	1,000	1,102,610
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.75%	10/01/22	750	746,948
St. Lucie (County of); Series 2007, Transportation RB (INS-AMBAC) (c)	5.00%	08/01/13	1,000	1,068,000
Tallahassee (City of) & Leon (County of) Blueprint 2000 Intergovernmental Agency;
Series 2007, Sales Tax RB (INS-NATL) (c)	5.00%	10/01/13	1,605	1,709,341
Series 2007, Sales Tax RB (INS-NATL) (c)	5.00%	10/01/14	1,500	1,636,890
Tampa (City of); Series 2010, Ref. Solid Waste System RB (INS-AGM) (c)(d)	5.00%	10/01/18	1,000	1,098,550
Tolomato Community Development District; Series 2007, Special Assessment RB (i)	6.45%	05/01/23	670	382,711

				46,054,195

Georgia—1.11%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation Bonds	6.75%	01/01/20	1,000	1,050,350
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation Bonds	5.40%	01/01/20	1,200	1,232,952
Atlanta (City of); Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,500	1,754,955
Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/24	1,000	1,052,020
Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	600	613,182

				5,703,459

Guam—0.43%
Guam (Territory of) (Section 30);
Series 2009 A, Government Limited Obligation RB	5.25%	12/01/17	1,000	1,091,520
Series 2009 A, Government Limited Obligation RB	5.50%	12/01/18	1,000	1,100,570

				2,192,090

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hawaii—0.24%
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2003 A, Special Purpose RB	7.88%	11/15/23	$250	$261,000
Hawaii (State of) Department of Budget & Finance; Series 2009 C-2, Special Purpose Senior Living RB	6.40%	11/15/14	960	965,491

				1,226,491

Idaho—0.27%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	500	570,510
Idaho (State of) Housing & Finance Association; Series 2008 A, Class I, Single Family Mortgage RB (d)	5.00%	07/01/17	800	840,592

				1,411,102

Illinois—9.62%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	883,340
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, RB	5.13%	11/01/25	1,500	1,494,765
Chicago (City of) (Metramarket Chicago); Series 2010 A, Tax Increment Allocation COP	6.87%	02/15/24	1,309	1,365,617
Chicago (City of) (Metropolitan Water Reclamation District of Greater Chicago); Series 2011 B, Capital Improvement Limited Tax GO Bonds (h)	5.00%	12/01/24	3,000	3,470,250
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation COP	7.13%	03/15/22	960	966,250
Chicago (City of) Board of Education (Dedicated Revenues); Series 2007 D, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	12/01/17	1,010	1,145,481
Chicago (City of) Transit Authority (FTA Section 5309);
Series 2008, Capital Grant Receipts RB (INS-AGC) (c)	5.25%	06/01/23	2,200	2,363,922
Series 2008, Capital Grant Receipts RB (INS-AGC) (c)	5.25%	06/01/24	3,965	4,228,316
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/27	1,000	1,078,680
Chicago (City of); Series 2011, Tax Increment Allocation COP	7.13%	05/01/21	750	784,252
Hodgkins (Village of); Series 2005, Ref. Sr. Lien Tax Allocation RB	5.00%	01/01/14	500	521,505
Huntley (City of) Special Service Area No. 7; Series 2007, Ref. Special Tax RB (INS-AGC) (c)	4.60%	03/01/17	921	985,286
Illinois (State of) Finance Authority (Advocate Healthcare Network); Series 2008 D, RB	6.13%	11/01/23	1,000	1,177,180
Illinois (State of) Finance Authority (Amerencips); Series 2000 A, Ref. PCR (a)(b)	5.50%	02/28/14	1,000	1,000,260
Illinois (State of) Finance Authority (Art Institute Chicago); Series 2009 A, RB	5.25%	03/01/19	1,000	1,166,470
Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 A, RB (INS-AMBAC) (c)	6.00%	02/01/23	900	985,644
Series 2008 A, RB (INS-AMBAC) (c)	6.00%	02/01/24	1,175	1,271,644
Series 2008 A, RB (INS-AMBAC) (c)	6.00%	02/01/26	380	404,385
Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB (i)	6.00%	08/15/22	750	33,525
Illinois (State of) Finance Authority (Illinois Institute Technology); Series 2009, RB	6.25%	02/01/19	1,635	1,638,564
Illinois (State of) Finance Authority (Landing at Plymouth); Series 2005 A, RB	5.25%	05/15/14	500	492,425
Illinois (State of) Finance Authority (Northwestern Medical Faculty Foundation, Inc.); Series 1998, Ref. RB (INS-NATL) (c)	5.00%	11/15/12	1,000	1,002,140
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	1,890	2,152,181
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	2,000	1,972,220
Illinois (State of) Finance Authority (Sherman Health System);
Series 1997, RB (INS-AMBAC) (c)	5.25%	08/01/17	1,500	1,502,415
Series 1997, RB (INS-AMBAC) (c)	5.25%	08/01/22	1,000	1,000,840
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Center); Series 2008, Ref. RB	6.00%	08/15/23	2,000	2,044,020
Illinois (State of) Municipal Electric Agency;
Series 2007 A, Power Supply System RB (INS-NATL) (c)	5.00%	02/01/13	1,065	1,111,881
Series 2007 A, Power Supply System RB (INS-NATL) (c)	5.00%	02/01/15	1,000	1,101,020
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds (e)(g)	0.00%	12/01/21	330	252,229
Madison & Jersey Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(g)	0.00%	12/01/20	2,900	1,976,698
Pingree Grove (Village of) (Cambridge Lakes); Series 2005-1, Special Tax RB	5.25%	03/01/15	693	676,188
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/21	3,000	3,241,050

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Round Lake Beach (Village of); Series 2003, Tax Allocation RB	4.65%	12/15/13	$315	$315,384
University of Illinois (Auxiliary Facilities System); Series 2011 A, RB	5.00%	04/01/26	3,425	3,682,560

				49,488,587

Indiana—5.66%
Carmel (City of) Redevelopment Authority; Series 2006, RB (INS-NATL) (c)	5.00%	07/01/22	1,000	1,083,060
Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS-80sm Economic Development RB	7.25%	11/15/14	615	615,105
Hobart Building Corp.; Series 2006, First Mortgage RB (INS-NATL) (c)	5.50%	07/15/13	830	893,005
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	527,305
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,000	2,184,900
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services);
Series 2006 E, Ref. Health System RB (INS-AGM) (c)	5.25%	11/01/24	365	395,167
Series 2006 E, Ref. Health System RB (INS-AGM) (c)	5.25%	11/01/25	200	214,468
Series 2006 E, Ref. Health System RB (INS-AGM) (c)	5.25%	11/01/26	175	186,405
Indiana (State of) Finance Authority; Series 1993 A, CAB Highway RB (INS-AMBAC) (c)(g)	0.00%	12/01/16	1,695	1,527,025
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.25%	01/01/24	500	552,990
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB (d)	5.10%	01/15/17	760	846,465
Merrillville Multi-School Building Corp.;
Series 2008, First Mortgage RB	5.00%	01/15/17	1,260	1,434,006
Series 2008, First Mortgage RB	5.00%	07/15/17	1,285	1,473,985
Michigan City Area-Wide School Building Corp.;
Series 2002, First Mortgage CAB RB (INS-NATL) (c)(g)	0.00%	01/15/17	2,000	1,768,920
Series 2002, First Mortgage CAB RB (INS-NATL) (c)(g)	0.00%	01/15/18	3,000	2,554,650
Noblesville High School Building Corp.;
Series 1993, First Mortgage CAB RB (INS-AMBAC) (c)(g)	0.00%	02/15/19	1,850	1,455,192
Series 2007, Ref. First Mortgage RB (INS-AMBAC) (c)	5.00%	07/10/13	2,475	2,648,621
North Side High School Building Corp.; Series 2003, First Mortgage RB (INS-AGM) (c)	5.25%	07/15/13	2,910	3,139,192
Northwest Allen School Building Corp.;
Series 2008, First Mortgage RB (INS-AGM) (c)	5.00%	07/15/16	1,395	1,584,511
Series 2008, First Mortgage RB (INS-AGM) (c)	5.00%	07/15/19	3,200	3,619,200
St. Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, RB	5.75%	05/15/13	400	404,580

				29,108,752

Iowa—2.21%
Altoona (City of) (Annual Appropriation); Series 2008, Tax Allocation RB	5.63%	06/01/23	1,000	1,051,880
Ames (City of) (Mary Greely Medical Center); Series 2011, Hospital RB	5.50%	06/15/30	2,255	2,315,975
Coralville (City of); Series 2006 D, COP	5.25%	06/01/22	500	533,645
Iowa (State of) Finance Authority (Drake University); Series 2007, Private University RB (INS-AGC) (c)	5.00%	04/01/13	1,210	1,262,381
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS-AGC) (c)	5.00%	02/15/19	1,000	1,159,140
Iowa Student Loan Liquidity Corp.; Series 2011 A-2, Sr. RB (d)	5.50%	12/01/25	5,000	5,030,550

				11,353,571

Kansas—1.31%
Harvey County Unified School District No. 373 (Newton); Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS-NATL) (c)	5.00%	09/01/19	2,630	3,053,483
Kansas (State of) Development Finance Authority (Adventist Health); Series 2009, Hospital RB	5.50%	11/15/23	1,000	1,139,720
Kansas (State of) Development Finance Authority (Hays Medical Center Inc.); Series 2005 L, Health Facilities RB	5.25%	11/15/16	500	553,300
Kansas (State of) Development Finance Authority (KU Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/31	1,000	1,006,310

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas—(continued)
Shawnee County Unified School District No. 501 (Topeka); Series 2002, Unlimited Tax GO Bonds (b)(e)	5.00%	02/01/12	$1,000	$1,008,170

				6,760,983

Kentucky—1.30%
Kentucky (State of) Asset/Liability Commission (Project Notes Federal Highway Trust Fund); First Series 2007, RB (INS-NATL) (c)	5.00%	09/01/14	1,800	1,999,044
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital Facilities RB	5.00%	08/15/18	1,000	1,143,790
Series 2009 A, Hospital Facilities RB	5.38%	08/15/24	1,000	1,100,830
Kentucky Housing Corp.; Series 2008 A, RB (d)	5.00%	01/01/23	310	319,033
Louisville & Jefferson (County of) Regional Airport Authority; Series 2003 C, Airport Systems RB (INS-AGM) (c)(d)	5.50%	07/01/17	1,000	1,047,140
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (c)	5.00%	10/01/25	1,000	1,091,870

				6,701,707

Louisiana—1.58%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (i)	5.25%	07/01/17	593	237,022
Louisiana (State of) Local Government Environmental Facilities (Community Development Authority Bossier City Public Improvement);
Series 2007, RB (INS-AMBAC) (c)	5.00%	11/01/13	1,320	1,413,007
Series 2007, RB (INS-AMBAC) (c)	5.00%	11/01/15	1,200	1,345,452
Louisiana State Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS-AMBAC) (c)	5.00%	06/01/20	1,000	1,038,910
Series 2009 C-1, Assessment RB (INS-AGC) (c)	5.88%	06/01/23	1,000	1,110,960
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring RB (INS-AGC) (c)	5.00%	01/01/18	1,235	1,377,618
Series 2009 A-1, Ref. & Restructuring RB (INS-AGC) (c)	5.00%	01/01/19	500	559,165
Rapides Finance Authority (Cleco Power LLC); Series 2007, RB (a)(b)(d)	5.25%	03/01/13	1,000	1,034,050

				8,116,184

Maryland—2.67%
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/26	3,500	3,609,305
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	5.50%	01/01/22	1,000	1,080,450
Maryland (State of) Health & Higher Educational Facilities Authority (Lifebridge Health);
Series 2011, RB	6.00%	07/01/23	335	384,021
Series 2011, RB	6.00%	07/01/25	200	222,812
Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group); Series 2008 B, RB (a)(b)	5.00%	05/15/15	500	561,115
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.25%	01/01/23	250	255,402
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	3,000	3,656,250
Maryland Economic Development Corp. (Transit Facilities); Series 2010 A, RB	5.13%	06/01/20	2,250	2,270,992
Maryland Economic Development Corp. (University of Maryland College Park);
Series 2003, Student Housing RB (e)	5.75%	06/01/13	625	675,619
Series 2006, Ref. Student Housing RB (INS-AGC) (c)	5.00%	06/01/13	1,000	1,044,270

				13,760,236

Massachusetts—1.14%
Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/25	650	664,008
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (a)(b)	5.75%	05/01/19	1,500	1,709,250
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2008 T-2, RB (a)(b)	4.10%	04/19/12	1,000	1,014,540

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts—(continued)
Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB (i)	5.85%	01/15/18	$300	$56,982
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	6.70%	04/15/21	500	554,530
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 1998 A, RB (INS-AMBAC) (c)	4.80%	07/01/12	1,665	1,669,312
Massachusetts (State of) Development Finance Agency; Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	215	214,972

				5,883,594

Michigan—4.48%
Brandon School District;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	05/01/16	1,425	1,619,684
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	05/01/18	1,410	1,632,512
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	05/01/19	1,395	1,591,039
Dearborn School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (c)	5.00%	05/01/16	2,480	2,818,818
Greenville Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	05/01/16	1,410	1,602,634
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	05/01/18	1,235	1,429,895
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (a)(b)	5.50%	01/15/15	1,000	1,127,440
Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water and Electric Utility System RB	5.00%	07/01/24	1,000	1,084,160
Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 A-1, Ref. Limited Obligation RB (a)(b)(d)	6.75%	06/02/14	2,000	2,224,540
Traverse City Area Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	05/01/17	2,300	2,659,858
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	05/01/18	2,280	2,654,581
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	05/01/19	2,260	2,591,972

				23,037,133

Minnesota—0.50%
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Healthcare System RB	6.38%	11/15/23	500	568,345
Minnesota (State of) Tobacco Securitization Authority; Series 2011 B, Ref. Tobacco Settlement RB	5.25%	03/01/31	2,000	2,024,360

				2,592,705

Mississippi—0.20%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	1,000	1,004,800

Missouri—4.07%
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009, Healthcare Facilities RB	5.00%	06/01/21	525	568,748
Fenton (City of) (Gravois Bluffs Redevelopment); Series 2006, Ref. Tax Allocation RB	5.00%	04/01/13	500	520,530
Ferguson (City of) (Crossing at Halls Ferrry); Series 2005, Ref. Tax Allocation RB	5.50%	04/01/14	610	621,175
Kansas City (City of) (Shoal Creek Parkway); Series 2011, Tax Allocation Bonds	5.00%	06/01/21	930	944,592
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/23	1,000	1,153,710
Series 2011 A, Ref. RB	5.50%	09/01/24	2,000	2,269,740
Series 2011 A, Ref. RB	5.50%	09/01/28	2,000	2,168,660
Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	6.00%	03/01/16	1,175	1,204,669
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75sm Retirement Community RB	7.50%	11/15/16	1,000	1,008,460
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	5,250	5,370,120
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	190	186,937

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—(continued)
Missouri (State of) Environmental Improvement & Energy Resources Authority (Kansas City Power & Light Co.); Series 2008, RB (a)(b)(d)	4.90%	07/01/13	$1,500	$1,567,920
Raytown (City of) (Live Redevelopment); Series 2007, RB	5.00%	12/01/16	500	552,295
St. Charles (City of); Series 2003 B, COP	5.50%	05/01/18	2,000	2,066,920
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2007 A, Senior Living Facilities RB	5.25%	09/01/17	250	258,522
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	540	493,825

				20,956,823

Nebraska—0.46%
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (c)	5.13%	04/01/23	560	638,131
University of Nebraska Facilities Corp. (Deferred Maintenance); Series 2006, RB (INS-AMBAC) (c)	5.00%	07/15/17	1,500	1,735,455

				2,373,586

Nevada—1.44%
Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2003, Solid Waste Disposal RB (a)(b)(d)(f)	5.63%	06/01/18	1,100	1,222,573
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	1,800	1,933,146
Las Vegas (City of) Redevelopment Agency;
Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	1,475	1,649,846
Series 2009 A, Tax Increment Allocation RB	7.00%	06/15/20	1,000	1,156,980
Washoe County School District; Series 2008 A, School Improvement Limited Tax GO Bonds	4.75%	06/01/26	1,405	1,461,144

				7,423,689

New Hampshire—0.22%
Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	1,000	1,107,850

New Jersey—1.04%
Monmouth (County of) Improvement Authority;
Series 2007, Governmental Loan RB (INS-AMBAC) (c)	5.00%	12/01/16	1,010	1,108,606
Series 2007, Governmental Loan RB (INS-AMBAC) (c)	5.00%	12/01/17	2,000	2,208,640
New Jersey (State of) Economic Development Authority (Presbyterian Home at Montgomery); Series 2001 A, First Mortgage RB	6.25%	11/01/20	500	478,100
New Jersey (State of) Health Care Facilities Financing Authority (St. Clares Hospital Inc.) Series 2004 A, Ref. RB (e)	5.25%	07/01/20	1,000	1,225,150
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Healthcare System); Series 2008, RB	5.75%	07/01/15	300	313,692

				5,334,188

New Mexico—1.70%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (a)(b)	5.20%	06/01/20	1,700	1,750,252
Jicarilla Apache Nation; Series 2003 A, RB (f)	5.50%	09/01/23	1,000	1,042,460
New Mexico (State of) Finance Authority;
Series 2006 B, Sr. Lien Public Revolving Fund RB (INS-NATL) (c)	5.00%	06/01/17	1,310	1,513,496
Series 2007 C, Sub. Lien Public Revolving Fund RB (INS-NATL) (c)	5.00%	06/15/13	1,000	1,069,500
Series 2007 C, Sub. Lien Public Revolving Fund RB (INS-NATL) (c)	5.00%	06/15/14	1,200	1,327,932
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/19	910	939,229
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare Services); Series 2008 A, Hospital RB	6.00%	08/01/23	1,000	1,131,310

				8,774,179

New York—2.99%
Albany (City of) Industrial Development Agency (St. Peters Hospital); Series 2008 A, Civic Facilities RB	5.75%	11/15/22	500	531,075

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB	5.75%	07/15/17	$1,000	$1,100,000
Series 2009, RB	5.75%	07/15/19	1,000	1,098,130
Long Island Power Authority; Series 2003 C, Electric System RB (b)(e)	5.50%	09/01/13	1,000	1,089,190
Madison (County of) Industrial Development Agency (Oneida Health System Inc.); Series 2007, RB	4.50%	02/01/17	165	164,937
Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.75%	07/01/18	1,000	1,223,400
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	5.88%	01/01/18	1,125	1,017,495
New York (City of) Industrial Development Agency (7 World Trade Center); Series 2005 A, Liberty RB	6.25%	03/01/15	1,500	1,503,210
New York (City of) Industrial Development Agency (Queens Baseball Stadium);
Series 2009, PILOT RB (INS-AGC) (c)	5.00%	01/01/18	200	222,390
Series 2009, PILOT RB (INS-AGC) (c)	5.00%	01/01/19	200	222,858
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB	5.00%	01/15/21	1,000	1,155,920
New York State Environmental Facilities Corp. (Municipal Water Financing); Series 2005 C, Clean Water & Drinking Revolving Funds RB	5.00%	06/15/21	2,000	2,238,720
Niagara Falls (City of) (Public Improvement); Series 1994, Unlimited Tax GO Bonds (e)	6.90%	03/01/20	5	5,012
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB (a)(b)(d)(f)	6.63%	10/01/13	1,000	1,004,390
Suffolk (County of) Industrial Development Agency (New York Institute Technology);
Series 2000 A, Ref. Civil Facility RB	5.25%	03/01/21	1,425	1,492,873
Series 2000 A, Ref. Civil Facility RB	5.00%	03/01/26	1,300	1,314,859

				15,384,459

North Carolina—0.85%
North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB	6.75%	01/01/24	1,000	1,191,640
Series 2008 C, Power System RB (INS-AGC) (c)	6.00%	01/01/19	1,250	1,403,463
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Healthcare Facilities RB	5.00%	10/01/15	500	500,140
North Carolina (State of) Medical Care Commission (South Minster); Series 2007 A, First Mortgage Retirement Facilities RB	5.30%	10/01/19	250	244,965
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2003 A, Electric RB (INS-NATL) (c)	5.25%	01/01/19	1,000	1,048,520

				4,388,728

North Dakota—0.38%
Grand Forks (City of) (4000 Valley Square); Ref. Senior Housing RB	5.00%	12/01/16	500	491,335
North Dakota (State of) Public Finance Authority (St. Revolving Federal Program); Series 2008 A, RB	5.50%	10/01/19	1,195	1,474,977

				1,966,312

Ohio—2.39%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	500	387,310
American Municipal Power-Ohio Inc. (Hydroelectric); Series 2009 C, RB	5.25%	02/15/19	1,175	1,366,678
Athens (County of) (Improvement O’Bleness Memorial); Series 2003 A, Ref. RB	6.25%	11/15/13	220	221,619
Cleveland (City of) (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien Income Tax RB (INS-AGC) (c)	5.00%	10/01/25	1,555	1,679,571
Cleveland (City of) (Cleveland Stadium); Series 2004, Ref. RB (INS-AMBAC) (c)	5.13%	12/01/20	1,370	1,463,119
Montgomery (County of) (Miami Valley Hospital); Series 2009 B, RB (a)(b)	5.25%	11/15/14	1,000	1,097,430
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Healthcare & MFH RB	6.00%	04/01/20	1,000	1,052,790
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	2,000	2,245,760
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2004, Ref. Beneficial Interest Certificates (INS-AMBAC) (c)	5.00%	02/15/21	750	784,132
Ohio (State of) Water Development Authority (Allied Waste North America, Inc.); Series 2007 A, Solid Waste RB (d)	5.15%	07/15/15	1,000	1,019,550

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (a)(b)	5.88%	06/01/16	$865	$969,172

				12,287,131

Oklahoma—0.42%
Chickasawa Nation (Health System); Series 2007, RB (f)	5.38%	12/01/17	325	347,513
Tulsa (City of) Airports Improvement Trust; Series 2009 A, General RB	5.38%	06/01/24	1,750	1,792,787

				2,140,300

Oregon—0.42%
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB	5.00%	10/01/27	2,000	2,177,340

Pennsylvania—4.00%
Allegheny (County of) Airport Authority (Pittsburgh International Airport); Series 2010 A, Airport RB (INS-AGM) (c)(d)	5.00%	01/01/16	1,000	1,077,350
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/18	3,000	3,427,590
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/21	500	491,635
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.10%	07/01/14	125	128,448
Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/20	1,980	1,995,147
Girard School District;
Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (c)(g)	0.00%	10/01/18	700	572,425
Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (c)(g)	0.00%	10/01/19	250	194,910
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.00%	01/01/17	500	543,020
Montour School District; Series 1993 B, Unlimited Tax CAB GO Bonds (INS-NATL) (c)(g)	0.00%	01/01/13	300	292,875
Penn Hills Municipality;
Series 1995 B, Unlimited Tax CAB GO Bonds (e)(g)	0.00%	06/01/12	1,615	1,587,270
Series 1995 B, Unlimited Tax CAB GO Bonds (g)	0.00%	12/01/13	210	193,937
Pennsylvania (State of) Economic Development Financing Authority (Exelon Generation Co., LLC); Series 2009 A, Ref. Exempt Facilities RB (a)(b)	5.00%	06/01/12	2,000	2,041,120
Pennsylvania (State of) Finance Authority (Aliquippa School District); Series 1994, RB (g)	0.00%	06/01/12	685	679,424
Philadelphia (City of) Authority for Industrial Development (One Benjamin Franklin Parkway); Series 2007 C, Ref. Lease RB (INS-AGM) (c)	5.00%	02/15/15	2,150	2,407,075
Philadelphia (City of) Redevelopment Authority (Neighborhood Transformation); Series 2002 A, RB (INS-NATL) (c)	5.50%	04/15/16	2,000	2,032,780
Philadelphia (City of); Series 2004, Gas Works RB (INS-AGC) (c)	5.25%	08/01/18	750	801,488
Pittsburgh (City of) Water & Sewer Authority; Series 2007 A, Ref. First Lien Water & Sewer System RB (INS-AGM) (c)	5.00%	09/01/13	1,000	1,064,290
Washington (County of) Industrial Development Authority (Jefferson College); Series 2010, RB	5.00%	11/01/25	1,000	1,074,180

				20,604,964

South Carolina—1.23%
Georgetown (County of) (International Paper Co.); Series 2000 A, Ref. Environmental Improvement RB	5.95%	03/15/14	1,000	1,076,800
Piedmont (City of) Municipal Power Agency;
Series 2008 A-2, Electric RB	5.00%	01/01/24	1,000	1,074,460
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/21	2,000	2,267,600
Richland (County of) (International Paper); Series 2003 A, Ref. & Improvement Environmental RB (d)	6.10%	04/01/23	725	745,373
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (c)	5.00%	02/01/19	1,000	1,143,370

				6,307,603

South Dakota—0.11%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/22	500	541,000

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee—0.78%
Chattanooga (City of) Health Educational & Housing Facility Board (CDFI Phase I LLC); Sr. Series 2005 A, Ref. RB	5.00%	10/01/15	$220	$229,011
Franklin Special School District; Series 1999, Limited Tax CAB GO Bonds (INS-AGM) (c)(g)	0.00%	06/01/15	700	669,802
Memphis (City of) & Shelby (County of) Sports Authority, Inc. (Memphis Area); Series 2007 C, Ref. RB (INS-NATL) (c)	5.00%	11/01/13	1,410	1,501,523
Shelby (County of) Health Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.25%	09/01/16	500	503,510
Shelby (County of) Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2008 C, RB	5.25%	06/01/18	1,000	1,134,110

				4,037,956

Texas—9.49%
Alliance (City of) Airport Authority (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (d)	4.85%	04/01/21	1,000	1,045,720
Amarillo (City of); Series 2007, Combination Limited Tax GO Ctfs. (INS-NATL) (c)	5.00%	05/15/13	1,020	1,086,728
Austin (City of); Series 2009, Water & Wastewater System RB	5.00%	11/15/24	1,500	1,718,160
Bexar (County of); Series 2007, Combination Flood Control Limited Tax GO Ctfs. (INS-AGM) (c)	5.00%	06/15/14	1,330	1,476,034
Brownsville (City of); Series 2008 A, Ref. Utilities System RB (INS-AGM) (c)	5.00%	09/01/23	1,240	1,369,927
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin);
Series 2005 A, RB	5.50%	04/01/23	1,670	1,736,616
Series 2005 A, RB	5.50%	04/01/25	1,610	1,646,579
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (c)	5.00%	08/15/18	1,500	1,716,270
Dallas (City of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	205	213,885
Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2002 C, Joint RB (INS-NATL) (c)(d)	5.75%	11/01/18	425	426,522
Series 2002 C, Joint RB (INS-NATL) (c)(d)	6.00%	11/01/23	425	426,611
Greenville (City of);
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/25	2,355	2,526,232
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/26	2,475	2,637,286
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.00%	12/01/27	500	563,975
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (c)	5.25%	11/15/24	1,950	2,148,217
Harris County Industrial Development Corp. (Deer Park Refining L.P.); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,500	1,609,290
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 B, RB	6.38%	11/15/19	245	231,746
Hidalgo County Health Services Corp. (Mission Hospital, Inc.);
Series 2005, Hospital RB	5.00%	08/15/13	500	517,765
Series 2005, Hospital RB	5.00%	08/15/19	350	355,677
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	500	488,925
Houston (City of) (Airport System); Series 2011 A, Ref. Sub Lien RB (d)	5.00%	07/01/25	1,000	1,044,490
Houston (City of);
Series 2007 A, Ref. Public Improvement Limited Tax GO Bonds (INS-NATL) (c)	5.00%	03/01/16	1,000	1,160,910
Series 2007 B, Ref. First Lien Combined Utility System RB (INS-NATL) (c)	5.00%	11/15/13	1,000	1,087,480
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, Higher Education RB	5.88%	05/15/21	1,000	1,066,060
Lubbock (City of); Series 2007 A, Waterworks System Surplus Limited Tax GO Ctfs. (INS-AGM) (c)	5.00%	02/15/14	1,355	1,483,481
Lufkin Health Facilities Development Corp. (Memorial Health System East Texas); Series 2007, RB	5.13%	02/15/22	250	236,010
Mesquite Health Facility Development Corp. (Retirement Facility Christian Care); Series 2005, RB	5.00%	02/15/15	840	865,368
Mission Economic Development Corp. (Allied Waste N.A. Inc.); Series 2007 A, Solid Waste Disposal RB (d)	5.20%	04/01/18	400	402,896
Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (a)(b)(d)	6.00%	08/01/13	500	533,405

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	$1,000	$1,133,890
Series 2008 L-2, Ref. First Tier System RB (a)(b)	6.00%	01/01/13	1,000	1,055,160
Sam Rayburn Municipal Power Agency; Series 2002 A, Ref. RB	6.00%	10/01/21	650	663,143
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Healthcare System); Series 2009, Ref. RB	5.75%	11/15/24	1,000	1,119,200
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.00%	11/15/17	500	539,400
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	1,000	1,000,090
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2008 A, Ref. RB (INS-AGC) (c)	5.75%	07/01/18	1,875	2,023,519
Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 B-1, Retirement Facility TEMPS-75sm RB	7.25%	11/15/16	2,800	2,799,216
Texas (State of) Transportation Commission; Series 2006 A, First Tier RB	5.00%	04/01/20	2,000	2,277,860
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS-AMBAC) (c)(g)	0.00%	08/15/18	5,700	4,409,349

				48,843,092

Utah—0.82%
Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB (e)(g)	0.00%	07/01/17	1,750	1,493,958
University of Utah;
Series 2007, COP (INS-AMBAC) (c)	5.00%	12/01/12	1,545	1,616,858
Series 2007, COP (INS-AMBAC) (c)	5.00%	12/01/13	1,000	1,087,990

				4,198,806

Virgin Islands—0.74%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note-Diago); Series 2009 A, Sub. RB	6.00%	10/01/14	500	544,935
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/17	1,000	1,097,490
Virgin Islands (Government of) Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/19	2,000	2,178,640

				3,821,065

Virginia—0.84%
Fairfax (County of) Industrial Development Authority (Healthcare Inova Health System); Series 2009 A, RB	5.13%	05/15/24	1,000	1,110,350
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton); Series 2009, RB (f)	8.00%	07/01/19	1,000	1,048,630
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/19	1,000	1,127,360
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,022	1,059,313

				4,345,653

Washington—3.50%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (d)	5.50%	07/01/25	1,000	1,125,640
Clark County School District No. 117 (Camas); Series 2007, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	12/01/13	1,500	1,632,300
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/23	1,000	1,093,060
FYI Properties (Washington St. District); Series 2009, Lease RB	5.25%	06/01/26	2,000	2,177,560
Kalispel Tribe of Indians; Series 2008, RB	6.20%	01/01/16	150	142,336
Seattle (City of);
Series 2007, Ref. Solid Waste RB	5.00%	02/01/18	1,795	2,076,223
Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	1,725	2,081,626
Tes Properties; Series 2009, RB	5.00%	12/01/24	1,000	1,089,340
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.13%	10/01/24	1,500	1,542,780

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—(continued)
Washington (State of);
Series 2004 A, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	07/01/20	$3,000	$3,286,170
Series 2005 C, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (c)(g)	0.00%	06/01/16	1,885	1,755,727

				18,002,762

West Virginia—0.15%
Ohio (County of) (Fort Henry Centre Tax Increment Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	255,388
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	500	497,585

				752,973

Wisconsin—2.05%
Badger Tobacco Asset Securitization Corp.; Series 2002, Asset-Backed RB (b)(e)	6.13%	06/01/12	460	473,561
Milwaukee (County of);
Series 2010 B, Ref. Airport RB (d)	5.00%	12/01/22	1,250	1,321,900
Series 2010 B, Ref. Airport RB (d)	5.00%	12/01/23	1,000	1,047,180
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (d)	5.38%	11/01/21	1,370	1,430,910
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB (a)(b)	4.75%	08/15/14	1,000	1,068,570
Series 2009 B, RB (a)(b)	5.13%	08/15/16	1,000	1,103,570
Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community Hospital, Inc.); Series 2004 A, RB	5.50%	08/15/14	385	385,204
Wisconsin (State of) Health & Educational Facilities Authority (St. Johns Community, Inc.); Series 2009 C-2, TEMPS-50sm RB	5.40%	09/15/14	1,750	1,753,552
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (d)	5.30%	09/01/23	1,875	1,962,244

				10,546,691

Wyoming—0.21%
Wyoming Municipal Power Agency, Inc.; Series 2008 A, Power Supply System RB	5.38%	01/01/25	1,000	1,103,970

TOTAL INVESTMENTS(j)—99.90% (Cost $483,508,293)				514,117,154

Floating Rate Note Obligations—(1.01)%
Notes with interest rates ranging from 0.14% to 0.24% at 11/30/11 and contractual maturities of collateral ranging from 05/15/23 to 08/01/25 (See Note 1F) (k)				(5,190,000)

OTHER ASSETS LESS LIABILITIES—1.11%				5,706,719

NET ASSETS—100.00%				$514,633,873

Investment Abbreviations:

AGC	— Assured Guaranty Corp.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp.

BAN	— Bond Anticipation Notes

BHAC	— Berkshire Hathaway Assurance Corp.

CAB	— Capital Appreciation Bonds

CEP	— Credit Enhancement Provider

COP	— Certificates of Participation

Ctfs.	— Certificates

FHA	— Federal Housing Administration

FTA	— Federal Transit Administration

GO	— General Obligation

Gtd.	— Guaranteed

INS	— Insurer

MFH	— Multi-Family Housing

NATL	— National Public Finance Guarantee Corp.

PCR	— Pollution Control Revenue Bonds

PILOT	— Payment-in-Lieu-of-Tax

RAB	— Revenue Anticipation Bonds

RB	— Revenue Bonds

Ref.	— Refunding

Sec.	— Secured

Sr.	— Senior

Sub.	— Subordinated

TEMPS	— Tax-Exempt Mandatory Paydown Securities

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Security subject to the alternative minimum tax.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $6,436,063, which represented 1.25% of the Trust’s Net Assets.

(g)	Zero coupon bond issued at a discount.

(h)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1F.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2011 was $710,240, which represented 0.14% of the Fund’s Net Assets

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	11.4%

Assured Guaranty Municipal Corp.	10.9

American Municipal Bond Assurance Corp.	9.4

Assured Guaranty Corp.	5.6

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Trust’s investments with a value of $8,687,461 are held by Dealer Trusts and serve as collateral for the $5,190,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Van Kampen Intermediate Term Municipal Income Fund

D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
F.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
     The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

Invesco Van Kampen Intermediate Term Municipal Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$514,117,154	$—	$514,117,154
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2011 was $48,325,732 and $42,163,812, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$31,873,573
Aggregate unrealized (depreciation) of investment securities	(1,542,614)

Net unrealized appreciation of investment securities	$30,330,959

Cost of investments for tax purposes is $483,786,195.
Invesco Van Kampen Intermediate Term Municipal Income Fund

Invesco Van Kampen Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	VK-MINC-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—107.28%
Alabama—0.88%
Birmingham (City of) Water Works Board; Series 2004 A, Water & Sewer RB (INS-NATL) (a)	5.00%	01/01/21	$1,095	$1,163,516
Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB (b)	5.20%	06/01/25	2,500	2,433,825
Health Care Authority for Baptist Health (The); Series 2009 A, RB (c)(d)	6.13%	05/15/12	2,000	2,039,080
Houston (County of) Health Care Authority; Series 2006 A, RB (INS-AMBAC) (a)	5.25%	10/01/30	3,670	3,470,352
Huntsville (City of) — Redstone Village Special Care Facilities Financing Authority; Series 2007, Retirement Facility RB	5.50%	01/01/43	900	675,720
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	3	0
Selma (City of) Industrial Development Board (Gulf Opportunity Zone); Series 2009 A, RB	6.25%	11/01/33	4,100	4,345,221
University of Alabama (The); Series 2008 A, Hospital RB (c)(d)	5.75%	09/01/18	3,000	3,336,840

				17,464,554

Alaska—1.25%
Alaska (State of) Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS-AMBAC) (a)(b)	5.00%	12/01/35	1,970	1,696,505
Alaska (State of) International Airports System;
Series 2006 B, Ref. RB (INS-NATL) (a)	5.00%	10/01/24	6,525	6,933,400
Series 2006 D, Ref. RB (INS-NATL) (a)	5.00%	10/01/24	9,570	10,168,986
Alaska (State of) Municipal Bond Bank Authority; Series 2009-1, RB	5.75%	09/01/33	200	214,826
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (INS-AGC) (a)	6.00%	09/01/28	5,000	5,763,150

				24,776,867

Arizona—2.77%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2008 D, CR RB (INS-BHAC) (a)	5.50%	01/01/38	5,000	5,205,350
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/39	5,000	4,988,800
Arizona (State of);
Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/24	2,375	2,545,953
Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/26	2,420	2,547,776
Arizona State University (Research Infrastructure); Series 2004, COP (INS-AMBAC) (a)	5.25%	09/01/24	885	925,445
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network);
Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,655	1,443,061
Series 2005 B, Ref. Hospital RB	5.25%	12/01/23	3,250	3,266,282
Series 2005 B, Ref. Hospital RB	5.25%	12/01/25	2,250	2,184,660
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	1,000	1,001,690
Series 2010, RB	5.13%	05/15/40	2,150	2,155,805
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement Bonds (INS-AMBAC) (a)	5.25%	01/01/32	1,665	1,684,530
Maricopa County Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR (c)(d)	6.00%	05/01/14	1,000	1,094,050
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (c)(d)	5.50%	06/01/14	1,000	1,077,980
Series 2009 E, PCR (c)(d)	5.75%	06/01/16	1,000	1,128,910
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	600	558,858
Series 2009, Education RB	7.13%	01/01/45	570	534,284
Phoenix Civic Improvement Corp.;
Series 2002 B, Sr. Lien Airport RB (INS-NATL) (a)(b)	5.25%	07/01/32	5,000	5,010,200
Series 2004, Jr. Lien Wastewater System RB (INS-NATL) (a)	5.00%	07/01/27	2,000	2,125,720
Series 2008 B, Sr. Lien Airport RB (b)	5.25%	07/01/19	1,000	1,116,500
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona—(continued)
Pima (County of) Industrial Development Authority (Global Water Resources LLC);
Series 2007, Water & Wastewater RB (b)	6.55%	12/01/37	$1,600	$1,592,080
Series 2008, Water & Wastewater RB (b)	6.38%	12/01/18	815	837,885
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	1,925	1,893,950
Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB	5.25%	07/01/41	2,000	2,041,440
Pinal (County of) Electric District No. 4;
Series 2008, Electrical System RB	6.00%	12/01/23	550	588,522
Series 2008, Electrical System RB	6.00%	12/01/28	740	772,175
Salt River Project Agricultural Improvement & Power District;
Series 2009 A, Electric System RB (e)	5.00%	01/01/25	3,000	3,354,990
Series 2009 A, Electric System RB (e)	5.00%	01/01/28	2,000	2,183,500
University Medical Center Corp.; Series 2009, Hospital RB	6.00%	07/01/24	1,250	1,326,425

				55,186,821

California—12.30%
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	2,000	2,079,100
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/25	4,535	4,828,415
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (a)	5.25%	09/01/35	3,780	3,140,311
Bell (City of) Community Housing Authority; Series 2005, Ref. Lease RB (INS-AMBAC) (a)	5.00%	10/01/30	2,205	1,554,944
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/26	3,180	1,626,029
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/31	40	14,586
California (State of) Department of Veterans Affairs;
Series 2007 A, Home Purchase RB (b)(e)	4.95%	12/01/37	9,585	9,152,141
Series 2007 B, Home Purchase RB (b)	5.15%	12/01/27	4,250	4,323,950
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	5,000	5,369,300
California (State of) Health Facilities Financing Authority (Sutter Health); Series 1999 A, RB (INS-NATL) (a)	5.35%	08/15/28	340	351,761
California (State of) Housing Finance Agency;
Series 1983 B, Home Mortgage CAB RB (CEP-FHA) (f)	0.00%	08/01/15	10	7,074
Series 2008 K, Home Mortgage RB (b)	5.30%	08/01/23	3,500	3,417,960
Series 2008 K, Home Mortgage RB (b)	5.45%	08/01/28	4,000	4,004,120
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,000,350
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,110,775
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	7,000	6,986,070
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.25%	08/01/24	2,000	2,347,200
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	6.25%	11/15/19	500	539,520
Series 2009, Senior Living RB	6.63%	11/15/24	2,000	2,162,240
California (State of) Statewide Communities Development Authority;
Series 2004 A, Water & Wastewater RB (INS-AGM) (a)	5.00%	10/01/29	1,095	1,114,173
Series 2004 A, Water & Wastewater RB (INS-AGM) (a)	5.25%	10/01/24	3,920	4,065,981
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2006, Tobacco Settlement Asset-Backed RB	5.25%	06/01/21	1,835	1,691,999
Series 2006, Tobacco Settlement Asset-Backed RB	5.45%	06/01/28	3,000	2,509,170
California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	3,500	4,263,350
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	5,000	4,988,100
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Capistrano Unified School District; Series 2005, Community Facilities Special Tax RB (INS-NATL) (a)	5.00%	09/01/25	$5,000	$4,926,350
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	08/01/29	1,585	577,637
Desert Hot Springs (City of) Redevelopment Agency (Merged Redevelopment);
Series 2008 A-2, Tax Allocation RB	5.00%	09/01/23	1,610	1,302,297
Series 2008 A-2, Tax Allocation RB	5.25%	09/01/28	2,000	1,510,540
Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS-AMBAC) (a)	6.70%	08/01/21	425	512,410
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/32	5,030	1,436,769
Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/33	4,185	1,122,710
Foothill-Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road CAB RB (INS-NATL) (a)(f)	0.00%	01/15/17	3,000	2,239,140
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,374,030
Golden West Schools Financing Authority; Series 1999 A, Ref. RB (INS-NATL) (a)	5.75%	08/01/19	265	308,545
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Project Areas Housing Programs); Series 2009, Tax Allocation RB	6.50%	08/01/29	2,000	2,040,860
Long Beach Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds	5.75%	08/01/33	5,000	5,508,500
Los Angeles (City of) Department of Water & Power; Subseries 2008 A-1, Power System RB (e)	5.25%	07/01/38	2,000	2,126,160
Los Angeles Unified School District; Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/29	3,000	3,183,450
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(f)	0.00%	08/01/35	3,260	718,080
Merced (City of) Irrigation District (Electric System); Series 2005, COP (INS-SGI) (a)	5.25%	09/01/36	10,000	8,702,500
Oakland (Port of);
Series 2002 L, RB (b)(c)(g)	5.00%	11/01/12	530	552,138
Series 2002 L, RB (INS-NATL) (a)(b)	5.00%	11/01/21	4,260	4,304,900
Series 2007 A, Ref. Intermediate Lien RB (INS-NATL) (a)(b)	5.00%	11/01/29	4,000	3,837,520
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/37	1,170	223,985
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/38	4,770	843,050
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/39	5,010	823,143
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/40	5,260	832,395
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/41	5,520	814,421
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/44	145	17,243
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	08/01/31	2,420	2,632,742
Poway Unified School District (Community Facilities District No. 6); Series 2007, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/35	5,000	4,505,100
Regents of the University of California;
Series 2009 O, RB (e)	5.75%	05/15/23	5,570	6,747,888
Series 2009 O, RB (e)	5.75%	05/15/25	8,205	9,723,253
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,500	2,710,075
Riverside (City of); Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/38	6,335	6,491,158
Riverside (County of) Public Financing Authority (Air Force Village West, Inc.);
Series 1999, COP	5.75%	05/15/19	1,680	1,409,654
Series 1999, COP	5.80%	05/15/29	3,900	2,816,736
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	4,300	4,340,162
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/20	1,000	1,007,180
Series 2011, RB	6.50%	12/01/21	2,000	2,039,740
Series 2011, RB	6.50%	12/01/22	2,000	2,024,900
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (e)	5.25%	08/01/33	7,500	8,136,750
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Second Series 1999-23A CR RB (INS-AGM) (a)(b)	5.00%	05/01/30	1,795	1,794,910
Second Series 2011 C, Ref. RB (b)	5.00%	05/01/23	10,000	10,752,900
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
San Francisco (City & County of) Redevelopment Agency (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.00%	08/01/24	$1,000	$1,016,470
San Jose (City of);
Series 2011 A-1, Airport RB (b)	5.25%	03/01/26	2,730	2,770,759
Series 2011 A-1, Airport RB (b)	6.25%	03/01/34	2,500	2,697,300
San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass-Through RB (INS-AMBAC) (a)	5.00%	10/01/31	5,140	4,770,126
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2005 A, Special Tax RB (INS-AMBAC) (a)	5.00%	08/15/27	5,380	5,253,785
South Tahoe Joint Powers Financing Authority (Redevelopment Project Area No. 1); Series 2005 A, Ref. Lease RB (INS-AMBAC) (a)	5.00%	10/01/35	2,000	1,696,460
Southern California Metropolitan Water District; Series 2005 A, Water Works RB (INS-AGM) (a)	5.00%	07/01/35	2,000	2,061,080
Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS-AMBAC) (a)(h)	8.75%	07/01/15	9,000	10,801,440
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	1,000	697,450
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	9,000	5,911,560
Turlock (City of) (Emanuel Medical Center, Inc.); Series 2004, Health Facilities COP	5.38%	10/15/34	850	745,093
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	2,991,870
West Contra Costa Unified School District (Election of 2002);
Series 2003 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/26	5,000	5,040,500
Series 2005 D, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	08/01/27	7,865	2,839,737
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/24	3,570	1,804,135

				244,718,305

Colorado—2.67%
Colorado (State of) Educational & Cultural Facilities Authority (Aurora Academy); Series 2004, Charter School RB (INS-SGI) (a)	5.25%	02/15/34	3,745	3,595,350
Colorado (State of) Educational & Cultural Facilities Authority (Bromley School); Series 2005, Ref. Charter School RB (INS-SGI) (a)	5.25%	09/15/32	2,500	2,473,300
Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. RB (INS-AGC) (a)	5.00%	06/01/37	1,070	1,073,831
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2004 A, RB	5.25%	06/01/34	1,000	971,090
Colorado (State of) Housing & Finance Authority; Series 1998 A-2, Sr. SFH Program RB (b)	6.60%	05/01/28	105	107,341
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/41	2,650	2,696,136
Series 2010, Private Activity RB	6.50%	01/15/30	2,400	2,566,272
Colorado Springs (City of);
Series 2002, Hospital RB (INS-AGM) (a)	5.25%	12/15/20	3,375	3,815,336
Series 2002, Hospital RB (INS-AGM) (a)	5.25%	12/15/21	3,530	3,954,377
Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds (e)	5.00%	08/01/24	1,500	1,713,165
Series 2008, Unlimited Tax GO Bonds (e)	5.00%	08/01/25	6,000	6,787,200
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/35	5,680	5,048,100
E-470 Public Highway Authority; Series 1997 B, Sr. CAB RB (INS-NATL) (a)(f)	0.00%	09/01/14	20,000	17,790,200
Montezuma (County of) Hospital District (Health Facilities Enterprise); Series 2007, Ref. RB	5.90%	10/01/37	500	444,425

				53,036,123

Connecticut—0.92%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (b)	5.50%	04/01/21	3,000	3,216,990
Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University); Series 2007 K-2, RB (INS-NATL) (a)	5.00%	07/01/23	1,100	1,193,918
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Connecticut—(continued)
Connecticut (State of) Health & Educational Facility Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/41	$4,000	$4,154,640
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/41	5,700	5,706,213
Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB (b)	5.00%	05/15/31	1,945	1,981,897
Hamden (Town of) (Whitney Center);
Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	1,000	1,000,670
Series 2009 C, Facility RB (c)(d)	7.25%	01/01/16	1,000	1,030,060

				18,284,388

Delaware—0.03%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	630	615,113

District of Columbia—2.81%
District of Columbia (Center for Strategic & International Studies);
Series 2011, RB	6.38%	03/01/31	2,980	3,032,508
Series 2011, RB	6.63%	03/01/41	1,100	1,129,216
District of Columbia (Gallery Place); Series 2002, Tax Increment Allocation RB (INS-AGM) (a)	5.25%	07/01/27	5,150	5,199,131
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/34	2,200	2,384,316
District of Columbia Water & Sewer Authority; Series 2007 A, Sub. Lien Public Utility CR RB (INS-AGM) (a)	5.50%	10/01/41	4,000	4,286,720
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	12,000	11,760,000
Series 2009 A, Sec. Income Tax RB (e)	5.00%	12/01/23	10,715	12,462,188
Series 2009 A, Sec. Income Tax RB (e)	5.25%	12/01/27	6,860	7,801,878
Series 2009 B, Ref. Sec. Income Tax RB (e)	5.00%	12/01/24	4,285	4,926,850
Metropolitan Washington Airports Authority; Series 2002 A, Airport System RB (INS-NATL) (a)(b)	5.25%	10/01/32	3,000	3,010,110

				55,992,917

Florida—7.09%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	952,280
Series 2007, IDR	5.88%	11/15/36	1,000	806,840
Broward (County of); Series 2001 J-1, Airport System RB (INS-AMBAC) (a)(b)	5.25%	10/01/26	5,000	5,018,900
Capital Trust Agency (Fort Lauderdale); Series 2003, Sr. RB (b)	5.75%	01/01/32	1,000	783,080
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	3,000	3,244,530
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (a)	5.95%	07/01/20	520	530,681
Florida (State of) Board of Education (Capital Outlay); Series 2007 A, Ref. Public Education Unlimited Tax GO Bonds	5.00%	06/01/19	3,715	4,241,453
Florida (State of) Board of Education; Series 2000, Housing RB (INS-NATL) (a)	5.75%	07/01/14	750	752,550
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (e)	5.00%	07/01/26	1,305	1,406,333
Series 2008 A, Ref. Turnpike RB (e)	5.00%	07/01/27	1,325	1,419,539
Series 2008 A, Ref. Turnpike RB (e)	5.00%	07/01/28	1,440	1,534,493
Series 2008 A, Ref. Turnpike RB (e)	5.00%	07/01/32	2,500	2,622,000
Florida (State of) Municipal Loan Council; Series 2000 B, RB (INS-NATL) (a)	5.75%	11/01/14	65	65,208
Florida Housing Finance Corp. (Homeowner Mortgage);
Series 2008 1, RB (CEP-GNMA) (b)	5.80%	07/01/28	1,300	1,363,297
Series 2008 1, RB (CEP-GNMA) (b)	6.00%	07/01/39	805	809,685
Highlands (County of) Health Facilities Authority (Adventist Health);
Series 2006 C, RB (c)(g)	5.25%	11/15/16	100	119,401
Series 2006 C, RB	5.25%	11/15/36	3,900	3,965,364
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (a)(b)	5.38%	10/01/33	2,500	2,539,800
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2006, Ref. PCR (INS-AMBAC) (a)(c)(d)	5.00%	03/15/12	800	809,784
Jacksonville (City of); Series 2001, Transportation RB (INS-NATL) (a)	5.00%	10/01/26	8,500	8,508,245
Key West (City of) Utility Board; Series 1985 D, Electricity CAB RB (f)(g)	0.00%	10/01/13	1,000	978,660
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Miami-Dade (County of) (Miami International Airport);
Series 2005, Aviation RB (INS-AGC) (a)(b)	5.00%	10/01/38	$16,100	$15,489,327
Series 2010 A, Aviation RB	5.38%	10/01/35	2,000	2,068,060
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, CR RB (INS-BHAC) (a)	5.50%	04/01/38	4,000	4,172,520
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (a)	5.00%	07/01/35	3,350	3,462,057
Miami-Dade (County of) School Board; Series 2008 B, COP (INS-AGC) (a)	5.25%	05/01/26	5,000	5,366,700
Miami-Dade (County of);
Series 2005 B, Sub. Special Obligation RB (INS-NATL) (a)	5.00%	10/01/35	2,500	2,531,575
Series 2010, Water & Sewer System RB (INS-AGM) (a)	5.00%	10/01/39	4,500	4,677,255
Mid-Bay Bridge Authority;
Series 1991 A, RB (g)	6.88%	10/01/22	2,500	3,363,950
Series 1993 A, Ref. RB (INS-AMBAC) (a)	5.85%	10/01/13	2,415	2,434,151
Series 2008 A, Ref. RB (INS-AGC) (a)	5.00%	10/01/27	1,840	1,869,146
Orlando (City of) Community Redevelopment Agency (Universal Blvd.); Series 2002, Ref. Tax Increment Allocation RB (INS-AMBAC) (a)	5.13%	04/01/20	1,000	1,000,610
Palm Beach (County of) Health Facilities Authority (The Waterford);
Series 2007, RB	5.25%	11/15/17	2,200	2,317,062
Series 2007, RB	5.88%	11/15/37	800	785,864
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/35	1,500	1,562,220
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(c)(d)	5.35%	05/01/18	5,200	5,733,572
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/36	490	240,428
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB (j)	5.25%	10/01/27	3,500	3,210,305
Series 2007 A, Special Obligation RB (j)	5.75%	10/01/22	500	497,965
Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/34	1,365	1,322,344
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (e)	5.00%	08/15/42	18,000	18,065,160
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2004 A, RB	5.63%	08/01/34	5,000	4,756,950
St. Johns (County of) Industrial Development Authority (Professional Golf); Series 2001, Ref. RB (INS-NATL) (a)	5.25%	09/01/12	535	541,971
Sunrise (City of);
Series 1998, Ref. Utility System RB (c)(g)	5.20%	10/01/20	1,725	2,070,259
Series 1998, Ref. Utility System RB (INS-AMBAC) (a)	5.20%	10/01/22	2,275	2,527,934
Tallahassee (City of) (Tallahassee Memorial Regional Medical); Series 1994, Ref. Health Facilities RB (INS-NATL) (a)	6.63%	12/01/13	3,330	3,341,555
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (a)	6.00%	10/01/29	3,000	3,770,730
Tolomato Community Development District;
Series 2007, Special Assessment RB (i)	6.55%	05/01/27	400	228,540
Series 2007, Special Assessment RB (i)	6.65%	05/01/40	665	346,625
Village Center Community Development District; Series 2001 A, Recreational RB (INS-NATL) (a)	5.20%	11/01/25	1,000	956,050

				141,183,008

Georgia—2.62%
Atlanta (City of) (Atlantic Station);
Series 2007, Ref. Tax Allocation RB (INS-AGC) (a)	5.25%	12/01/21	1,370	1,470,640
Series 2007, Ref. Tax Allocation RB (INS-AGC) (a)	5.25%	12/01/22	1,000	1,063,490
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	4,810	5,065,074
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,500	2,501,475
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)	5.00%	01/01/33	4,000	4,075,040
Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)	5.00%	01/01/34	3,000	3,063,030
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,000	1,144,430
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,000	1,136,390
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—(continued)
Augusta (City of); Series 2004, Water & Sewerage RB (INS-AGM) (a)	5.25%	10/01/39	$3,000	$3,141,750
Bleckley-Cochran Development Authority (MGC Real Estate Foundation); Series 2005 A, Student Housing Facilities RB (INS-AGC) (a)	5.00%	07/01/25	4,390	4,559,674
Gainesville & Hall (Counties of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB	6.38%	11/15/29	700	741,573
Georgia (State of) Municipal Electric Authority;
Series 1998 Y, Power RB (g)	6.40%	01/01/13	610	631,375
Series 1998 Y, Power RB (c)(g)	6.50%	01/01/14	145	163,145
Series 1998 Y, Power RB (g)	6.50%	01/01/17	410	471,885
Series 1998 Y, Power RB (INS-AMBAC) (a)	6.40%	01/01/13	9,845	10,105,105
Series 1998 Y, Power RB (INS-NATL) (a)	6.50%	01/01/17	9,445	10,795,918
Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	2,000	2,043,940

				52,173,934

Hawaii—0.73%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co.); Series 2009, Special Purpose RB	6.50%	07/01/39	2,000	2,165,060
Hawaii (State of) Department of Budget & Finance;
Series 2009 C-1, Special Purpose Senior Living RB	7.50%	11/15/15	2,000	2,019,820
Series 2009 C-2, Special Purpose Senior Living RB	6.40%	11/15/14	480	482,746
Hawaii Housing Finance & Development Corp.; Series 1997 A, SFH Mortgage Purchase RB (CEP-FNMA) (b)	5.75%	07/01/30	315	317,293
Honolulu (City & County of);
Series 2009 A, Unlimited Tax GO Bonds (e)	5.25%	04/01/29	4,120	4,601,092
Series 2011 A, Unlimited Tax GO Bonds	5.25%	08/01/33	2,000	2,223,320
Series 2011 A, Unlimited Tax GO Bonds	5.25%	08/01/34	2,355	2,607,927

				14,417,258

Idaho—0.86%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	1,000	1,141,020
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	595	538,529
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/23	4,230	4,771,271
Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/24	3,485	3,879,084
Idaho (State of) Housing & Finance Association;
Series 2008 A, Class I, SFH Mortgage RB (b)	5.63%	07/01/28	570	591,232
Series 2008 A, Class I, SFH Mortgage RB (b)	5.75%	07/01/39	1,145	1,182,831
Series 2008 A, Class II, SFH Mortgage RB (b)	5.85%	07/01/36	1,320	1,376,087
Series 2008 A, Class III, SFH Mortgage RB (b)	5.70%	07/01/28	3,415	3,537,598

				17,017,652

Illinois—13.42%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	2,250	1,987,515
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	1,500	1,007,010
Bourbonnais (Village of) (Olivet Nazarene University); Series 2007, Industrial Project RB (INS-Radian) (a)	5.13%	11/01/37	3,755	3,561,542
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation COP	7.46%	02/15/26	480	479,851
Chicago (City of) (Midway Airport);
Series 2004 B, Ref. Second Lien RB (INS-AMBAC) (a)	5.00%	01/01/21	5,925	6,206,556
Series 2004 B, Ref. Second Lien RB (INS-AMBAC) (a)	5.00%	01/01/22	6,220	6,478,503
Chicago (City of) (O’Hare International Airport);
Series 2003 E, Ref. General Third Lien Airport RB (INS-AGC) (a)	5.00%	01/01/34	5,000	5,040,650
Series 2003 E, Ref. General Third Lien Airport RB (INS-AGC) (a)	5.25%	01/01/21	2,840	2,958,542
Series 2003 E, Ref. General Third Lien Airport RB (INS-AGC) (a)	5.25%	01/01/23	3,120	3,228,514
Series 2003 E, Ref. General Third Lien Airport RB (INS-AGC) (a)	5.25%	01/01/24	1,430	1,474,788
Series 2004 A, Ref. General Third Lien Airport RB (INS-AGC) (a)	5.00%	01/01/29	1,000	1,021,010
Series 2005 A, General Airport Third Lien RB (INS-AGC) (a)	5.25%	01/01/24	6,000	6,355,320
Series 2005 A, General Airport Third Lien RB (INS-AGC) (a)	5.25%	01/01/26	3,855	4,035,607
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Series 2005 A, General Airport Third Lien RB (INS-NATL) (a)	5.25%	01/01/24	$5,000	$5,255,400
Series 2008 A, General Airport Third Lien RB (INS-AGM) (a)(e)	5.00%	01/01/33	3,000	3,073,350
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation COP	7.13%	03/15/22	3,840	3,864,998
Chicago (City of) (San Drain & Ship Canal); Series 1997 A, Tax Increment Allocation RB	7.75%	01/01/14	380	380,904
Chicago (City of) Board of Education (School Reform);
Series 1998 B-1, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	12/01/19	2,845	2,116,765
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	12/01/19	1,500	1,116,045
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	12/01/25	1,020	500,942
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/25	4,840	5,105,426
Chicago (City of) Transit Authority; Series 2011, Sales Tax RB (e)	5.25%	12/01/36	12,000	12,497,640
Chicago (City of);
Series 1996 A-2, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	6.25%	01/01/14	3,000	3,296,640
Series 2000 C, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)	5.75%	01/01/16	1,200	1,203,708
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)	5.38%	01/01/17	2,000	2,255,840
Series 2002 A, Ref. Project Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.63%	01/01/39	145	145,755
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(e)	5.25%	01/01/24	4,200	4,477,452
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(e)	5.25%	01/01/25	4,400	4,654,144
Series 2011, Tax Increment Allocation COP	7.13%	05/01/21	2,800	2,927,876
Cook (County of) School District No. 100 (Berwyn South);
Series 1997, Unlimited Tax GO Bonds (INS-AGM) (a)	8.10%	12/01/16	345	431,912
Series 1997, Unlimited Tax GO Bonds (INS-AGM) (a)	8.20%	12/01/14	290	341,405
Cook (County of) School District No. 122 (Ridgeland);
Series 2000, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	12/01/17	2,605	2,104,632
Series 2000, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	12/01/18	2,995	2,316,543
Series 2000, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	12/01/20	4,050	2,760,561
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/26	2,600	2,776,046
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/27	990	1,052,598
Du Page County Community High School District No. 108; Series 2002, Unlimited Tax GO Bonds (INS-AGM) (a)	5.60%	01/01/22	3,000	3,125,490
Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB (i)	5.38%	03/01/16	1,000	451,100
Greater Chicago Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds (e)	5.00%	12/01/24	15,000	17,351,250
Huntley (Village of) Special Service Area No. 10; Series 2007, Ref. Special Tax RB (INS-AGC) (a)	5.10%	03/01/29	3,000	3,086,700
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB	6.50%	11/01/38	1,000	1,106,160
Illinois (State of) Finance Authority (Amerencips); Series 2000 A, Ref. PCR (c)(d)	5.50%	02/28/14	5,050	5,051,313
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	6.00%	03/01/38	2,500	2,690,425
Illinois (State of) Finance Authority (Carle Foundation); Series 2011 A, RB	6.00%	08/15/41	4,000	4,113,640
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB (i)	5.50%	08/15/18	1,000	44,700
Series 2008 A, Ref. RB (i)	6.00%	08/15/22	250	11,175
Series 2008 A, Ref. RB (i)	6.13%	08/15/28	1,500	67,050
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (e)	5.38%	08/15/24	1,000	1,113,870
Series 2009 A, RB (e)	5.75%	08/15/30	2,000	2,167,260
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,500	1,479,165
Illinois (State of) Finance Authority (Resurrection Health Care);
Series 1999 A, RB (INS-AGM) (a)	5.50%	05/15/24	12,000	12,452,640
Series 1999 B, RB (INS-AGM) (a)	5.00%	05/15/15	4,700	5,007,803
Series 1999 B, RB (INS-AGM) (a)	5.00%	05/15/17	5,100	5,489,640
Series 1999 B, RB (INS-AGM) (a)	5.00%	05/15/18	5,050	5,436,022
Series 2009, Ref. RB	6.13%	05/15/25	2,870	2,997,514
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	2,000	2,114,700
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.40%	04/01/27	$1,000	$992,720
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	4,500	4,957,380
Illinois (State of) Finance Authority (Sherman Health System); Series 1997, RB (INS-AMBAC) (a)	5.25%	08/01/22	2,000	2,001,680
Series 2007 A, RB	5.50%	08/01/37	3,500	3,313,520
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Center); Series 2008, Ref. RB	6.00%	08/15/23	2,745	2,805,418
Illinois (State of) Medical District Commission; Series 2002, COP (INS-NATL) (a)	5.25%	06/01/32	2,000	1,702,940
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Dedicated State Tax RB (INS-NATL) (a)	5.25%	06/15/42	6,000	5,986,260
Series 2002 B, Ref. Dedicated State Tax Conv. CAB RB (INS-NATL) (a)(f)	0.00%	06/15/19	9,250	9,936,165
Series 2002 B, Ref. Dedicated State Tax Conv. CAB RB (INS-NATL) (a)(f)	0.00%	06/15/22	20,000	16,975,400
Illinois (State of); Series 1991, Civic Center RB (INS-AMBAC) (a)	6.25%	12/15/20	3,495	3,946,799
Lake County Community Unit School District No. 60 Waukegan;
Series 1999 A, Unlimited Tax CAB GO Bonds (f)(g)	0.00%	12/01/17	2,875	2,597,994
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	12/01/17	3,915	3,187,358
McHenry & Kane Counties Community Consolidated School District No. 158 (Huntley); Series 2000, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	01/01/17	3,000	2,433,780
McHenry (County of) (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/30	3,820	4,008,288
McHenry County Community High School District No. 154 (Marengo); Series 2001, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	01/01/16	1,330	1,183,580
Pingree Grove (Village of) Special Service Area No. 1 (Cambridge Lakes); Series 2005, Special Tax RB	5.25%	03/01/15	1,356	1,323,103
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (i)	5.80%	03/01/37	1,500	746,220
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/21	1,000	1,080,350
Series 2010, RB	6.00%	06/01/28	10,000	10,544,000
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB	6.25%	03/01/35	982	552,022
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/36	1,000	1,029,850
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	548	432,334
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (b)	7.00%	12/01/42	420	374,287
Woodland Community Consolidated School District No. 50; Series 2000 B, Unlimited Tax CAB GO Bonds (f)(g)	0.00%	12/01/14	1,200	1,166,160

				267,127,215

Indiana—1.09%
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	527,305
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Wastewater Utility Second Lien RB	5.00%	10/01/41	10,000	10,119,500
Indiana (State of) Finance Authority (Hoosier Care); Series 1999 A, RB	7.13%	06/01/34	1,725	1,594,366
Indiana (State of) Finance Authority (St. Francis); Series 2006 E, Ref. RB (INS-AGM) (a)	5.25%	05/15/41	2,000	2,030,920
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	6.00%	01/01/39	3,000	3,265,560
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB (b)	5.10%	01/15/17	1,500	1,670,655
Indianapolis (City of) Local Public Improvement Bond Bank; Series 1992 D, RB (g)	6.75%	02/01/14	365	384,600
St. Joseph (County of) Redevelopment District;
Series 1997 B, Tax Allocation CAB RB (f)	0.00%	06/30/12	140	134,345
Series 1997 B, Tax Allocation CAB RB (f)	0.00%	06/30/13	135	119,952
Series 1997 B, Tax Allocation CAB RB (f)	0.00%	06/30/14	130	106,972
Series 1997 B, Tax Allocation CAB RB (f)	0.00%	06/30/15	130	99,064
Series 1997 B, Tax Allocation CAB RB (f)	0.00%	06/30/16	135	95,267
Series 1997 B, Tax Allocation CAB RB (f)	0.00%	06/30/17	225	147,053
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (j)	5.50%	09/01/27	1,500	1,349,220

				21,644,779

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa—2.24%
Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/34	$1,860	$1,906,184
Ames (City of) (Mary Greely Medical Center); Series 2011, Hospital RB	5.25%	06/15/36	7,000	7,016,520
Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	1,125	1,179,348
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (e)(k)	5.00%	06/01/25	5,815	6,596,594
Series 2009 A, Special Obligation RB (e)(k)	5.00%	06/01/26	4,360	4,896,803
Series 2009 A, Special Obligation RB (e)(k)	5.00%	06/01/27	9,300	10,366,059
Iowa (State of) Finance Authority; Series 2008 A, Health Facilities RB (INS-AGC) (a)	5.25%	08/15/29	1,500	1,580,985
Iowa Student Loan Liquidity Corp.; Series 2011 A-2, Sr. Student Loan RB (b)	5.70%	12/01/27	10,000	10,000,000
Washington (County of) Hospital; Series 2006, Hospital RB	5.50%	07/01/32	1,275	1,110,487

				44,652,980

Kansas—0.47%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,500	1,638,690
Kansas (State of) Development Finance Authority (KU Health System);
Series 2011 H, Health Facilities RB	5.00%	03/01/34	1,000	999,260
Series 2011 H, Health Facilities RB	5.13%	03/01/39	2,000	2,003,840
Wyandotte (County of) & Kansas City (City of) Unified Government (Redevelopment Project Area B); Series 2005, Ref. Second Lien Sales Tax Special Obligation RB	5.00%	12/01/20	2,490	2,578,470
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System RB (INS-BHAC) (a)	5.00%	09/01/29	2,000	2,197,980

				9,418,240

Kentucky—1.29%
Kentucky (Commonwealth of) State Property & Buildings Commission (Project No. 93); Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/28	3,000	3,238,350
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital Facilities RB	5.38%	08/15/24	3,000	3,302,490
Series 2009 A, Hospital Facilities RB	5.63%	08/15/27	1,000	1,090,730
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB (INS-AGC) (a)	6.00%	12/01/33	4,000	4,252,800
Subseries 2008 A-1, RB (INS-AGC) (a)	6.00%	12/01/38	4,000	4,218,600
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	3,200	3,378,336
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (a)	5.25%	10/01/35	6,000	6,280,080

				25,761,386

Louisiana—1.58%
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital);
Series 1992 A, Hospital RB (INS-Connie Lee) (a)	6.38%	12/01/12	685	685,233
Series 1992 A, Hospital RB (INS-Connie Lee) (a)	6.50%	12/01/18	5,530	5,709,780
Jefferson (Parish of) Hospital District No. 1 (West Jefferson Medical Center); Series 2011 A, Ref. Hospital RB	6.00%	01/01/39	1,000	1,007,240
Lafayette (City of) Consolidated Government; Series 2004, Utilities RB (INS-NATL) (a)	5.25%	11/01/24	7,500	8,204,550
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (i)	5.25%	07/01/17	1,364	545,191
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,050	1,070,381
Louisiana (State of); Series 2006 A, Gas & Fuels Tax RB (INS-AGC) (a)	5.00%	05/01/28	2,500	2,645,425
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	6.00%	01/01/23	2,000	2,320,160
Rapides (City of) Finance Authority (Cleco Power LLC); Series 2007, RB (b)(c)(d)	5.25%	03/01/13	1,550	1,602,777
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (a)	5.00%	12/01/30	2,580	2,756,343
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	5,000	4,926,500

				31,473,580

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland—1.45%
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	$1,000	$1,028,490
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	2,500	2,351,900
Maryland (State of) Community Development Administration; Series 2007, RB (b)	5.05%	09/01/32	2,105	2,110,136
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/36	4,000	4,004,200
Series 2011 A, RB	6.25%	01/01/31	2,750	2,824,305
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	6.13%	01/01/30	4,250	4,511,035
Maryland (State of) Health & Higher Educational Facilities Authority (Lifebridge Health); Series 2011, RB	6.00%	07/01/41	1,000	1,069,480
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2004, Ref. RB	5.50%	08/15/33	3,000	3,039,210
Series 2011, RB	5.00%	08/15/41	3,000	2,983,680
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	2,000	2,437,500
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,460	1,465,738
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,030	1,024,922

				28,850,596

Massachusetts—2.16%
Massachusetts (State of) College Building Authority; Series 2009 A, RB	5.50%	05/01/39	1,000	1,075,830
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS-NATL) (a)	5.38%	02/01/27	2,000	2,058,500
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (c)(d)	5.75%	05/01/19	2,000	2,279,000
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (e)	5.50%	11/15/36	20,955	23,569,974
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc.);
Series 2011 A-1, RB	6.25%	11/15/39	1,692	1,225,905
Series 2011 A-2, RB	5.50%	11/15/46	90	54,659
Series 2011 B, RB (f)	0.00%	11/15/56	449	2,202
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (e)	5.50%	07/01/36	6,680	7,506,383
Massachusetts (State of) Development Finance Agency (UMAss Memorial); Series 2011 H, RB	5.50%	07/01/31	1,000	1,015,960
Massachusetts (State of) Housing Finance Agency; Series 2007 C, RB (b)	5.10%	12/01/27	1,685	1,712,853
Massachusetts Municipal Wholesale Electric Co. (No. 6); Series 2001 A, Water Supply System RB (INS-NATL) (a)	5.25%	07/01/16	175	177,212
Massachusetts Municipal Wholesale Electric Co. (Nuclear Mix No. 1); Series 2001 A, Water Supply System RB (INS-NATL) (a)	5.25%	07/01/13	2,350	2,380,714

				43,059,192

Michigan—0.72%
Detroit (City of) (Sewage Disposal System); Series 2003 B, Sr. Lien RB (INS-AGM) (a)	7.50%	07/01/33	5,750	6,809,380
Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (c)(d)	5.25%	01/15/14	650	706,076
Series 2008 A, RB (c)(d)	5.50%	01/15/15	375	422,790
Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2002 C, Ref. Limited Obligation RB (INS-SGI) (a)(b)	5.45%	12/15/32	5,000	5,002,600
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (b)	7.50%	01/01/21	1,545	1,460,751

				14,401,597

Minnesota—1.12%
Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	1,000	748,200
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.75%	11/15/32	$3,000	$3,328,500
Series 2008 B, Health Care System RB (INS-AGC) (a)	6.50%	11/15/38	4,000	4,467,000
Minneapolis (City of) (Providence); Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	2,000	1,864,240
Minnesota (State of) Tobacco Securitization Authority; Series 2011 B, Ref. Tobacco Settlement RB	5.25%	03/01/31	8,000	8,097,440
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	3,800	3,730,612

				22,235,992

Mississippi—0.15%
Harrison (County of) Wastewater Management District; Series 1991 A, Ref. Wastewater Treatment Facilities RB (g)	8.50%	02/01/13	1,000	1,052,380
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	2,000	2,009,600

				3,061,980

Missouri—1.98%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS-AGC) (a)	5.00%	10/01/39	2,000	2,086,100
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009, Health Facilities RB	5.75%	06/01/39	2,150	2,240,988
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/24	5,990	6,797,871
Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	6.00%	03/01/16	2,615	2,681,029
Kansas City (City of) Tax Increment Financing Commission (Maincor); Series 2007 A, Tax Increment Allocation RB	5.25%	03/01/18	500	497,590
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75sm Retirement Community RB	7.50%	11/15/16	1,600	1,613,536
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	525	516,537
Missouri (State of) Environmental Improvement & Energy Resources Authority (Kansas City Power & Light Co.); Series 2008, RB (b)(c)(d)	4.90%	07/01/13	2,700	2,822,256
Missouri (State of) Health & Educational Facilities Authority (Barnes-Jewish Inc./Christian Health Services); Series 1993 A, RB	5.25%	05/15/14	10,000	10,595,100
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Living Services);
Series 2005 B, Ref. RB	5.13%	02/01/27	1,200	1,149,840
Series 2011, RB	5.50%	02/01/42	950	892,211
Raytown (City of) (Live Redevelopment Plan); Series 2007 1, Appropriation-Supported Tax RB	5.13%	12/01/31	3,325	3,380,727
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement Tax Increment Allocation RB	5.75%	11/01/27	450	421,889
St. Louis (County of) Industrial Development Authority (Friendship Village West Community); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,000	1,011,890
St. Louis (County of) Industrial Development Authority (Ranken Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/35	1,300	1,038,128
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Sr. Living Facilities RB	6.38%	12/01/30	500	482,000
Series 2007 A, Sr. Living Facilities RB	6.38%	12/01/41	1,250	1,175,862

				39,403,554

Montana—0.14%
Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	2,600	2,706,964
Nebraska—1.07%
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (a)	5.38%	04/01/39	4,000	4,251,040
Nebraska (State of) Public Power District; Series 2007 B, General CR RB (INS-BHAC) (a)	5.00%	01/01/37	15,570	15,984,940
University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB	5.25%	07/01/39	1,000	1,074,200

				21,310,180

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nevada—1.57%
Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	$2,000	$2,043,720
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (a)	5.25%	07/01/39	4,000	4,158,680
Clark (County of);
Series 1992 A, Transportation Improvement Limited Tax GO Bonds (INS-AMBAC) (a)	6.50%	06/01/17	3,000	3,708,270
Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (a)(b)	5.50%	07/01/20	3,045	3,181,172
Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (a)(b)	5.50%	07/01/21	3,000	3,106,050
Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (a)(b)	5.50%	07/01/23	5,000	5,155,650
Clark County School District; Series 2007 C, Building Limited Tax GO Bonds	5.00%	06/15/26	4,000	4,218,240
Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite);
Series 2007, Special Assessment Local Improvement RB	5.85%	08/01/18	600	584,148
Series 2007, Special Assessment Local Improvement RB	6.00%	08/01/27	515	442,308
Nevada (State of) (Municipal Bond Bank — R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/23	3,500	3,730,160
Reno (City of); Series 2002, Capital Improvement RB (INS-NATL) (a)	5.13%	06/01/26	935	936,468

				31,264,866

New Hampshire—0.47%
Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (a)	5.13%	01/01/30	4,500	4,695,210
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	1,000	1,047,280
New Hampshire (State of) Business Finance Authority (Plymouth Cogeneration L.P.); Series 1993, Electric Facilities RB (Acquired 06/29/93, Cost $298,525) (b)(j)	7.75%	06/01/14	305	302,963
New Hampshire (State of) Business Finance Authority (The United Illuminating Co.); Series 2009, PCR (b)(c)(d)	7.13%	02/01/12	3,250	3,282,045
New Hampshire (State of) Housing Finance Authority; Series 2000 B, SFH Mortgage Acquisition RB (b)	6.70%	07/01/29	100	101,546

				9,429,044

New Jersey—3.05%
Landis Sewage Authority (Registered Cars); Series 1993, Sewer RB (INS-NATL) (a)(h)	9.62%	09/19/19	2,050	2,427,528
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010, RB	5.75%	06/01/31	3,020	3,105,798
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility); Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	750	669,060
New Jersey (State of) Economic Development Authority;
Series 2009 BB, School Facilities Construction RB	5.00%	09/01/34	1,750	1,804,880
Series 2009 Z, School Facilities Construction RB (INS-AGC) (a)	5.50%	12/15/34	1,000	1,068,150
Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	3,885	4,482,629
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health);
Series 2011 A, Ref. RB	5.63%	07/01/32	4,000	4,029,240
Series 2011 A, Ref. RB	5.63%	07/01/37	4,000	3,989,000
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Healthcare System); Series 2008, RB	5.75%	07/01/15	1,695	1,772,360
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/30	1,000	1,061,490
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2008 AA, RB	6.38%	10/01/28	3,695	4,100,157
Series 2008 X, SFH RB (b)	5.10%	10/01/23	4,025	4,121,560
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(f)	0.00%	12/15/26	10,000	4,522,900
New Jersey (State of) Turnpike Authority;
Series 1991 C, RB (g)	6.50%	01/01/16	2,725	3,013,741
Series 1991 C, RB (INS-NATL) (a)	6.50%	01/01/16	565	668,785
Series 2003 A, RB (INS-NATL) (a)	5.00%	01/01/27	10,000	10,368,800
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (a)	5.00%	12/01/19	9,000	9,507,060

				60,713,138

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico—0.48%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (c)(d)	5.20%	06/01/20	$2,000	$2,059,120
Series 2010 C, Ref. PCR	5.90%	06/01/40	4,100	4,176,752
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (e)	6.38%	08/01/32	3,000	3,352,800

				9,588,672

New York—6.82%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, CAB RB (f)	0.00%	07/15/35	5,000	1,235,700
Series 2009, PILOT RB	6.25%	07/15/40	2,710	2,822,628
Series 2009, PILOT RB	6.38%	07/15/43	1,130	1,172,488
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS-AGM) (a)(f)	0.00%	06/01/17	5,000	4,487,500
Series 2008 A, Electric System General RB	6.00%	05/01/33	5,000	5,617,550
Series 2008 A, Electric System General RB (INS-BHAC) (a)	5.50%	05/01/33	5,000	5,519,400
Metropolitan Transportation Authority;
Series 2002 B, State Service Contract RB (INS-NATL) (a)	5.50%	07/01/24	5,000	5,119,050
Series 2011 A, Transportation RB	5.00%	11/15/41	2,000	2,028,960
New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 A, Liberty RB	6.25%	03/01/15	9,000	9,019,260
New York (City of) Industrial Development Agency (Polytechnic University);
Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/27	5,000	5,045,300
Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/37	2,500	2,451,300
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC) (a)	6.38%	01/01/39	1,000	1,066,100
New York (City of) Transitional Finance Authority;
Series 2009 A, Future Tax Sec. RB (e)	5.00%	05/01/28	5,570	6,141,482
Series 2009 A, Future Tax Sec. RB (e)	5.00%	05/01/29	4,455	4,882,725
Series 2009 A, Future Tax Sec. RB (e)	5.00%	05/01/30	4,455	4,840,268
Series 2009 S-3, Building Aid RB	5.25%	01/15/39	2,000	2,127,420
New York (City of); Subseries 2008 L-1, Unlimited Tax GO Bonds	5.00%	04/01/27	2,225	2,419,020
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2003 B, RB (INS-SGI) (a)	5.38%	07/01/21	3,105	3,224,915
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, Personal Income Tax RB (e)	5.00%	03/15/31	21,885	23,612,164
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB (g)	7.38%	07/01/16	6,830	8,047,926
New York (State of) Dormitory Authority;
Series 1990 A, State University Educational Facilities RB	7.50%	05/15/13	2,000	2,185,360
Series 1993 A, State University Educational Facilities RB	5.25%	05/15/15	5,000	5,485,000
New York (State of) Energy Research & Development Authority; Series 1993, Registered Residual Interest RB (h)	11.45%	04/01/20	2,500	2,522,250
New York (State of) Energy, Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Registered Residual Interest Gas Facility RB (b)(h)	13.31%	07/01/26	3,000	3,011,280
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (e)	5.00%	03/15/28	2,000	2,182,220
New York City Housing Development Corp. (Ruppert); Series 1978, MFH RB	6.50%	11/15/18	2,352	2,475,534
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06, Cost $636,422) (i)(j)	6.13%	02/15/19	750	7
New York State Environmental Facilities Corp. (Municipal Water Financing); Series 2005 C, Clean Water & Drinking Revolving Funds RB	5.00%	06/15/21	1,545	1,729,411
Port Authority of New York & New Jersey (JFK International Air Terminal, LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	3,000	3,144,000
Sales Tax Asset Receivable Corp.; Series 2004 A, RB (INS-AMBAC) (a)	5.00%	10/15/29	10,000	10,742,700
Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/38	2,000	1,443,300

				135,802,218

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina—0.99%
Charlotte (City of) (Charlotte Douglas International Airport); Series 2011 B, Airport RB (b)	5.00%	07/01/41	$2,500	$2,480,800
Johnston (County of) Memorial Hospital Authority; Series 2008, RB (INS-AGM) (a)	5.25%	10/01/24	6,000	6,579,960
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, Retirement Facilities First Mortgage RB	5.63%	10/01/27	1,000	907,740
North Carolina (State of) Medical Care Commission (WakeMed); Series 2009 A, Health Care Facilities RB (INS-AGC) (a)	5.63%	10/01/38	2,200	2,253,592
North Carolina (State of) Municipal Power Agency No. 1 (Catawba Electric); Series 1998 A, RB (INS-NATL) (a)	5.50%	01/01/15	4,750	5,353,820
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2009 A, RB (INS-AGC) (a)	5.13%	01/01/24	2,000	2,205,640

				19,781,552

North Dakota—0.31%
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Sr. Housing RB	5.20%	12/01/26	1,000	889,790
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	2,000	2,063,620
Mercer (County of) (Antelope Valley Station); Series 1995, Ref. PCR (INS-AMBAC) (a)	7.20%	06/30/13	2,215	2,302,670
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,000	945,640

				6,201,720

Ohio—2.56%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facilities Improvement RB	6.25%	09/01/20	3,340	2,587,231
Cleveland (City of); Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(f)	0.00%	11/15/25	2,895	1,498,886
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	500	461,690
Erie (County of) (Firelands Regional Medical Center); Series 2002 A, Hospital Facilities RB	5.63%	08/15/32	3,000	2,956,440
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Healthcare RB	5.00%	01/01/37	4,750	4,034,460
Lorain (County of) (Catholic Healthcare Partners);
Series 2001 A, Ref. & Improvement Hospital Facilities RB	5.25%	10/01/33	5,000	5,030,450
Series 2003 C-1, Ref. Hospital RB (INS-AGM) (a)	5.00%	04/01/24	1,750	1,865,097
Series 2006 H, Hospital Facilities RB (INS-AGC) (a)	5.00%	02/01/24	4,810	5,129,240
Montgomery (County of) (Miami Valley Hospital); Series 2009 A, RB	6.00%	11/15/28	2,825	2,969,442
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (c)(d)	5.80%	12/01/19	3,000	3,189,000
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	5,850	6,568,848
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	4,000	4,168,800
Ohio (State of) Housing Finance Agency (Covenent House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (b)	6.10%	09/20/49	2,845	3,034,420
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (b)(e)	5.30%	09/01/28	1,363	1,401,927
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (b)(e)	5.40%	03/01/33	1,823	1,877,672
Ohio (State of) Water Development Authority (Allied Waste North America, Inc.); Series 2007 A, Solid Waste RB (b)	5.15%	07/15/15	1,750	1,784,213
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(d)	5.88%	06/01/16	2,140	2,397,720

				50,955,536

Oklahoma—1.09%
Grand River Dam Authority;
Series 2008 A, RB (INS-BHAC) (a)	5.00%	06/01/21	3,735	4,351,649
Series 2008 A, RB (INS-BHAC) (a)	5.00%	06/01/22	3,735	4,308,696
Series 2008 A, RB (INS-BHAC) (a)	5.00%	06/01/23	6,350	7,250,684
McAlester (City of) Public Works Authority; Series 1999 A, Utility System CAB RB (INS-AGM) (a)(f)	0.00%	02/01/30	4,320	1,557,878
Oklahoma (State of) Colleges Board of Regents (University of Central Oklahoma); Series 2004 B, Student Facilities RB (INS-AMBAC) (a)	5.50%	06/01/24	2,000	2,157,280
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oklahoma—(continued)
Oklahoma (State of) Housing Finance Agency; Series 1991, Class B, SFH Mortgage RB (CEP-GNMA) (b)	8.00%	08/01/18	$75	$76,796
Tulsa (City of) Community College; Series 2002, RB (INS-AMBAC) (a)	5.50%	07/01/22	2,000	2,046,620

				21,749,603

Oregon—0.18%
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development RB (j)	6.38%	11/01/33	3,500	3,527,440

Pennsylvania—0.90%
Chester (County of) Industrial Development Authority (RHA/Pennsylvania Nursing Homes, Inc.); Series 2002, First Mortgage RB	8.50%	05/01/32	1,635	1,544,503
Pennsylvania (State of) Economic Development Financing Authority (Exelon Generation Co., LLC); Series 2009 A, Ref. Exempt Facilities RB (c)(d)	5.00%	06/01/12	1,750	1,785,980
Pennsylvania (State of) Turnpike Commission;
Subseries 2009 A, RB (INS-AGC) (a)	5.00%	06/01/39	1,850	1,879,489
Subseries 2009 A, RB (INS-AGC) (a)	5.00%	06/01/24	4,000	4,350,520
Subseries 2010 B-2, Conv. CAB RB (f)	0.00%	12/01/28	4,550	3,918,551
Subseries 2010 B-2, Conv. CAB RB (f)	0.00%	12/01/34	2,750	2,304,802
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	02/01/31	2,000	2,093,680

				17,877,525

Puerto Rico—2.35%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 1989 O, CAB RB (f)(g)	0.00%	07/01/17	15,000	12,846,300
Series 2008 WW, RB	5.25%	07/01/33	2,000	2,018,180
Series 2010 CCC, RB	5.25%	07/01/27	4,000	4,175,320
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1993 X, RB (g)	5.50%	07/01/15	7,680	8,708,506
Series 1993 X, RB	5.50%	07/01/15	2,320	2,527,779
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	4,600	4,743,750
First Subseries 2010 A, RB	5.50%	08/01/42	4,400	4,592,192
First Subseries 2010 C, RB	5.25%	08/01/41	6,950	7,097,479

				46,709,506

Rhode Island—0.09%
Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS-AGC) (a)(b)	5.25%	07/01/28	1,810	1,873,531

South Carolina—2.16%
Charleston Educational Excellence Financing Corp. (Charleston County School District); Series 2005, Installment Purchase RB	5.25%	12/01/30	5,000	5,258,350
Easley (City of); Series 2005, Ref. & Improvement Utility System RB (c)(g)	5.00%	12/01/15	5,170	5,940,123
Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/40	2,000	2,041,200
Piedmont (City of) Municipal Power Agency; Series 2008 A-2, Electric RB	5.00%	01/01/24	2,000	2,148,920
Richland (County of) (International Paper Co.); Series 2007 A, Ref. Environmental Improvement RB	4.60%	09/01/12	1,025	1,048,052
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.00%	02/01/19	1,000	1,143,370
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.38%	02/01/29	2,000	2,116,780
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.50%	02/01/38	3,000	3,104,760
South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.); Series 2002 A, IDR (INS-AMBAC) (a)	5.20%	11/01/27	6,500	6,679,010
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,019,460
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—(continued)
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB (i)	6.00%	11/15/27	$1,000	$394,990
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	500	413,875
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2008 A, RB	5.50%	01/01/38	2,000	2,175,100
South Carolina (State of) Transportation Infrastructure Bank; Series 2002 A, RB (INS-AMBAC) (a)	5.25%	10/01/21	4,430	4,573,266
Spartanburg (County of) Regional Health Services District; Series 2008 D, Ref. RB (INS-AGC) (a)	5.25%	04/15/22	4,465	4,896,855

				42,954,111

South Dakota—0.55%
Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/31	1,500	1,617,555
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS-AGC) (a)	5.50%	08/01/38	3,000	3,186,090
South Dakota (State of);
Series 1993 A, Lease Revenue Trust Ctfs. (INS-AGM) (a)	6.63%	09/01/12	1,415	1,451,861
Series 1993 A, Lease Revenue Trust Ctfs. (INS-AGM) (a)	6.70%	09/01/17	4,000	4,668,040

				10,923,546

Tennessee—0.31%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	1,000	962,230
Elizabethton (City of) Health & Educational Facilities Board; Series 2000 B, Ref. & Improvement Hospital RB (c)(g)	7.75%	07/01/12	4,000	4,255,680
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	1,000	984,710

				6,202,620

Texas—11.37%
Alliance Airport Authority (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (b)	4.85%	04/01/21	3,615	3,780,278
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental RB (b)	6.50%	11/01/29	440	256,423
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB (g)	7.00%	05/01/21	500	667,115
Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A, Environmental Facilities RB (b)(c)(d)	5.95%	05/15/18	1,100	1,112,705
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	4,500	4,649,175
Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB	6.00%	01/01/41	5,000	5,041,450
Dallas (City of); Series 2009, Ref. & Improvement Civic Center Convention Complex RB (INS-AGC) (a)	5.25%	08/15/34	4,000	4,242,760
Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2001 A, Ref. CR RB (INS-BHAC) (a)(b)	5.50%	11/01/31	4,065	4,067,602
Series 2002 C, Joint RB (INS-NATL) (a)(b)	5.75%	11/01/18	425	426,522
Series 2002 C, Joint RB (INS-NATL) (a)(b)	6.00%	11/01/23	850	853,221
Series 2003 A, Joint RB (INS-AGM) (a)(b)	5.25%	11/01/24	10,000	10,229,000
Series 2004 B, Joint RB (INS-AGM) (a)(b)	5.38%	11/01/21	4,000	4,220,080
Series 2004 B, Joint RB (INS-AGM) (a)(b)	5.50%	11/01/19	6,110	6,552,547
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/26	2,840	3,109,715
Harris (County of);
Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/15/31	6,665	7,888,961
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/31	2,920	3,153,104
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/38	1,000	1,049,130
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.25%	12/01/35	1,000	1,124,970
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/26	3,860	4,127,421
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/27	$3,180	$3,378,368
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 B, RB	6.38%	11/15/19	390	368,901
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	1,805	1,765,019
Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special CAB CR RB (INS-AGM) (a)(f)	0.00%	09/01/26	8,750	3,943,975
Series 2001 B, Hotel Occupancy Tax & Special CAB CR RB (INS-AGM) (a)(f)	0.00%	09/01/27	3,600	1,513,980
Houston (City of);
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-AGM) (a)	5.25%	05/15/22	15,000	16,288,800
Series 2004 A, Ref. First Lien Combined Utility System CR RB (INS-BHAC) (a)	5.25%	05/15/23	22,500	24,417,900
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/25	5,000	5,422,400
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	6.50%	05/15/31	1,740	1,865,611
Series 2011 A, RB	6.88%	05/15/41	1,700	1,835,405
Houston Independent School District; Series 2008, Schoolhouse Limited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/26	6,875	7,678,962
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	4,000	3,735,480
Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (b)(c)(d)	6.00%	08/01/13	5,000	5,334,050
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB	5.63%	01/01/33	3,500	3,695,055
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	2,000	2,267,780
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(f)	0.00%	01/01/28	12,800	5,368,576
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(f)	0.00%	01/01/29	2,165	850,347
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(f)	0.00%	01/01/31	4,710	1,609,737
Series 2008 F, Ref. Second Tier System RB	6.13%	01/01/31	4,000	4,204,160
Series 2008 L-2, Ref. First Tier System RB (c)(d)	6.00%	01/01/13	2,000	2,110,320
Nueces River Authority (Corpus Christi);
Series 2005, Ref. Facilities RB (INS-AGM) (a)	5.00%	07/15/25	2,750	2,963,977
Series 2005, Ref. Facilities RB (INS-AGM) (a)	5.00%	03/01/27	2,000	2,084,120
San Antonio (City of);
Series 2002, Ref. Water System RB (INS-AGM) (a)	5.00%	05/15/28	4,425	4,493,809
Series 2002, Ref. Water System RB (c)(g)	5.00%	05/15/12	575	587,638
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligation); Series 2009, Retirement Facility RB	6.13%	11/15/29	2,000	2,041,540
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/37	345	315,965
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB	5.00%	11/15/17	500	539,400
Series 2007, Retirement Facility RB	5.25%	11/15/37	4,000	3,739,560
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/25	2,200	1,921,392
Series 2007, Retirement Facility RB	5.75%	02/15/29	1,500	1,250,160
Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	2,000	2,000,180
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health);
Series 2008 A, Ref. RB (INS-AGC) (a)	5.75%	07/01/18	3,045	3,286,194
Series 2008 A, Ref. RB (INS-AGC) (a)	6.50%	07/01/37	4,250	4,556,850
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/17	2,700	3,059,937
Tarrant County Health Facilities Development Corp.; Series 1987 B, RB (g)	5.00%	09/01/15	1,750	1,921,132
Texas (State of) (Transportation Commission — Mobility Fund); Series 2008, Unlimited Tax GO Bonds (e)	5.00%	04/01/28	4,000	4,365,440
Texas (State of) Department of Housing & Community Affairs; Series 1992 C-2, Regular Residual Interest Home Mortgage RB (CEP-GNMA) (b)(h)	13.14%	07/02/24	475	521,009
Texas (State of) Transportation Commission; Series 2006 A, First Tier RB	5.00%	04/01/20	2,000	2,277,860
Texas (State of) Turnpike Authority;
Series 2002, First Tier CAB CR RB (INS-BHAC) (a)(f)	0.00%	08/15/27	1,000	444,080
Series 2002 A, First Tier RB (INS-AMBAC) (a)	5.50%	08/15/39	10,000	10,051,900
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/25	$1,610	$1,817,320
Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	5,460	5,848,697
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/23	1,790	2,025,546

				226,320,711

Utah—0.49%
Provo (City of); Series 1984 A, Electric RB (g)	10.38%	09/15/15	310	372,927
Salt Lake City (City of) (Intermountain Healthcare Hospitals, Inc.); Series 1983, Hospital RB (g)	5.00%	06/01/15	5,000	5,505,200
Series 1992, Indexed Inverse Floating Rate Hospital RB (g)	6.15%	02/15/12	1,300	1,313,923
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, RB	5.80%	06/15/38	600	525,378
Utah Housing Corp.; Series 2008 C-1, Class III, SFH Mortgage RB (b)	5.70%	07/01/28	1,980	2,051,082

				9,768,510

Vermont—0.15%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	3,550	2,893,427

Virgin Islands—0.18%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	3,600	3,670,596

Virginia—0.35%
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.45%	09/01/37	993	999,971
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (g)	5.50%	06/01/26	1,000	1,105,080
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton); Series 2009, RB (j)	8.00%	07/01/19	1,000	1,048,630
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.50%	07/01/29	2,000	2,280,420
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,431	1,483,246

				6,917,347

Washington—5.00%
Chelan County School District No. 246 (Wenatchee); Series 2002, Unlimited Tax GO Bonds (c)(g)	5.00%	06/01/12	4,115	4,214,007
Energy Northwest (No. 3); Series 2002 B, Ref. Electric RB (INS-AGM) (a)	6.00%	07/01/16	5,000	5,161,150
Energy Northwest (Wind); Series 2003, RB (INS-AMBAC) (a)	5.00%	07/01/23	1,365	1,378,199
Fife (City of); Series 2004, Water & Sewer RB (INS-NATL) (a)	5.13%	04/01/24	685	693,090
FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/39	1,000	1,062,100
Grant (County of) Public Utility District No. 2 (Wanapum Hydroelectric Development); Series 2005 A, Ref. RB (INS-NATL) (a)	5.00%	01/01/38	2,500	2,521,575
Kalispel Tribe of Indians; Series 2008, Priority District RB	6.63%	01/01/28	950	805,324
King (County of) Housing Authority (Egis Housing Program); Series 2007, Capital Fund Program RB (INS-AGM) (a)(b)	5.30%	06/01/23	1,025	1,040,867
King (County of) Public Hospital District No. 1; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)	5.25%	12/01/28	3,575	3,840,301
Lynnwood (City of) Public Facilities District (Convention Center); Series 2005, RB (INS-AMBAC) (a)	5.00%	12/01/34	4,140	4,150,847
Seattle (City of);
Series 2003, Ref. Water System RB (INS-NATL) (a)	5.00%	09/01/20	10,000	10,637,500
Series 2003, Ref. Water System RB (INS-NATL) (a)	5.00%	09/01/23	10,000	10,602,100
Series 2008, Drainage & Wastewater RB	5.00%	06/01/25	2,450	2,719,647
Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	2,000	2,413,480
Snohomish (County of) Public Utility District No. 1; Series 2002, Electric RB (c)(g)	5.50%	12/01/12	2,565	2,699,380
Spokane (City of) Public Facilities District;
Series 2003, Hotel, Motel & Sales Tax Use RB (INS-NATL) (a)	5.25%	09/01/33	3,000	3,042,930
Series 2003, Hotel, Motel & Sales Tax Use RB (INS-NATL) (a)	5.75%	12/01/25	2,000	2,147,960
Series 2003, Hotel, Motel & Sales Tax Use RB (INS-NATL) (a)	5.75%	12/01/26	2,420	2,589,134
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—(continued)
Washington (State of) Health Care Facilities Authority (Multicare Health System);
Series 2004 A, RB (INS-AGM) (a)	5.25%	08/15/28	$1,000	$1,052,700
Series 2008 B, RB (INS-AGC) (a)	6.00%	08/15/39	2,000	2,163,520
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 D, RB (INS-AGM) (a)	5.25%	10/01/33	5,000	5,199,850
Washington (State of) Higher Education Facilities Authority (Whitworth University);
Series 2009, Ref. RB	5.38%	10/01/29	500	509,885
Series 2009, Ref. RB	5.63%	10/01/40	1,500	1,530,330
Washington (State of) Housing Finance Commission (CR-Wesley Homes); Series 2008, Non-Profit RB (j)	6.00%	01/01/27	1,100	1,068,089
Washington (State of);
Series 2007 B, Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	07/01/27	2,250	2,473,605
Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds (e)	5.00%	08/01/30	21,500	23,842,425

				99,559,995

West Virginia—0.19%
Harrison (County of) (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (b)	5.50%	10/15/37	1,000	980,990
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	250	253,042
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	855	862,037
West Virginia (State of) Economic Development Authority (Correctional, Juvenile and Public Safety Facilities); Series 2002 A, Lease RB (c)(g)	5.50%	06/01/12	1,530	1,585,784

				3,681,853

Wisconsin—1.46%
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (b)	5.38%	11/01/21	2,000	2,088,920
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/28	1,250	910,975
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB	5.50%	05/01/31	2,000	2,062,940
Series 2011 A, RB	5.75%	05/01/35	1,000	1,041,640
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group);
Series 2009, RB	6.38%	02/15/29	500	548,260
Series 2009, RB	6.63%	02/15/39	1,000	1,080,600
Wisconsin (State of) Housing & Economic Development Authority;
Series 2007 C, Home Ownership RB (b)(e)	5.13%	09/01/28	4,395	4,454,596
Series 2008 A, Home Ownership RB (b)	5.30%	09/01/23	8,125	8,503,056
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	2,355	2,659,643
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	5,000	5,624,550

				28,975,180

Wyoming—0.40%
Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/39	4,000	4,326,200
Wyoming (State of) Municipal Power Agency;
Series 2008 A, Power Supply RB	5.50%	01/01/33	2,360	2,501,718
Series 2009 A, Power Supply RB	5.00%	01/01/36	1,000	1,024,830
				7,852,748

TOTAL INVESTMENTS(l)—107.28% (Cost $2,040,884,891)				2,135,170,170

Floating Rate Note Obligations—(8.29)%
Notes with interest rates ranging from 0.14% to 0.31% at 11/30/11 and contractual maturities of collateral ranging from 05/15/23 to 08/15/42 (See Note 1F) (m)				(165,030,000)

OTHER ASSETS LESS LIABILITIES—1.01%				20,174,839

NET ASSETS—100.00%				$1,990,315,009

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.

AGC	— Assured Guaranty Corp.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp.

BHAC	— Berkshire Hathaway Assurance Corp.

CAB	— Capital Appreciation Bonds

CEP	— Credit Enhancement Provider

Connie Lee	— Connie Lee Insurance, Co.

Conv.	— Convertible

COP	— Certificates of Participation

CR	— Custodial Receipts

Ctfs.	— Certificates

FHA	— Federal Housing Administration

FNMA	— Federal National Mortgage Association

FTA	— Federal Transit Administration

GNMA	— Government National Mortgage Association

GO	— General Obligation

IDR	— Industrial Development Revenue Bonds

INS	— Insurer

Jr.	— Junior

MFH	— Multi-Family Housing

NATL	— National Public Finance Guarantee Corp.

PCR	— Pollution Control Revenue Bonds

PILOT	— Payment-in-Lieu-of-Tax

RAB	— Revenue Anticipation Bonds

Radian	— Radian Asset Assurance, Inc.

RB	— Revenue Bonds

Ref.	— Refunding

SFH	— Single-Family Housing

SGI	— Syncora Guarantee, Inc.

Sr.	— Senior

Sub.	— Subordinated

TEMPS	— Tax-Exempt Mandatory Paydown Securities
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security subject to the alternative minimum tax.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(e)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1F.

(f)	Zero coupon bond issued at a discount.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $19,283,507 which represents 0.97% of Net Assets.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2011 was $3,076,026, which represented 0.15% of the Fund’s Net Assets.

(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $11,004,619, which represented 0.55% of the Fund’s Net Assets.

(k)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $13,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	12.5%
Assured Guaranty Municipal Corp.	11.1
Assured Guaranty Corp.	9.1
American Municipal Bond Assurance Corp.	6.5

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Fund’s investments with a value of $283,989,078 are held by Dealer Trusts and serve as collateral for the $165,030,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Invesco Van Kampen Municipal Income Fund

D.	Other Risks — (continued)
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
F.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
     The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
Invesco Van Kampen Municipal Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$2,135,170,170	$—	$2,135,170,170
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2011 was $212,899,651 and $94,056,055, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$128,202,244
Aggregate unrealized (depreciation) of investment securities	(33,754,871)

Net unrealized appreciation of investment securities	$94,447,373

Cost of investments for tax purposes is $2,040,722,797.
Invesco Van Kampen Municipal Income Fund

Invesco Van Kampen New York Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	VK-NYTFI-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—104.76%

New York—95.89%
Albany (City of) Industrial Development Agency (Albany College Pharmacy); Series 2004 A, Civic Facility RB	5.63%	12/01/34	$1,290	$1,296,876
Albany (City of) Industrial Development Agency (Albany Law School University); Series 2007 A, Civic Facility RB	5.00%	07/01/31	1,000	991,330
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB	5.75%	11/15/27	400	408,980
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM)(a)	5.00%	12/15/25	500	541,320
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB	6.25%	11/15/38	1,000	1,035,650
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/34	500	539,090
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(b)	0.00%	07/15/34	3,685	976,893
Series 2009, PILOT RB	6.25%	07/15/40	475	494,741
Series 2009, PILOT RB	6.38%	07/15/43	475	492,860
Chautauqua (County of) Industrial Development Agency (NRG Energy, Inc. — Dunkirk Power LLC); Series 2009, Exempt Facility RB	5.88%	04/01/42	1,510	1,496,138
Dutchess (County of) Industrial Development Agency (Elant at Fishkill, Inc.); Series 2007 A, Civic Facility RB	5.25%	01/01/37	365	272,578
East Rochester (City of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,000	838,730
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB	5.25%	05/01/30	2,850	3,102,709
Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Ref. Solid Waste Disposal RB(c)	5.20%	12/01/23	1,100	1,102,079
Hempstead Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/39	1,340	1,398,866
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/47	875	927,194
Islip (Town of) Resource Recovery Agency (1985 Facility); Series 2004 E, RB (INS-AGM)(a)(c)	5.75%	07/01/22	1,290	1,361,260
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/30	1,000	921,170
Long Island (City of) Power Authority;
Series 2000 A, Electric System CAB RB (INS-AGM)(a)(b)	0.00%	06/01/18	2,000	1,732,420
Series 2008 A, Electric System General RB (INS-BHAC)(a)	5.50%	05/01/33	355	391,877
Series 2009 A, Electric System RB	5.00%	04/01/23	700	777,182
Madison (County of) Industrial Development Agency (Colgate University);
Series 2003 B, RB	5.00%	07/01/33	500	509,715
Series 2005 A, RB (INS-AMBAC)(a)	5.00%	07/01/35	750	779,498
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/34	1,500	1,578,885
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/27	615	676,844
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/41	370	380,301
Monroe County Industrial Development Corp.(University of Rochester); Series 2011 A, RB	5.00%	07/01/36	875	911,146
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2007 A, Continuing Care Retirement Community RB	5.88%	01/01/18	500	452,220
Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	1,250	967,300
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/26	1,000	885,890
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, Special Obligation RB (INS-NATL)(a)(c)	5.75%	12/01/22	2,000	1,985,060
Series 2010 8, Special Obligation RB	6.00%	12/01/42	860	901,280
New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 A, Liberty RB	6.25%	03/01/15	925	926,980
New York (City of) Industrial Development Agency (Airis JFK I, LLC); Series 2001 A, Special Airport Facility RB(c)	5.50%	07/01/28	1,000	865,920
New York (City of) Industrial Development Agency (IAC/InterActiveCorp); Series 2005, Liberty RB	5.00%	09/01/35	1,515	1,434,311
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Civic Facility RB (INS-ACA)(a)	5.25%	11/01/37	1,500	1,470,780
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York (City of) Industrial Development Agency (Royal Charter Properties, Inc. — New York & Presbyterian Hospital Leasehold) Series 2001, Parking Facility RB (INS-AGM)(a)	5.38%	12/15/16	$1,405	$1,438,537
New York (City of) Industrial Development Agency (Staten Island University Hospital); Series 2001 B, Civic Facility RB(d)(e)	6.38%	07/01/12	1,095	1,131,573
New York (City of) Industrial Development Agency (Terminal One Group Association, L.P.);
Series 2005, Special Facility RB(c)(d)(f)	5.50%	01/01/20	2,000	2,113,140
Series 2005, Special Facility RB(c)(d)(f)	5.50%	01/01/24	2,000	2,067,400
New York (City of) Municipal Water Finance Authority;
Series 2005 D, RB(g)	5.00%	06/15/37	4,000	4,144,320
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	2,000	2,197,020
New York (City of) Transitional Finance Authority;
Series 2009 A, Future Tax Sec. RB(g)	5.00%	05/01/28	755	832,463
Series 2009 A, Future Tax Sec. RB(g)	5.00%	05/01/29	605	663,086
Series 2009 A, Future Tax Sec. RB(g)	5.00%	05/01/30	605	657,320
Series 2009 S-1, Building Aid RB	5.50%	07/15/38	500	539,775
Series 2009 S-2, Building Aid RB	6.00%	07/15/33	850	960,432
Series 2009 S-3, Building Aid RB	5.25%	01/15/27	1,310	1,448,532
Series 2009 S-3, Building Aid RB	5.25%	01/15/39	1,000	1,063,710
Series 2009 S-5, Building Aid RB	5.00%	01/15/31	595	629,088
Series 2011 E, Future Tax Sec. Sub. RB	5.00%	11/01/24	660	763,085
New York (City of) Trust for Cultural Resources (American Museum of Natural History);
Series 2004 A, Ref. RB (INS-NATL)(a)(g)	5.00%	07/01/44	960	975,658
Series 2008 A-2, Ref. VRD RB(h)	0.13%	04/01/27	700	700,000
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	850	871,114
New York (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB	5.00%	04/01/31	800	853,560
New York (City of);
Subseries 1993 A-7, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.)(h)(i)	0.07%	08/01/20	2,700	2,700,000
Subseries 1993 E-2, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.)(h)(i)	0.07%	08/01/20	2,000	2,000,000
Subseries 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	1,750	1,974,262
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	400	456,700
Subseries 2008 I-1, Unlimited Tax GO Bonds	5.00%	02/01/25	405	445,099
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2003 B, RB (INS-SGI)(a)	5.38%	07/01/23	1,000	1,033,110
Series 2009, Ref. Non State Supported Debt RB	5.75%	07/01/33	660	713,599
New York (State of) Dormitory Authority (Catholic Health Services of Long Island — St. Francis Hospital); Series 2004, RB	5.00%	07/01/27	2,000	2,013,160
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC)(a)	5.50%	05/15/27	710	829,649
Series 2005 A, Court Facilities Lease RB (INS-AMBAC)(a)	5.50%	05/15/30	750	867,503
Series 2005 A, Court Facilities Lease RB (INS-AMBAC)(a)	5.50%	05/15/31	555	638,600
New York (State of) Dormitory Authority (City University Consolidated System);
Series 1993 B, RB	6.00%	07/01/14	520	553,649
Series 1993 D, Ref. Special Obligation RB (INS-AGM)(a)	5.75%	07/01/12	235	240,377
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, Non State Supported Debt RB	5.00%	10/01/41	510	562,545
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB(g)	5.00%	07/01/35	4,725	4,922,033
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/36	1,000	1,126,840
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, Non State Supported Debt RB (INS-NATL)(a)	5.25%	07/01/28	935	974,532
New York (State of) Dormitory Authority (Fordham University);
Series 2008 B, Non State Supported Debt RB (INS-AGC)(a)	5.00%	07/01/33	500	520,890
Series 2011 A, Non State Supported Debt RB	5.13%	07/01/29	500	538,830
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, Non State Supported Debt RB (INS-Radian)(a)	5.00%	07/01/41	1,150	1,052,319
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, Non State Supported Debt RB	5.25%	07/01/29	1,000	1,001,500
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS-NATL)(a)	5.50%	07/01/23	1,250	1,514,975
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York (State of) Dormitory Authority (Mental Health Services Facilities);
Series 2007 A, State Supported Debt Improvement RB (INS-AGM)(a)	5.00%	02/15/27	$1,000	$1,057,380
Series 2008 C, State Supported Debt Improvement RB (INS-AGM)(a)(c)	5.25%	02/15/28	2,000	2,056,140
New York (State of) Dormitory Authority (Miriam Osborn Memorial Home); Series 2000 B, RB (INS-ACA)(a)	6.38%	07/01/29	750	752,100
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL)(a)	5.00%	08/01/29	1,000	1,066,270
New York (State of) Dormitory Authority (Mount Sinai Hospital); Series 2011 A, Non State Supported Debt RB	5.00%	07/01/31	875	879,926
New York (State of) Dormitory Authority (Mount Sinai School of Medicine); Series 2009, Non State Supported Debt RB	5.13%	07/01/39	1,250	1,271,950
New York (State of) Dormitory Authority (New York State Rehabilitation Association); Series 2001 A, RB (INS-AMBAC)(a)	5.50%	07/01/15	960	982,800
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, Non State Supported Debt RB	6.00%	07/01/40	1,500	1,567,920
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC)(a)	5.50%	07/01/31	1,070	1,296,647
New York (State of) Dormitory Authority (North Shore — Long Island Jewish Obligated Group);
Series 2009 A, Non State Supported Debt RB	5.50%	05/01/37	1,250	1,289,462
Subseries 2005 A, RB	5.00%	11/01/26	750	775,553
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2008, Non State Supported Debt RB	6.13%	12/01/29	500	501,465
Series 2008, Non State Supported Debt RB	6.50%	12/01/21	1,000	1,056,280
New York (State of) Dormitory Authority (Providence Rest); Series 2005, RB (INS-ACA)(a)	5.25%	07/01/25	2,000	1,656,280
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, Non State Supported Debt RB	5.00%	07/01/40	1,250	1,299,025
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, Non State Supported Debt RB	5.00%	07/01/41	775	829,374
New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2002 C, RB (INS-NATL)(a)	5.25%	04/01/21	1,000	1,034,090
Series 2002 E, RB (INS-NATL)(a)	5.50%	10/01/17	1,000	1,036,120
Series 2008 C, Non State Supported Debt RB	7.50%	04/01/39	2,000	2,361,800
Series 2008 D, Non State Supported Debt RB (INS-AGC)(a)	5.75%	10/01/24	500	570,520
Series 2009 C, Non State Supported Debt RB (INS-AGC)(a)	5.00%	10/01/24	1,500	1,648,875
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, Non State Supported Debt RB	5.25%	07/01/35	500	519,760
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB(e)	7.38%	07/01/16	1,445	1,702,672
New York (State of) Dormitory Authority (The New School);
Series 2010, Non State Supported Debt RB	5.50%	07/01/40	1,245	1,314,197
Series 2011, Ref. Non State Supported Debt RB	5.00%	07/01/31	750	776,250
New York (State of) Dormitory Authority (Vassar College); Series 2007, Non State Supported Debt RB	5.00%	07/01/46	925	955,192
New York (State of) Dormitory Authority (Winthrop South Nassau University Health System Obligated Group); Series 2003 B, RB	5.50%	07/01/23	750	762,533
New York (State of) Dormitory Authority; Series 1993 A, State University Educational Facilities RB	5.25%	05/15/15	2,000	2,194,000
New York (State of) Energy, Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities RB(c)(f)	13.31%	07/01/26	1,200	1,204,512
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/38	730	782,954
New York (State of) Thruway Authority;
Series 2008 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/25	500	551,875
Series 2009 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/29	500	540,170
New York City Health & Hospital Corp. (Health System);
Series 2002 A, RB(d)(e)	5.50%	02/15/12	500	505,540
Series 2003 A, RB (INS-AMBAC)(a)	5.25%	02/15/22	1,000	1,041,460
New York City Housing Development Corp. (East Midtown); Series 1978, MFH RB(j)	6.50%	11/15/18	1,173	1,177,088
New York City Housing Development Corp. (Ruppert); Series 1978, MFH RB(j)	6.50%	11/15/18	1,229	1,294,949
New York City Housing Development Corp.; Series 2005 K, MFH RB(c)	5.00%	11/01/37	1,000	1,001,020
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/31	875	906,588
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	$1,215	$1,264,438
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422)(j)(k)	6.13%	02/15/19	750	8
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority); Series 2011 B, Sub. State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/31	1,430	1,569,239
New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB	5.50%	04/15/35	310	387,531
New York State Urban Development Corp.;
Series 1994 A, Ref. Correctional Facilities RB	5.50%	01/01/14	355	369,488
Series 2008 B, Ref. Service Contract RB	5.25%	01/01/24	750	832,403
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL)(a)	5.00%	06/15/23	935	1,104,562
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/29	995	929,469
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	1,065	1,081,039
Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC-JPMorgan Chase Bank, N.A.)(c)(i)	5.38%	12/01/36	1,000	1,007,430
Rockland (County of) Solid Waste Management Authority; Series 2003 B, RB (INS-AMBAC)(a)(c)	5.00%	12/15/23	1,000	1,015,440
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB(c)(d)(f)(j)	6.63%	10/01/13	850	853,732
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(j)	5.38%	01/01/27	1,325	1,115,358
Suffolk (County of) Industrial Development Agency (Family Service League of Suffolk County, Inc.); Series 2004, Civic Facility RB (LOC-Fleet National Bank)(i)	5.00%	11/01/34	825	829,298
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. Continuing Care Retirement Community RB	5.00%	11/01/28	1,000	942,720
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	465	469,018
Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.); Series 2001 A, First Mortgage RB	7.38%	03/01/21	250	231,428
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds(c)	5.00%	11/01/36	1,000	981,100
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/37	250	263,823
Triborough Bridge & Tunnel Authority; Series 2008, General Purpose RB	4.75%	11/15/29	200	211,798
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/30	1,250	1,281,525
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	1,040	734,729
Ulster (County of) Resource Recovery Agency; Series 2002, Ref. Solid Waste System RB (INS-AMBAC)(a)	5.25%	03/01/18	1,000	1,045,480
United Nations Development Corp.;
Series 2009 A, Ref. RB	5.00%	07/01/25	1,000	1,096,010
Series 2009 A, Ref. RB	5.00%	07/01/26	810	878,518
Upper Mohawk Valley Regional Water Finance Authority; Series 2000, RB (INS-AMBAC)(a)	5.75%	04/01/20	80	80,298
Utica (City of) Industrial Development Agency (Utica College); Series 1998 A, RB	5.75%	08/01/28	280	276,724
Westchester (County of) Industrial Development Agency (Guiding Eyes For The Blind, Inc.); Series 2004, Civic Facility RB	5.38%	08/01/24	1,000	1,021,630

Westchester Tobacco Asset Securitization Corp.; Series 2005, Asset-Backed RB	5.13%	06/01/45	2,500	1,720,600

Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/40	1,000	968,780

				153,340,411

Puerto Rico—4.83%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	1,300	1,348,867
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.25%	07/01/33	1,000	1,009,090
Series 2008 WW, RB	5.50%	07/01/21	1,000	1,092,110
Series 2010 XX, RB	5.75%	07/01/36	500	523,940
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico—(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1993 X, Ref. RB(e)	5.50%	07/01/15	$1,535	$1,740,567
Series 1993 X, Ref. RB	5.50%	07/01/15	465	506,645
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC)(a)	5.50%	07/01/27	675	706,354
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, CAB RB(b)	0.00%	08/01/34	1,000	246,980
First Subseries 2010 A, RB	5.38%	08/01/39	530	546,563

				7,721,116

Virgin Islands—2.09%
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	915	916,931
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	845	901,015
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	1,000	994,680
Virgin Islands (Government of) Water & Power Authority; Series 2007 A, Electric System RB	5.00%	07/01/22	500	520,850

				3,333,476

Guam—1.95%
Guam (Government of) (Section 30);
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	135	137,523
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,269,600
Guam (Government of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	450	437,792
Guam (Government of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	740	706,123
Guam (Government of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	550	571,587

				3,122,625

TOTAL INVESTMENTS(l)—104.76% (Cost $163,048,326)				167,517,628

FLOATING RATE NOTE OBLIGATIONS—(4.84)%
Notes with interest rates ranging from 0.14% to 0.24% at 11/30/11 and contractual maturities of collateral ranging from 05/01/28 to 07/01/44 (See Note 1F)(m)				(7,735,000)

OTHER ASSETS LESS LIABILITIES—0.08%				125,508

NET ASSETS—100.00%				$159,908,136

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.

AGC	— Assured Guaranty Corp.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp.

BHAC	— Berkshire Hathaway Assurance Corp.

CAB	— Capital Appreciation Bonds

GO	— General Obligation

IDR	— Industrial Development Revenue Bonds

INS	— Insurer

LOC	— Letter of Credit

MFH	— Multi-Family Housing

NATL	— National Public Finance Guarantee Corp.

PILOT	— Payment-in-Lieu-of-Taxes

Radian	— Radian Asset Assurance, Inc.

RB	— Revenue Bonds

Ref.	— Refunding

SGI	— Syncora Guarantee, Inc.

Sec.	— Secured

Sr.	— Senior

Sub.	— Subordinated

VRD	— Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Zero coupon bonds issued at a discount.

(c)	Security subject to the alternative minimum tax.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(g)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1F.

(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $4,441,135, which represented 2.78% of the Fund’s Net Assets.

(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2011 represented 0.00% of the Fund’s Net Assets.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	5.8%

Assured Guaranty Municipal Corp.	5.0

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Fund’s investments with a value of $12,194,880 are held by Dealer Trusts and serve as collateral for the $7,735,000 in floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Van Kampen New York Tax Free Income Fund

D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
F.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
     The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
Invesco Van Kampen New York Tax Free Income Fund

NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$167,517,628	$—	$167,517,628
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2011 was $16,109,890 and $14,051,086, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$8,350,515
Aggregate unrealized (depreciation) of investment securities	(3,730,749)

Net unrealized appreciation of investment securities	$4,619,766

Cost of investments for tax purposes is $162,897,862.
Invesco Van Kampen New York Tax Free Income Fund

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 27, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.